As filed with the Securities and Exchange Commission on May 16, 2014

Registration No. 333-147707

811-07798

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.

FORM N-6

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☑
Post-Effective Amendment No. 15	☑

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 123	☑

NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I

(Exact Name of Registrant)

NEW YORK LIFE INSURANCE AND

ANNUITY CORPORATION

(Name of Depositor)

51 Madison Avenue,

New York, New York 10010

(Address of Depositor’s Principal Executive Office)

Depositor’s Telephone Number: 212-576-7000

Charles A. Whites, Jr., Esq.

New York Life Insurance and Annuity Corporation

51 Madison Avenue

New York, NY 10010

(Name and Address of Agent for Service)

Copy to:

Stephen E. Roth, Esq. Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, NW Washington, DC 20004-2415	Thomas F. English, Esq. Senior Vice President, Deputy General Counsel and Chief Insurance Counsel New York Life Insurance Company 51 Madison Avenue New York, New York 10010

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on May 1, 2014 pursuant to paragraph (b) of Rule 485
☑	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on , pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new date for a previously filed post-effective amendment.

Explanatory Note

Registrant is filing this Post-Effective Amendment No. 15 (the “Amendment”) to revise the guaranteed maximum charge for the Estate Protection Rider offered with New York Life Survivorship Variable Universal Life Accumulator. We are asking that the Amendment become effective automatically 60 days after filing pursuant to Rule 485(a)(1), on July 15, 2014. The Amendment includes a supplement to the prospectus for New York Life Variable Universal Life Accumulator and New York Life Survivorship Variable Universal Life Accumulator policies. The supplement to the prospectus contained in the Amendment for New York Life Variable Universal Life Accumulator and New York Life Survivorship Variable Universal Life Accumulator notes the revised guaranteed maximum charge for the Estate Protection Rider. This Amendment is not intended to amend or delete any part of the registration statement, except as specifically noted herein. No other material changes were made to the supplement to the registration statement.

SUPPLEMENT DATED JULY 15, 2014

TO THE PROSPECTUS, DATED MAY 1, 2014

NEW YORK LIFE VARIABLE UNIVERSAL LIFE ACCUMULATOR

NEW YORK LIFE SURVIVORSHIP VARIABLE UNIVERSAL LIFE ACCUMULATOR

INVESTING IN

NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT – I

This supplement amends the May 1, 2014 prospectus (the “Prospectus”), for the above referenced New York Life variable universal life insurance policies. You should read this information carefully and retain this supplement for future reference together with the Prospectus. This supplement is not valid unless it is read in conjunction with the Prospectus. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.

The purpose of this supplement is to revise the guaranteed maximum charge for the Estate Protection Rider (“EPR”) for New York Life Survivorship Variable Universal Life Accumulator. The revised guaranteed maximum charge for EPR will apply only to policies applied for on or after the date this supplement has been declared effective by the Securities Exchange Commission.

Keeping this purpose in mind, please note the following:

The Guaranteed maximum charge listed in the Table of Fees and Expenses—Periodic Charges Other than Funds’ Operating Expenses for the Estate Protection Rider is hereby deleted and replaced with the following:

Estate Protection Rider (EPR):         Guaranteed maximum: $83.33333 per $1000 of EPR Face Amount

New York Life Insurance and Annuity Corporation

(A Delaware Corporation)

51 Madison Avenue

New York, New York 10010

NYLIAC Variable Universal Life Separate Account-I

Financial Statements

Statement of Assets and Liabilities

As of December 31, 2013

	MainStay VP Balanced— Initial Class	MainStay VP Bond— Initial Class	MainStay VP Cash Management— Initial Class

ASSETS:
Investment at net asset value	$13,017,729	$35,345,480	$43,128,649
Dividends due and accrued	—	—	381
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	520	(6,599)	49,151
Net receivable from (payable to) the Fund for shares sold or purchased	(520)	6,599	(49,532)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	90	351	668
Administrative charges	10	38	62

Total net assets	$13,017,629	$35,345,091	$43,127,919

Total shares outstanding	884,056	2,524,126	43,124,586

Net asset value per share (NAV)	$14.72	$14.00	$1.00

Total units outstanding	749,199	1,671,208	33,928,717

Variable accumulation unit value (lowest to highest)	$12.77 to $17.81	$10.11 to $26.80	$1.00 to $1.52

Identified cost of investment	$9,613,932	$36,666,841	$43,076,272

Statement of Operations For the year ended December 31, 2013
	MainStay VP Balanced— Initial Class	MainStay VP Bond— Initial Class	MainStay VP Cash Management— Initial Class

INVESTMENT INCOME (LOSS):
Dividend income	$136,174	$682,182	$4,382
Mortality and expense risk charges	(28,985)	(139,958)	(127,496)
Administrative charges	(3,266)	(15,244)	(12,005)
Waiver of Mortality and expense risk and Administrative charges by NYLIAC	—	—	—

Net investment income (loss)	103,923	526,980	(135,119)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,107,240	6,911,402	20,497,074
Cost of investments sold	(927,701)	(6,527,445)	(20,495,826)

Net realized gain (loss) on investments	179,539	383,957	1,248
Realized gain distribution received	—	574,707	—
Change in unrealized appreciation (depreciation) on investments	1,950,146	(2,395,278)	3,306

Net gain (loss) on investments	2,129,685	(1,436,614)	4,554

Net increase (decrease) in net assets resulting from operations	$2,233,608	$(909,634)	$(130,565)

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

MainStay VP Common Stock— Initial Class	MainStay VP Conservative Allocation— Initial Class	MainStay VP Convertible— Initial Class	MainStay VP Cornerstone Growth— Initial Class	MainStay VP DFA/DuPont Capital Emerging Markets Equity— Initial Class	MainStay VP Eagle Small Cap Growth— Initial Class	MainStay VP Floating Rate— Initial Class

$97,166,562	$14,971,111	$46,724,958	$190,429,810	$46,942,630	$53,272,968	$16,151,415
—	—	—	—	—	—	56,461

(6,739)	(12,720)	(10,245)	(7,086)	(6,669)	(503)	76
6,739	12,720	10,245	7,086	6,669	503	(56,537)

1,316	136	457	2,806	409	556	112
149	14	34	358	39	53	12

$97,165,097	$14,970,961	$46,724,467	$190,426,646	$46,942,182	$53,272,359	$16,151,291

3,953,628	1,200,185	3,492,253	5,569,426	4,942,268	4,075,800	1,730,744

$24.58	$12.47	$13.38	$34.19	$9.50	$13.07	$9.33

3,412,670	927,276	1,748,890	9,039,586	4,937,957	4,103,957	1,176,467

$18.07 to $47.12	$15.84 to $16.56	$12.71 to $34.59	$11.73 to $30.48	$9.44 to $9.57	$12.91 to $13.08	$10.84 to $14.16

$68,247,078	$13,929,500	$36,823,457	$116,548,640	$49,136,922	$40,962,739	$15,687,522

MainStay VP Common Stock— Initial Class	MainStay VP Conservative Allocation— Initial Class	MainStay VP Convertible— Initial Class	MainStay VP Cornerstone Growth— Initial Class	MainStay VP DFA/DuPont Capital Emerging Markets Equity— Initial Class	MainStay VP Eagle Small Cap Growth— Initial Class	MainStay VP Floating Rate— Initial Class

$1,367,718	$357,739	$1,046,496	$1,444,127	$354,104	$49,695	$659,285
(436,097)	(46,662)	(157,241)	(950,534)	(156,662)	(191,492)	(38,733)
(49,351)	(4,752)	(11,704)	(121,266)	(15,215)	(18,450)	(3,856)
—	—	—	—	—	—	—

882,270	306,325	877,551	372,327	182,227	(160,247)	616,696

8,368,042	1,989,760	4,519,399	16,066,882	6,151,473	6,619,693	2,562,929
(7,547,103)	(1,677,255)	(4,020,362)	(11,363,898)	(6,451,347)	(5,773,288)	(2,404,708)

820,939	312,505	499,037	4,702,984	(299,874)	846,405	158,221
—	372,497	2,908,939	—	—	—	—
24,369,396	666,271	5,344,414	32,919,434	(2,949,667)	12,297,141	(142,502)

25,190,335	1,351,273	8,752,390	37,622,418	(3,249,541)	13,143,546	15,719

$26,072,605	$1,657,598	$9,629,941	$37,994,745	$(3,067,314)	$12,983,299	$632,415

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)

As of December 31, 2013

	MainStay VP Government— Initial Class	MainStay VP Growth Allocation— Initial Class	MainStay VP High Yield Corporate Bond— Initial Class

ASSETS:
Investment at net asset value	$18,544,695	$43,168,927	$137,277,784
Dividends due and accrued	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(35,942)	28,947	(21,461)
Net receivable from (payable to) the Fund for shares sold or purchased	35,942	(28,947)	21,461

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	194	254	1,278
Administrative charges	21	24	141

Total net assets	$18,544,480	$43,168,649	$137,276,365

Total shares outstanding	1,665,310	3,450,564	13,380,100

Net asset value per share (NAV)	$11.14	$12.51	$10.26

Total units outstanding	958,525	2,653,665	4,299,334

Variable accumulation unit value (lowest to highest)	$9.99 to $23.76	$15.88 to $16.52	$12.55 to $42.51

Identified cost of investment	$19,521,062	$31,680,447	$123,484,226

Statement of Operations (Continued) For the year ended December 31, 2013
	MainStay VP Government— Initial Class	MainStay VP Growth Allocation— Initial Class	MainStay VP High Yield Corporate Bond— Initial Class

INVESTMENT INCOME (LOSS):
Dividend income	$643,012	$382,274	$7,509,454
Mortality and expense risk charges	(76,984)	(81,142)	(470,727)
Administrative charges	(8,076)	(7,804)	(52,334)
Waiver of Mortality and expense risk and Administrative charges by NYLIAC	—	—	—

Net investment income (loss)	557,952	293,328	6,986,393

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	4,187,145	2,555,421	14,829,706
Cost of investments sold	(4,063,209)	(2,465,726)	(14,252,359)

Net realized gain (loss) on investments	123,936	89,695	577,347
Realized gain distribution received	35,352	1,782,808	—
Change in unrealized appreciation (depreciation) on investments	(1,304,980)	7,729,572	624,811

Net gain (loss) on investments	(1,145,692)	9,602,075	1,202,158

Net increase (decrease) in net assets resulting from operations	$(587,740)	$9,895,403	$8,188,551

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

MainStay VP ICAP Select Equity— Initial Class	MainStay VP Income Builder— Initial Class	MainStay VP International Equity— Initial Class	MainStay VP Janus Balanced— Initial Class	MainStay VP Large Cap Growth— Initial Class	MainStay VP MFS® Utilities— Initial Class	MainStay VP Mid Cap Core— Initial Class

$143,518,984	$63,797,594	$49,145,961	$134,849,593	$45,050,328	$26,674,166	$99,608,022
—	—	—	—	—	—	—

12,180	(10,603)	(3,499)	(38,080)	(17,157)	(911)	1,571
(12,180)	10,603	3,499	38,080	17,157	911	(1,571)

1,439	831	402	1,539	383	174	672
146	106	43	122	26	18	61

$143,517,399	$63,796,657	$49,145,516	$134,847,932	$45,049,919	$26,673,974	$99,607,289

8,134,424	3,605,102	3,558,146	10,809,868	1,972,984	2,108,931	6,156,020

$17.64	$17.70	$13.81	$12.47	$22.83	$12.65	$16.18

7,006,602	2,407,145	2,168,360	10,728,050	2,532,211	2,044,831	3,338,102

$14.14 to $22.55	$12.66 to $35.77	$11.05 to $28.26	$12.41 to $12.68	$13.18 to $21.42	$12.85 to $13.11	$27.58 to $31.52

$96,252,850	$52,703,582	$48,613,770	$109,107,501	$26,150,472	$22,448,084	$62,613,282

MainStay VP ICAP Select Equity— Initial Class	MainStay VP Income Builder— Initial Class	MainStay VP International Equity— Initial Class	MainStay VP Janus Balanced— Initial Class	MainStay VP Large Cap Growth— Initial Class	MainStay VP MFS® Utilities— Initial Class	MainStay VP Mid Cap Core— Initial Class

$2,079,880	$2,646,259	$546,406	$1,845,519	$127,710	$565,470	$904,197
(491,223)	(290,148)	(145,067)	(536,849)	(125,918)	(54,927)	(218,468)
(49,690)	(36,729)	(15,715)	(42,679)	(8,609)	(5,610)	(19,845)

—	—	—	—	—	—	—

1,538,967	2,319,382	385,624	1,265,991	(6,817)	504,933	665,884

13,427,125	5,072,738	5,628,821	10,884,420	6,075,653	2,245,978	8,761,899
(11,815,211)	(5,110,963)	(7,743,333)	(9,458,027)	(4,100,237)	(1,848,706)	(6,478,372)

1,611,914	(38,225)	(2,114,512)	1,426,393	1,975,416	397,272	2,283,527
—	—	—	198,214	224,394	312,232	5,391,299
31,225,852	7,334,791	8,237,637	19,696,924	10,134,287	2,825,097	21,668,648

32,837,766	7,296,566	6,123,125	21,321,531	12,334,097	3,534,601	29,343,474

$34,376,733	$9,615,948	$6,508,749	$22,587,522	$12,327,280	$4,039,534	$30,009,358

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)

As of December 31, 2013

	MainStay VP Moderate Allocation— Initial Class	MainStay VP Moderate Growth Allocation— Initial Class	MainStay VP PIMCO Real Return— Initial Class

ASSETS:
Investment at net asset value	$37,869,509	$58,341,438	$9,672,683
Dividends due and accrued	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	2,027	6,404	(26,133)
Net receivable from (payable to) the Fund for shares sold or purchased	(2,027)	(6,404)	26,133

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	316	392	66
Administrative charges	36	43	7

Total net assets	$37,869,157	$58,341,003	$9,672,610

Total shares outstanding	3,003,720	4,365,922	1,025,188

Net asset value per share (NAV)	$12.61	$13.36	$9.43

Total units outstanding	2,297,013	3,478,183	1,011,040

Variable accumulation unit value (lowest to highest)	$16.10 to $16.94	$13.09 to $17.11	$9.49 to $9.62

Identified cost of investment	$32,227,485	$43,989,700	$10,570,171

Statement of Operations (Continued) For the year ended December 31, 2013
	MainStay VP Moderate Allocation— Initial Class	MainStay VP Moderate Growth Allocation— Initial Class	MainStay VP PIMCO Real Return— Initial Class

INVESTMENT INCOME (LOSS):
Dividend income	$702,616	$684,440	$126,711
Mortality and expense risk charges	(106,287)	(130,564)	(28,777)
Administrative charges	(12,045)	(14,127)	(2,732)
Waiver of Mortality and expense risk and Administrative charges by NYLIAC	—	—	—

Net investment income (loss)	584,284	539,749	95,202

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	4,409,126	3,448,981	4,629,752
Cost of investments sold	(3,479,684)	(3,339,416)	(4,586,742)

Net realized gain (loss) on investments	929,442	109,565	43,010
Realized gain distribution received	1,137,301	1,527,427	67,234
Change in unrealized appreciation (depreciation) on investments	3,207,108	9,369,394	(1,337,682)

Net gain (loss) on investments	5,273,851	11,006,386	(1,227,438)

Net increase (decrease) in net assets resulting from operations	$5,858,135	$11,546,135	$(1,132,236)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

MainStay VP S&P 500 Index— Initial Class	MainStay VP T. Rowe Price Equity Income— Initial Class	MainStay VP Unconstrained Bond— Initial Class	MainStay VP U.S. Small Cap— Initial Class	MainStay VP Van Eck Global Hard Assets— Initial Class	Alger Capital Appreciation Portfolio— Class I-2 Shares	AllianceBernstein VPS International Value Portfolio— Class A

$284,199,052	$77,339,657	$3,240,287	$24,961,527	$45,772,310	$1,359,801	$323
—	—	—	—	—	—	—

18,509	5,097	171	(1,956)	(35,176)	—	—
(18,509)	(5,097)	(171)	1,956	35,176	—	—

3,053	603	18	164	264	—	—
348	50	2	13	26	—	—

$284,195,651	$77,339,004	$3,240,267	$24,961,350	$45,772,020	$1,359,801	$323

7,561,615	5,615,212	314,052	1,811,463	4,592,271	18,523	22

$37.58	$13.77	$10.32	$13.78	$9.97	$73.41	$14.99

10,730,266	5,531,680	290,727	1,274,085	4,562,263	39,579	30

$16.95 to $50.72	$13.88 to $14.06	$11.06 to $11.19	$19.24 to $19.80	$9.95 to $10.08	$14.90 to $35.44	$10.82 to $10.82

$178,682,200	$57,033,891	$3,284,893	$14,833,280	$45,178,356	$882,092	$275

MainStay VP S&P 500 Index— Initial Class	MainStay VP T. Rowe Price Equity Income— Initial Class	MainStay VP Unconstrained Bond— Initial Class	MainStay VP U.S. Small Cap— Initial Class	MainStay VP Van Eck Global Hard Assets— Initial Class	Alger Capital Appreciation Portfolio— Class I-2 Shares	AllianceBernstein VPS International Value Portfolio— Class A

$4,151,782	$909,585	$125,463	$159,255	$497,456	$4,429	$22
(1,020,844)	(203,816)	(5,152)	(52,492)	(97,214)	—	—
(116,124)	(17,013)	(486)	(4,038)	(9,834)	—	—
—	—	—	—	—	—	—

3,014,814	688,756	119,825	102,725	390,408	4,429	22

19,395,801	5,554,683	735,060	3,083,799	6,688,552	353,194	182
(12,404,975)	(4,443,834)	(739,329)	(1,899,867)	(7,073,210)	(208,651)	(151)

6,990,826	1,110,849	(4,269)	1,183,932	(384,658)	144,543	31
—	566,479	60	—	—	138,329	—
59,799,720	15,841,818	(21,032)	5,622,253	4,584,081	95,623	27

66,790,546	17,519,146	(25,241)	6,806,185	4,199,423	378,495	58

$69,805,360	$18,207,902	$94,584	$6,908,910	$4,589,831	$382,924	$80

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)

As of December 31, 2013

	AllianceBernstein VPS Small/Mid Cap Value Portfolio— Class A	American Century Investments® VP Inflation Protection Fund— Class II	American Century Investments® VP International Fund— Class II

ASSETS:
Investment at net asset value	$7,845,646	$264,450	$2,232,045
Dividends due and accrued	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	11,793	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	(11,793)	—	—

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	47	—	—
Administrative charges	3	—	—

Total net assets	$7,845,596	$264,450	$2,232,045

Total shares outstanding	342,752	25,306	208,019

Net asset value per share (NAV)	$22.89	$10.45	$10.73

Total units outstanding	465,279	18,362	90,193

Variable accumulation unit value (lowest to highest)	$16.19 to $17.31	$11.15 to $14.71	$24.75 to $24.75

Identified cost of investment	$6,030,748	$283,372	$1,665,415

Statement of Operations (Continued) For the year ended December 31, 2013
	AllianceBernstein VPS Small/Mid Cap Value Portfolio— Class A	American Century Investments® VP Inflation Protection Fund— Class II	American Century Investments® VP International Fund— Class II

INVESTMENT INCOME (LOSS):
Dividend income	$40,484	$4,109	$30,473
Mortality and expense risk charges	(15,334)	—	—
Administrative charges	(1,143)	—	—
Waiver of Mortality and expense risk and Administrative charges by NYLIAC	—	—	—

Net investment income (loss)	24,007	4,109	30,473

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,638,949	8,901	273,149
Cost of investments sold	(1,192,270)	(8,305)	(277,903)

Net realized gain (loss) on investments	446,679	596	(4,754)
Realized gain distribution received	375,791	9,019	—
Change in unrealized appreciation (depreciation) on investments	1,265,266	(36,664)	383,814

Net gain (loss) on investments	2,087,736	(27,049)	379,060

Net increase (decrease) in net assets resulting from operations	$2,111,743	$(22,940)	$409,533

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

American Century Investments® VP Value Fund— Class II	BlackRock® Global Allocation V.I. Fund— Class III Shares	Columbia Variable Portfolio— Small Cap Value Fund— Class 2 Shares	Delaware VIP® Diversified Income Series— Standard Class	Delaware VIP® Emerging Markets Series— Standard Class	Delaware VIP® International Value Equity Series— Standard Class	Delaware VIP® Small Cap Value Series— Standard Class

$1,859,694	$6,713,790	$7,598	$43,679	$966,348	$13,715	$2,804,076
—	—	—	—	—	—	—

—	(5,772)	—	—	745	—	946
—	5,772	—	—	(745)	—	(946)

—	33	—	—	6	—	17
—	3	—	—	1	—	1

$1,859,694	$6,713,754	$7,598	$43,679	$966,341	$13,715	$2,804,058

219,822	430,921	373	4,148	45,009	1,125	67,211

$8.46	$15.58	$20.39	$10.53	$21.47	$12.19	$41.72

72,551	574,776	561	3,879	81,933	1,203	201,435

$25.63 to $25.63	$11.64 to $11.78	$13.53 to $13.53	$11.26 to $11.26	$10.28 to $12.05	$11.40 to $11.40	$13.83 to $14.26

$1,189,258	$6,477,366	$6,654	$44,798	$912,220	$12,108	$2,404,354

American Century Investments® VP Value Fund— Class II	BlackRock® Global Allocation V.I. Fund— Class III Shares	Columbia Variable Portfolio— Small Cap Value Fund— Class 2 Shares	Delaware VIP® Diversified Income Series— Standard Class	Delaware VIP® Emerging Markets Series— Standard Class	Delaware VIP® International Value Equity Series— Standard Class	Delaware VIP® Small Cap Value Series— Standard Class

$24,472	$67,314	$60	$827	$6,384	$98	$7,762
—	(11,557)	—	—	(1,544)	—	(3,470)
—	(1,200)	—	—	(136)	—	(302)
—	2,901	—	—	—	—	—

24,472	57,458	60	827	4,704	98	3,990

71,638	2,294,845	2,510	1,398	201,547	26,865	112,986
(55,111)	(2,150,451)	(2,257)	(1,419)	(199,817)	(24,832)	(95,055)

16,527	144,394	253	(21)	1,730	2,033	17,931
—	255,736	—	481	—	—	49,218
396,465	195,852	910	(1,707)	47,955	1,006	384,787

412,992	595,982	1,163	(1,247)	49,685	3,039	451,936

$437,464	$653,440	$1,223	$(420)	$54,389	$3,137	$455,926

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)

As of December 31, 2013

	Delaware VIP® Value Series— Standard Class	DFA VA Global Bond Portfolio	DFA VA International Small Portfolio

ASSETS:
Investment at net asset value	$66,314	$4,886	$59,902
Dividends due and accrued	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—
Administrative charges	—	—	—

Total net assets	$66,314	$4,886	$59,902

Total shares outstanding	2,542	459	4,874

Net asset value per share (NAV)	$26.09	$10.65	$12.29

Total units outstanding	4,131	477	4,484

Variable accumulation unit value (lowest to highest)	$16.05 to $16.05	$10.25 to $10.25	$13.36 to $13.36

Identified cost of investment	$50,856	$5,041	$56,184

Statement of Operations (Continued) For the year ended December 31, 2013
	Delaware VIP® Value Series— Standard Class	DFA VA Global Bond Portfolio	DFA VA International Small Portfolio

INVESTMENT INCOME (LOSS):
Dividend income	$890	$22	$1,258
Mortality and expense risk charges	—	—	—
Administrative charges	—	—	—
Waiver of Mortality and expense risk and Administrative charges by NYLIAC	—	—	—

Net investment income (loss)	890	22	1,258

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	13,817	362	2,269
Cost of investments sold	(12,006)	(370)	(1,770)

Net realized gain (loss) on investments	1,811	(8)	499
Realized gain distribution received	—	70	1,719
Change in unrealized appreciation (depreciation) on investments	12,432	(103)	3,284

Net gain (loss) on investments	14,243	(41)	5,502

Net increase (decrease) in net assets resulting from operations	$15,133	$(19)	$6,760

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

DFA VA International Value Portfolio	DFA VA Short- Term Fixed Portfolio	DFA VA U.S. Large Value Portfolio	DFA VA U.S. Targeted Value Portfolio	Dreyfus IP Technology Growth Portfolio— Initial Shares	Dreyfus VIF Opportunistic Small Cap Portfolio— Initial Shares	DWS Small Mid Cap Value VIP— Class A

$32,949	$24,512	$70,712	$77,615	$18,017,648	$2,541,566	$3,860,803
—	—	—	—	—	—	—

—	—	—	—	42,553	—	38,853
—	—	—	—	(42,553)	—	(38,853)

—	—	—	—	111	—	22
—	—	—	—	8	—	2

$32,949	$24,512	$70,712	$77,615	$18,017,529	$2,541,566	$3,860,779

2,498	2,405	3,232	4,137	980,279	54,041	226,041

$13.19	$10.19	$21.88	$18.76	$18.38	$47.03	$17.08

2,492	2,436	4,607	4,941	842,486	115,176	245,020

$13.22 to $13.22	$10.06 to $10.06	$15.35 to $15.35	$15.71 to $15.71	$17.49 to $24.67	$22.07 to $22.07	$15.32 to $15.93

$29,370	$24,602	$62,834	$61,750	$11,779,966	$1,507,665	$2,824,711

DFA VA International Value Portfolio	DFA VA Short- Term Fixed Portfolio	DFA VA U.S. Large Value Portfolio	DFA VA U.S. Targeted Value Portfolio	Dreyfus IP Technology Growth Portfolio— Initial Shares	Dreyfus VIF Opportunistic Small Cap Portfolio— Initial Shares	DWS Small Mid Cap Value VIP— Class A

$775	$64	$941	$552	$—	$—	$34,446
—	—	—	—	(35,681)	—	(6,949)
—	—	—	—	(2,595)	—	(738)
—	—	—	—	—	—	—

775	64	941	552	(38,276)	—	26,759

6,414	189	13,538	6,575	2,313,487	52,632	412,556
(5,120)	(189)	(9,596)	(4,875)	(1,410,918)	(49,046)	(312,917)

1,294	—	3,942	1,700	902,569	3,586	99,639
—	21	5,384	—	—	—	—
2,681	(50)	6,225	14,452	3,614,772	806,173	819,929

3,975	(29)	15,551	16,152	4,517,341	809,759	919,568

$4,750	$35	$16,492	$16,704	$4,479,065	$809,759	$946,327

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)

As of December 31, 2013

	DWS Small Cap Index VIP— Class A	Fidelity® VIP Contrafund® Portfolio— Initial Class	Fidelity® VIP Equity-Income Portfolio— Initial Class

ASSETS:
Investment at net asset value	$28,168	$214,537,105	$75,904,941
Dividends due and accrued	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	9,004	(3,289)
Net receivable from (payable to) the Fund for shares sold or purchased	—	(9,004)	3,289

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	2,056	715
Administrative charges	—	208	80

Total net assets	$28,168	$214,534,841	$75,904,146

Total shares outstanding	1,592	6,245,556	3,259,087

Net asset value per share (NAV)	$17.69	$34.35	$23.29

Total units outstanding	1,918	6,968,612	3,239,438

Variable accumulation unit value (lowest to highest)	$14.68 to $14.68	$14.06 to $42.67	$14.26 to $29.39

Identified cost of investment	$22,508	$164,584,631	$69,862,758

Statement of Operations (Continued) For the year ended December 31, 2013
	DWS Small Cap Index VIP— Class A	Fidelity® VIP Contrafund® Portfolio— Initial Class	Fidelity® VIP Equity-Income Portfolio— Initial Class

INVESTMENT INCOME (LOSS):
Dividend income	$361	$2,096,456	$1,781,790
Mortality and expense risk charges	—	(685,598)	(243,937)
Administrative charges	—	(69,793)	(27,258)
Waiver of Mortality and expense risk and Administrative charges by NYLIAC	—	—	—

Net investment income (loss)	361	1,341,065	1,510,595

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	9,140	15,683,418	4,972,717
Cost of investments sold	(7,203)	(12,948,404)	(5,117,226)

Net realized gain (loss) on investments	1,937	2,735,014	(144,509)
Realized gain distribution received	867	55,823	4,708,632
Change in unrealized appreciation (depreciation) on investments	4,457	47,499,025	10,504,685

Net gain (loss) on investments	7,261	50,289,862	15,068,808

Net increase (decrease) in net assets resulting from operations	$7,622	$51,630,927	$16,579,403

(a)	For the period May 1, 2013 (Commencement of Investment Division) through December 31, 2013.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Fidelity® VIP Freedom 2020 Portfolio— Initial Class	Fidelity® VIP Freedom 2030 Portfolio— Initial Class	Fidelity® VIP Freedom 2040 Portfolio— Initial Class	Fidelity® VIP Growth Portfolio— Initial Class	Fidelity® VIP Index 500 Portfolio— Initial Class	Fidelity® VIP Investment Grade Bond Portfolio— Initial Class	Fidelity® VIP Mid Cap Portfolio— Initial Class

$123,690	$152,765	$247,463	$4,811,261	$12,571,625	$1,024,521	$5,924,580
—	—	—	—	—	—	—

—	—	595	—	—	—	455
—	—	(595)	—	—	—	(455)

1	2	1	—	—	—	4
—	—	—	—	—	—	—

$123,689	$152,763	$247,462	$4,811,261	$12,571,625	$1,024,521	$5,924,576

9,809	11,897	13,486	84,201	67,484	82,890	162,808

$12.61	$12.84	$18.35	$57.14	$186.29	$12.36	$36.39

11,395	13,618	21,620	271,537	636,724	62,996	199,649

$10.83 to $10.88	$11.20 to $11.25	$11.41 to $11.46	$17.72 to $17.72	$14.77 to $19.78	$11.21 to $16.76	$12.25 to $37.94

$119,590	$146,771	$238,919	$3,094,337	$7,800,911	$1,041,771	$4,815,041

Fidelity® VIP Freedom 2020 Portfolio— Initial Class(a)	Fidelity® VIP Freedom 2030 Portfolio— Initial Class(a)	Fidelity® VIP Freedom 2040 Portfolio— Initial Class(a)	Fidelity® VIP Growth Portfolio— Initial Class	Fidelity® VIP Index 500 Portfolio— Initial Class	Fidelity® VIP Investment Grade Bond Portfolio— Initial Class	Fidelity® VIP Mid Cap Portfolio— Initial Class

$2,085	$2,289	$3,363	$12,341	$216,450	$24,790	$27,284
(289)	(150)	(115)	—	—	—	(619)
(42)	(24)	(16)	—	—	—	(74)
—	—	—	—	—	—	—

1,754	2,115	3,232	12,341	216,450	24,790	26,591

68,749	18,823	1,165,068	253,337	1,616,749	29,251	992,671
(65,644)	(18,926)	(1,148,638)	(197,963)	(1,546,869)	(27,988)	(813,210)

3,105	(103)	16,430	55,374	69,880	1,263	179,461
631	907	1,513	2,938	118,891	12,715	683,058
4,100	5,993	7,948	1,258,710	2,858,637	(56,884)	666,811

7,836	6,797	25,891	1,317,022	3,047,408	(42,906)	1,529,330

$9,590	$8,912	$29,123	$1,329,363	$3,263,858	$(18,116)	$1,555,921

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)

As of December 31, 2013

	Fidelity® VIP Overseas Portfolio— Initial Class	Invesco V.I. American Value Fund— Series I Shares	Invesco V.I. Global Real Estate Fund— Series I Shares

ASSETS:
Investment at net asset value	$6,653,228	$982,663	$35,267
Dividends due and accrued	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	1,471	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	(1,471)	—

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	7	—
Administrative charges	—	1	—

Total net assets	$6,653,228	$982,655	$35,267

Total shares outstanding	322,346	49,404	2,307

Net asset value per share (NAV)	$20.64	$19.89	$15.29

Total units outstanding	299,977	69,016	2,909

Variable accumulation unit value (lowest to highest)	$12.56 to $22.20	$14.14 to $14.93	$12.12 to $12.12

Identified cost of investment	$5,071,998	$841,007	$35,855

Statement of Operations (Continued) For the year ended December 31, 2013
	Fidelity® VIP Overseas Portfolio— Initial Class	Invesco V.I. American Value Fund— Series I Shares	Invesco V.I. Global Real Estate Fund— Series I Shares

INVESTMENT INCOME (LOSS):
Dividend income	$82,146	$5,046	$1,267
Mortality and expense risk charges	—	(1,638)	—
Administrative charges	—	(128)	—
Waiver of Mortality and expense risk and Administrative charges by NYLIAC	—	—	—

Net investment income (loss)	82,146	3,280	1,267

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	590,688	193,450	27,491
Cost of investments sold	(844,565)	(159,294)	(24,201)

Net realized gain (loss) on investments	(253,877)	34,156	3,290
Realized gain distribution received	22,519	—	—
Change in unrealized appreciation (depreciation) on investments	1,748,751	131,201	(3,051)

Net gain (loss) on investments	1,517,393	165,357	239

Net increase (decrease) in net assets resulting from operations	$1,599,539	$168,637	$1,506

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Invesco V.I. International Growth Fund— Series I Shares	Janus Aspen Enterprise Portfolio— Institutional Shares	Janus Aspen Forty Portfolio— Institutional Shares	Janus Aspen Global Research Portfolio— Institutional Shares	LVIP Baron Growth Opportunities Fund— Service Class	MFS® International Value Portfolio— Initial Class	MFS® Investors Trust Series— Initial Class

$8,722,905	$521,618	$23,124	$94,077,978	$10,181	$2,954,854	$223,982
—	—	—	—	—	—	—

(123)	—	—	9,590	—	240	—
123	—	—	(9,590)	—	(240)	—

54	—	—	1,196	—	25	—
6	—	—	106	—	3	—

$8,722,845	$521,618	$23,124	$94,076,676	$10,181	$2,954,826	$223,982

246,966	8,847	434	2,412,841	225	135,170	7,479

$35.32	$58.96	$53.34	$38.99	$45.20	$21.86	$29.95

722,484	17,792	1,587	5,507,991	627	219,056	10,758

$11.52 to $12.64	$14.34 to $30.73	$14.57 to $14.57	$13.41 to $24.12	$16.25 to $16.25	$13.41 to $14.32	$20.81 to $20.81

$7,071,540	$343,710	$18,198	$61,613,130	$8,266	$2,613,796	$145,587

Invesco V.I. International Growth Fund— Series I Shares	Janus Aspen Enterprise Portfolio— Institutional Shares	Janus Aspen Forty Portfolio— Institutional Shares	Janus Aspen Global Research Portfolio— Institutional Shares	LVIP Baron Growth Opportunities Fund— Service Class	MFS® International Value Portfolio— Initial Class	MFS® Investors Trust Series— Initial Class

$92,862	$2,880	$131	$1,043,946	$38	$35,319	$2,162
(17,150)	—	—	(402,860)	—	(5,427)	—
(1,818)	—	—	(35,577)	—	(620)	—
—	—	—	—	—	—	—

73,894	2,880	131	605,509	38	29,272	2,162

675,069	177,155	5,790	7,163,642	1,897	105,008	2,301
(441,332)	(97,956)	(4,817)	(5,305,176)	(1,463)	(89,968)	(1,785)

233,737	79,199	973	1,858,466	434	15,040	516
—	—	—	—	684	—	—
977,701	70,220	4,003	18,656,876	1,704	332,294	51,838

1,211,438	149,419	4,976	20,515,342	2,822	347,334	52,354

$1,285,332	$152,299	$5,107	$21,120,851	$2,860	$376,606	$54,516

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)

As of December 31, 2013

	MFS® New Discovery Series— Initial Class	MFS® Research Bond Series— Initial Class	MFS® Research Series— Initial Class

ASSETS:
Investment at net asset value	$5,846,634	$8,311	$795,118
Dividends due and accrued	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	139	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	(139)	—	—

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	17	—	4
Administrative charges	1	—	—

Total net assets	$5,846,616	$8,311	$795,114

Total shares outstanding	264,912	633	27,666

Net asset value per share (NAV)	$22.07	$13.13	$28.74

Total units outstanding	304,213	732	54,915

Variable accumulation unit value (lowest to highest)	$14.37 to $28.49	$11.36 to $11.36	$13.54 to $18.62

Identified cost of investment	$4,225,219	$8,463	$611,627

Statement of Operations (Continued) For the year ended December 31, 2013
	MFS® New Discovery Series— Initial Class	MFS® Research Bond Series— Initial Class	MFS® Research Series— Initial Class

INVESTMENT INCOME (LOSS):
Dividend income	$645	$99	$2,298
Mortality and expense risk charges	(3,738)	—	(1,125)
Administrative charges	(170)	—	(132)
Waiver of Mortality and expense risk and Administrative charges by NYLIAC	—	—	—

Net investment income (loss)	(3,263)	99	1,041

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	606,894	368	314,831
Cost of investments sold	(430,814)	(368)	(273,164)

Net realized gain (loss) on investments	176,080	—	41,667
Realized gain distribution received	37,835	37	1,685
Change in unrealized appreciation (depreciation) on investments	1,288,833	(192)	138,216

Net gain (loss) on investments	1,502,748	(155)	181,568

Net increase (decrease) in net assets resulting from operations	$1,499,485	$(56)	$182,609

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

MFS® Value Series— Initial Class	Neuberger Berman AMT Mid Cap Growth Portfolio— Class I	PIMCO Global Bond Portfolio (Unhedged)— Administrative Class Shares	PIMCO Low Duration Portfolio— Administrative Class Shares	PIMCO Total Return Portfolio— Administrative Class Shares	Royce Micro-Cap Portfolio— Investment Class	T. Rowe Price Blue Chip Growth Portfolio

$2,566	$2,289,139	$317,416	$361,341	$2,049,408	$18,040,092	$39,671
—	—	92	231	8,849	—	—

—	11	—	—	—	6,643	—
—	(11)	(92)	(231)	(8,849)	(6,643)	—

—	9	—	—	—	103	—
—	1	—	—	—	10	—

$2,566	$2,289,129	$317,416	$361,341	$2,049,408	$18,039,979	$39,671

133	55,737	25,723	34,057	186,649	1,406,078	2,090

$19.28	$41.07	$12.34	$10.61	$10.98	$12.83	$18.98

171	144,501	20,197	28,396	129,377	1,070,669	2,521

$14.98 to $14.98	$12.73 to $27.92	$15.72 to $15.72	$12.73 to $12.73	$11.18 to $16.14	$16.34 to $17.13	$15.74 to $15.74

$2,011	$1,632,175	$333,541	$356,949	$2,080,913	$13,662,714	$28,024

MFS® Value Series— Initial Class	Neuberger Berman AMT Mid Cap Growth Portfolio— Class I	PIMCO Global Bond Portfolio (Unhedged)— Administrative Class Shares	PIMCO Low Duration Portfolio— Administrative Class Shares	PIMCO Total Return Portfolio— Administrative Class Shares	Royce Micro-Cap Portfolio— Investment Class	T. Rowe Price Blue Chip Growth Portfolio

$27	$—	$3,730	$5,379	$55,479	$86,648	$11
—	(2,344)	—	—	—	(35,547)	—
—	(241)	—	—	—	(3,429)	—
—	—	—	—	—	—

27	(2,585)	3,730	5,379	55,479	47,672	11

109	273,485	256,036	24,299	991,446	2,134,008	4,756
(89)	(217,335)	(272,805)	(23,849)	(1,208,016)	(1,643,176)	(3,575)

20	56,150	(16,769)	450	(216,570)	490,832	1,181
7	—	2,243	—	17,912	454,088	—
530	432,998	(20,832)	(6,410)	75,987	2,147,624	10,325

557	489,148	(35,358)	(5,960)	(122,671)	3,092,544	11,506

$584	$486,563	$(31,628)	$(581)	$(67,192)	$3,140,216	$11,517

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)

As of December 31, 2013

	T. Rowe Price International Stock Portfolio	T. Rowe Price Limited-Term Bond Portfolio	T. Rowe Price New America Growth Portfolio

ASSETS:
Investment at net asset value	$26,133	$450,312	$6,270
Dividends due and accrued	—	450	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	(450)	—

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—
Administrative charges	—	—	—

Total net assets	$26,133	$450,312	$6,270

Total shares outstanding	1,662	91,713	236

Net asset value per share (NAV)	$15.72	$4.91	$26.57

Total units outstanding	2,239	32,892	432

Variable accumulation unit value (lowest to highest)	$11.67 to $11.67	$10.43 to $14.05	$14.52 to $14.52

Identified cost of investment	$21,840	$461,066	$5,349

Statement of Operations (Continued) For the year ended December 31, 2013
	T. Rowe Price International Stock Portfolio	T. Rowe Price Limited-Term Bond Portfolio	T. Rowe Price New America Growth Portfolio

INVESTMENT INCOME (LOSS):
Dividend income	$212	$9,886	$—
Mortality and expense risk charges	—	—	—
Administrative charges	—	—	—
Waiver of Mortality and expense risk and Administrative charges by NYLIAC	—	—	—

Net investment income (loss)	212	9,886	—

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,193	415,574	1,126
Cost of investments sold	(1,043)	(420,309)	(906)

Net realized gain (loss) on investments	150	(4,735)	220
Realized gain distribution received	—	—	925
Change in unrealized appreciation (depreciation) on investments	2,632	(6,938)	667

Net gain (loss) on investments	2,782	(11,673)	1,812

Net increase (decrease) in net assets resulting from operations	$2,994	$(1,787)	$1,812

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

The Merger Fund VL	UIF Emerging Markets Debt Portfolio— Class I	UIF U.S. Real Estate Portfolio— Class I	Van Eck VIP Multi-Manager Alternatives Fund— Initial Class Shares	Victory VIF Diversified Stock Fund— Class A Shares

$39,087	$780,764	$12,108,967	$2,200,549	$8,973
—	—	—	—	—

—	—	(79,747)	(6,643)	—
—	—	79,747	6,643	—

—	—	73	7	—
—	—	6	—	—

$39,087	$780,764	$12,108,888	$2,200,542	$8,973

3,579	94,983	769,307	213,024	647

$10.92	$8.22	$15.74	$10.33	$13.87

3,688	34,946	969,945	203,365	647

$10.60 to $10.60	$22.34 to $22.34	$11.24 to $28.46	$10.30 to $11.61	$13.86 to $13.86

$37,843	$809,210	$11,173,792	$2,075,203	$7,912

The Merger Fund VL	UIF Emerging Markets Debt Portfolio— Class I	UIF U.S. Real Estate Portfolio— Class I	Van Eck VIP Multi-Manager Alternatives Fund— Initial Class Shares	Victory VIF Diversified Stock Fund— Class A Shares

$102	$41,261	$139,706	$—	$56
—	—	(29,093)	(1,591)	—
—	—	(2,722)	(23)	—
—	—	—	—	—

102	41,261	107,891	(1,614)	56

2,264	311,282	2,514,492	602,665	6,777
(2,232)	(274,324)	(1,864,402)	(599,428)	(5,308)

32	36,958	650,090	3,237	1,469
—	12,647	—	6,108	—
1,171	(191,947)	(617,158)	90,450	772

1,203	(142,342)	32,932	99,795	2,241

$1,305	$(101,081)	$140,823	$98,181	$2,297

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets

For the years ended December 31, 2013

and December 31, 2012

	MainStay VP Balanced— Initial Class		MainStay VP Bond— Initial Class
	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$103,923	$106,510	$526,980	$798,331
Net realized gain (loss) on investments	179,539	64,828	383,957	704,910
Realized gain distribution received	—	—	574,707	1,344,160
Change in unrealized appreciation (depreciation) on investments	1,950,146	939,128	(2,395,278)	(1,162,223)

Net increase (decrease) in net assets resulting from operations	2,233,608	1,110,466	(909,634)	1,685,178

Contributions and (Withdrawals):
Payments received from policyowners	1,058,230	981,212	3,474,330	3,353,263
Cost of insurance	(703,216)	(642,130)	(2,315,272)	(2,527,720)
Policyowners’ surrenders	(359,268)	(615,596)	(3,574,781)	(2,426,583)
Net transfers from (to) Fixed Account	107,220	(27,599)	(27,521)	(1,141,729)
Transfers between Investment Divisions	654,527	(178,813)	(1,719,327)	1,863,941
Policyowners’ death benefits	(48,777)	(43,929)	(159,274)	(469,230)

Net contributions and (withdrawals)	708,716	(526,855)	(4,321,845)	(1,348,058)

Increase (decrease) in net assets	2,942,324	583,611	(5,231,479)	337,120
NET ASSETS:
Beginning of period	10,075,305	9,491,694	40,576,570	40,239,450

End of period	$13,017,629	$10,075,305	$35,345,091	$40,576,570

	MainStay VP Cornerstone Growth— Initial Class		MainStay VP DFA/DuPont Capital Emerging Markets Equity— Initial Class
	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$372,327	$(350,372)	$182,227	$(162,937)
Net realized gain (loss) on investments	4,702,984	2,975,057	(299,874)	(369,170)
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	32,919,434	19,487,377	(2,949,667)	762,044

Net increase (decrease) in net assets resulting from operations	37,994,745	22,112,062	(3,067,314)	229,937

Contributions and (Withdrawals):
Payments received from policyowners	16,473,029	17,892,243	5,372,644	5,059,614
Cost of insurance	(13,380,444)	(14,234,171)	(2,879,894)	(2,871,643)
Policyowners’ surrenders	(11,640,220)	(10,578,540)	(2,825,779)	(2,465,585)
Net transfers from (to) Fixed Account	(2,639,062)	(3,636,136)	(659,961)	(796,461)
Transfers between Investment Divisions	(2,167,486)	(2,332,149)	(2,307,059)	54,312,834
Policyowners’ death benefits	(598,835)	(584,451)	(58,574)	(100,577)

Net contributions and (withdrawals)	(13,953,018)	(13,473,204)	(3,358,623)	53,138,182

Increase (decrease) in net assets	24,041,727	8,638,858	(6,425,937)	53,368,119
NET ASSETS:
Beginning of period	166,384,919	157,746,061	53,368,119	—

End of period	$190,426,646	$166,384,919	$46,942,182	$53,368,119

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

MainStay VP Cash Management— Initial Class		MainStay VP Common Stock— Initial Class		MainStay VP Conservative Allocation— Initial Class		MainStay VP Convertible— Initial Class
2013	2012	2013	2012	2013	2012	2013	2012

$(135,119)	$(153,843)	$882,270	$824,651	$306,325	$207,340	$877,551	$1,036,719
1,248	(1,577)	820,939	(884,414)	312,505	413,906	499,037	282,940
—	—	—	—	372,497	656,621	2,908,939	151,181
3,306	1,581	24,369,396	11,400,881	666,271	(191,717)	5,344,414	1,895,473

(130,565)	(153,839)	26,072,605	11,341,118	1,657,598	1,086,150	9,629,941	3,366,313

6,133,540	6,580,207	6,492,705	6,936,979	1,123,340	1,090,029	3,549,557	3,691,265
(4,496,740)	(4,557,807)	(5,477,794)	(5,535,859)	(842,314)	(677,443)	(2,569,412)	(2,661,586)
(6,885,123)	(13,126,582)	(5,168,156)	(4,655,169)	(617,762)	(799,938)	(2,564,105)	(2,195,396)
(283,613)	(1,133,413)	(1,375,888)	(1,365,912)	(60,153)	(379,609)	(582,212)	(896,254)
1,537,953	5,911,253	(883,046)	(1,536,707)	895,621	3,256,354	(368,210)	(1,019,299)
(270,145)	(265,882)	(295,534)	(285,733)	(51,093)	(182,003)	(354,593)	(182,543)

(4,264,128)	(6,592,224)	(6,707,713)	(6,442,401)	447,639	2,307,390	(2,888,975)	(3,263,813)

(4,394,693)	(6,746,063)	19,364,892	4,898,717	2,105,237	3,393,540	6,740,966	102,500

47,522,612	54,268,675	77,800,205	72,901,488	12,865,724	9,472,184	39,983,501	39,881,001

$43,127,919	$47,522,612	$97,165,097	$77,800,205	$14,970,961	$12,865,724	$46,724,467	$39,983,501

MainStay VP Eagle Small Cap Growth— Initial Class		MainStay VP Floating Rate— Initial Class		MainStay VP Government— Initial Class		MainStay VP Growth Allocation— Initial Class
2013	2012	2013	2012	2013	2012	2013	2012

$(160,247)	$(169,345)	$616,696	$563,221	$557,952	$564,309	$293,328	$232,536
846,405	(217,613)	158,221	284,483	123,936	344,227	89,695	(349,915)
—	—	—	—	35,352	—	1,782,808	1,975,695
12,297,141	13,591	(142,502)	94,197	(1,304,980)	(129,876)	7,729,572	2,235,090

12,983,299	(373,367)	632,415	941,901	(587,740)	778,660	9,895,403	4,093,406

3,534,440	3,413,115	1,405,922	1,426,561	2,107,737	2,245,161	4,938,657	4,551,004
(2,674,142)	(2,401,751)	(853,479)	(835,249)	(1,461,400)	(1,681,162)	(2,165,934)	(1,989,533)
(2,344,154)	(1,918,781)	(960,622)	(557,003)	(1,191,028)	(1,414,325)	(1,786,961)	(1,234,078)
(916,620)	(751,531)	148,525	(40,411)	(292,220)	(554,554)	(88,004)	(304,867)
(2,079,279)	46,963,574	896,745	540,503	(1,768,417)	(229,066)	941,579	(641,778)
(69,337)	(93,107)	(51,582)	(52,960)	(142,510)	(224,424)	(13,167)	(29,960)

(4,549,092)	45,211,519	585,509	481,441	(2,747,838)	(1,858,370)	1,826,170	350,788

8,434,207	44,838,152	1,217,924	1,423,342	(3,335,578)	(1,079,710)	11,721,573	4,444,194

44,838,152	—	14,933,368	13,510,026	21,880,058	22,959,768	31,447,076	27,002,882

$53,272,359	$44,838,152	$16,151,292	$14,933,368	$18,544,480	$21,880,058	$43,168,649	$31,447,076

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2013

and December 31, 2012

	MainStay VP High Yield Corporate Bond— Initial Class		MainStay VP ICAP Select Equity— Initial Class
	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$6,986,393	$6,996,873	$1,538,967	$2,037,200
Net realized gain (loss) on investments	577,347	478,218	1,611,914	(762,835)
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	624,811	8,285,294	31,225,852	15,916,126

Net increase (decrease) in net assets resulting from operations	8,188,551	15,760,385	34,376,733	17,190,491

Contributions and (Withdrawals):
Payments received from policyowners	11,979,418	11,094,656	10,539,869	12,000,803
Cost of insurance	(8,548,483)	(8,591,737)	(7,700,810)	(7,823,676)
Policyowners’ surrenders	(6,878,670)	(7,607,224)	(7,188,059)	(6,678,465)
Net transfers from (to) Fixed Account	(254,503)	(1,537,867)	(2,067,767)	(7,487,122)
Transfers between Investment Divisions	(2,449,464)	5,020,680	(4,228,861)	(4,147,978)
Policyowners’ death benefits	(459,510)	(736,111)	(556,507)	(507,543)

Net contributions and (withdrawals)	(6,611,212)	(2,357,603)	(11,202,135)	(14,643,981)

Increase (decrease) in net assets	1,577,339	13,402,782	23,174,598	2,546,510
NET ASSETS:
Beginning of period	135,699,026	122,296,244	120,342,801	117,796,291

End of period	$137,276,365	$135,699,026	$143,517,399	$120,342,801

	MainStay VP MFS® Utilities— Initial Class		MainStay VP Mid Cap Core— Initial Class
	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$504,933	$(39,102)	$665,884	$343,720
Net realized gain (loss) on investments	397,272	47,180	2,283,527	(1,326,533)
Realized gain distribution received	312,232	—	5,391,299	5,775,209
Change in unrealized appreciation (depreciation) on investments	2,825,097	1,401,897	21,668,648	6,371,638

Net increase (decrease) in net assets resulting from operations	4,039,534	1,409,975	30,009,358	11,164,034

Contributions and (Withdrawals):
Payments received from policyowners	3,257,855	2,232,348	7,093,023	7,373,833
Cost of insurance	(1,412,195)	(949,163)	(4,822,504)	(4,445,596)
Policyowners’ surrenders	(1,061,232)	(826,074)	(4,479,880)	(3,868,090)
Net transfers from (to) Fixed Account	480,373	(91,265)	(1,563,265)	(1,420,789)
Transfers between Investment Divisions	3,066,178	16,701,453	470,240	(2,760,059)
Policyowners’ death benefits	(61,946)	(111,867)	(102,685)	(257,706)

Net contributions and (withdrawals)	4,269,033	16,955,432	(3,405,071)	(5,378,407)

Increase (decrease) in net assets	8,308,567	18,365,407	26,604,287	5,785,627
NET ASSETS:
Beginning of period	18,365,407	—	73,003,002	67,217,375

End of period	$26,673,974	$18,365,407	$99,607,289	$73,003,002

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

MainStay VP Income Builder— Initial Class		MainStay VP International Equity— Initial Class		MainStay VP Janus Balanced— Initial Class		MainStay VP Large Cap Growth— Initial Class
2013	2012	2013	2012	2013	2012	2013	2012

$2,319,382	$1,924,977	$385,624	$658,691	$1,265,991	$(487,525)	$(6,817)	$(126,862)
(38,225)	(1,006,003)	(2,114,512)	(1,914,819)	1,426,393	234,515	1,975,416	1,440,528
—	—	—	—	198,214	—	224,394	—
7,334,791	6,057,561	8,237,637	9,114,769	19,696,924	6,083,248	10,134,287	2,876,130

9,615,948	6,976,535	6,508,749	7,858,641	22,587,522	5,830,238	12,327,280	4,189,796

4,559,155	4,662,782	4,655,723	5,126,419	9,261,686	8,498,996	3,896,133	4,077,521
(4,075,405)	(4,169,536)	(2,608,544)	(2,772,408)	(7,620,580)	(7,005,364)	(2,207,031)	(2,226,080)
(2,892,044)	(2,856,507)	(3,368,149)	(2,760,265)	(6,681,564)	(7,693,884)	(2,372,605)	(2,096,737)
(574,496)	(1,017,894)	(875,144)	(865,145)	(1,596,046)	(2,054,276)	(544,118)	(983,543)
3,865,825	39,731	(1,432,342)	(2,501,952)	2,074,633	120,145,356	(1,959,199)	191,570
(265,566)	(328,863)	(118,603)	(110,841)	(580,402)	(318,383)	(65,724)	(50,516)

617,469	(3,670,287)	(3,747,059)	(3,884,192)	(5,142,273)	111,572,445	(3,252,544)	(1,087,785)

10,233,417	3,306,248	2,761,690	3,974,449	17,445,249	117,402,683	9,074,736	3,102,011

53,563,240	50,256,992	46,383,826	42,409,377	117,402,683	—	35,975,183	32,873,172

$63,796,657	$53,563,240	$49,145,516	$46,383,826	$134,847,932	$117,402,683	$45,049,919	$35,975,183

MainStay VP Moderate Allocation— Initial Class		MainStay VP Moderate Growth Allocation— Initial Class		MainStay VP PIMCO Real Return— Initial Class		MainStay VP S&P 500 Index— Initial Class
2013	2012	2013	2012	2013	2012	2013	2012

$584,284	$393,554	$539,749	$375,804	$95,202	$(23,476)	$3,014,814	$2,746,999
929,442	211,136	109,565	(292,545)	43,010	42,913	6,990,826	5,231,682
1,137,301	1,845,797	1,527,427	1,682,659	67,234	—	—	—
3,207,108	616,864	9,369,394	3,710,237	(1,337,682)	466,327	59,799,720	23,523,430

5,858,135	3,067,351	11,546,135	5,476,155	(1,132,236)	485,764	69,805,360	31,502,111

3,350,645	2,933,842	6,575,828	5,673,393	1,580,016	1,130,461	19,007,562	19,138,538
(1,867,314)	(1,625,107)	(3,130,935)	(2,741,159)	(706,990)	(577,543)	(15,071,722)	(14,977,008)
(1,898,559)	(1,037,996)	(2,623,693)	(2,304,740)	(378,462)	(381,744)	(12,643,963)	(12,082,863)
347,222	(140,785)	196,188	(363,871)	124,632	226,210	(3,650,612)	(3,712,939)
2,519,085	3,128,869	1,657,853	667,620	(2,416,931)	11,738,331	(1,197,059)	(3,227,983)
(14,626)	(120,407)	(90,004)	(46,017)	(18,898)	—	(629,706)	(733,137)

2,436,453	3,138,416	2,585,237	885,226	(1,816,633)	12,135,715	(14,185,500)	(15,595,392)

8,294,588	6,205,767	14,131,372	6,361,381	(2,948,869)	12,621,479	55,619,860	15,906,719

29,574,569	23,368,802	44,209,631	37,848,250	12,621,479	—	228,575,791	212,669,072

$37,869,157	$29,574,569	$58,341,003	$44,209,631	$9,672,610	$12,621,479	$284,195,651	$228,575,791

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2013

and December 31, 2012

	MainStay VP T. Rowe Price Equity Income— Initial Class		MainStay VP Unconstrained Bond— Initial Class
	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$688,756	$(171,104)	$119,825	$50,347
Net realized gain (loss) on investments	1,110,849	132,158	(4,269)	816
Realized gain distribution received	566,479	—	60	7,283
Change in unrealized appreciation (depreciation) on investments	15,841,818	4,458,851	(21,032)	(23,744)

Net increase (decrease) in net assets resulting from operations	18,207,902	4,419,905	94,584	34,702

Contributions and (Withdrawals):
Payments received from policyowners	5,406,207	4,827,736	279,919	71,189
Cost of insurance	(3,496,937)	(2,991,375)	(126,159)	(20,666)
Policyowners’ surrenders	(3,446,140)	(2,743,883)	(77,774)	(140,476)
Net transfers from (to) Fixed Account	(713,832)	(1,688,306)	112,424	97,660
Transfers between Investment Divisions	(6,245)	59,986,922	1,724,888	1,189,976
Policyowners’ death benefits	(288,696)	(134,254)	—	—

Net contributions and (withdrawals)	(2,545,643)	57,256,840	1,913,298	1,197,683

Increase (decrease) in net assets	15,662,259	61,676,745	2,007,882	1,232,385
NET ASSETS:
Beginning of period	61,676,745	—	1,232,385	—

End of period	$77,339,004	$61,676,745	$3,240,267	$1,232,385

	AllianceBernstein VPS International Value Portfolio— Class A		AllianceBernstein VPS Small/Mid Cap Value Portfolio— Class A
	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$22	$7	$24,007	$16,756
Net realized gain (loss) on investments	31	(2)	446,679	381,781
Realized gain distribution received	—	—	375,791	179,009
Change in unrealized appreciation (depreciation) on investments	27	27	1,265,266	325,692

Net increase (decrease) in net assets resulting from operations	80	32	2,111,743	903,238

Contributions and (Withdrawals):
Payments received from policyowners	1	1	938,722	804,073
Cost of insurance	(19)	(24)	(435,443)	(366,175)
Policyowners’ surrenders	(164)	—	(529,536)	(135,303)
Net transfers from (to) Fixed Account	—	255	128,590	11,606
Transfers between Investment Divisions	—	—	129,066	(500,527)
Policyowners’ death benefits	—	—	(7,417)	(18,789)

Net contributions and (withdrawals)	(182)	232	223,982	(205,115)

Increase (decrease) in net assets	(102)	264	2,335,725	698,123
NET ASSETS:
Beginning of period	425	161	5,509,871	4,811,748

End of period	$323	$425	$7,845,596	$5,509,871

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

MainStay VP U.S. Small Cap— Initial Class		MainStay VP Van Eck Global Hard Assets— Initial Class		Alger Capital Appreciation Portfolio— Class I-2 Shares		Alger Small Cap Growth Portfolio— Class I-2 Shares
2013	2012	2013	2012	2013	2012	2013	2012

$102,725	$34,191	$390,408	$(100,714)	$4,429	$13,321	$—	$(22,000)
1,183,932	514,122	(384,658)	(502,867)	144,543	99,812	—	13,911,341
—	—	—	—	138,329	419	—	—
5,622,253	1,515,803	4,584,081	(3,954,950)	95,623	145,493	—	(9,810,423)

6,908,910	2,064,116	4,589,831	(4,558,531)	382,924	259,045	—	4,078,918

2,205,426	2,075,382	5,751,618	5,544,341	47,251	48,571	—	386,189
(1,257,718)	(1,140,031)	(2,706,162)	(2,556,720)	(31,830)	(38,675)	—	(262,094)
(1,151,578)	(1,151,939)	(2,430,143)	(2,018,003)	(13,443)	(487,451)	—	(414,537)
(227,612)	(280,178)	(1,018,485)	(569,163)	8,370	(18,131)	—	(131,030)
163,343	216,447	(3,050,891)	49,031,957	(249,643)	28,937	—	(37,169,098)
(25,692)	(31,412)	(56,678)	(180,951)	—	—	—	(4,173)

(293,831)	(311,731)	(3,510,741)	49,251,461	(239,295)	(466,749)	—	(37,594,743)

6,615,079	1,752,385	1,079,090	44,692,930	143,629	(207,704)	—	(33,515,825)

18,346,271	16,593,886	44,692,930	—	1,216,172	1,423,876	—	33,515,825

$24,961,350	$18,346,271	$45,772,020	$44,692,930	$1,359,801	$1,216,172	$—	$—

American Century Investments® VP Inflation Protection Fund— Class II		American Century Investments® VP International Fund— Class II		American Century Investments® VP Value Fund— Class II		BlackRock® Global Allocation V.I. Fund— Class III Shares
2013	2012	2013	2012	2013	2012	2013	2012

$4,109	$6,092	$30,473	$11,023	$24,472	$23,253	$57,458	$52,344
596	4,282	(4,754)	(63,954)	16,527	(13,088)	144,394	(7,279)
9,019	5,663	—	—	—	—	255,736	11,713
(36,664)	1,678	383,814	359,597	396,465	164,955	195,852	46,344

(22,940)	17,715	409,533	306,666	437,464	175,120	653,440	103,122

16,662	21,311	196,649	111,359	66,785	88,966	1,393,100	482,287
(4,469)	(6,157)	(66,210)	(63,917)	(30,682)	(31,231)	(399,733)	(132,187)
—	(17,921)	(118,275)	—	—	(6,478)	(1,385,155)	(101,844)
(826)	9,654	(3,815)	(141,024)	7	(496)	726,367	209,163
19,359	11,920	14,351	122,047	11,723	(38,404)	2,219,556	2,957,054
—	—	—	—	—	(9,520)	(11,416)	—

30,726	18,807	22,700	28,465	47,833	2,837	2,542,719	3,414,473

7,786	36,522	432,233	335,131	485,297	177,957	3,196,159	3,517,595

256,664	220,142	1,799,812	1,464,681	1,374,397	1,196,440	3,517,595	—

$264,450	$256,664	$2,232,045	$1,799,812	$1,859,694	$1,374,397	$6,713,754	$3,517,595

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2013

and December 31, 2012

	Calvert VP SRI Balanced Portfolio		Columbia Variable Portfolio— Small Cap Value Fund— Class 2 Shares
	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$(2,199)	$60	$2
Net realized gain (loss) on investments	—	268,473	253	(3)
Realized gain distribution received	—	—	—	25
Change in unrealized appreciation (depreciation) on investments	—	(20,271)	910	34

Net increase (decrease) in net assets resulting from operations	—	246,003	1,223	58

Contributions and (Withdrawals):
Payments received from policyowners	—	56,730	1,917	969
Cost of insurance	—	(36,862)	(294)	(83)
Policyowners’ surrenders	—	(62,732)	—	—
Net transfers from (to) Fixed Account	—	(10,152)	3,722	86
Transfers between Investment Divisions	—	(4,262,806)	—	—
Policyowners’ death benefits	—	—	—	—

Net contributions and (withdrawals)	—	(4,315,822)	5,345	972

Increase (decrease) in net assets	—	(4,069,819)	6,568	1,030
NET ASSETS:
Beginning of period	—	4,069,819	1,030	—

End of period	$—	$—	$7,598	$1,030

	Delaware VIP® Value Series— Standard Class		DFA VA Global Bond Portfolio
	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$890	$1,427	$22	$37
Net realized gain (loss) on investments	1,811	6,792	(8)	—
Realized gain distribution received	—	—	70	31
Change in unrealized appreciation (depreciation) on investments	12,432	1,846	(103)	(53)

Net increase (decrease) in net assets resulting from operations	15,133	10,065	(19)	15

Contributions and (Withdrawals):
Payments received from policyowners	18,103	17,316	1,084	689
Cost of insurance	(3,153)	(3,396)	(824)	(340)
Policyowners’ surrenders	—	(48,073)	—	—
Net transfers from (to) Fixed Account	320	20,538	2,207	1,994
Transfers between Investment Divisions	(13,506)	(3,962)	—	80
Policyowners’ death benefits	—	—	—	—

Net contributions and (withdrawals)	1,764	(17,577)	2,467	2,423

Increase (decrease) in net assets	16,897	(7,512)	2,448	2,438
NET ASSETS:
Beginning of period	49,417	56,929	2,438	—

End of period	$66,314	$49,417	$4,886	$2,438

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Delaware VIP® Diversified Income Series— Standard Class		Delaware VIP® Emerging Markets Series— Standard Class		Delaware VIP® International Value Equity Series— Standard Class		Delaware VIP® Small Cap Value Series— Standard Class
2013	2012	2013	2012	2013	2012	2013	2012

$827	$2,895	$4,704	$212	$98	$31	$3,990	$(57)
(21)	1,919	1,730	(1,703)	2,033	(75)	17,931	359
481	2,830	—	—	—	—	49,218	433
(1,707)	(952)	47,955	8,514	1,006	667	384,787	13,808

(420)	6,692	54,389	7,023	3,137	623	455,926	14,543

11,712	13,196	165,433	13,778	1,977	3,666	238,310	19,043
(2,219)	(3,639)	(47,407)	(2,674)	(470)	(186)	(78,105)	(4,051)
(864)	(89,087)	(115,586)	(29,302)	(1,050)	—	(17,422)	(29,425)
2,675	17,217	106,872	16,983	5,655	1,176	119,145	11,251
2,848	(1,175)	732,586	46,726	(875)	(774)	1,615,339	456,225
—	—	1	—	—	—	—	—

14,152	(63,488)	841,899	45,511	5,237	3,882	1,877,267	453,043

13,732	(56,796)	896,288	52,534	8,374	4,505	2,333,193	467,586

29,947	86,743	70,053	17,519	5,341	836	470,865	3,279

$43,679	$29,947	$966,341	$70,053	$13,715	$5,341	$2,804,058	$470,865

DFA VA International Small Portfolio		DFA VA International Value Portfolio		DFA VA Short-Term Fixed Portfolio		DFA VA U.S. Large Value Portfolio
2013	2012	2013	2012	2013	2012	2013	2012

$1,258	$134	$775	$240	$64	$38	$941	$423
499	42	1,294	40	—	—	3,942	155
1,719	90	—	—	21	20	5,384	—
3,284	434	2,681	898	(50)	(41)	6,225	1,653

6,760	700	4,750	1,178	35	17	16,492	2,231

10,740	2,556	16,520	5,141	12,266	4,641	27,789	7,938
(2,235)	(761)	(2,956)	(1,063)	(2,708)	(1,384)	(6,963)	(2,451)
—	—	(2,099)	—	—	—	—	—
7,397	3,305	6,619	4,859	5,509	6,136	9,266	16,724
31,340	100	—	—	—	—	(314)	—
—	—	—	—	—	—	—	—

47,242	5,200	18,084	8,937	15,067	9,393	29,778	22,211

54,002	5,900	22,834	10,115	15,102	9,410	46,270	24,442

5,900	—	10,115	—	9,410	—	24,442	—

$59,902	$5,900	$32,949	$10,115	$24,512	$9,410	$70,712	$24,442

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2013

and December 31, 2012

	DFA VA U.S. Targeted Value Portfolio		Dreyfus IP Technology Growth Portfolio— Initial Shares
	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$552	$295	$(38,276)	$(36,008)
Net realized gain (loss) on investments	1,700	94	902,569	1,680,532
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	14,452	1,413	3,614,772	373,879

Net increase (decrease) in net assets resulting from operations	16,704	1,802	4,479,065	2,018,403

Contributions and (Withdrawals):
Payments received from policyowners	20,747	6,512	1,754,384	1,778,384
Cost of insurance	(5,635)	(2,007)	(1,032,079)	(1,112,937)
Policyowners’ surrenders	—	—	(982,894)	(891,108)
Net transfers from (to) Fixed Account	3,650	13,184	(134,852)	(187,014)
Transfers between Investment Divisions	20,735	1,923	(502,775)	(347,353)
Policyowners’ death benefits	—	—	(43,159)	(28,352)

Net contributions and (withdrawals)	39,497	19,612	(941,375)	(788,380)

Increase (decrease) in net assets	56,201	21,414	3,537,690	1,230,023
NET ASSETS:
Beginning of period	21,414	—	14,479,839	13,249,816

End of period	$77,615	$21,414	$18,017,529	$14,479,839

	Fidelity® VIP Equity-Income Portfolio— Initial Class		Fidelity® VIP Freedom 2020 Portfolio— Initial Class	Fidelity® VIP Freedom 2030 Portfolio— Initial Class
	2013	2012	2013(a)	2013(a)

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,510,595	$1,572,080	$1,754	$2,115
Net realized gain (loss) on investments	(144,509)	(964,445)	3,105	(103)
Realized gain distribution received	4,708,632	3,663,321	631	907
Change in unrealized appreciation (depreciation) on investments	10,504,685	4,510,700	4,100	5,993

Net increase (decrease) in net assets resulting from operations	16,579,403	8,781,656	9,590	8,912

Contributions and (Withdrawals):
Payments received from policyowners	5,235,882	5,116,699	10,696	14,504
Cost of insurance	(3,712,702)	(3,522,903)	(5,314)	(5,507)
Policyowners’ surrenders	(3,367,920)	(3,348,950)	(93)	(332)
Net transfers from (to) Fixed Account	(887,123)	(1,299,071)	7,102	16,701
Transfers between Investment Divisions	2,492,342	411,128	101,708	118,485
Policyowners’ death benefits	(291,703)	(168,296)	—	—

Net contributions and (withdrawals)	(531,224)	(2,811,393)	114,099	143,851

Increase (decrease) in net assets	16,048,179	5,970,263	123,689	152,763
NET ASSETS:
Beginning of period	59,855,967	53,885,704	—	—

End of period	$75,904,146	$59,855,967	$123,689	$152,763

(a)	For the period May 1, 2013 (Commencement of Investment Divisions) through December 31, 2013.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Dreyfus VIF Opportunistic Small Cap Portfolio— Initial Shares		DWS Small Mid Cap Value VIP— Class A		DWS Small Cap Index VIP— Class A		Fidelity® VIP Contrafund® Portfolio— Initial Class
2013	2012	2013	2012	2013	2012	2013	2012

$—	$—	$26,759	$18,854	$361	$195	$1,341,065	$1,581,656
3,586	(6,136)	99,639	49,709	1,937	606	2,735,014	2,543,024
—	—	—	—	867	5	55,823	—
806,173	280,331	819,929	206,223	4,457	2,641	47,499,025	21,031,696

809,759	274,195	946,327	274,786	7,622	3,447	51,630,927	25,156,376

50,878	23,786	432,906	386,504	7,413	7,624	14,657,025	14,774,996
(14,749)	(12,615)	(196,776)	(165,938)	(1,282)	(1,328)	(10,192,155)	(10,172,210)
(8,236)	—	(61,268)	(55,782)	(568)	(18,168)	(9,960,656)	(9,713,682)
3,577	177	52,512	26,295	(1,011)	6,387	(2,226,461)	(3,305,707)
63,223	94,813	148,196	271,643	(1,145)	495	(635,259)	(6,860,238)
—	—	(14,012)	(22,052)	—	—	(447,232)	(437,460)

94,693	106,161	361,558	440,670	3,407	(4,990)	(8,804,738)	(15,714,301)

904,452	380,356	1,307,885	715,456	11,029	(1,543)	42,826,189	9,442,075

1,637,114	1,256,758	2,552,894	1,837,438	17,139	18,682	171,708,652	162,266,577

$2,541,566	$1,637,114	$3,860,779	$2,552,894	$28,168	$17,139	$214,534,841	$171,708,652

Fidelity® VIP Freedom 2040 Portfolio— Initial Class	Fidelity® VIP Growth Portfolio— Initial Class		Fidelity® VIP Index 500 Portfolio— Initial Class		Fidelity® VIP Investment Grade Bond Portfolio— Initial Class
2013(a)	2013	2012	2013	2012	2013	2012

$3,232	$12,341	$22,468	$216,450	$225,323	$24,790	$26,062
16,430	55,374	(3,158)	69,880	(60,808)	1,263	3,858
1,513	2,938	—	118,891	131,937	12,715	29,206
7,948	1,258,710	471,834	2,858,637	1,211,670	(56,884)	2,678

29,123	1,329,363	491,144	3,263,858	1,508,122	(18,116)	61,804

27,953	5,770	1,580	83,460	83,925	39,632	48,219
(18,734)	(29,681)	(32,626)	(146,688)	(177,721)	(30,980)	(38,789)
(1,403)	(209,546)	—	(188,327)	(90,715)	—	(133,091)
20,118	—	—	5,973	(39,484)	5,223	281
190,405	(10,912)	(154,093)	(1,308,398)	271,607	28,632	3,406
—	—	—	—	—	—	—

218,339	(244,369)	(185,139)	(1,553,980)	47,612	42,507	(119,974)

247,462	1,084,994	306,005	1,709,878	1,555,734	24,391	(58,170)

—	3,726,267	3,420,262	10,861,747	9,306,013	1,000,130	1,058,300

$247,462	$4,811,261	$3,726,267	$12,571,625	$10,861,747	$1,024,521	$1,000,130

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2013

and December 31, 2012

	Fidelity® VIP Mid Cap Portfolio— Initial Class		Fidelity® VIP Overseas Portfolio— Initial Class
	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$26,591	$25,978	$82,146	$104,605
Net realized gain (loss) on investments	179,461	(58,753)	(253,877)	(236,675)
Realized gain distribution received	683,058	328,466	22,519	18,000
Change in unrealized appreciation (depreciation) on investments	666,811	291,421	1,748,751	1,109,317

Net increase (decrease) in net assets resulting from operations	1,555,921	587,112	1,599,539	995,247

Contributions and (Withdrawals):
Payments received from policyowners	214,723	141,254	47,536	39,071
Cost of insurance	(105,984)	(84,019)	(72,765)	(78,219)
Policyowners’ surrenders	(379,149)	(246,481)	(102,474)	(9,965)
Net transfers from (to) Fixed Account	103,014	(182,104)	(21,903)	(173,690)
Transfers between Investment Divisions	345,529	(106,347)	(383,291)	(124,414)
Policyowners’ death benefits	—	(9,294)	—	—

Net contributions and (withdrawals)	178,133	(486,991)	(532,897)	(347,217)

Increase (decrease) in net assets	1,734,054	100,121	1,066,642	648,030
NET ASSETS:
Beginning of period	4,190,522	4,090,401	5,586,586	4,938,556

End of period	$5,924,576	$4,190,522	$6,653,228	$5,586,586

	Janus Aspen Enterprise Portfolio— Institutional Shares		Janus Aspen Forty Portfolio— Institutional Shares
	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$2,880	$—	$131	$97
Net realized gain (loss) on investments	79,199	259,495	973	865
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	70,220	(129,015)	4,003	1,506

Net increase (decrease) in net assets resulting from operations	152,299	130,480	5,107	2,468

Contributions and (Withdrawals):
Payments received from policyowners	52,243	41,297	6,385	13,282
Cost of insurance	(16,602)	(20,226)	(1,474)	(1,461)
Policyowners’ surrenders	(159,515)	(592,128)	—	(1,924)
Net transfers from (to) Fixed Account	391	(2,930)	(770)	4,804
Transfers between Investment Divisions	—	(49,568)	(2,420)	(9,216)
Policyowners’ death benefits	—	—	—	—

Net contributions and (withdrawals)	(123,483)	(623,555)	1,721	5,485

Increase (decrease) in net assets	28,816	(493,075)	6,828	7,953
NET ASSETS:
Beginning of period	492,802	985,877	16,296	8,343

End of period	$521,618	$492,802	$23,124	$16,296

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Invesco V.I. American Value Fund— Series I Shares		Invesco V.I. Global Real Estate Fund— Series I Shares		Invesco V.I. International Growth Fund— Series I Shares		Janus Aspen Balanced Portfolio— Institutional Shares
2013	2012	2013	2012	2013	2012	2013	2012

$3,280	$697	$1,267	$221	$73,894	$69,885	$—	$(71,672)
34,156	3,002	3,290	(811)	233,737	177,817	—	16,342,684
—	—	—	—	—	—	—	—
131,201	10,080	(3,051)	3,667	977,701	491,118	—	(8,312,387)

168,637	13,779	1,506	3,077	1,285,332	738,820	—	7,958,625

121,254	12,596	12,588	5,824	1,201,841	804,724	—	1,229,204
(48,840)	(4,930)	(1,730)	(1,120)	(422,797)	(302,087)	—	(967,665)
(2,944)	(36,492)	(489)	(10,876)	(99,089)	(94,725)	—	(1,139,452)
54,113	5,620	7,088	5,369	352,304	66,181	—	(331,850)
354,487	319,349	(18,079)	22,240	230,763	892,218	—	(117,465,369)
—	—	—	—	(12,083)	(158)	—	(41,239)

478,070	296,143	(622)	21,437	1,250,939	1,366,153	—	(118,716,371)

646,707	309,922	884	24,514	2,536,271	2,104,973	—	(110,757,746)

335,948	26,026	34,383	9,869	6,186,574	4,081,601	—	110,757,746

$982,655	$335,948	$35,267	$34,383	$8,722,845	$6,186,574	$—	$—

Janus Aspen Global Research Portfolio— Institutional Shares		LVIP Baron Growth Opportunities Fund— Service Class		MFS® International Value Portfolio— Initial Class		MFS® Investors Trust Series— Initial Class
2013	2012	2013	2012	2013	2012	2013	2012

$605,509	$263,933	$38	$66	$29,272	$445	$2,162	$1,608
1,858,466	(686,740)	434	3	15,040	1,113	516	1,599
—	—	684	218	—	—	—	—
18,656,876	13,696,124	1,704	205	332,294	9,743	51,838	24,877

21,120,851	13,273,317	2,860	492	376,606	11,301	54,516	28,084

7,453,974	8,274,439	2,464	3,878	216,903	18,389	2,322	1,764
(5,393,602)	(5,272,202)	(443)	(202)	(74,916)	(4,143)	(3,586)	(4,681)
(4,642,442)	(4,818,302)	(577)	—	(16,145)	(20,274)	—	—
(1,225,794)	(1,537,332)	(237)	1,885	97,826	12,788	—	(19,259)
(1,473,702)	(3,126,612)	(109)	—	1,977,380	344,117	—	29,740
(227,015)	(145,634)	—	—	(4,287)	—	—	—

(5,508,581)	(6,625,643)	1,098	5,561	2,196,761	350,877	(1,264)	7,564

15,612,270	6,647,674	3,958	6,053	2,573,367	362,178	53,252	35,648

78,464,406	71,816,732	6,223	170	381,459	19,281	170,730	135,082

$94,076,676	$78,464,406	$10,181	$6,223	$2,954,826	$381,459	$223,982	$170,730

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2013

and December 31, 2012

	MFS® New Discovery Series— Initial Class		MFS® Research Bond Series— Initial Class
	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(3,263)	$(260)	$99	$41
Net realized gain (loss) on investments	176,080	36,323	—	5
Realized gain distribution received	37,835	206,521	37	10
Change in unrealized appreciation (depreciation) on investments	1,288,833	184,914	(192)	40

Net increase (decrease) in net assets resulting from operations	1,499,485	427,498	(56)	96

Contributions and (Withdrawals):
Payments received from policyowners	261,672	37,779	1,797	111
Cost of insurance	(125,998)	(34,198)	(369)	(109)
Policyowners’ surrenders	(205,691)	(28,135)	—	—
Net transfers from (to) Fixed Account	(450)	(84,223)	2,552	4,409
Transfers between Investment Divisions	1,483,101	758,486	—	(120)
Policyowners’ death benefits	—	—	—	—

Net contributions and (withdrawals)	1,412,634	649,709	3,980	4,291

Increase (decrease) in net assets	2,912,119	1,077,207	3,924	4,387
NET ASSETS:
Beginning of period	2,934,497	1,857,290	4,387	—

End of period	$5,846,616	$2,934,497	$8,311	$4,387

	PIMCO Global Bond Portfolio (Unhedged)— Administrative Class Shares		PIMCO Low Duration Portfolio— Administrative Class Shares
	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$3,730	$4,868	$5,379	$6,289
Net realized gain (loss) on investments	(16,769)	1,658	450	119
Realized gain distribution received	2,243	18,451	—	—
Change in unrealized appreciation (depreciation) on investments	(20,832)	(5,347)	(6,410)	10,501

Net increase (decrease) in net assets resulting from operations	(31,628)	19,630	(581)	16,909

Contributions and (Withdrawals):
Payments received from policyowners	37,960	25,431	11,343	5,201
Cost of insurance	(12,912)	(13,999)	(19,055)	(16,300)
Policyowners’ surrenders	(1,412)	—	(3,509)	—
Net transfers from (to) Fixed Account	(3,703)	13,084	—	—
Transfers between Investment Divisions	8,191	(909)	(1,046)	222,509
Policyowners’ death benefits	—	—	—	—

Net contributions and (withdrawals)	28,124	23,607	(12,267)	211,410

Increase (decrease) in net assets	(3,504)	43,237	(12,848)	228,319
NET ASSETS:
Beginning of period	320,920	277,683	374,189	145,870

End of period	$317,416	$320,920	$361,341	$374,189

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

MFS® Research Series— Initial Class		MFS® Utilities Series— Initial Class		MFS® Value Series— Initial Class		Neuberger Berman AMT Mid Cap Growth Portfolio— Class I
2013	2012	2013	2012	2013	2012	2013	2012

$1,041	$1,308	$—	$(5,157)	$27	$6	$(2,585)	$(545)
41,667	1,078	—	1,963,731	20	3	56,150	8,200
1,685	—	—	—	7	3	—	—
138,216	30,227	—	(1,359,084)	530	25	432,998	81,346

182,609	32,613	—	599,490	584	37	486,563	89,001

73,704	20,911	—	278,144	421	5	275,998	61,224
(47,905)	(13,139)	—	(114,861)	(109)	(31)	(76,355)	(27,597)
(10,915)	(3,143)	—	(98,062)	—	—	(10,696)	—
456	13,849	—	50,440	603	999	13,809	37,380
(2,600)	425,968	—	(14,858,135)	—	—	391,544	441,322
—	—	—	(288)	—	—	—	—

12,740	444,446	—	(14,742,762)	915	973	594,300	512,329

195,349	477,059	—	(14,143,272)	1,499	1,010	1,080,863	601,330

599,765	122,706	—	14,143,272	1,067	57	1,208,266	606,936

$795,114	$599,765	$—	$—	$2,566	$1,067	$2,289,129	$1,208,266

PIMCO Real Return— Administrative Class Shares		PIMCO Total Return Portfolio— Administrative Class Shares		Royce Micro-Cap Portfolio— Investment Class		Royce Small-Cap Portfolio— Investment Class
2013	2012	2013	2012	2013	2012	2013	2012

$—	$(1,949)	$55,479	$75,987	$47,672	$(38,684)	$—	$(4,656)
—	162,700	(216,570)	12,571	490,832	(407,136)	—	2,884,902
—	—	17,912	59,477	454,088	336,290	—	—
—	(31,034)	75,987	115,717	2,147,624	1,120,136	—	(1,713,107)

—	129,717	(67,192)	263,717	3,140,216	1,010,606	—	1,167,139

—	127,534	81,627	99,971	2,292,111	2,418,479	—	192,063
—	(56,951)	(70,175)	(80,988)	(1,010,605)	(1,029,148)	—	(92,633)
—	(37,157)	(20,769)	(169,195)	(661,912)	(657,049)	—	(61,780)
—	38,980	2,625	2,474	(45,946)	(68,498)	—	(1,329)
—	(7,333,905)	(887,789)	398,593	(1,140,713)	(224,529)	—	(12,509,500)
—	—	—	—	(14,728)	(23,784)	—	(225)

—	(7,261,499)	(894,481)	250,855	(581,793)	415,471	—	(12,473,404)

—	(7,131,782)	(961,673)	514,572	2,558,423	1,426,077	—	(11,306,265)

—	7,131,782	3,011,081	2,496,509	15,481,556	14,055,479	—	11,306,265

$—	$—	$2,049,408	$3,011,081	$18,039,979	$15,481,556	$—	$—

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2013

and December 31, 2012

	T. Rowe Price Blue Chip Growth Portfolio		T. Rowe Price Equity Income Portfolio
	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$11	$38	$—	$(25,737)
Net realized gain (loss) on investments	1,181	(348)	—	83,344
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	10,325	2,113	—	4,834,979

Net increase (decrease) in net assets resulting from operations	11,517	1,803	—	4,892,586

Contributions and (Withdrawals):
Payments received from policyowners	6,247	4,236	—	774,170
Cost of insurance	(1,397)	(1,684)	—	(431,419)
Policyowners’ surrenders	—	(52,421)	—	(595,797)
Net transfers from (to) Fixed Account	(369)	18,189	—	(11,576)
Transfers between Investment Divisions	(1,558)	40,438	—	(61,863,323)
Policyowners’ death benefits	—	—	—	(5,831)

Net contributions and (withdrawals)	2,923	8,758	—	(62,133,776)

Increase (decrease) in net assets	14,440	10,561	—	(57,241,190)
NET ASSETS:
Beginning of period	25,231	14,670	—	57,241,190

End of period	$39,671	$25,231	$—	$—

	UIF Emerging Markets Debt Portfolio— Class I		UIF Emerging Markets Equity Portfolio— Class I
	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$41,261	$35,176	$—	$(26,412)
Net realized gain (loss) on investments	36,958	31,618	—	(3,242,932)
Realized gain distribution received	12,647	—	—	—
Change in unrealized appreciation (depreciation) on investments	(191,947)	132,376	—	9,427,907

Net increase (decrease) in net assets resulting from operations	(101,081)	199,170	—	6,158,563

Contributions and (Withdrawals):
Payments received from policyowners	40,527	45,811	—	809,283
Cost of insurance	(25,901)	(32,697)	—	(425,080)
Policyowners’ surrenders	(236,958)	(303,315)	—	(464,893)
Net transfers from (to) Fixed Account	(368)	295	—	(91,813)
Transfers between Investment Divisions	6,706	54,350	—	(56,224,701)
Policyowners’ death benefits	—	—	—	(766)

Net contributions and (withdrawals)	(215,994)	(235,556)	—	(56,397,970)

Increase (decrease) in net assets	(317,075)	(36,386)	—	(50,239,407)
NET ASSETS:
Beginning of period	1,097,839	1,134,225	—	50,239,407

End of period	$780,764	$1,097,839	$—	$—

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

T. Rowe Price International Stock Portfolio		T. Rowe Price Limited-Term Bond Portfolio		T. Rowe Price New America Growth Portfolio		The Merger Fund VL
2013	2012	2013	2012	2013	2012	2013	2012

$212	$216	$9,886	$17,065	$—	$22	$102	$—
150	1,640	(4,735)	(296)	220	(2)	32	(2,608)
—	—	—	1,630	925	28	—	326
2,632	2,055	(6,938)	1,838	667	267	1,171	3,423

2,994	3,911	(1,787)	20,237	1,812	315	1,305	1,141

6,579	7,213	31,452	27,078	771	3,050	14,470	9,947
(1,240)	(1,334)	(23,765)	(23,661)	(195)	(112)	(2,005)	(2,092)
(495)	(27,829)	—	(79,779)	(1,064)	—	—	(37,983)
300	7,366	(299,778)	11,794	270	1,088	2,772	9,405
377	24,328	(69,543)	46,029	—	—	1,052	(3,415)
—	—	—	—	—	—	—	—

5,521	9,744	(361,634)	(18,539)	(218)	4,026	16,289	(24,138)

8,515	13,655	(363,421)	1,698	1,594	4,341	17,594	(22,997)

17,618	3,963	813,733	812,035	4,676	335	21,493	44,490

$26,133	$17,618	$450,312	$813,733	$6,270	$4,676	$39,087	$21,493

UIF U.S. Real Estate Portfolio— Class I		Van Eck VIP Global Hard Assets— Initial Class		Van Eck VIP Multi-Manager Alternatives Fund— Initial Class Shares		Victory VIF Diversified Stock Fund— Class A Shares
2013	2012	2013	2012	2013	2012	2013	2012

$107,891	$53,105	$—	$(16,898)	$(1,614)	$(15)	$56	$58
650,090	348,121	—	2,594,822	3,237	(16,443)	1,469	344
—	—	—	3,220,934	6,108	—	—	—
(617,158)	881,850	—	22,508	90,450	31,448	772	2,012

140,823	1,283,076	—	5,821,366	98,181	14,990	2,297	2,414

1,848,092	1,158,123	—	794,755	211,372	60,936	2,628	2,120
(695,455)	(524,772)	—	(381,527)	(67,006)	(14,196)	(741)	(783)
(635,648)	(657,835)	—	(354,218)	(32,810)	(55,901)	—	(701)
330,433	7,468	—	(87,870)	(65,033)	(115,552)	360	193
530,555	1,361,772	—	(49,158,645)	999,739	30,283	(298)	(24,296)
(18,235)	(5,392)	—	(1,841)	—	—	—	—

1,359,742	1,339,364	—	(49,189,346)	1,046,262	(94,430)	1,949	(23,467)

1,500,565	2,622,440	—	(43,367,980)	1,144,443	(79,440)	4,246	(21,053)

10,608,323	7,985,883	—	43,367,980	1,056,099	1,135,539	4,727	25,780

$12,108,888	$10,608,323	$—	$—	$2,200,542	$1,056,099	$8,973	$4,727

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Notes to Financial Statements

NOTE 1—Organization and Significant Accounting Policies:

N

YLIAC Variable Universal Life Separate Account (“VUL Separate Account-I”) was established on June 4, 1993 under Delaware law by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“NYLIC”). VUL Separate Account-I funds Group 1 policies (Variable Universal Life (“VUL”) and Survivorship Variable Universal Life (“SVUL”)—Series 1), Group 2 policies (Variable Universal Life 2000 (“VUL 2000”)—Series 1 and Single Premium Variable Universal Life (“SPVUL”)—Series 1), Group 3 policies (Pinnacle Variable Universal Life (“Pinnacle VUL”) and Pinnacle Survivorship Variable Universal Life (“Pinnacle SVUL”)), Group 4 policies (Variable Universal Life 2000 (“VUL 2000”)—Series 2, Single Premium Variable Universal Life (“SPVUL”)—Series 2 and 3, Legacy Creator Single Premium Variable Universal Life (“Legacy Creator SPVUL”), Survivorship Variable Universal Life (“SVUL”)—Series 2, Variable Universal Life Provider (“VUL Provider”), Variable Universal Life Accumulator (“VUL Accumulator”), Survivorship Variable Universal Life Accumulator (“SVUL Accumulator”) and Variable Universal Life Accumulator Plus (“VUL Accumulator Plus”)) and the Group 5 policy (Lifetime Wealth Variable Universal Life (“LWVUL”)). Sales of VUL were discontinued on September 28, 1999, or the date VUL 2000 was approved in a jurisdiction that had not approved it by September 28, 1999. Sales of VUL Provider, VUL 2000 and SVUL were discontinued on May 23, 2008, or the date VUL Accumulator and SVUL Accumulator were approved in a jurisdiction that had not approved the new products by May 23, 2008. Sales of Pinnacle SVUL and Pinnacle VUL were discontinued on May 23, 2008 in all jurisdictions. Sales of SPVUL Series 3 were discontinued on January 1, 2009 in all jurisdictions. Sales of LWVUL were discontinued on November 18, 2013 in all jurisdictions. Sales of VUL Accumulator were discontinued on December 31, 2013 or the date VUL Accumulator Plus was approved in a jurisdiction that had not approved the new products by December 31, 2013.

All of these policies are designed for individuals who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. In addition, SVUL Series 1 and 2, Pinnacle SVUL and SVUL Accumulator policies provide life insurance protection on two insureds with proceeds payable upon the death of the last surviving insured. These policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities, LLC and by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors LLC. NYLIFE Securities LLC is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC (“NYLIM Holdings”). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of NYLIC. VUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust that follows the accounting and reporting guidance under ASC 946.

The assets of VUL Separate Account-I are invested in the shares of the MainStay VP Funds Trust, the Alger Portfolios, the AllianceBernstein Variable Products Series Fund, Inc., the American Century® Variable American Century Investment Portfolios, Inc., the BlackRock® Variable Series Funds, Inc., the Columbia Funds Variable Insurance Trust, the Delaware VIP® Trust, the DFA Investment Dimensions Group Inc., the Dreyfus Investment Portfolios, the Dreyfus Variable Investment Fund, the DWS Investments VIT Funds, the DWS Variable Series II, the Fidelity® Variable Insurance Products Fund, the Invesco Variable Insurance Funds, the Janus Aspen Series, the Lincoln Variable Insurance Products Trust, The Merger Fund VL, the MFS® Variable Insurance TrustSM, the MFS® Variable Insurance Trust II, the Neuberger Berman Advisers Management Trust, the PIMCO Variable Insurance Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., the T. Rowe Price International Series, Inc., the Universal Institutional Funds, Inc., the Van Eck VIP Trust and the Victory Variable Insurance Funds (collectively “Funds”). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account, DCA Plus Account, DCA Extra Account and the Enhanced DCA Fixed Account represent a portion of the general account assets of NYLIAC and are not included in this report. NYLIAC’s Fixed Account, DCA Plus Account, DCA Extra Account and the Enhanced DCA Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

New York Life Investment Management LLC (“New York Life Investments”) provides investment advisory services to the MainStay VP Funds Trust for a fee. New York Life Investments retains several sub-advisors, including Cornerstone Capital Management Holdings LLC (“Cornerstone Holdings”), Dimensional Fund Advisors LP (“DFA”), DuPont Capital Management Corporation (“DuPont Capital”), Eagle Asset Management, Inc. (“Eagle”), Epoch Investment Partners, Inc. (“Epoch”), Institutional Capital LLC (“ICAP”), Janus Capital Management LLC (“Janus”), MacKay Shields LLC (“MacKay Shields”), Massachusetts Financial Services Company (“MFS”), Pacific Investment Management Company LLC (“PIMCO”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), Van Eck Associates Corporation (“Van Eck”) and Winslow Capital Management Inc. (“Winslow Capital”) to provide investment advisory services to certain portfolios of the MainStay VP Funds Trust.

NYLIAC VUL Separate Account-I

New York Life Investments, Cornerstone Holdings, MacKay Shields, and ICAP are all indirect, wholly-owned subsidiaries of NYLIC. Eagle is a wholly-owned subsidiary of Raymond James Financial, Inc. Epoch is a wholly-owned subsidiary of Epoch Holding Corporation. Janus is a wholly-owned subsidiary of Janus Capital Group, Inc. MFS is an indirect majority-owned subsidiary of Sun Life Financial Inc. Winslow Capital is a wholly-owned subsidiary of Nuveen Investments, Inc. DFA, DuPont Capital, PIMCO, T. Rowe Price and Van Eck are independent investment advisory firms.

As of May 1, 2013, the following Investment Divisions were added to one or more of the products investing in VUL Separate Account-I:

Fidelity® VIP Freedom 2020 Portfolio—Initial Class

Fidelity® VIP Freedom 2030 Portfolio—Initial Class

Fidelity® VIP Freedom 2040 Portfolio—Initial Class

The following Investment Divisions, with their respective Fund portfolios, are available in VUL Separate Account-I:

MainStay VP Balanced—Initial Class

MainStay VP Bond—Initial Class

MainStay VP Cash Management—Initial Class

MainStay VP Common Stock—Initial Class

MainStay VP Conservative Allocation—Initial Class

MainStay VP Convertible—Initial Class

MainStay VP Cornerstone Growth—Initial Class (formerly MainStay VP Growth Equity)

MainStay VP DFA/DuPont Capital Emerging Markets Equity—Initial Class

MainStay VP Eagle Small Cap Growth—Initial Class

MainStay VP Floating Rate—Initial Class

MainStay VP Government—Initial Class

MainStay VP Growth Allocation—Initial Class

MainStay VP High Yield Corporate Bond—Initial Class

MainStay VP ICAP Select Equity—Initial Class

MainStay VP Income Builder—Initial Class

MainStay VP International Equity—Initial Class

MainStay VP Janus Balanced—Initial Class

MainStay VP Large Cap Growth—Initial Class

MainStay VP MFS® Utilities—Initial Class

MainStay VP Mid Cap Core—Initial Class

MainStay VP Moderate Allocation—Initial Class

MainStay VP Moderate Growth Allocation—Initial Class

MainStay VP PIMCO Real Return—Initial Class

MainStay VP S&P 500 Index—Initial Class

MainStay VP T. Rowe Price Equity Income—Initial Class

MainStay VP Unconstrained Bond—Initial Class (formerly MainStay VP Flexible Bond Opportunities—Initial Class)

MainStay VP U.S. Small Cap—Initial Class

MainStay VP Van Eck Global Hard Assets—Initial Class

Alger Capital Appreciation Portfolio—Class I-2 Shares

AllianceBernstein VPS International Value Portfolio—Class A

AllianceBernstein VPS Small/Mid Cap Value Portfolio—Class A

American Century Investments® VP Inflation Protection Fund —Class II

American Century Investments® VP International Fund — Class II

American Century Investments® VP Value Fund—Class II

BlackRock® Global Allocation V.I. Fund—Class III Shares

Columbia Variable Portfolio—Small Cap Value Fund—Class 2 Shares

Delaware VIP® Diversified Income Series— Standard Class

Delaware VIP® Emerging Markets Series—Standard Class

Delaware VIP® International Value Equity Series—Standard Class

Delaware VIP® Small Cap Value Series—Standard Class

Delaware VIP® Value Series—Standard Class

DFA VA Global Bond Portfolio

DFA VA International Small Portfolio

DFA VA International Value Portfolio

DFA VA Short-Term Fixed Portfolio

DFA VA U.S. Large Value Portfolio

DFA VA U.S. Targeted Value Portfolio

Dreyfus IP Technology Growth Portfolio—Initial Shares

Dreyfus VIF Opportunistic Small Cap Portfolio—Initial Shares

DWS Small Cap Index VIP—Class A

DWS Small Mid Cap Value VIP—Class A (formerly DWS Dreman Small Mid Cap Value VIP)

Fidelity® VIP Contrafund® Portfolio—Initial Class

Fidelity® VIP Equity-Income Portfolio—Initial Class

Fidelity® VIP Freedom 2020 Portfolio—Initial Class

Fidelity® VIP Freedom 2030 Portfolio—Initial Class

Fidelity® VIP Freedom 2040 Portfolio—Initial Class

Fidelity® VIP Growth Portfolio—Initial Class

Fidelity® VIP Index 500 Portfolio—Initial Class

Fidelity® VIP Investment Grade Bond Portfolio— Initial Class

Fidelity® VIP Mid Cap Portfolio—Initial Class

Fidelity® VIP Overseas Portfolio—Initial Class

Invesco V.I. American Value Fund—Series I Shares (formerly Invesco Van Kampen V.I. American Value Fund)

Invesco V.I. Global Real Estate Fund—Series I Shares

Invesco V.I. International Growth Fund—Series I Shares

Janus Aspen Enterprise Portfolio—Institutional Shares

Janus Aspen Forty Portfolio—Institutional Shares

Janus Aspen Global Research Portfolio—Institutional Shares (formerly Janus Aspen Worldwide)

LVIP Baron Growth Opportunities Fund—Service Class

MFS® International Value Portfolio—Initial Class

MFS® Investors Trust Series—Initial Class

MFS® New Discovery Series—Initial Class

MFS® Research Bond Series—Initial Class

MFS® Research Series—Initial Class

MFS® Value Series—Initial Class

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

Neuberger Berman AMT Mid-Cap Growth Portfolio—Class I

PIMCO Global Bond Portfolio (Unhedged)—Administrative Class Shares

PIMCO Low Duration Portfolio—Administrative Class Shares

PIMCO Total Return Portfolio—Administrative Class Shares

Royce Micro-Cap Portfolio—Investment Class

T. Rowe Price Blue Chip Growth Portfolio

T. Rowe Price International Stock Portfolio

T. Rowe Price Limited-Term Bond Portfolio

T. Rowe Price New America Growth Portfolio

The Merger Fund VL

UIF Emerging Markets Debt Portfolio—Class I

UIF U.S. Real Estate Portfolio—Class I

Van Eck VIP Multi-Manager Alternatives Fund—Initial Class Shares

Victory VIF Diversified Stock Fund—Class A Shares

Not all investment options are available under all policies.

All investments into the MainStay VP Series Funds by VUL Separate Account-I will be made into the Initial Class of shares unless otherwise indicated. Each Investment Division of VUL Separate Account-I will invest exclusively in the corresponding eligible Fund portfolio.

For SVUL, VUL 2000, SPVUL, Legacy Creator SPVUL, Lifetime Wealth VUL, VUL Provider, VUL Accumulator, SVUL Accumulator, Pinnacle VUL and Pinnacle SVUL policies, any/all premium payments received during the free look period are allocated to the General Account of NYLIAC. After the free look period, these premium payments are allocated in accordance with the policyowner’s allocation instructions. Subsequent premium payments for all policies will be allocated to the Investment Divisions of VUL Separate Account-I in accordance with the policyowner’s allocations instructions. For VUL Accumulator Plus, any/all premium payments received before the initial premium transfer date will be allocated to the General Account of NYLIAC. On the initial premium transfer date, the net premium, along with any interest credited to the Investment Divisions of VUL Separate Account-I, the Fixed Account, and/or the DCA Plus Account in accordance with the policyowner’s allocation instructions. Pinnacle VUL and SVUL policies issued on or after October 14, 2002 can have premium payments made in the first 12 policy months allocated to an Enhanced DCA Fixed Account. VUL 2000, VUL Provider, SVUL, VUL Accumulator and SVUL Accumulator policies issued on or after February 11, 2005 can have premium payments made in the first 12 policy months allocated to a DCA Plus Account. Legacy Creator SPVUL policies issued on or after May 15th, 2009, can have the initial premium payment allocated to the 6 months DCA Extra Account. Lifetime Wealth VUL policies issued on or after February 14, 2011, can have premium payments made in the first 12 policy months allocated to a DCA Plus Account. VUL Accumulator Plus policies issued on or after November 18, 2013, can have premium payments made in the first 12 months following the Initial Premium Transfer Date allocated to a DCA Plus Account.

In addition, for all VUL, VUL 2000, SVUL, SPVUL, Legacy Creator SPVUL, Lifetime Wealth VUL, VUL Provider, VUL Accumulator, SVUL Accumulator, Pinnacle VUL, Pinnacle SVUL and VUL Accumulator Plus policies, the policyowner has the option, within limits, to transfer amounts between the Investment Divisions of VUL Separate Account-I and the Fixed Account of NYLIAC.

No Federal income tax is payable on investment income or capital gains of VUL Separate Account-I under current Federal income tax law.

Security Valuation—The investments are valued at the net asset value (“NAV”) of shares of the respective Fund portfolios.

Security Transactions—Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

Distributions Received—Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding Fund portfolio.

The authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance also establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

NYLIAC VUL Separate Account-I

The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

Level 1—Fair Value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.

Level 3—Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s assumptions in pricing the asset or liability.

Investments in mutual funds represent open-end mutual funds in which the valuation is based on the aggregate NAV of the shares held at the valuation date, which represents fair value, and are classified as Level 1.

The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners’ instructions on the first business day subsequent to the close of the period presented. The amounts shown as net receivable from (payable to) the Fund for shares sold or purchased represent unsettled trades.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s):

T

he cost of purchases and proceeds from sales of investments for the year ended December 31, 2013 were as follows:

	Purchases	Sales

MainStay VP Balanced—Initial Class	$1,919	$1,107
MainStay VP Bond—Initial Class	3,627	6,911
MainStay VP Cash Management—Initial Class	16,221	20,497
MainStay VP Common Stock—Initial Class	2,547	8,368
MainStay VP Conservative Allocation—Initial Class	3,248	1,990
MainStay VP Convertible—Initial Class	5,442	4,519
MainStay VP Cornerstone Growth—Initial Class	2,470	16,067
MainStay VP DFA/DuPont Capital Emerging Markets Equity—Initial Class	2,957	6,151
MainStay VP Eagle Small Cap Growth—Initial Class	1,880	6,620
MainStay VP Floating Rate—Initial Class	3,830	2,563
MainStay VP Government—Initial Class	2,040	4,187
MainStay VP Growth Allocation—Initial Class	6,524	2,555
MainStay VP High Yield Corporate Bond—Initial Class	15,301	14,830
MainStay VP ICAP Select Equity—Initial Class	3,713	13,427
MainStay VP Income Builder—Initial Class	7,996	5,073
MainStay VP International Equity—Initial Class	2,259	5,629
MainStay VP Janus Balanced—Initial Class	7,219	10,884
MainStay VP Large Cap Growth—Initial Class	3,024	6,076
MainStay VP MFS® Utilities—Initial Class	7,353	2,246
MainStay VP Mid Cap Core—Initial Class	11,304	8,762
MainStay VP Moderate Allocation—Initial Class	8,558	4,409
MainStay VP Moderate Growth Allocation—Initial Class	8,089	3,449
MainStay VP PIMCO Real Return—Initial Class	2,952	4,630
MainStay VP S&P 500 Index—Initial Class	8,203	19,396
MainStay VP T. Rowe Price Equity Income—Initial Class	4,280	5,555
MainStay VP Unconstrained Bond—Initial Class	2,925	735
MainStay VP U.S. Small Cap—Initial Class	2,872	3,084
MainStay VP Van Eck Global Hard Assets—Initial Class	3,570	6,689
Alger Capital Appreciation Portfolio—Class I-2 Shares	257	353
AllianceBernstein VPS International Value Portfolio—Class A	—	—
AllianceBernstein VPS Small/Mid Cap Value Portfolio—Class A	2,269	1,639
American Century Investments® VP Inflation Protection Fund—Class II	53	9
American Century Investments® VP International Fund—Class II	326	273
American Century Investments® VP Value Fund—Class II	144	72
BlackRock® Global Allocation V.I. Fund—Class III Shares	5,164	2,295
Columbia Variable Portfolio—Small Cap Value Fund—Class 2 Shares	8	3
Delaware VIP® Diversified Income Series—Standard Class	17	1
Delaware VIP® Emerging Markets Series—Standard Class	1,050	202
Delaware VIP® International Value Equity Series—Standard Class	32	27
Delaware VIP® Small Cap Value Series—Standard Class	2,044	113
Delaware VIP® Value Series—Standard Class	16	14
DFA VA Global Bond Portfolio	3	—
DFA VA International Small Portfolio	52	2
DFA VA International Value Portfolio	24	6
DFA VA Short-Term Fixed Portfolio	15	—
DFA VA U.S. Large Value Portfolio	50	14
DFA VA U.S. Targeted Value Portfolio	47	7
Dreyfus IP Technology Growth Portfolio—Initial Shares	1,339	2,313
Dreyfus VIF Opportunistic Small Cap Portfolio—Initial Shares	147	53
DWS Small Cap Index VIP—Class A	14	9
DWS Small Mid Cap Value VIP—Class A	793	413
Fidelity® VIP Contrafund® Portfolio—Initial Class	8,280	15,683
Fidelity® VIP Equity-Income Portfolio—Initial Class	10,673	4,973
Fidelity® VIP Freedom 2020 Portfolio—Initial Class	185	69
Fidelity® VIP Freedom 2030 Portfolio—Initial Class	166	19
Fidelity® VIP Freedom 2040 Portfolio—Initial Class	1,388	1,165

NYLIAC VUL Separate Account-I

	Purchases	Sales

Fidelity® VIP Growth Portfolio—Initial Class	$24	$253
Fidelity® VIP Index 500 Portfolio—Initial Class	397	1,617
Fidelity® VIP Investment Grade Bond Portfolio—Initial Class	109	29
Fidelity® VIP Mid Cap Portfolio—Initial Class	1,880	993
Fidelity® VIP Overseas Portfolio—Initial Class	162	591
Invesco V.I. American Value Fund—Series I Shares	675	193
Invesco V.I. Global Real Estate Fund—Series I Shares	28	27
Invesco V.I. International Growth Fund—Series I Shares	2,006	675
Janus Aspen Enterprise Portfolio—Institutional Shares	56	177
Janus Aspen Forty Portfolio—Institutional Shares	8	6
Janus Aspen Global Research Portfolio—Institutional Shares	2,263	7,164
LVIP Baron Growth Opportunities Fund—Service Class	4	2
MFS® International Value Portfolio—Initial Class	2,333	105
MFS® Investors Trust Series—Initial Class	3	2
MFS® New Discovery Series—Initial Class	2,055	607
MFS® Research Bond Series—Initial Class	4	—
MFS® Research Series—Initial Class	351	315
MFS® Value Series—Initial Class	1	—
Neuberger Berman AMT Mid Cap Growth Portfolio—Class I	865	273
PIMCO Global Bond Portfolio (Unhedged)—Administrative Class Shares	290	256
PIMCO Low Duration Portfolio—Administrative Class Shares	18	24
PIMCO Total Return Portfolio—Administrative Class Shares	176	991
Royce Micro-Cap Portfolio—Investment Class	2,035	2,134
T. Rowe Price Blue Chip Growth Portfolio	8	5
T. Rowe Price International Stock Portfolio	7	1
T. Rowe Price Limited-Term Bond Portfolio	65	416
T. Rowe Price New America Growth Portfolio	2	1
The Merger Fund VL	19	2
UIF Emerging Markets Debt Portfolio—Class I	149	311
UIF U.S. Real Estate Portfolio—Class I	3,974	2,514
Van Eck VIP Multi-Manager Alternatives Fund—Initial Class Shares	1,654	603
Victory VIF Diversified Stock Fund—Class A Shares	9	7

Total	$208,509	$246,430

Not all investment divisions are available under all policies.

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions:

Deductions from Premiums:

N

YLIAC deducts premium expense charges from all premiums received for certain VUL Separate Account-I policies. Premium expense charges are expressed as a percentage of the payment received.

State and Federal Tax Charge: NYLIAC deducts 2% from all premium payments for VUL, SVUL, VUL 2000, SPVUL Series 3, VUL Provider, Lifetime Wealth VUL, VUL Accumulator, SVUL Accumulator, Pinnacle VUL, Pinnacle SVUL and VUL Accumulator Plus policies to pay state premium taxes. NYLIAC deducts 1.25% from all premium payments for non-qualified VUL, SVUL, VUL 2000, SPVUL Series 3, VUL Provider, Lifetime Wealth VUL, VUL Accumulator, SVUL Accumulator, Pinnacle VUL, Pinnacle SVUL and VUL Accumulator Plus policies to cover federal taxes.

Sales Expense Charge: NYLIAC deducts a sales expense charge from all premium payments for VUL, SVUL, VUL 2000, VUL Provider, Lifetime Wealth VUL, VUL Accumulator, SVUL Accumulator, Legacy Creator SPVUL, Pinnacle VUL, Pinnacle SVUL and VUL Accumulator Plus policies to partially cover the expenses associated with selling the policies.

For VUL policies, currently 5% of any premium payment for the first 10 policy years is deducted; NYLIAC reserves the right to impose this charge after the 10th policy year.

For SVUL policies, currently 8% of any premium payments in policy years 1-10, up to the target premium, is deducted. Once the target premium is reached NYLIAC expects to deduct 4% from any premium payments in any given policy year. Beginning with the 11th policy year, NYLIAC expects to deduct 4% of any premium payments up to the target premium, and no charge for premium payments in excess of the target premium in that year. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.

For VUL 2000 policies, currently 2.75% of any premium payments in a policy year, up to the surrender charge premium, is deducted. Once the premium payments equal the surrender charge premium for a policy year, NYLIAC deducts a sales expense charge of 1.25% from any additional premium payments in that policy year. The initial surrender charge premium is determined at the time the policy is issued and can be found on the policy data page.

For VUL Provider policies, currently 6.75% of any premium payment up to the target premium is deducted in policy years 1-5. Once the target premium is reached, 4.25% of any premium payment is deducted. Beginning with the 6th policy year, NYLIAC expects to deduct 2.75% of any premium payments up to the target premium; once the target premium is reached, 0.75% of any premium payment is deducted. The initial target premium is determined at the time the policy is issued, and is indicated on the policy data page.

For Lifetime Wealth VUL policies, in all policy years, we currently do not deduct a sales expense charge on any premium payment up to Target Premium 1. In each of policy years 1-7, we currently deduct 8.75% of any premium payment over Target Premium 1 and up to Target Premium 2; we also deduct 8.75% of all premiums paid over Target Premium 2. In each of policy years 8 and subsequent, we currently do not deduct a sales expense charge on any premium payment over Target Premium 1. Target Premium 1 and Target Premium 2 are determined at the time the policy is issued, and are indicated on the policy data page.

For VUL Accumulator and SVUL Accumulator policies, currently 4.75% of any premium payment up to the target premium is deducted in policy years 1-10. Once the target premium is reached, 1.75% of any premium payment is deducted in policy years 1-5 and 0.75% of any premium payment is deducted in policy years 6-10. Beginning with the 11th policy year, NYLIAC expects to deduct 4.25% of any premium payments up to the target premium; once the target is reached, 0.25% of any premium payment is deducted in policy years 11 and beyond. The initial target premium is determined at the time the policy is issued, and is indicated on the policy data page.

For Pinnacle VUL and Pinnacle SVUL policies, the percentage of premiums deducted varies depending on the age of the policy and whether the total premium payment in a given policy year is above or below the target premium. For premium payments up to the target premium, the sales expense charge in the first policy year is currently 56.75%, in policy years 2-5 the charge is 26.75%, for policy year 6 the charge is 1.75%, and for policy years 7 and beyond the charge is 0.75%. For premium payments in excess of the target premium the charge is currently 2.75% for policy years 1-5, 1.75% for policy year 6 and 0.75% for policy years 7 and beyond. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.

NYLIAC VUL Separate Account-I

For Legacy Creator SPVUL policies, the current monthly premium expense charge is deducted at an annualized rate of 2.0% of the adjusted total premium for policy years 11 and beyond. The monthly premium expense charge is guaranteed not to exceed the annual rate of 2.25% of the adjusted total premium. This charge also covers state premium tax and federal tax expenses.

For VUL Accumulator Plus policies, currently 4.75% of any premium payment up to the target premium is deducted in policy years 1-10. Once the target premium is reached, 1.75% of any premium payment is deducted in policy years 1-5 and 0.75% of any premium payment is deducted in policy years 6-10. Beginning with the 11th policy year, NYLIAC expects to deduct 4.25% of any premium payments up to the target premium; once the target is reached, 0.25% of any premium payment is deducted in policy years 11 and beyond. The initial target premium is determined at the time the policy is issued, and is indicated on the policy data page.

Deductions from Cash Value:

NYLIAC deducts certain monthly charges from the cash value of VUL Separate Account-I policies. These charges include the monthly contract charge, the administrative charge, the cost of insurance charge, the per thousand face amount charge, the deferred sales expense charge, and the mortality and expense risk charge and are recorded as cost of insurance in the accompanying Statement of Changes in Net Assets. The charges disclosed below were in effect for each of the five periods presented in the Financial Highlights section. Not all charges are deducted from all products, as shown below.

Monthly Contract Charge: A monthly contract charge is assessed on certain VUL Separate Account-I policies to compensate NYLIAC for certain administrative services such as premium collection, record keeping, claims processing and communicating with policyowners. Outlined below is the current schedule for VUL, SVUL, VUL 2000, VUL Provider, VUL Accumulator, SVUL Accumulator, Pinnacle VUL, Pinnacle SVUL and VUL Accumulator Plus:

Policy	Monthly Contract Charge Policy Year 1	Monthly Contract Charge Subsequent Policy Years
VUL	$26	$7
SVUL	60	10
VUL 2000	30	10
VUL Provider	30	10
Lifetime Wealth VUL	15	15 in years 2-10; 10 in years 11 and beyond.
VUL Accumulator	35	15 in years 2-10; 10 in years 11 and beyond.
SVUL Accumulator	35	15 in years 2-10; 10 in years 11 and beyond.
Pinnacle VUL*	100	25
Pinnacle SVUL*	100	25
VUL Accumulator Plus	15	15 in years 2-10; 10 in years 11 and beyond.

*	If the target face amount falls below $1 million, the contract charge will not exceed $25 per month.

Administrative Charge: An administrative charge is assessed on VUL 2000, SPVUL, Legacy Creator SPVUL and SVUL (Series 2)** policies monthly. This charge compensates NYLIAC for providing administrative policy services.

For VUL 2000 policies, the administrative charge is expressed as a percentage of the amount of cash value in VUL Separate Account-I and varies based on the amount of cash value in VUL Separate Account-I. The VUL Separate Account-I administrative charge percentage currently ranges from 0% to .20%.

For SPVUL policies, the current administrative charge is made monthly at an annualized rate of .60% of the policy’s cash value for the first three policy years. This charge is waived in the fourth and subsequent policy years if the cash value of the policy exceeds $200,000. If the cash value of the policy does not exceed $200,000, this charge will range from .10% to .60% depending on the cash value of the policy.

**	Series 2 VUL 2000, SPVUL, and SVUL designates policies issued on and after May 10, 2002 where approved.

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):

For SVUL (Series 2)** the administrative charge is .10%, based on the amount of cash value in VUL Separate Account-I.

For Legacy Creator SPVUL policies, the current asset based administrative charge is deducted monthly at an annualized rate of 2.25% of the policy’s cash value for policy years 1 through 10. The monthly asset based administrative charge is guaranteed not to exceed the annual rate of 2.25% of the cash value of the policy. This charge also covers state premium tax and federal tax expenses.

Cost of Insurance Charge: A charge to cover the cost of providing life insurance benefits is assessed monthly on all VUL Separate Account-I policies. This charge is based on such factors as issue age of the insured(s), duration, gender, underwriting class, face amount, any riders included and the cash value of the policy.

Per Thousand Face Amount Charge: NYLIAC assesses a monthly per thousand face amount charge on SVUL, VUL Accumulator, SVUL Accumulator, Lifetime Wealth VUL, Pinnacle VUL, Pinnacle SVUL, VUL Provider and VUL Accumulator Plus policies.

For SVUL (Series 1) policies, this charge is $0.04 per $1,000 of the policy’s initial face amount. For SVUL(Series 2) policies, this charge is $0.04 per $1,000 of the policy’s current face amount. For both series of SVUL policies this charge is assessed for the first 3 policy years and will always be at least $10 per month and will never be more than $100 per month.

For VUL Accumulator Plus, this charge is currently deducted during the first 10 policy years and is based on the insured’s age, gender, risk class and face amount. NYLIAC does not expect to deduct this charge in years 11 and beyond.

For VUL Accumulator policies, this charge is based on the insured’s age, gender, risk class and face amount plus any term insurance benefit. NYLIAC does not expect to deduct this charge in years 21 and beyond.

For SVUL Accumulator policies, this charge is based on insured’s age, gender, risk class and face amount plus any term insurance benefit. NYLIAC does not expect to deduct this charge in years 31 and beyond.

For Lifetime Wealth VUL policies, this charge is based on the insured’s age, gender, risk class and face amount plus any term insurance benefit. NYLIAC does not expect to deduct this charge in years 21 and beyond.

For Pinnacle VUL and Pinnacle SVUL policies, this charge is $0.03 per $1,000 of the policy’s face amount plus any term insurance benefit for the first 5 policy years. NYLIAC does not expect to deduct this charge in policy year 6 and beyond.

For VUL Provider policies, this charge is $0.07 per $1,000 of the policy’s face amount plus any term insurance benefit for the first 5 policy years. NYLIAC does not expect to deduct this charge in policy year 6 and beyond.

Deferred Sales Expense Charge: NYLIAC assesses a monthly deferred sales expense charge on SPVUL policies. This charge is deducted from the policy’s cash value for a 10-year period after a premium payment is applied. The deferred sales expense charge is expressed as a percentage of the policy’s cash value for Series 1 and 2. The current .90% deferred sales expense is comprised of .40% for sales expenses, .30% for state taxes and .20% for federal taxes. For SPVUL Series 3*** currently the deferred sales expense charge is equal to 0.40%.

Mortality and Expense Risk Charge: NYLIAC deducts a mortality and expense risk charge as follows:

Group 1 & 2 Policies: NYLIAC assesses a mortality and expense risk charge based on the variable accumulation value of the Investment Divisions. These charges are made daily at an annual rate of 0.70%**** for VUL, 0.70%**** for SVUL (Series 1), 0.50% for VUL 2000 (Series 1) and 0.50% for SPVUL (Series 1). For the year ended December 31, 2012, NYLIAC voluntarily waived the mortality and expense risk and administrative charges of $8,293 on the BlackRock® Global Allocation V.I. Fund—Class III Shares Investment Division. For the year ended December 31, 2013 NYLIAC voluntarily waived the mortality and expense risk and administrative charges of $2,901 on the BlackRock® Global Allocation V.I. Fund—Class III Shares Investment Division. The voluntary waiver was terminated on March 22, 2013.

**	Series 2 VUL 2000, SPVUL, and SVUL designates policies issued on and after May 10, 2002 where approved.
***	Series 3 SPVUL designates policies issued on and after May 16, 2003 where approved.
****	Includes a.10% administrative service charge.

NYLIAC VUL Separate Account-I

Group 3 Policies: The Pinnacle VUL and Pinnacle SVUL mortality and expense risk charges are based on net assets and the percent ranges from .25% to .55% in policy years 1-20; and in policy years 21 and beyond, the percentage ranges from .05% to .35%. In policy years 1-20, if the policy has an Alternative Cash Surrender Value I (ACSV I), the mortality and expense risk is increased by .30% in policy years 1-10. For Alternative Cash Surrender Value II (ACSV II), the mortality and expense risk is increased by .55% in policy years 1-10. The mortality and expense risk charge is guaranteed not to exceed 1.00%.

Group 4 Policies: On SPVUL (Series 2)** and VUL 2000 (Series 2)** policies, NYLIAC deducts a monthly mortality and expense risk charge at an annual rate of 0.50% of the cash value in VUL Separate Account-I and for SVUL (Series 2)** policies, the mortality and expense risk charge is deducted monthly at an annual rate of 0.60% of the cash value in VUL Separate Account-I.

For VUL Accumulator Plus policies, the monthly mortality and expense risk charge currently ranges from an annual rate of 0.55% to 0.15% of the cash value in VUL Separate Account-I (it declines based on the cash value in VUL Separate Account-I and duration). NYLIAC guarantees that the mortality and expense risk charge on VUL Accumulator Plus policies will never exceed an annual rate of 0.75%.

For VUL Accumulator and SVUL Accumulator policies, the monthly mortality and expense risk charge currently ranges from an annual rate of 0.55% to 0.15% of the cash value in VUL Separate Account-I (it declines based on the cash value in VUL Separate Account-I and duration). NYLIAC guarantees that the mortality and expense risk charge on VUL Accumulator and SVUL Accumulator policies will never exceed an annual rate of 0.75%.

For VUL Provider policies, the monthly mortality and expense risk charge currently ranges from an annual rate of 0.70% to 0.05% of the cash value in VUL Separate Account-I (it declines based on the cash value in VUL Separate Account-I and duration). If the VUL Provider policy has the Alternative Cash Surrender Value (ACSV), the mortality and expense risk charge currently ranges from 1.0% to 0.05%. NYLIAC guarantees that the mortality and expense risk charge on VUL Provider policies will never exceed an annual rate of 1.00%.

For Legacy Creator SPVUL policies, the current mortality and expense risk charge is deducted monthly at an annual rate of 0.50% of the cash value in VUL Separate Account-I. The mortality and expense charge is guaranteed not to exceed the annual rate of 0.75% of the cash value in VUL Separate Account-I.

Group 5 Policies: For Lifetime Wealth VUL policies, the monthly mortality and expense risk charge currently ranges from an annual rate of 0.75% to 0.25% of the cash value in VUL Separate Account-I (it declines based on the cash value in VUL Separate Account-I and duration). NYLIAC guarantees that the mortality and expense risk charge on Lifetime Wealth VUL policies will never exceed an annual rate of 0.75%.

Surrender Charges:

Surrender charges are assessed by NYLIAC for VUL, SVUL, VUL 2000, VUL Provider, VUL Accumulator, SVUL Accumulator, SPVUL, Legacy Creator SPVUL and VUL Accumulator Plus policies on complete surrenders, decreases in face amount including decreases caused by a change in life insurance benefit option and some partial withdrawals. Surrender charges are paid to NYLIAC. The amount of this charge is included in surrenders in the accompanying Statement of Changes in Net Assets. In addition, a new surrender charge period will apply to face increases.

For VUL, SVUL and VUL 2000 policies, this charge is deducted during the first 15 policy years or within 15 years after a face amount increase. For VUL Provider, VUL Accumulator, SVUL Accumulator and VUL Accumulator Plus this charge is deducted for the first 10 policy years or within 10 years after a face amount increase. For VUL, the maximum surrender charge is shown on the policy’s data page. For VUL 2000, VUL Provider, VUL Accumulator, SVUL Accumulator and VUL Accumulator Plus the maximum surrender charge is the lesser of 50% of total premium payments or a percentage of the surrender charge premium. This percentage is based on the policy year in which the surrender or decrease in face amount takes place.

Initially for VUL 2000 (Series 2)** policies, the maximum surrender charge is the lesser of 50% of total premium paid less the monthly contract charge incurred during the first three policy years or 100% of the surrender charge premium. Beginning in year four, the maximum surrender charge is the lesser of 50% of total premium payments less the sum of all monthly contract charges incurred in the first three policy years (which will never exceed $636) or a

**	Series 2 VUL 2000, SPVUL, and SVUL designates policies issued on and after May 10, 2002 where approved.

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):

specified percentage of the surrender charge premium, which declines each policy year from 93% in the fourth year to 0% in year sixteen and later.

For SVUL policies, the surrender charge is deducted during the first 15 policy years if the younger insured is less than age 85 at the time the policy was issued. If the younger insured is age 85 or older at the time of issue, the charge is deducted during the first 8 policy years. The maximum surrender charge on SVUL policies varies based on the policy’s target premium, age of the younger insured and year of surrender. The target premium is shown on the policy data page.

For SPVUL policies, the surrender charge is deducted during the first 9 policy years. This charge is equal to a percentage of the cash value of the policy minus any withdrawal taken using the surrender charge free window, or the initial single premium minus any partial withdrawals for which the surrender charge was assessed. The applicable surrender charge percentage is based on the amount of time elapsed from the date the initial single premium was accepted to the effective date of the surrender or partial withdrawal. For Series 1 and 2 the surrender charge percentage declines each policy year from 9% in the first year to 0% in year 10 and later. For Series 3, the percentage declines each year from 7.5% in the first year to 0% in year 10 and after.

For Legacy Creator SPVUL, the surrender charge is deducted during the first 9 policy years. The surrender charge is assessed on the amount of the cash value withdrawn in any policy year that is in excess of the surrender charge free window. The surrender charge free window is the greater of 10% of the policy cash value (minus any partial withdrawals already taken in that year) or 100% of the policy gain. The surrender charge percentage declines each policy year from 7.50% in the first year to 0% in year 10 and later.

VUL Separate Account-I policyowners may pay certain Fund portfolio company operating expenses during the time they own their policy, which are reflected in the daily computation of NAVs for the Funds. NYLIAC may receive payment or compensation from the Funds resulting from certain of these operating expenses in connection with the administration, distribution and other services it provides to the Funds, some of whom may be affiliates of either NYLIAC or VUL Separate Account-I. Management Fees (which may include administration and/or advisory fees) range from 0.00% to 1.42%, distribution (12b-1) fees range from 0.00% to 0.25%, other expenses range from 0.00% to 3.31%, and underlying portfolio fees and expenses range from 0.01% to 1.14%. These ranges are shown as a percentage of average net assets as of December 31, 2012, and approximate the ranges as of December 31, 2013.

NOTE 4—Distribution of Net Income:

V

UL Separate Account-I does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

NYLIAC VUL Separate Account-I

(This page intentionally left blank)

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s):

T

he changes in units outstanding for the years ended December 31, 2013 and 2012 were as follows:

	2013			2012
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

MainStay VP Balanced—Initial Class	113	(68)	45	70	(110)	(40)
MainStay VP Bond—Initial Class	122	(311)	(189)	279	(331)	(52)
MainStay VP Cash Management—Initial Class	12,973	(16,110)	(3,137)	14,021	(19,425)	(5,404)
MainStay VP Common Stock—Initial Class	61	(323)	(262)	59	(379)	(320)
MainStay VP Conservative Allocation—Initial Class	169	(129)	40	322	(165)	157
MainStay VP Convertible—Initial Class	66	(181)	(115)	74	(236)	(162)
MainStay VP Cornerstone Growth—Initial Class	69	(816)	(747)	68	(918)	(850)
MainStay VP DFA/DuPont Capital Emerging Markets Equity—Initial Class	280	(635)	(355)	5,823	(530)	5,293
MainStay VP Eagle Small Cap Growth—Initial Class	164	(565)	(401)	5,017	(512)	4,505
MainStay VP Floating Rate—Initial Class	233	(188)	45	189	(153)	36
MainStay VP Government—Initial Class	76	(211)	(135)	121	(207)	(86)
MainStay VP Growth Allocation—Initial Class	310	(174)	136	252	(233)	19
MainStay VP High Yield Corporate Bond—Initial Class	294	(469)	(175)	337	(395)	(58)
MainStay VP ICAP Select Equity—Initial Class	94	(715)	(621)	174	(1,173)	(999)
MainStay VP Income Builder—Initial Class	278	(204)	74	64	(232)	(168)
MainStay VP International Equity—Initial Class	86	(263)	(177)	85	(293)	(208)
MainStay VP Janus Balanced—Initial Class	460	(904)	(444)	12,327	(1,155)	11,172
MainStay VP Large Cap Growth—Initial Class	192	(414)	(222)	320	(423)	(103)
MainStay VP MFS® Utilities—Initial Class	539	(182)	357	1,894	(206)	1,688
MainStay VP Mid Cap Core—Initial Class	195	(336)	(141)	85	(366)	(281)
MainStay VP Moderate Allocation—Initial Class	455	(290)	165	519	(278)	241
MainStay VP Moderate Growth Allocation—Initial Class	392	(229)	163	349	(280)	69
MainStay VP PIMCO Real Return—Initial Class	270	(457)	(187)	1,316	(118)	1,198
MainStay VP S&P 500 Index—Initial Class	208	(774)	(566)	202	(994)	(792)
MainStay VP T. Rowe Price Equity Income—Initial Class	232	(432)	(200)	6,376	(644)	5,732
MainStay VP Unconstrained Bond—Initial Class	243	(67)	176	129	(14)	115
MainStay VP U.S. Small Cap—Initial Class	170	(186)	(16)	122	(143)	(21)
MainStay VP Van Eck Global Hard Assets—Initial Class	331	(701)	(370)	5,379	(447)	4,932
Alger Capital Appreciation Portfolio—Class I-2 Shares	5	(12)	(7)	4	(21)	(17)
Alger Small Cap Growth Portfolio—Class I-2 Shares	—	—	—	4	(2,278)	(2,274)
AllianceBernstein VPS International Value Portfolio—Class A	—	—	—	—	—	—
AllianceBernstein VPS Small/Mid Cap Value Portfolio—Class A	128	(113)	15	105	(122)	(17)
American Century Investments® VP Inflation Protection Fund—Class II	3	(1)	2	5	(4)	1
American Century Investments® VP International Fund—Class II	13	(12)	1	17	(16)	1
American Century Investments® VP Value Fund—Class II	6	(3)	3	4	(5)	(1)
BlackRock® Global Allocation V.I. Fund—Class III Shares	444	(212)	232	377	(34)	343
Calvert VP SRI Balanced Portfolio	—	—	—	6	(297)	(291)
Columbia Variable Portfolio—Small Cap Value Fund—Class 2 Shares	1	—	1	—	—	—
Delaware VIP® Diversified Income Series—Standard Class	1	—	1	4	(9)	(5)
Delaware VIP® Emerging Markets Series—Standard Class	93	(18)	75	10	(5)	5
Delaware VIP® International Value Equity Series—Standard Class	3	(3)	—	1	—	1
Delaware VIP® Small Cap Value Series—Standard Class	165	(9)	156	48	(3)	45
Delaware VIP® Value Series—Standard Class	1	(1)	—	5	(6)	(1)
DFA VA Global Bond Portfolio	—	—	—	—	—	—
DFA VA International Small Portfolio	3	—	3	1	—	1
DFA VA International Value Portfolio	2	(1)	1	1	—	1
DFA VA Short-Term Fixed Portfolio	1	—	1	1	—	1
DFA VA U.S. Large Value Portfolio	4	(1)	3	2	—	2
DFA VA U.S. Targeted Value Portfolio	3	—	3	2	—	2
Dreyfus IP Technology Growth Portfolio—Initial Shares	76	(135)	(59)	212	(251)	(39)
Dreyfus VIF Opportunistic Small Cap Portfolio—Initial Shares	8	(3)	5	10	(2)	8
DWS Small Cap Index VIP—Class A	1	(1)	—	2	(2)	—
DWS Small Mid Cap Value VIP—Class A	56	(30)	26	71	(31)	40

NYLIAC VUL Separate Account-I

	2013			2012
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Fidelity® VIP Contrafund® Portfolio—Initial Class	259	(538)	(279)	170	(821)	(651)
Fidelity® VIP Equity-Income Portfolio—Initial Class	217	(219)	(2)	155	(315)	(160)
Fidelity® VIP Freedom 2020 Portfolio—Initial Class	17	(6)	11	—	—	—
Fidelity® VIP Freedom 2030 Portfolio—Initial Class	16	(2)	14	—	—	—
Fidelity® VIP Freedom 2040 Portfolio—Initial Class	129	(107)	22	—	—	—
Fidelity® VIP Growth Portfolio—Initial Class	1	(16)	(15)	2	(17)	(15)
Fidelity® VIP Index 500 Portfolio—Initial Class	4	(94)	(90)	36	(31)	5
Fidelity® VIP Investment Grade Bond Portfolio—Initial Class	5	(2)	3	7	(17)	(10)
Fidelity® VIP Mid Cap Portfolio—Initial Class	92	(44)	48	10	(29)	(19)
Fidelity® VIP Overseas Portfolio—Initial Class	4	(32)	(28)	8	(30)	(22)
Invesco V.I. American Value Fund—Series I Shares	52	(15)	37	34	(5)	29
Invesco V.I. Global Real Estate Fund—Series I Shares	2	(2)	—	6	(4)	2
Invesco V.I. International Growth Fund—Series I Shares	175	(62)	113	236	(86)	150
Janus Aspen Balanced Portfolio—Institutional Shares	—	—	—	9	(5,208)	(5,199)
Janus Aspen Enterprise Portfolio—Institutional Shares	2	(6)	(4)	3	(34)	(31)
Janus Aspen Forty Portfolio—Institutional Shares	1	—	1	2	(2)	—
Janus Aspen Global Research Portfolio—Institutional Shares	89	(453)	(364)	148	(673)	(525)
LVIP Baron Growth Opportunities Fund—Service Class	—	—	—	1	—	1
MFS® International Value Portfolio—Initial Class	191	(8)	183	36	(2)	34
MFS® Investors Trust Series—Initial Class	—	—	—	3	(2)	1
MFS® New Discovery Series—Initial Class	162	(33)	129	74	(11)	63
MFS® Research Bond Series—Initial Class	1	—	1	—	—	—
MFS® Research Series—Initial Class	30	(27)	3	43	(1)	42
MFS® Utilities Series — Initial Class	—	—	—	85	(1,377)	(1,292)
MFS® Value Series—Initial Class	—	—	—	—	—	—
Neuberger Berman AMT Mid Cap Growth Portfolio—Class I	78	(21)	57	62	(6)	56
PIMCO Global Bond Portfolio (Unhedged)—Administrative Class Shares	17	(16)	1	3	(1)	2
PIMCO Low Duration Portfolio—Administrative Class Shares	1	(2)	(1)	19	(2)	17
PIMCO Real Return—Administrative Class Shares	—	—	—	65	(666)	(601)
PIMCO Total Return Portfolio—Administrative Class Shares	7	(62)	(55)	39	(26)	13
Royce Micro-Cap Portfolio—Investment Class	101	(142)	(41)	151	(123)	28
Royce Small-Cap Portfolio—Investment Class	—	—	—	19	(898)	(879)
T. Rowe Price Blue Chip Growth Portfolio	1	—	1	9	(9)	—
T. Rowe Price Equity Income Portfolio	—	—	—	34	(3,834)	(3,800)
T. Rowe Price International Stock Portfolio	—	—	—	5	(3)	2
T. Rowe Price Limited-Term Bond Portfolio	4	(30)	(26)	8	(10)	(2)
T. Rowe Price New America Growth Portfolio	—	—	—	—	—	—
The Merger Fund VL	2	—	2	3	(5)	(2)
UIF Emerging Markets Debt Portfolio—Class I	4	(14)	(10)	9	(19)	(10)
UIF Emerging Markets Equity Portfolio—Class I	—	—	—	13	(1,983)	(1,970)
UIF U.S. Real Estate Portfolio—Class I	314	(188)	126	315	(184)	131
Van Eck VIP Global Hard Assets—Initial Class	—	—	—	22	(2,326)	(2,304)
Van Eck VIP Multi-Manager Alternatives Fund—Initial Class Shares	163	(57)	106	20	(28)	(8)
Victory VIF Diversified Stock Fund—Class A Shares	2	(1)	1	—	(3)	(3)
Not all investment divisions are available under all policies.

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights:

T

he following table presents financial highlights for each Investment Division as of December 31, 2013, 2012, 2011, 2010 and 2009:

		Net Assets	Units Outstanding	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]

MainStay VP Balanced—Initial Class	2013	$13,018	749	$12.77 to $17.81	21.0% to 21.9%	1.2%
	2012	10,075	704	10.48 to 14.61	4.8% to 12.3%	1.3%
	2011	9,492	744	12.41 to 13.01	2.1% to 2.8%	1.5%
	2010	9,598	771	12.16 to 12.66	12.8% to 13.6%	1.5%
	2009	8,555	779	10.78 to 11.14	22.2% to 23.1%	3.2%
MainStay VP Bond—Initial Class	2013	$35,345	1,671	$10.11 to $26.80	(2.5%) to (1.8%)	1.8%
	2012	40,577	1,860	10.30 to 27.48	3.0% to 4.7%	2.4%
	2011	40,239	1,912	17.15 to 26.44	6.5% to 7.2%	3.2%
	2010	38,686	1,958	15.99 to 24.83	7.1% to 7.8%	3.1%
	2009	35,482	1,924	14.83 to 23.19	7.0% to 7.8%	4.7%
MainStay VP Cash Management—Initial Class	2013	$43,128	33,929	$ 1.00 to $ 1.52	(0.7%) to 0.0%	0.0%
	2012	47,523	37,066	1.00 to 1.53	(0.7%) to 0.0%	0.0%
	2011	54,269	42,470	1.00 to 1.54	(0.7%) to (0.0%)	0.0%
	2010	57,122	44,529	1.18 to 1.55	(0.7%) to (0.0%)	0.0%
	2009	66,890	52,017	1.18 to 1.57	(0.6%) to (0.0%)	0.0%
MainStay VP Common Stock—Initial Class	2013	$97,165	3,413	$18.07 to $47.12	34.7% to 35.7%	1.6%
	2012	77,800	3,675	13.39 to 34.98	15.9% to 16.7%	1.6%
	2011	72,901	3,995	11.53 to 30.18	0.9% to 1.6%	1.5%
	2010	79,044	4,357	11.41 to 29.92	11.8% to 12.6%	1.6%
	2009	78,371	4,786	10.18 to 26.76	21.5% to 22.4%	2.1%
MainStay VP Conservative Allocation—Initial Class	2013	$14,971	927	$15.84 to $16.56	12.2% to 13.0%	2.5%
	2012	12,866	887	10.38 to 14.65	3.8% to 10.7%	2.2%
	2011	9,472	730	12.84 to 13.24	2.2% to 2.9%	2.2%
	2010	8,123	640	12.55 to 12.86	11.2% to 12.0%	2.6%
	2009	6,824	600	11.26 to 11.48	21.4% to 22.3%	3.1%
MainStay VP Convertible—Initial Class	2013	$46,724	1,749	$12.71 to $34.59	24.5% to 25.3%	2.4%
	2012	39,984	1,864	10.14 to 27.79	1.4% to 9.1%	2.9%
	2011	39,881	2,026	17.85 to 25.64	(5.4%) to (4.7%)	2.3%
	2010	44,430	2,135	18.74 to 27.11	17.0% to 17.9%	2.9%
	2009	39,628	2,235	15.90 to 23.16	45.1% to 46.1%	2.2%
MainStay VP Cornerstone Growth—Initial Class	2013	$190,427	9,040	$11.73 to $30.48	23.8% to 24.7%	0.8%
	2012	166,385	9,787	9.46 to 24.61	14.1% to 14.9%	0.4%
	2011	157,746	10,637	8.27 to 21.56	(2.1%) to (1.4%)	0.5%
	2010	174,413	11,533	8.43 to 22.02	11.4% to 12.2%	0.5%
	2009	169,203	12,454	7.55 to 19.76	33.2% to 34.2%	0.6%
MainStay VP DFA/DuPont Capital Emerging Markets Equity—Initial Class	2013	$46,942	4,938	$ 9.44 to $ 9.57	(6.1%) to (5.4%)	0.7%
	2012	53,368	5,293	10.06 to 10.12	0.6% to 1.2%	0.0%
MainStay VP Eagle Small Cap Growth— Initial Class	2013	$53,272	4,104	$12.91 to $13.08	30.0% to 30.9%	0.1%
	2012	44,838	4,505	9.93 to 10.00	(0.7%) to 0.0%	0.0%
MainStay VP Floating Rate—Initial Class	2013	$16,151	1,176	$10.84 to $14.16	3.7% to 4.5%	4.2%
	2012	14,933	1,131	10.38 to 13.56	3.8% to 7.2%	4.2%
	2011	13,510	1,095	12.07 to 12.65	1.5% to 2.2%	4.3%
	2010	12,770	1,053	11.83 to 12.37	7.4% to 8.1%	4.0%
	2009	10,910	972	10.94 to 11.45	32.7% to 33.6%	3.6%

NYLIAC VUL Separate Account-I

		Net Assets	Units Outstanding	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]

MainStay VP Government—Initial Class	2013	$18,544	959	$ 9.99 to $23.76	(3.1%) to (2.5%)	3.2%
	2012	21,880	1,094	10.24 to 24.53	2.4% to 4.0%	3.0%
	2011	22,960	1,180	15.90 to 23.77	5.2% to 6.0%	3.3%
	2010	23,754	1,302	15.01 to 22.58	4.6% to 5.4%	3.2%
	2009	22,951	1,313	14.24 to 21.59	0.9% to 1.6%	3.5%
MainStay VP Growth Allocation—Initial Class	2013	$43,169	2,654	$15.88 to $16.52	29.9% to 30.9%	1.0%
	2012	31,447	2,518	12.20 to 12.63	14.7% to 15.5%	1.0%
	2011	27,003	2,499	10.62 to 10.93	(3.3%) to (2.6%)	0.9%
	2010	30,384	2,733	10.96 to 11.23	14.2% to 15.0%	1.2%
	2009	24,766	2,552	9.58 to 9.76	27.1% to 28.0%	2.4%
MainStay VP High Yield Corporate Bond— Initial Class	2013	$137,276	4,299	$12.55 to $42.51	5.9% to 6.6%	5.5%
	2012	135,699	4,474	11.77 to 40.15	12.6% to 13.4%	5.8%
	2011	122,296	4,532	10.38 to 35.65	3.8% to 6.3%	6.3%
	2010	121,880	4,772	21.70 to 33.78	11.9% to 12.7%	5.9%
	2009	112,313	4,900	19.26 to 30.19	41.8% to 42.8%	7.8%
MainStay VP ICAP Select Equity—Initial Class	2013	$143,517	7,007	$14.14 to $22.55	29.4% to 30.3%	1.6%
	2012	120,343	7,628	10.86 to 17.30	14.8% to 15.6%	2.1%
	2011	117,796	8,627	9.39 to 14.97	(6.1%) to (1.4%)	1.4%
	2010	125,244	9,012	13.00 to 15.19	17.3% to 18.1%	0.9%
	2009	113,555	9,633	11.08 to 12.86	28.5% to 29.4%	1.8%
MainStay VP Income Builder—Initial Class	2013	$63,797	2,407	$12.66 to $35.77	17.6% to 18.4%	4.5%
	2012	53,563	2,333	10.70 to 30.43	7.0% to 15.0%	4.2%
	2011	50,257	2,501	13.22 to 26.65	3.4% to 4.1%	3.9%
	2010	52,163	2,680	12.76 to 25.77	14.0% to 14.8%	3.1%
	2009	49,629	2,895	11.17 to 22.61	22.7% to 23.5%	3.6%
MainStay VP International Equity—Initial Class	2013	$49,146	2,168	$11.05 to $28.26	14.3% to 15.1%	1.1%
	2012	46,384	2,345	9.60 to 24.72	18.6% to 19.5%	1.8%
	2011	42,409	2,553	8.03 to 20.84	(19.7%) to (16.0%)	3.2%
	2010	52,905	2,660	15.56 to 24.99	4.2% to 4.9%	3.3%
	2009	53,983	2,833	14.91 to 23.99	18.5% to 19.4%	7.2%
MainStay VP Janus Balanced—Initial Class	2013	$134,848	10,728	$12.41 to $12.68	19.3% to 20.2%	1.5%
	2012	117,403	11,172	10.33 to 10.55	3.3% to 5.5%	0.0%
MainStay VP Large Cap Growth—Initial Class	2013	$45,050	2,532	$13.18 to $21.42	35.5% to 36.5%	0.3%
	2012	35,975	2,754	9.72 to 15.69	12.3% to 13.1%	0.0%
	2011	32,873	2,857	8.66 to 13.87	(7.0%) to (0.3%)	0.0%
	2010	32,588	2,832	8.74 to 13.91	15.4% to 16.2%	0.0%
	2009	27,484	2,766	7.58 to 11.97	39.1% to 40.0%	0.0%
MainStay VP MFS® Utilities—Initial Class	2013	$26,674	2,045	$12.85 to $13.11	19.5% to 20.3%	2.4%
	2012	18,365	1,688	10.68 to 10.89	6.8% to 8.9%	0.0%
MainStay VP Mid Cap Core—Initial Class	2013	$99,607	3,338	$27.58 to $31.52	41.2% to 42.2%	1.0%
	2012	73,003	3,479	19.53 to 22.17	16.7% to 17.5%	0.8%
	2011	67,217	3,760	16.74 to 18.86	(3.7%) to (3.0%)	0.9%
	2010	72,748	3,940	17.37 to 19.44	22.8% to 23.6%	0.4%
	2009	62,222	4,165	14.15 to 15.73	36.0% to 36.9%	0.5%
MainStay VP Moderate Allocation—Initial Class	2013	$37,869	2,297	$16.10 to $16.94	18.3% to 19.1%	2.0%
	2012	29,575	2,132	10.39 to 14.22	3.9% to 12.6%	1.7%
	2011	23,369	1,891	12.17 to 12.63	0.2% to 0.9%	1.8%
	2010	24,137	1,962	12.12 to 12.51	12.3% to 13.1%	2.2%
	2009	19,218	1,762	10.77 to 11.06	23.3% to 24.2%	2.9%

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets	Units Outstanding	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]

MainStay VP Moderate Growth Allocation— Initial Class	2013	$58,341	3,478	$13.09 to $17.11	25.0% to 25.9%	1.3%
	2012	44,210	3,315	10.40 to 13.58	4.0% to 14.7%	1.2%
	2011	37,848	3,246	11.44 to 11.85	(1.9%) to (1.2%)	1.1%
	2010	38,097	3,216	11.64 to 11.99	13.5% to 14.3%	1.6%
	2009	30,841	2,969	10.23 to 10.49	27.5% to 28.4%	3.0%
MainStay VP PIMCO Real Return—Initial Class	2013	$9,673	1,011	$ 9.49 to $ 9.62	(9.7%) to (9.1%)	1.1%
	2012	12,621	1,198	10.46 to 10.58	4.6% to 5.8%	0.0%
MainStay VP S&P 500 Index—Initial Class	2013	$284,196	10,730	$16.95 to $50.72	31.1% to 32.0%	1.6%
	2012	228,576	11,296	12.91 to 38.69	14.9% to 15.7%	1.7%
	2011	212,669	12,088	11.21 to 33.69	1.1% to 1.8%	1.7%
	2010	227,014	13,037	11.07 to 33.31	13.9% to 14.7%	1.8%
	2009	214,679	14,013	9.69 to 29.24	25.4% to 26.3%	2.8%
MainStay VP T. Rowe Price Equity Income— Initial Class	2013	$77,339	5,532	$13.88 to $14.06	29.5% to 30.4%	1.3%
	2012	61,677	5,732	10.72 to 10.79	7.2% to 7.9%	0.0%
MainStay VP Unconstrained Bond—Initial Class	2013	$3,240	291	$11.06 to $11.19	3.4% to 4.2%	4.8%
	2012	1,232	115	10.69 to 10.74	6.9% to 7.4%	16.5%
MainStay VP U.S. Small Cap—Initial Class	2013	$24,961	1,274	$19.24 to $19.80	36.9% to 37.9%	0.7%
	2012	18,346	1,290	14.05 to 14.36	12.0% to 12.8%	0.5%
	2011	16,594	1,311	12.55 to 12.73	(3.4%) to (2.7%)	0.9%
	2010	17,633	1,352	12.99 to 13.09	24.2% to 25.0%	0.1%
	2009	14,657	1,401	10.46 to 10.47	4.6% to 4.7%	0.0%
MainStay VP Van Eck Global Hard Assets— Initial Class	2013	$45,772	4,562	$ 9.95 to $10.08	10.2% to 11.0%	1.1%
	2012	44,693	4,932	9.03 to 9.08	(9.7%) to (9.2%)	0.0%
Alger Capital Appreciation Portfolio— Class I-2 Shares	2013	$1,360	40	$14.90 to $35.44	35.2% to 35.2%	0.3%
	2012	1,216	47	11.02 to 26.21	18.3% to 18.3%	0.9%
	2011	1,424	64	9.32 to 22.16	(6.8%) to (0.3%)	0.1%
	2010	1,282	58	22.22 to 22.22	14.0% to 14.0%	0.4%
	2009	1,059	54	19.49 to 19.49	51.1% to 51.1%	0.0%
Alger Small Cap Growth Portfolio— Class I-2 Shares	2013	$—	—	$ —	—	—
	2012	—	—	—	—	—
	2011	33,516	2,274	11.98 to 21.27	(3.9%) to (3.2%)	0.0%
	2010	39,393	2,573	12.43 to 21.97	24.4% to 25.3%	0.0%
	2009	35,327	2,887	9.97 to 17.54	44.5% to 45.5%	0.0%
AllianceBernstein VPS International Value Portfolio—Class A	2013	$—	—	$10.82 to $10.82	23.0% to 23.0%	5.7%
	2012	—	—	8.79 to 8.79	14.5% to 14.5%	1.8%
	2011	—	—	7.68 to 7.68	(23.2%) to (23.2%)	9.6%
AllianceBernstein VPS Small/Mid Cap Value Portfolio—Class A	2013	$7,846	465	$16.19 to $17.31	37.1% to 38.1%	0.6%
	2012	5,510	450	11.81 to 12.54	17.9% to 18.7%	0.6%
	2011	4,812	467	10.01 to 10.56	(9.0%) to (8.4%)	0.5%
	2010	4,721	419	11.00 to 11.53	26.0% to 26.9%	0.5%
	2009	2,650	295	8.71 to 9.08	41.9% to 42.9%	1.0%

NYLIAC VUL Separate Account-I

		Net Assets	Units Outstanding	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]

American Century Investments® VP Inflation Protection Fund—Class II	2013	$264	18	$11.15 to $14.71	(8.5%) to (8.5%)	1.6%
	2012	257	16	12.19 to 16.07	7.4% to 7.4%	2.4%
	2011	220	15	11.35 to 14.97	11.7% to 13.5%	3.9%
	2010	182	14	13.39 to 13.39	5.1% to 5.1%	1.6%
	2009	129	10	12.74 to 12.74	10.2% to 10.2%	1.7%
American Century Investments® VP International Fund—Class II	2013	$2,232	90	$24.75 to $24.75	22.3% to 22.3%	1.5%
	2012	1,800	89	20.24 to 20.24	21.0% to 21.0%	0.7%
	2011	1,465	88	16.73 to 16.73	(12.2%) to (12.2%)	1.2%
	2010	1,814	96	19.05 to 19.05	13.1% to 13.1%	2.1%
	2009	1,528	91	16.84 to 16.84	33.6% to 33.6%	1.9%
American Century Investments® VP Value Fund—Class II	2013	$1,860	73	$25.63 to $25.63	31.5% to 31.5%	1.5%
	2012	1,374	70	19.50 to 19.50	14.6% to 14.6%	1.8%
	2011	1,196	71	17.01 to 17.01	0.9% to 0.9%	1.9%
	2010	1,162	69	16.87 to 16.87	13.0% to 13.0%	2.1%
	2009	986	66	14.92 to 14.92	19.7% to 19.7%	5.8%
BlackRock® Global Allocation V.I. Fund— Class III Shares	2013	$6,714	575	$11.64 to $11.78	13.8% to 14.4%	1.3%
	2012	3,518	343	10.23 to 10.29	2.3% to 2.9%	2.4%
Calvert VP SRI Balanced Portfolio	2013	$—	—	$ —	—	—
	2012	—	—	—	—	—
	2011	4,070	291	12.30 to 17.12	3.8% to 4.6%	1.3%
	2010	4,138	306	11.82 to 16.48	11.3% to 12.1%	1.5%
	2009	3,816	316	10.60 to 14.81	24.4% to 25.3%	2.2%
Columbia Variable Portfolio—Small Cap Value Fund—Class 2 Shares	2013	$8	1	$13.53 to $13.53	34.0% to 34.0%	1.3%
	2012	1	—	10.10 to 10.10	11.3% to 11.3%	0.3%
Delaware VIP® Diversified Income Series— Standard Class	2013	$44	4	$11.26 to $11.26	(1.3%) to (1.3%)	2.2%
	2012	30	3	11.40 to 11.40	7.2% to 7.2%	3.0%
	2011	87	8	10.64 to 10.64	6.4% to 6.4%	0.0%
Delaware VIP® Emerging Markets Series— Standard Class	2013	$966	82	$10.28 to $12.05	9.4% to 10.1%	1.1%
	2012	70	7	9.33 to 10.94	9.1% to 14.4%	0.5%
	2011	18	2	8.15 to 8.15	(18.5%) to (18.5%)	0.0%
Delaware VIP® International Value Equity Series—Standard Class	2013	$14	1	$11.40 to $11.40	22.8% to 22.8%	0.6%
	2012	5	1	9.29 to 9.29	15.2% to 15.2%	1.0%
	2011	1	—	8.06 to 8.06	(19.4%) to (19.4%)	0.2%
Delaware VIP® Small Cap Value Series— Standard Class	2013	$2,804	201	$13.83 to $14.26	32.6% to 33.5%	0.4%
	2012	471	45	10.43 to 10.68	4.3% to 13.9%	0.0%
	2011	3	—	9.37 to 9.37	(6.3%) to (6.3%)	0.0%
Delaware VIP® Value Series—Standard Class	2013	$66	4	$16.05 to $16.05	33.7% to 33.7%	1.6%
	2012	49	4	12.01 to 12.01	14.7% to 14.7%	2.0%
	2011	57	5	10.47 to 10.47	4.7% to 4.7%	0.0%
DFA VA Global Bond Portfolio	2013	$5	—	$10.25 to $10.25	(0.4%) to (0.4%)	0.6%
	2012	2	—	10.28 to 10.28	2.8% to 2.8%	4.6%
DFA VA International Small Portfolio	2013	$60	4	$13.36 to $13.36	27.1% to 27.1%	4.3%
	2012	6	1	10.51 to 10.51	5.1% to 5.1%	5.6%

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets	Units Outstanding	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]

DFA VA International Value Portfolio	2013	$33	2	$13.22 to $13.22	21.7% to 21.7%	3.4%
	2012	10	1	10.87 to 10.87	8.7% to 8.7%	6.5%
DFA VA Short-Term Fixed Portfolio	2013	$25	2	$10.06 to $10.06	0.3% to 0.3%	0.3%
	2012	9	1	10.04 to 10.04	0.4% to 0.4%	0.9%
DFA VA U.S. Large Value Portfolio	2013	$71	5	$15.35 to $15.35	40.8% to 40.8%	1.8%
	2012	24	2	10.90 to 10.90	9.0% to 9.0%	4.9%
DFA VA U.S. Targeted Value Portfolio	2013	$78	5	$15.71 to $15.71	44.6% to 44.6%	1.2%
	2012	21	2	10.86 to 10.86	8.6% to 8.6%	4.0%
Dreyfus IP Technology Growth Portfolio— Initial Shares	2013	$18,018	842	$17.49 to $24.67	31.9% to 32.8%	0.0%
	2012	14,480	901	13.26 to 18.58	14.8% to 15.6%	0.0%
	2011	13,250	940	11.55 to 16.07	(8.4%) to (7.8%)	0.0%
	2010	15,190	996	12.62 to 17.42	29.0% to 29.9%	0.0%
	2009	10,846	932	9.78 to 13.41	56.6% to 57.7%	0.4%
Dreyfus VIF Opportunistic Small Cap Portfolio—Initial Shares	2013	$2,542	115	$22.07 to $22.07	48.5% to 48.5%	0.0%
	2012	1,637	110	14.86 to 14.86	20.6% to 20.6%	0.0%
	2011	1,257	102	12.32 to 12.32	(13.8%) to (13.8%)	0.4%
	2010	1,711	120	14.30 to 14.30	31.1% to 31.1%	0.7%
	2009	1,251	115	10.90 to 10.90	26.0% to 26.0%	1.6%
DWS Small Cap Index VIP—Class A	2013	$28	2	$14.68 to $14.68	38.6% to 38.6%	1.6%
	2012	17	2	10.59 to 10.59	16.3% to 16.3%	0.8%
	2011	19	2	9.11 to 9.11	(8.9%) to (8.9%)	0.0%
DWS Small Mid Cap Value VIP—Class A	2013	$3,861	245	$15.32 to $15.93	34.3% to 35.2%	1.1%
	2012	2,553	219	11.41 to 11.78	13.0% to 13.8%	1.1%
	2011	1,837	179	10.10 to 10.36	(6.7%) to (6.1%)	1.1%
	2010	1,495	136	10.83 to 11.03	22.2% to 23.1%	1.6%
	2009	1,012	115	8.86 to 9.01	28.8% to 29.7%	1.3%
Fidelity® VIP Contrafund® Portfolio—Initial Class	2013	$214,535	6,969	$14.06 to $42.67	30.4% to 31.3%	1.1%
	2012	171,709	7,248	10.71 to 32.73	15.6% to 16.4%	1.3%
	2011	162,267	7,899	9.20 to 28.31	(8.0%) to (2.5%)	1.0%
	2010	176,618	8,300	17.35 to 29.25	16.4% to 17.2%	1.3%
	2009	161,066	8,718	14.88 to 25.13	34.8% to 35.7%	1.4%
Fidelity® VIP Equity-Income Portfolio—Initial Class	2013	$75,904	3,239	$14.26 to $29.39	27.3% to 28.1%	2.6%
	2012	59,856	3,241	11.13 to 23.10	16.5% to 17.3%	3.1%
	2011	53,886	3,401	9.49 to 19.83	(5.1%) to 1.0%	2.4%
	2010	57,383	3,642	13.73 to 19.78	14.3% to 15.1%	1.9%
	2009	53,181	3,847	11.93 to 17.29	29.3% to 30.2%	2.4%
Fidelity® VIP Freedom 2020 Portfolio—Initial Class	2013	$124	11	$10.83 to $10.88	8.3% to 8.8%	2.0%
Fidelity® VIP Freedom 2030 Portfolio—Initial Class	2013	$153	14	$11.20 to $11.25	12.0% to 12.5%	2.8%
Fidelity® VIP Freedom 2040 Portfolio—Initial Class	2013	$247	22	$11.41 to $11.46	14.1% to 14.6%	1.4%
Fidelity® VIP Growth Portfolio—Initial Class	2013	$4,811	272	$17.72 to $17.72	36.3% to 36.3%	0.3%
	2012	3,726	287	13.00 to 13.00	14.7% to 14.7%	0.6%
	2011	3,420	302	11.33 to 11.33	0.2% to 0.2%	0.4%
	2010	3,486	308	11.31 to 11.31	24.2% to 24.2%	0.3%
	2009	2,878	316	9.11 to 9.11	28.3% to 28.3%	0.5%
Fidelity® VIP Index 500 Portfolio—Initial Class	2013	$12,572	637	$14.77 to $19.78	32.2% to 32.2%	1.8%
	2012	10,862	727	11.17 to 14.96	15.9% to 15.9%	2.1%
	2011	9,306	722	9.63 to 12.91	(3.7%) to 2.0%	2.0%
	2010	8,750	692	12.65 to 12.65	15.0% to 15.0%	2.1%
	2009	6,905	626	11.00 to 11.00	26.6% to 26.6%	2.8%

NYLIAC VUL Separate Account-I

		Net Assets	Units Outstanding	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]

Fidelity® VIP Investment Grade Bond Portfolio—Initial Class	2013	$1,025	63	$11.21 to $16.76	(1.8%) to (1.8%)	2.5%
	2012	1,000	60	11.41 to 17.06	5.9% to 5.9%	2.4%
	2011	1,058	70	10.78 to 16.11	7.3% to 7.8%	4.9%
	2010	960	64	15.01 to 15.01	7.8% to 7.8%	3.5%
	2009	980	70	13.92 to 13.92	15.7% to 15.7%	8.6%
Fidelity® VIP Mid Cap Portfolio—Initial Class	2013	$5,925	200	$12.25 to $37.94	22.5% to 36.2%	0.5%
	2012	4,191	152	9.82 to 27.85	14.8% to 14.8%	0.6%
	2011	4,090	171	8.55 to 24.25	(14.5%) to (10.6%)	0.2%
	2010	5,008	185	27.13 to 27.13	28.8% to 28.8%	0.4%
	2009	3,586	170	21.06 to 21.06	40.1% to 40.1%	0.7%
Fidelity® VIP Overseas Portfolio—Initial Class	2013	$6,653	300	$12.56 to $22.20	30.4% to 30.4%	1.4%
	2012	5,587	328	9.63 to 17.02	20.7% to 20.7%	2.0%
	2011	4,939	350	7.97 to 14.10	(20.3%) to (17.2%)	1.3%
	2010	6,346	373	17.02 to 17.02	13.1% to 13.1%	1.5%
	2009	4,661	310	15.05 to 15.05	26.5% to 26.5%	2.3%
Invesco V.I. American Value Fund—Series I Shares	2013	$983	69	$14.14 to $14.93	33.3% to 34.3%	0.8%
	2012	336	32	10.60 to 11.12	6.0% to 17.3%	0.8%
	2011	26	3	9.48 to 9.48	(5.2%) to (5.2%)	1.5%
Invesco V.I. Global Real Estate Fund— Series I Shares	2013	$35	3	$12.12 to $12.12	2.7% to 2.7%	4.1%
	2012	34	3	11.80 to 11.80	28.1% to 28.1%	0.9%
	2011	10	1	9.21 to 9.21	(7.9%) to (7.9%)	7.1%
Invesco V.I. International Growth Fund— Series I Shares	2013	$8,723	722	$11.52 to $12.64	18.2% to 19.0%	1.3%
	2012	6,187	609	9.75 to 10.62	14.7% to 15.5%	1.5%
	2011	4,082	459	8.50 to 9.19	(8.1%) to (6.7%)	1.4%
	2010	3,338	353	9.18 to 9.63	12.1% to 12.9%	2.4%
	2009	2,523	300	8.19 to 8.53	34.3% to 35.2%	1.7%
Janus Aspen Balanced Portfolio— Institutional Shares	2013	$—	—	$ —	—	—
	2012	—	—	—	—	—
	2011	110,758	5,199	17.93 to 31.59	0.9% to 1.6%	2.4%
	2010	118,469	5,630	17.64 to 31.30	7.6% to 8.4%	2.8%
	2009	118,893	6,098	16.28 to 29.08	25.0% to 25.9%	3.0%
Janus Aspen Enterprise Portfolio— Institutional Shares	2013	$522	18	$14.34 to $30.73	32.4% to 32.4%	0.5%
	2012	493	22	10.83 to 23.21	17.3% to 17.3%	0.0%
	2011	986	53	9.23 to 19.79	(7.7%) to (1.4%)	0.0%
	2010	841	42	20.07 to 20.07	25.8% to 25.8%	0.1%
	2009	772	48	15.95 to 15.95	44.8% to 44.8%	0.0%
Janus Aspen Forty Portfolio—Institutional Shares	2013	$23	2	$14.57 to $14.57	31.2% to 31.2%	0.7%
	2012	16	1	11.11 to 11.11	24.2% to 24.2%	0.7%
	2011	8	1	8.95 to 8.95	(10.5%) to (10.5%)	0.5%
Janus Aspen Global Research Portfolio—Institutional Shares	2013	$94,077	5,508	$13.41 to $24.12	27.5% to 28.4%	1.2%
	2012	78,464	5,872	10.49 to 18.91	19.2% to 20.1%	0.9%
	2011	71,817	6,397	8.78 to 15.86	(14.3%) to (13.7%)	0.6%
	2010	90,055	6,886	10.23 to 18.51	15.0% to 15.8%	0.6%
	2009	84,953	7,452	8.88 to 16.10	36.7% to 37.7%	1.4%

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets	Units Outstanding	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]

LVIP Baron Growth Opportunities Fund— Service Class	2013	$10	1	$16.25 to $16.25	40.1% to 40.1%	0.4%
	2012	6	1	11.60 to 11.60	18.2% to 18.2%	2.2%
	2011	—	—	9.81 to 9.81	(1.9%) to (1.9%)	0.0%
MFS® International Value Portfolio—Initial Class	2013	$2,955	219	$13.41 to $14.32	27.0% to 27.9%	1.9%
	2012	381	36	10.56 to 11.19	5.6% to 16.2%	0.5%
	2011	19	2	9.63 to 9.63	(3.7%) to (3.7%)	2.3%
MFS® Investors Trust Series—Initial Class	2013	$224	11	$20.81 to $20.81	32.1% to 32.1%	1.1%
	2012	171	11	15.76 to 15.76	19.2% to 19.2%	1.0%
	2011	135	10	13.23 to 13.23	(2.2%) to (2.2%)	0.9%
	2010	138	10	13.52 to 13.52	11.1% to 11.1%	1.2%
	2009	118	10	12.17 to 12.17	26.9% to 26.9%	1.7%
MFS® New Discovery Series—Initial Class	2013	$5,847	304	$14.37 to $28.49	40.5% to 41.5%	0.0%
	2012	2,934	175	10.15 to 20.13	3.8% to 21.2%	0.0%
	2011	1,857	112	8.37 to 16.60	(16.3%) to (10.3%)	0.0%
	2010	2,270	123	18.50 to 18.50	36.3% to 36.3%	0.0%
	2009	1,477	109	13.57 to 13.57	63.2% to 63.2%	0.0%
MFS® Research Bond Series—Initial Class	2013	$8	1	$11.36 to $11.36	(1.0%) to (1.0%)	1.3%
	2012	4	—	11.48 to 11.48	7.4% to 7.4%	2.4%
MFS® Research Series—Initial Class	2013	$795	55	$13.54 to $18.62	31.4% to 32.3%	0.3%
	2012	600	52	10.31 to 14.08	3.1% to 17.3%	0.6%
	2011	123	10	12.00 to 12.00	(0.5%) to (0.5%)	0.9%
	2010	148	12	12.06 to 12.06	15.9% to 15.9%	0.9%
	2009	111	11	10.40 to 10.40	30.5% to 30.5%	1.4%
MFS® Utilities Series — Initial Class	2013	$—	—	$ —	—	—
	2012	—	—	—	—	—
	2011	14,143	1,292	9.86 to 33.17	6.0% to 6.8%	3.2%
	2010	10,068	956	9.30 to 31.07	13.0% to 13.8%	3.0%
	2009	6,299	660	8.23 to 27.30	32.3% to 33.2%	4.4%
MFS® Value Series—Initial Class	2013	$3	—	$14.98 to $14.98	35.9% to 35.9%	1.3%
	2012	1	—	11.02 to 11.02	16.3% to 16.3%	1.3%
	2011	—	—	9.48 to 9.48	(5.2%) to (5.2%)	2.2%
Neuberger Berman AMT Mid Cap Growth Portfolio—Class I	2013	$2,289	145	$12.73 to $27.92	31.7% to 32.6%	0.0%
	2012	1,208	88	9.66 to 21.05	(3.4%) to 12.4%	0.0%
	2011	607	32	9.47 to 18.73	(5.3%) to 0.5%	0.0%
	2010	540	29	18.64 to 18.64	29.1% to 29.1%	0.0%
	2009	397	27	14.44 to 14.44	31.6% to 31.6%	0.0%
PIMCO Global Bond Portfolio (Unhedged)—Administrative Class Shares	2013	$317	20	$15.72 to $15.72	(8.5%) to (8.5%)	1.0%
	2012	321	19	17.18 to 17.18	6.9% to 6.9%	1.6%
	2011	278	17	16.06 to 16.06	7.6% to 7.6%	2.6%
	2010	288	19	14.93 to 14.93	11.7% to 11.7%	2.7%
	2009	190	14	13.37 to 13.37	16.9% to 16.9%	3.2%
PIMCO Low Duration Portfolio— Administrative Class Shares	2013	$361	28	$12.73 to $12.73	(0.1%) to (0.1%)	1.5%
	2012	374	29	12.74 to 12.74	5.9% to 5.9%	1.9%
	2011	146	12	12.04 to 12.04	1.1% to 1.1%	1.8%
	2010	327	27	11.91 to 11.91	5.3% to 5.3%	1.6%
	2009	398	35	11.31 to 11.31	13.3% to 13.3%	2.5%

NYLIAC VUL Separate Account-I

		Net Assets	Units Outstanding	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]

PIMCO Real Return—Administrative Class Shares	2013	$—	—	$ —	—	—
	2012	—	—	—	—	—
	2011	7,132	601	11.48 to 14.57	10.9% to 11.7%	1.8%
	2010	3,095	284	10.35 to 13.05	3.5% to 8.1%	1.2%
	2009	276	23	12.07 to 12.07	18.4% to 18.4%	3.0%
PIMCO Total Return Portfolio— Administrative Class Shares	2013	$2,049	129	$11.18 to $16.14	(2.0%) to (2.0%)	2.2%
	2012	3,011	184	11.40 to 16.46	9.6% to 9.6%	2.6%
	2011	2,497	171	10.40 to 15.02	3.6% to 4.0%	2.6%
	2010	2,101	145	14.50 to 14.50	8.1% to 8.1%	2.4%
	2009	1,489	111	13.41 to 13.41	14.1% to 14.1%	5.1%
Royce Micro-Cap Portfolio—Investment Class	2013	$18,040	1,071	$16.34 to $17.13	20.1% to 21.0%	0.5%
	2012	15,482	1,112	13.60 to 14.16	6.9% to 7.6%	0.0%
	2011	14,055	1,084	12.73 to 13.15	(12.7%) to (12.1%)	2.5%
	2010	15,256	1,030	14.58 to 14.97	29.1% to 30.0%	2.0%
	2009	10,783	943	11.30 to 11.52	56.9% to 58.0%	0.0%
Royce Small-Cap Portfolio—Investment Class	2013	$—	—	$ —	—	—
	2012	—	—	—	—	—
	2011	11,306	879	9.34 to 13.16	(6.6%) to (3.3%)	0.3%
	2010	11,388	853	13.08 to 13.61	19.7% to 20.5%	0.1%
	2009	8,297	744	10.93 to 11.29	34.3% to 35.2%	0.0%
T. Rowe Price Blue Chip Growth Portfolio	2013	$40	3	$15.74 to $15.74	41.2% to 41.2%	0.0%
	2012	25	2	11.15 to 11.15	18.3% to 18.3%	0.1%
	2011	15	2	9.43 to 9.43	(5.7%) to (5.7%)	0.0%
T. Rowe Price Equity Income Portfolio	2013	$—	—	$ —	—	—
	2012	—	—	—	—	—
	2011	57,241	3,800	9.36 to 15.56	(6.4%) to (0.7%)	1.7%
	2010	61,045	4,008	14.70 to 15.76	14.2% to 15.0%	1.9%
	2009	54,933	4,126	12.78 to 13.77	24.7% to 25.6%	2.0%
T. Rowe Price International Stock Portfolio	2013	$26	2	$11.67 to $11.67	14.1% to 14.1%	1.0%
	2012	18	2	10.24 to 10.24	18.4% to 18.4%	0.8%
	2011	4	—	8.64 to 8.64	(13.6%) to (13.6%)	5.0%
T. Rowe Price Limited-Term Bond Portfolio	2013	$450	33	$10.43 to $14.05	0.1% to 0.1%	1.6%
	2012	814	59	10.42 to 14.03	2.5% to 2.5%	2.0%
	2011	812	61	10.17 to 13.70	1.6% to 1.7%	2.4%
	2010	792	59	13.48 to 13.48	3.1% to 3.1%	2.8%
	2009	744	57	13.07 to 13.07	8.3% to 8.3%	3.4%
T. Rowe Price New America Growth Portfolio	2013	$6	—	$14.52 to $14.52	38.0% to 38.0%	0.0%
	2012	5	—	10.52 to 10.52	13.1% to 13.1%	0.8%
	2011	—	—	9.30 to 9.30	(7.0%) to (7.0%)	0.7%
The Merger Fund VL	2013	$39	4	$10.60 to $10.60	3.9% to 3.9%	0.3%
	2012	21	2	10.20 to 10.20	2.5% to 2.5%	0.0%
	2011	44	4	9.95 to 9.95	(0.5%) to (0.5%)	12.8%
UIF Emerging Markets Debt Portfolio—Class I	2013	$781	35	$22.34 to $22.34	(8.7%) to (8.7%)	4.3%
	2012	1,098	45	24.48 to 24.48	18.0% to 18.0%	3.0%
	2011	1,134	55	20.76 to 20.76	7.0% to 7.0%	3.3%
	2010	831	43	19.39 to 19.39	9.7% to 9.7%	4.1%
	2009	744	42	17.67 to 17.67	30.2% to 30.2%	7.8%

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets	Units Outstanding	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]

UIF Emerging Markets Equity Portfolio—Class I	2013	$—	—	$ —	—	—
	2012	—	—	—	—	—
	2011	50,239	1,970	8.74 to 28.27	(18.8%) to (12.6%)	0.4%
	2010	67,344	2,156	29.15 to 34.56	18.2% to 19.0%	0.6%
	2009	59,476	2,263	24.66 to 29.04	68.7% to 69.8%	0.0%
UIF U.S. Real Estate Portfolio—Class I	2013	$12,109	970	$11.24 to $28.46	1.3% to 2.1%	1.1%
	2012	10,608	844	11.09 to 27.89	15.0% to 15.8%	0.8%
	2011	7,986	713	9.64 to 24.07	0.1% to 5.9%	0.8%
	2010	6,549	606	9.16 to 22.73	29.1% to 30.0%	1.7%
	2009	2,659	285	7.10 to 17.49	27.5% to 28.4%	3.8%
Van Eck VIP Global Hard Assets—Initial Class	2013	$—	—	$ —	—	—
	2012	—	—	—	—	—
	2011	43,368	2,304	8.11 to 35.48	(18.9%) to (16.5%)	1.1%
	2010	51,951	2,288	21.28 to 42.46	28.3% to 29.2%	0.4%
	2009	39,920	2,268	16.55 to 32.86	56.4% to 57.5%	0.2%
Van Eck VIP Multi-Manager Alternatives Fund—Initial Class Shares	2013	$2,201	203	$10.30 to $11.61	4.3% to 5.0%	0.0%
	2012	1,056	97	9.80 to 11.05	(0.5%) to 1.3%	0.0%
	2011	1,136	105	9.67 to 10.91	(3.3%) to (2.3%)	0.9%
	2010	1,234	111	11.16 to 11.16	5.0% to 5.0%	0.0%
	2009	1,101	104	10.63 to 10.63	13.9% to 13.9%	0.2%
Victory VIF Diversified Stock Fund—Class A Shares	2013	$9	1	$13.86 to $13.86	33.9% to 33.9%	0.7%
	2012	5	—	10.35 to 10.35	16.3% to 16.3%	0.5%
	2011	26	3	8.90 to 8.90	(11.0%) to (11.0%)	0.7%

Not all investment divisions are available under all policies.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of net assets are .05%—1.00%, excluding expenses of the underlying Funds, deductions from premiums, deductions from cash value and surrender charges.

[1]

Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.

[2]

These amounts represent the dividends excluding distributions of capital gains, received by a subaccount from the underlying mutual fund, net of management fees assessed by the Fund manager, divided by the average net asset value. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying Fund in which the Investment Division invests. Annualized percentages are shown for the Investment Income Ratio for all Investment Divisions in all periods.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of New York Life Insurance and Annuity Corporation

and the Variable Universal Life Separate Account-I Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the investment divisions listed in Note 1 of the New York Life Insurance and Annuity Corporation Variable Universal Life Separate Account-I as of December 31, 2013, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments by correspondence with the transfer agents at December 31, 2013, provide a reasonable basis for our opinion.

PricewaterhouseCoopers, LLP

New York, New York

March 24, 2014

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED FINANCIAL STATEMENTS

(GAAP Basis)

December 31, 2013 and 2012

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED STATEMENT OF FINANCIAL POSITION

	December 31,
	2013	2012
	(in millions)
ASSETS
Fixed maturities, at fair value
Available-for-sale (includes securities pledged as collateral that can be sold or repledged of $489 in 2013 and $451 in 2012)	$71,543	$72,188
Trading securities	497	126
Equity securities, at fair value
Available-for-sale	112	130
Trading securities	447	79
Mortgage loans, net of allowances	9,765	8,488
Policy loans	858	872
Securities purchased under agreements to resell	101	59
Investments in affiliates	2,288	2,522
Other investments	1,438	1,225

Total investments	87,049	85,689
Cash and cash equivalents	594	633
Deferred policy acquisition costs	2,847	2,027
Interest in annuity contracts	6,114	5,978
Amounts recoverable from reinsurer
Affiliated	6,877	7,675
Unaffiliated	1,390	300
Other assets	1,357	1,317
Separate account assets	26,434	21,638

Total assets	$132,662	$125,257

LIABILITIES AND STOCKHOLDER’S EQUITY
Liabilities
Policyholders’ account balances	$65,391	$63,733
Future policy benefits	14,069	11,579
Policy claims	339	270
Obligations under structured settlement agreements	6,114	5,978
Amounts payable to reinsurer
Affiliated	6,837	6,626
Unaffiliated	48	47
Other liabilities	2,730	3,291
Separate account liabilities	26,434	21,638

Total liabilities	121,962	113,162

Stockholder’s Equity
Capital stock — par value $10,000 (20,000 shares authorized, 2,500 issued and outstanding)	25	25
Additional paid in capital	3,928	3,928
Accumulated other comprehensive income	963	3,024
Retained earnings	5,784	5,118

Total stockholder’s equity	10,700	12,095

Total liabilities and stockholder’s equity	$132,662	$125,257

The accompanying notes are an integral part of the consolidated financial statements

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED STATEMENT OF OPERATIONS

	Year Ended December 31,
	2013	2012	2011
	(in millions)
Revenues
Premiums	$3,384	$2,816	$2,427
Fees-universal life and annuity policies	889	885	838
Net investment income	3,612	3,611	3,597
Net investment (losses) gains
Total other-than-temporary impairments on fixed maturities	(45)	(63)	(122)
Total other-than-temporary impairments on fixed maturities recognized in accumulated other comprehensive income	11	18	14
All other net investment (losses) gains	(65)	75	93

Total net investment (losses) gains	(99)	30	(15)
Net revenue from reinsurance	71	85	82
Other income	94	68	55

Total revenues	7,951	7,495	6,984

Expenses
Interest credited to policyholders’ account balances	1,847	2,055	2,415
Increase in liabilities for future policy benefits	2,718	2,199	1,983
Policyholder benefits	1,164	973	867
Operating expenses	1,363	1,416	1,307

Total expenses	7,092	6,643	6,572

Income before income taxes	859	852	412
Income tax expense	193	240	88

Net income	$666	$612	$324

The accompanying notes are an integral part of the consolidated financial statements

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME

	Year Ended December 31,
	2013	2012	2011
	(in millions)
Net income	$666	$612	$324

Other comprehensive (loss) income, net of tax
Net unrealized investment (losses) gains
Net unrealized investment (losses) gains arising during the period	(1,998)	1,004	1,091
Less: reclassification adjustment for net unrealized investment gains included in net income	63	86	85

Net unrealized investment (losses) gains, net	(2,061)	918	1,006

Total other comprehensive (loss) income, net of tax	(2,061)	918	1,006

Comprehensive (loss) income	$(1,395)	$1,530	$1,330

The accompanying notes are an integral part of the consolidated financial statements

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED STATEMENT OF STOCKHOLDER’S EQUITY

Years Ended December 31, 2013, 2012 and 2011

(in millions)

			Accumulated Other Comprehensive Income
	Capital Stock	Additional Paid In Capital	Net Unrealized Investment Gains (Losses)	Net Unrealized Gains (Losses) on Other-Than Temporarily Impaired Fixed Maturity Investments	Retained Earnings	Total Stockholder’s Equity
Balance at January 1, 2011	$25	$3,628	$1,158	$(58)	$4,182	$8,935
Net income					324	324
Other comprehensive income, net of tax			1,003	3		1,006
Capital Contribution		300				300

Balance at December 31, 2011	$25	$3,928	$2,161	$(55)	$4,506	$10,565
Net income					612	612
Other comprehensive income, net of tax			872	46		918

Balance at December 31, 2012	$25	$3,928	$3,033	$(9)	$5,118	$12,095
Net income					666	666
Other comprehensive (loss) income, net of tax			(2,071)	10		(2,061)

Balance at December 31, 2013	$25	$3,928	$962	$1	$5,784	$10,700

The accompanying notes are an integral part of the consolidated financial statements

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED STATEMENT OF CASH FLOW

	Year Ended December 31,
	2013	2012	2011
	(in millions)
Cash Flows from Operating Activities:
Net income	$666	$612	$324
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	(4)	(8)	11
Net capitalization of deferred policy acquisition costs	(44)	127	10
Universal life and annuity fees	(718)	(677)	(623)
Interest credited to policyholders’ account balances	1,847	2,055	2,415
Capitalized interest and dividends reinvested	(207)	(192)	(153)
Net investment losses (gains)	99	(30)	15
Equity in earnings of limited partnerships	22	23	6
Deferred income taxe expense (benefit)	50	61	(160)
Net revenue from intercompany reinsurance	(1)	(1)	(1)
Net change in unearned revenue liability	140	32	25
Changes in:
Other assets and other liabilities	67	25	200
Reinsurance payables	(59)	(10)	(1)
Policy claims	69	(12)	51
Future policy benefits	2,685	2,265	1,985

Net cash provided by operating activities	4,612	4,270	4,104

Cash Flows from Investing Activities:
Proceeds from:
Sale of available-for-sale fixed maturities	3,979	3,752	5,233
Maturity and repayment of available-for-sale fixed maturities	9,329	8,683	8,256
Sale of equity securities	34	128	120
Repayment of mortgage loans	1,167	816	657
Sale of other investments	2,134	1,969	3,083
Sale of trading securities	280	39	1
Maturity and repayment of trading securities	61	31	34
Cost of:
Available-for-sale fixed maturities acquired	(16,219)	(13,407)	(16,062)
Equity securities acquired	–	(58)	(282)
Mortgage loans acquired	(2,431)	(2,149)	(2,010)
Acquisition of other investments	(1,962)	(3,005)	(3,873)
Acquisition of trading securities	(1,013)	(112)	(86)
Securities purchased under agreements to resell	(42)	31	56
Cash collateral received (paid) on derivatives	7	–	(10)
Policy loans	12	(32)	(27)

Net cash used in investing activities	(4,664)	(3,314)	(4,910)

Cash Flows from Financing Activities:
Policyholders’ account balances:
Deposits	6,116	4,763	6,187
Withdrawals	(4,325)	(4,370)	(4,817)
Net transfers to the separate accounts	(1,518)	(1,145)	(806)
Increase in loaned securities	39	–	–
Securities sold under agreements to repurchase	(76)	(38)	(68)
Net paydowns from debt	(4)	(2)	(11)
Change in book and bank overdrafts	–	33	(12)
Cash collateral paid on derivatives	(215)	(82)	(30)
Capital contribution from parent	–	–	123

Net cash provided (used) by financing activities	17	(841)	566

Effect of exchange rate changes on cash and cash equivalents	(4)	(2)	(1)

Net (decrease) increase in cash and cash equivalents	(39)	113	(241)
Cash and cash equivalents, beginning of year	633	520	761

Cash and cash equivalents, end of year	$594	$633	$520

The accompanying notes are an integral part of the consolidated financial statements

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(GAAP BASIS)

DECEMBER 31, 2013, 2012 AND 2011

NOTE 1 — NATURE OF OPERATIONS

New York Life Insurance and Annuity Corporation (the “Company”), domiciled in the State of Delaware, is a direct, wholly owned subsidiary of New York Life Insurance Company (“New York Life”). The Company’s primary business operations are its Insurance and Agency and Investment Groups. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 of the United States, and the District of Columbia, primarily through New York Life’s career agency force with certain products also marketed through third party banks, brokers and independent financial advisors.

NOTE 2 — BASIS OF PRESENTATION

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and reflect the consolidation with majority owned and controlled subsidiaries, as well as a variable interest entity in which the Company is considered the primary beneficiary. All intercompany transactions have been eliminated in consolidation.

Certain amounts in prior years have been reclassified to conform to the current year presentation. These reclassifications had no effect on net income or equity as previously reported. Refer to Note 18 — Supplemental Cash Flow Information for further discussion.

The Delaware State Insurance Department (“the Department”) recognizes only statutory accounting practices for determining and reporting the financial position and results of operations of an insurance company, and for determining its solvency under the Delaware State Insurance Law. Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP (refer to Note 19 — Statutory Financial information) for further discussion.

NOTE 3 — SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs (“DAC”) and related amortization; valuation of investments including derivatives and recognition of other-than-temporary impairments (“OTTI”); future policy benefits including guarantees; provision for income taxes and valuation of deferred tax assets; and reserves for contingent liabilities, including reserves for losses in connection with unresolved legal matters.

Investments

Fixed maturity investments classified as available-for-sale or trading are reported at fair value. For a discussion on valuation methods for fixed maturities reported at fair value, refer to Note 9 — Fair Value Measurements. The amortized cost of fixed maturities is adjusted for amortization of premium and accretion of discount. Interest income, as well as the related amortization of premium and accretion of discount, is included in Net investment income in the accompanying Consolidated Statement of Operations. Unrealized gains and losses on available-for-sale securities are reported as net unrealized investment (losses) gains in Accumulated other comprehensive income (“AOCI”), net of deferred taxes and related adjustments, in the accompanying Consolidated Statement of Financial Position. Unrealized gains and losses from fixed maturity investments

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

classified as trading are reflected in Net investment (losses) gains in the accompanying Consolidated Statement of Operations.

Included within fixed maturity investments are mortgage-backed and asset-backed securities. Amortization of the premium or accretion of discount from the purchase of these securities considers the estimated timing and amount of cash flows of the underlying loans, including prepayment assumptions based on data obtained from external sources or internal estimates. For mortgage-backed and asset-backed securities, projected future cash flows are updated monthly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. For high credit quality mortgage-backed and asset-backed securities (those rated AA or above at the date of acquisition), the adjustments to amortized cost are recorded as a charge or credit to Net investment income in accordance with the retrospective method. For mortgage-backed and asset-backed securities that are not of high credit quality (those rated below AA at date of acquisition), certain floating rate securities and securities with the potential for a loss of a portion of the original investment due to contractual prepayments (i.e. interest only securities), the effective yield is adjusted prospectively for any changes in estimated cash flows.

The cost basis of fixed maturities is adjusted for impairments in value deemed to be other-than-temporary, and a realized loss is recognized in Net investment (losses) gains in the accompanying Consolidated Statement of Operations. The new cost basis is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an OTTI, impaired fixed maturities are accounted for as if purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods based on prospective changes in cash flow estimates, to reflect adjustments to the effective yield.

Factors considered in evaluating whether a decline in the value of fixed maturities is other-than-temporary include: (i) whether the decline is substantial; (ii) the duration of time that the fair value has been less than cost; and (iii) the financial condition and near-term prospects of the issuer. Mortgage-backed and asset-backed securities rated below AA at acquisition, when the fair value is below amortized cost and there are negative changes in estimated future cash flows, are deemed other-than-temporary impaired securities.

With respect to fixed maturities in an unrealized loss position, an OTTI is recognized in earnings when it is anticipated that the amortized cost will not be recovered. The entire difference between the fixed maturity’s cost and its fair value is recognized in earnings only when either the Company (i) has the intent to sell the fixed maturity security or (ii) more likely than not will be required to sell the fixed maturity security before its anticipated recovery. If these conditions do not exist, an OTTI would be recognized in earnings (“credit loss”) for the difference between the amortized cost basis of the fixed maturity and the present value of projected future cash flows expected to be collected. The difference between the fair value and the present value of projected future cash flows expected to be collected represents the portion of OTTI related to other-than credit factors (“non-credit loss”) and is recognized in other comprehensive income or loss (“OCI”). The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the fixed maturity prior to impairment.

The determination of cash flow estimates in the net present value is subjective and methodologies will vary, depending on the type of security. The Company considers all information relevant to the collectability of the security, including past events, current conditions and reasonably supportable assumptions and forecasts in developing the estimate of cash flows expected to be collected. This information generally includes, but may not be limited to, the remaining payment terms of the security, estimated prepayment speeds, defaults and recoveries upon liquidation of the underlying collateral securing the notes, the financial condition of the issuer(s), credit enhancements and other third-party guarantees. In addition, information such as industry analyst reports and forecasts, sector credit ratings, the financial condition of the bond insurer for insured fixed income securities and other market data relevant to the collectability may also be considered, as well as the expected timing of the

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

receipt of insured payments, if any. The estimated fair value of the collateral may be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of the collateral for recovery.

Equity securities are carried at fair value. For a discussion on valuation methods for equity securities, refer to Note 9 — Fair Value Measurements. Unrealized gains and losses on equity securities classified as available-for-sale are reflected as net unrealized investment (losses) gains in AOCI, net of deferred taxes and related adjustments, in the accompanying Consolidated Statement of Financial Position. Unrealized gains and losses from investments in equity securities classified as trading are reflected in Net investment (losses) gains in the accompanying Consolidated Statement of Operations.

Factors considered in evaluating whether a decline in value of an available-for-sale equity security is other-than-temporary include: (i) whether the decline is substantial; (ii) the duration that the fair value has been less than cost; and (iii) the financial condition and near-term prospects of the issuer. For equity securities, the Company also considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost. When it is determined that a decline in value is other-than-temporary, the cost basis of the equity security is reduced to its fair value, with the associated realized loss reported in Net investment (losses) gains in the accompanying Consolidated Statement of Operations. The new cost basis is not adjusted for subsequent increases in estimated fair value.

Mortgage loans on real estate are carried at unpaid principal balances, net of discounts or premiums and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over the estimated fair value of the collateral, when it is probable that based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Fair value of the collateral is updated triennially unless a more current appraisal is warranted. The Company also has a general valuation allowance for probable incurred but not specifically identified losses. The general valuation allowance is determined by applying a factor against the commercial and residential mortgage loan portfolios, excluding loans for which a specific allowance has already been recorded, to estimate potential losses in each portfolio. The general allowance factor for the commercial mortgage loan portfolio is based on the Company’s historical loss experience as well as industry data regarding commercial loan delinquency rates. The Company analyzes industry data regarding specific credit risk based on geographic locations and property types as well as probability of default, timing of default and loss severity for each loan in a given portfolio. The general allowance factor for the residential mortgage loan portfolio takes into account loan-to-value ratios (“LTV”) of the portfolio, as well as expected defaults and loss severity of loans deemed to be delinquent. Changes to the specific and general valuation allowances are reflected in Net investment (losses) gains in the accompanying Consolidated Statement of Operations.

For commercial and residential mortgage loans, the Company accrues interest income on loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. The Company places loans on non-accrual status and ceases to recognize interest income when management determines that collection of interest and repayment of principal is not probable. Any accrued but uncollected interest is reversed out of interest income once a loan is put on non-accrual status. Interest payments received on loans where interest payments have been deemed uncollectible are recognized on a cash basis and recorded as interest income.

Commercial mortgage and other loans are occasionally restructured in a troubled debt restructuring (“TDR”). The Company assesses loan modifications on a case-by-case basis to evaluate whether a TDR has occurred. A specific valuation allowance is established for mortgage loans restructured in a TDR for the excess carrying value of the mortgage loan over the estimated fair value of the collateral.

Policy loans are stated at the aggregate balance due. A valuation allowance is established for policy loan balances, including capitalized interest that exceeds the related policy’s cash surrender value.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Investment in Affiliates consists of the Company’s investment in the New York Life Short Term Fund (“STIF”) and a revolving loan agreement with Madison Capital Funding LLC (“MCF”). For further discussion, refer to Note 6 — Investments.

Other investments consist primarily of direct investments in limited partnerships and limited liability companies, derivatives (see discussion on Derivative Financial Instruments below), short-term investments, real estate and senior secured commercial loans. Investments in limited partnerships and limited liability companies are accounted for using the equity method of accounting. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are carried at fair value. Investments in real estate, which the Company has the intent to hold for the production of income, are carried at depreciated cost, net of write-downs for other-than-temporary declines in fair value. Properties held-for-sale are carried at the lower of depreciated cost or fair value, less estimated selling costs.

In many cases, limited partnerships and limited liability companies that the Company invests in qualify as investment companies and apply specialized accounting practices. The Company retains this specialized accounting practice in consolidation and for the equity method. For limited partnerships, this results in unrealized gains and losses from underlying investments being recorded in Net investment income in the accompanying Consolidated Statement of Operations. For consolidated limited partnerships, the underlying investments, which may consist of various classes of assets, are aggregated and stated at fair value in Other investments in the accompanying Consolidated Statement of Financial Position.

Senior secured commercial loans that management has the intent and ability to hold until maturity or payoff are reported at their outstanding unpaid principal balances reduced by any charge-off or loss reserve and net of any deferred fees on originated loans, or unamortized premiums or discounts on purchased loans. The Company assesses its loans on a monthly basis for collectability in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay and prevailing economic conditions. Specific loans are considered for impairment when it is probable that the Company will be unable to collect the scheduled payments of principal and interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status and the financial condition of the borrower. Impaired loan measurement may be based on the present value of expected future cash flows discounted at the loan’s effective interest rate, at the loan’s observable market price or the fair value of the collateral if the loan is collateral dependent. A loss reserve is established for the calculated impairment. A general valuation allowance for probable incurred but not specifically identified losses is determined for the remainder of the portfolio. These loans are assigned internal risk ratings and the Company utilizes a specific reserve percentage for each category of risk rating. The loss reserve rate is multiplied by outstanding loans in each related risk category to determine the general reserve on these loans. Changes to the specific and general valuation allowances are reflected in Net investment (losses) gains in the accompanying Consolidated Statement of Operations.

At the time of funding of a loan, management determines the amount of the loan that will be held-for-sale. The syndication amounts have historically been sold within one year. Loans held for sale are carried at the lower of cost or fair value on an individual asset basis.

Net investment gains or losses on sales are generally computed using the specific identification method.

The authoritative guidance provides a fair value option election that allows companies to irrevocably elect fair value as the initial and subsequent accounting measurement attribute for certain financial assets and liabilities. Unrealized gains and losses on certain financial assets for which the fair value option has been elected are reported in Net investment (losses) gains in the accompanying Consolidated Statement of Operations. The decision to elect the fair value option is determined on an instrument by instrument basis, must be applied to an entire instrument and is irrevocable once elected. Refer to Note 9 — Fair Value Measurements for more information on the fair value option.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Cash equivalents include investments that have remaining maturities of three months or less at date of purchase and are carried at fair value.

Derivative Financial Instruments

Derivatives are recorded at fair value either as assets, within Other investments or as liabilities, within Other liabilities in the accompanying Consolidated Statement of Financial Position, except for embedded derivatives which are recorded with the associated host contract. The classification of changes in the fair value of derivatives depends on the characteristics of the transaction, including whether it qualifies and is designated for hedge accounting. Changes in fair value, for derivatives that do not qualify or are not designated for hedge accounting, are included in Net investment (losses) gains in the accompanying Consolidated Statement of Operations.

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception by detailing the particular risk management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed and ineffectiveness is measured. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or cash flows of the hedging instrument is within 80% to 125% of the inverse changes in the fair value or cash flows of the hedged item. The Company formally assesses effectiveness of its hedging relationships both at the hedge inception and on a quarterly basis over the life of the hedge relationship in accordance with its risk management policy. The Company continually assesses the credit standing of the derivative counterparty and, if the counterparty is deemed to be no longer creditworthy, the hedge relationship will no longer be considered effective.

The Company discontinues hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expired or is sold, terminated or exercised; (iii) it is probable that the forecasted transaction will not occur, or (iv) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

In order to mitigate counterparty credit risk, the Company receives collateral from counterparties with derivatives in a net positive fair value, which is included in Other liabilities in the accompanying Consolidated Statement of Financial Position. The Company also posts collateral for derivatives that are in a net liability position, which is included in Other assets in the accompanying Consolidated Statement of Financial Position (refer to Note 7 — Derivative Financial Instruments and Risk Management).

Cash Flow Hedges

The Company accounts for the following as cash flow and foreign currency hedges, when they qualify for hedge accounting under the requirements of the authoritative guidance: (i) interest rate swaps to convert floating rate investments to fixed rate investments; and (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments.

When a derivative is designated as a cash flow hedge and determined to be highly effective, changes in fair value are recorded as unrealized gains or losses in OCI and deferred until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, these unrealized gains or losses are reclassified to earnings to the same line item as the associated hedged item’s cash flows, in either Net investment (losses) gains or Net investment income in the accompanying Consolidated Statement of Operations. Any ineffectiveness is immediately recognized in earnings and included in Net investment (losses) gains in the accompanying Consolidated Statement of Operations.

When a derivative is designated as a foreign currency cash flow hedge and is determined to be highly effective, changes in fair value are recorded as unrealized gain or losses in OCI. The change in fair value of the

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

derivative relative to the changes in foreign exchange rates affect earnings in the same period as the foreign exchange transaction gains and losses on the underlying hedged item in Net investment (losses) gains in the accompanying Consolidated Statement of Operations. Any ineffectiveness is immediately recognized in earnings and included as Net investment (losses) gains in the accompanying Consolidated Statement of Operations.

Embedded Derivatives

The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded with the associated host contract in the accompanying Consolidated Statement of Financial Position at fair value and changes in their fair value are recorded in earnings. In certain instances, the Company may elect to carry the entire contract on the Consolidated Statement of Financial Position at fair value.

For further information on the Company’s derivative instruments and related hedged items and their effect on the Company’s financial position, financial performance and cash flows, refer to Note 7 — Derivative Financial Instruments and Risk Management.

Variable Interest Entities (“VIEs”)

In the normal course of its investment activities, the Company enters into relationships with various special purpose entities (“SPEs”) and other entities that are deemed to be VIEs. A VIE is an entity that either (i) has equity investors that lack certain essential characteristics of a controlling financial interest (including the ability to control activities of the entity, the obligation to absorb the entity’s expected losses and the right to receive the entity’s expected residual returns) or (ii) lacks sufficient equity to finance its own activities without financial support provided by other entities, which in turn would be expected to absorb at least some of the expected losses of the VIE. If the Company determines that it is the VIE’s primary beneficiary, it is required to consolidate the VIE.

The Company is the primary beneficiary of a VIE if the Company has (i) the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and (ii) the obligation to absorb losses of or the right to receive benefits from the entity that could be potentially significant to the VIE. If both conditions are present, the Company is required to consolidate the VIE.

This authoritative guidance is deferred indefinitely for certain entities that have the attributes of investment companies, with the exception of securitizations, asset-backed financings, collateralized structures and former qualifying SPEs. In addition, entities are not eligible for the deferral if any obligation to fund losses or guarantee performance exists. In accordance with the deferral provisions, the Company is the primary beneficiary and is required to consolidate the VIE if it stands to absorb a majority of the VIE’s expected losses or to receive a majority of the VIE’s expected residual returns, or both.

Loaned Securities and Repurchase Agreements

The Company enters into dollar roll repurchase agreements to sell and repurchase securities. Assets to be repurchased are the same, or substantially the same, as the assets transferred. Securities sold under agreements to repurchase are treated as financing arrangements. The Company agrees to sell securities at a specified price and repurchase the securities at a lower price. The Company receives cash in the amount of the sales proceeds and

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

establishes a liability equal to the repurchase amount. The difference between the sale and repurchase amounts represents deferred income, which is earned over the life of the agreement. The liability for repurchasing the assets is included in Other liabilities in the accompanying Consolidated Statement of Financial Position.

The Company enters into securities lending agreements whereby certain investment securities are loaned to third parties. Securities loaned are treated as financing arrangements. With respect to securities loaned, the Company requires initial cash collateral equal to 102% of the fair value of domestic securities loaned. The Company records an offsetting liability for collateral received on securities lending in Other liabilities in the accompanying Consolidated Statement of Financial Position. The Company monitors the fair value of securities loaned with additional collateral obtained as necessary. The borrower of the loaned securities is permitted to sell or repledge those securities.

The Company enters into tri-party repurchase agreements to purchase and resell securities. Securities purchased under agreements to resell are treated as investing activities. The Company receives securities as collateral, having a fair value at least equal to 102% of the purchase price paid by the Company for the securities and the Company’s designated custodian takes possession of this collateral. The Company is not permitted to sell or repledge these securities. The collateral is not recorded on the Company’s financial statements. However, if the counterparty defaults, the Company would then exercise its rights with respect to the collateral, including a sale of the collateral. The fair value of the securities to be resold is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure. The Company records the repurchase agreements as Securities purchased under agreements to resell in the accompanying Consolidated Statement of Financial Position.

Deferred Policy Acquisition Costs

DAC consists primarily of incremental direct costs of contract acquisition that are incurred in transactions with employees, including career agents and independent third-parties as well as the portion of employee compensation costs related to underwriting, policy issuance and processing, medical inspection and contract selling for successfully negotiated contracts. These costs have been deferred and recorded as an asset in the accompanying Consolidated Statement of Financial Position.

For universal life and deferred annuity contracts, such costs are amortized in proportion to estimated gross profits over the estimated life of those contracts. Annually, the Company conducts a review of valuation assumptions relative to current experience and management expectations. To the extent that expectations change as a result of this review, valuation assumptions are updated and the impact is reflected as retroactive adjustments in the current year’s amortization (“unlocking”) and is included in Operating expenses in the accompanying Consolidated Statement of Operations. For these contracts, the carrying amount of DAC is adjusted at each balance sheet date as if the unrealized investment gains or losses had been realized and included in the gross margins or gross profits used to determine current period amortization. The increase or decrease in DAC, due to unrealized investment gains or losses, is recorded in OCI in the accompanying Consolidated Statement of Financial Position.

For single premium immediate annuities with life contingencies, all acquisition costs are charged to expense immediately because generally all premiums are received at the inception of the contract.

The Company assesses internal replacements to determine whether such modifications significantly change the contract terms. When the modification substantially changes the contract, DAC is written-off immediately through income and only new deferrable expenses associated with the replacements are deferred. DAC written-off at the date of lapse cannot be restored when a policy subsequently reinstates. If the contract modifications do not substantially change the contract, DAC amortization on the original policy will continue and any acquisition costs associated with the related modification are expensed.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Sales Inducements

For some deferred annuity products, the Company offers policyholders a bonus equal to a specified percentage of the policyholder’s initial deposit and additional credits to the policyholder’s account value related to minimum accumulation benefits, which are considered sales inducements in certain instances. The Company also offers enhanced crediting rates on certain dollar cost averaging programs related to its deferred annuity products. From time to time, the Company conducts term life insurance conversion programs under which certain policyholders are offered additional premium credits, which are considered sales inducements, when converting a term life insurance policy or rider to a permanent life insurance contract. The Company defers these aforementioned sales inducements and generally amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. Deferred sales inducements are reported in Other assets in the accompanying Consolidated Statement of Financial Position.

Intangible Assets

The Company holds an intangible asset with a finite life which is amortized over its useful life. Intangible assets with finite useful lives are tested for impairment when facts and circumstances indicate that the carrying amount may not be recoverable, and an impairment loss is recognized when the carrying amount of an asset exceeds the estimated undiscounted cash flows attributable to the asset. The amount of the impairment loss to be recorded is calculated by the excess of the asset’s carrying value over its fair value.

Fair value is generally determined using a discounted cash flow analysis with assumptions that a market participant would use.

All intangible assets are reported in Other assets in the accompanying Consolidated Statement of Financial Position.

Policyholders’ Account Balances

The Company’s liability for policyholders’ account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is generally equal to the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance. This liability also includes amounts that have been assessed to compensate the insurer for services to be performed over future periods, and the fair value of embedded derivatives in the above contracts (refer to Note 12 — Policyholders’ Liabilities).

Future Policy Benefits

The Company’s liability for future policy benefits is primarily comprised of the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment depends on policyholder mortality or morbidity, less the present value of future net premiums. For non-participating traditional life insurance and annuity products, expected mortality and/or morbidity for lapse or surrender are generally based on the Company’s historical experience or standard industry tables including a provision for the risk of adverse deviation (“PAD”). Interest rate assumptions are based on factors such as market conditions and expected investment returns. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. If experience is less favorable than assumed and future losses are projected under loss recognition testing, then additional liabilities may be required, resulting in a charge to Increase in liabilities for future policy benefits in the accompanying Consolidated Statement of Operations. The Company does not establish loss reserves until a loss has occurred.

The Company’s liability for future policy benefits also includes liabilities for guarantee benefits related to certain non-traditional long-duration life and annuity contracts and deferred profit on limited pay contracts. Refer to Note 12 — Policyholders’ Liabilities for a discussion on guaranteed minimum benefits.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Policy Claims

The Company’s liability for policy claims includes a liability for unpaid claims and claim adjustment expenses. Unpaid claims and claim adjustment expenses include estimates of claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date.

Debt

Debt is generally carried at unpaid principal balance and is included in Other liabilities in the accompanying Consolidated Statement of Financial Position. Refer to Note 9 — Fair Value Measurements for discussion on the fair value of debt.

Separate Account Assets and Liabilities

The Company has separate accounts, some of which are registered with the Securities and Exchange Commission (“SEC”) and others that are not registered with the SEC. The Company reports separately, as separate account assets and separate account liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company’s general account liabilities; (iii) investments are directed by the contractholder or in accordance with specific investment objectives; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The separate accounts have varying investment objectives, are segregated from the Company’s general account and are maintained for the benefit of separate account policyholders. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. All separate account assets are stated at fair value. The separate account liabilities represent the policyholders’ interest in the account, and include accumulated net investment income and realized and unrealized gains and losses on the assets.

Contingencies

Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.

Other Assets and Other Liabilities
Other assets primarily consist of investment income due and accrued, receivables from affiliates and sales inducements. Other liabilities primarily consist of net deferred tax liabilities, collateral received on securities loaned, employee and agent benefits, and payables to affiliates.

Fair Value Measurements

For fair values of various assets and liabilities refer to Note 9 — Fair Value Measurements.

Recognition of Insurance Income and Related Expenses

Premiums from annuity policies with life contingencies and from whole and term life policies are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by providing liabilities for future policy benefits (as discussed in Note 12 — Policyholders’ Liabilities) and the deferral and subsequent amortization of policy acquisition costs.

Amounts received under deferred annuity and universal life type contracts are reported as deposits to policyholders’ account balances (as discussed in Note 12 — Policyholders’ Liabilities). Revenues from these

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges, and are included as Fee income in the accompanying Consolidated Statement of Operations. In addition to fees, the Company earns investment income from the investment of policyholders’ deposits in the Company’s general account portfolio. The Company establishes an unearned revenue liability for amounts previously assessed to compensate the Company for services to be performed over future periods. These amounts are deferred and recognized into income over the period benefited, using the same assumptions and factors used to amortize DAC. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders’ account balances.

Premiums for contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided are recorded as income when due. Any excess profit is deferred and recognized as income in a constant relationship to insurance in-force and, for annuities, in relation to the amount of expected future benefit payments.

Premiums, universal life fee income, benefits and expenses are stated net of reinsurance ceded. Estimated reinsurance ceding allowances are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

Net revenue from reinsurance primarily represents the experience rated refund, amortization of the deferred gain and the reserve adjustment associated with the reinsurance business ceded to New York Life, as discussed in Note 14 — Reinsurance. This net revenue adjustment excludes ceded universal life fees and ceded policyholder benefits, which are included on these respective lines in the accompanying Consolidated Statement of Operations.

Federal Income Taxes

Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets and liabilities are recognized for expected future tax consequences of temporary differences between GAAP and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby GAAP and tax balance sheets are compared to each other. Deferred income taxes are generally recognized based on enacted tax rates and a valuation allowance is recorded if it is more likely than not that any portion of the deferred tax asset will not be realized.

The authoritative guidance on income taxes requires an evaluation of the recoverability of deferred tax assets and establishment of a valuation allowance, if necessary, to reduce the deferred tax asset to an amount that is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance many factors are considered, including: (i) the nature of deferred tax assets and liabilities; (ii) whether they are ordinary or capital; (iii) in which tax jurisdictions they were generated and the timing of their reversal; (iv) taxable income in prior carry-back years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (v) the length of time that carryovers can be utilized in the various tax jurisdictions; (vi) any unique tax rules that would impact the utilization of the deferred tax assets; and (vii) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused.

The Company is a member of a group that files a consolidated federal income tax return with New York Life. The consolidated income tax liability is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that each member of the group is allocated its share of the consolidated tax provision or benefit, determined generally on a separate company basis, but may, where applicable, recognize the tax benefits of net operating losses or capital losses utilizable in the consolidated group. Intercompany tax balances are generally settled quarterly on an estimated basis with a final settlement within 30 days of the filing of the consolidated return.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

In accordance with the authoritative guidance related to income taxes, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. The amount of tax benefit recognized for an uncertain tax position is the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits are included within Other liabilities and are charged to earnings in the period that such determination is made. The Company classifies interest and penalties related to tax uncertainties as Income tax expense in the accompanying Consolidated Statement of Operations.

NOTE 4 — BUSINESS RISKS AND UNCERTAINTIES

In periods of extreme volatility and disruption in the securities and credit markets and under certain interest rate scenarios, the Company could be subject to disintermediation risk and/or reduction in net interest spread or profit margins.

The Company’s investment portfolio consists principally of fixed income securities as well as mortgage loans, policy loans, limited partnerships, preferred and common stocks and equity real estate. The fair value of the Company’s investments varies depending on economic and market conditions and the interest rate environment. Furthermore, with respect to investments in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk, significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on these investments, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience on the underlying mortgage loans. Actual prepayment timing will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

Certain of these investments lack liquidity, such as privately placed fixed income securities, equity real estate and other limited partnership interests. The Company also holds certain investments in asset classes that are liquid but may experience significant market fluctuations, such as mortgage-backed and other asset-backed securities. If the Company were to require significant amounts of cash on short notice in excess of cash on hand and the Company’s portfolio of liquid investments, the Company could have difficulty selling these investments in a timely manner, be forced to sell them for less than the Company otherwise would have been able to realize, or both.

In periods of high or increasing interest rates, life insurance policy loans and surrenders and withdrawals may increase as policyholders seek investments with higher perceived returns. This could result in cash outflows requiring the Company to sell invested assets at a time when the prices of those assets are adversely affected by the increase in market interest rates, which could cause the Company to suffer realized investment losses. In addition, when interest rates rise, the Company may face competitive pressure to increase crediting rates on certain insurance and annuity contracts, and such changes may occur more quickly than corresponding changes to the rates earned on the Company’s general account investments.

During periods of low or declining interest rates, the Company is contractually obligated to credit a fixed minimum rate of interest on certain of the Company’s life insurance and annuity policies. Should yields on new investments decline to levels below these guaranteed minimum rates for a long enough period, the Company may be required to credit interest to policyholders at a higher rate than the rate of return the Company earns on the Company’s portfolio of investments supporting those products, thus generating losses.

Although management of the Company employs a number of asset/liability management strategies to minimize the effects of interest rate volatility, no guarantee can be given that it will be successful in managing the effects of such volatility.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The Company establishes and carries reserves to pay future policyholder benefits and claims. The process of calculating reserve amounts for an insurance organization involves the use of a number of estimates and assumptions including those related to mortality (the relative incidence of death in a given time or place), morbidity (the incidence rate of a disease or medical condition) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts). Since the Company cannot precisely determine the amount or timing of actual future benefits and claims, actual results could differ significantly from those assumed. Deviations from one or more of these estimates and assumptions could have a material adverse effect on the Company’s results of operations or financial condition.

The Company sets prices for many of its insurance and annuity products based upon expected claims and payment patterns, using assumptions for mortality, morbidity, persistency (how long a contract stays in force) and interest rates. In addition to the potential effect of natural or man-made disasters, significant changes in mortality could emerge gradually over time, due to changes in the natural environment, the health habits of the insured population, effectiveness of treatment for disease or disability, or other factors. In addition, the Company could fail to accurately provide for changes in other pricing assumptions, including changes in interest and inflation rates. Significant negative deviations in actual experience from the Company’s pricing assumptions could have a material adverse effect on the profitability of its products. The Company’s earnings are significantly influenced by the claims paid under its insurance contracts and will vary from period to period depending upon the amount of claims incurred. There is only limited predictability of claims experience within any given month or year. The Company’s future experience may not match its pricing assumptions or its past results. As a result, the Company’s results of operations and financial condition could be materially adversely affected.

Issuers or borrowers whose securities or loans the Company holds, customers, trading counterparties, counterparties under swaps and other derivative contracts, reinsurers, clearing agents, exchanges, clearing houses and other financial intermediaries and guarantors may default on their obligations to the Company due to bankruptcy, insolvency, lack of liquidity, adverse economic conditions, operational failure, fraud or other reasons. In addition, the underlying collateral supporting the Company’s structured securities, including mortgage-backed securities, may deteriorate or default causing these structured securities to incur losses.

Weak equity market performance may adversely affect sales of variable products, cause potential purchasers of the Company’s products to refrain from new or additional investments, and may cause current customers to surrender or redeem their current products and investments.

Revenues of the Company’s variable products are, to a large extent, based on fees related to the value of assets under management (except for its Elite Annuity product, where future revenue is based on adjusted premium payments). Consequently, poor equity market performance reduces fee revenues. The level of assets under management could also be negatively affected by withdrawals or redemptions.

The Company issues certain variable products with various types of guaranteed minimum benefit features. The Company establishes reserves for the expected payments resulting from these features. The Company bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market. The Company also bears the risk that additional reserves may be required if partial surrender activity increases significantly for some annuity products during the period when account values are less than guaranteed amounts.

The Risk-Based Capital (“RBC”) ratio is the primary measure by which regulators evaluate the capital adequacy of the Company. RBC is determined by statutory rules that consider risks related to the type and quality of invested assets, insurance-related risks associated with the Company’s products, interest rate risk and general business risks. Disruptions in the capital markets could increase equity and credit losses and reduce the Company’s statutory surplus and RBC ratio. To the extent the Company’s statutory capital resources are deemed to be insufficient to maintain a particular rating by one or more rating agencies, the Company may seek to

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

improve its capital position, including through operational changes and potentially seeking capital from New York Life.

The Company faces significant competition.

The Company faces strong competition in its Insurance and Agency and Investment Group businesses. The Company’s ability to compete is based on a number of factors, including product features, investment performance, service, price, distribution capabilities, scale, commission structure, name recognition and financial strength ratings.

New York Life’s career agency force is the primary means by which it distributes life insurance products. In order to continue increasing life insurance sales, the Company must retain and attract additional productive career agents.

Rating agencies assign the Company financial strength/claims paying ability ratings, based on their evaluations of the Company’s ability to meet its financial obligations. These ratings indicate a rating agency’s view of an insurance company’s ability to meet its obligations to its insured. In certain of the Company’s markets, ratings are important competitive factors of insurance companies. Rating organizations continue to review the financial performance and condition of insurers, including the Company. A significant downgrade in the Company’s ratings could materially and adversely affect its competitive position in the life insurance market and increase its cost of funds. In addition, downgrades of the sovereign credit rating of the United States of America would likely result in a corresponding downgrade of the financial strength rating of the Company by certain rating agencies, which could have an adverse effect on the Company’s results of operations.

Regulatory developments in the markets in which the Company operates could affect the Company’s business.

Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies in several areas, including pension regulation, financial services regulation, derivatives and federal taxation, can significantly and adversely affect the insurance industry and the Company. There are a number of current or potential regulatory measures that may affect the insurance industry. The Company is unable to predict whether any changes will be made, whether any administrative or legislative proposals will be adopted in the future, or the effect, if any, such proposals would have on the Company.

The attractiveness to the Company’s customers of many of its products is due, in part, to favorable tax treatment. Current federal income tax laws generally permit the tax-deferred accumulation of earnings on the premiums paid by the holders of annuities and life insurance products. Taxes, if any, are payable generally on income attributable to a distribution under the contract for the year in which the distribution is made. Death benefits under life insurance contracts are received free of federal income tax. Changes to the favorable tax treatment may reduce the attractiveness of the Company’s products to its customers.

A computer system failure or security breach could disrupt the Company’s business, damage its reputation and adversely impact its profitability.

The Company relies on computer systems to conduct business, including customer service, marketing and sales activities, customer relationship management and producing financial statements. While the Company has policies, procedures, automation and backup plans and facilities designed to prevent or limit the effect of failure, its computer systems may be vulnerable to disruptions or breaches as the result of natural disasters, man-made disasters, criminal activity, pandemics, or other events beyond its control. The failure of the Company’s computer systems for any reason could disrupt its operations, result in the loss of customer business and adversely impact its profitability.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The Company retains confidential information on its computer systems, including customer information and proprietary business information. Any compromise of the security of the Company’s computer systems that results in the disclosure of personally identifiable customer information could damage the Company’s reputation, expose the Company to litigation, increase regulatory scrutiny, and require it to incur significant technical, legal and other expenses.

NOTE 5 — RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Pronouncements

In July 2013, the Financial Accounting Standards Board (FASB) issued new guidance regarding derivatives. The guidance permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting, in addition to the United States Treasury rate and London Inter-Bank Offered Rate (“LIBOR”). The guidance also removes the restriction on using different benchmark rates for similar hedges. The guidance is effective for qualifying new or redesignated hedging relationships entered into on or after July 17, 2013 and should be applied prospectively. Adoption of the guidance did not have a material effect on the Company’s consolidated financial position, results of operations, and financial statement disclosures.

In February 2013, the FASB issued updated guidance regarding the presentation of comprehensive income. The updated guidance requires an entity to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income, but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional detail about those amounts. The guidance is effective for the first interim or annual reporting period beginning after December 15, 2012 and should be applied prospectively. The disclosures required by this guidance are included in Note 10 — Investment Income and Investment Gains and Losses.

In December 2011 and January 2013, the FASB issued updated guidance and enhanced disclosure requirements for financial instruments and derivative instruments that are either offset in accordance with existing guidance for right of setoff or subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in the financial statement. The FASB also clarified the scope of the new GAAP offsetting guidance, which only applies to derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with GAAP guidance or subject to a master netting arrangement or similar agreement. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the accompanying Consolidated Statement of Financial Position and instruments and transactions subject to an agreement similar to a master netting arrangement. The guidance is effective for annual reporting periods beginning on or after January 1, 2013 and should be applied retrospectively for all comparative periods presented. The Company’s adoption of this guidance did not have an impact on the Company’s consolidated financial position or results of operations but resulted in additional disclosures related to derivatives included in Note 7 — Derivative Financial Instruments and Risk Management, and securities purchased under agreements to resell included in Note 15 — Commitments and Contingencies.

In June 2011, the FASB issued updated guidance regarding the presentation of comprehensive income. The updated guidance eliminates the option to present components of OCI as part of the Consolidated Statement of Stockholder’s Equity. Under the updated guidance, an entity has the option to present the total of comprehensive income, the components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The updated guidance does not change the

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

items that are reported in OCI or when an item of OCI must be reclassified to net income. The Company opted to present net income and other comprehensive income in two separate consecutive statements. The Company adopted this guidance effective January 1, 2012. This guidance impacted the financial statement presentation but did not have an impact on the Company’s consolidated financial position or results of operations.

In May 2011, the FASB issued updated guidance on fair value measurements and related disclosure requirements. The updated guidance clarifies existing guidance related to the application of fair value measurement methods and requires expanded disclosures. The expanded disclosures required by this guidance are included in Note 9 — Fair Value Measurements. The Company adopted this guidance effective January 1, 2012. The adoption of this guidance did not have a material effect on the Company’s consolidated financial position, results of operations or financial statement disclosures.

In April 2011, the FASB issued updated guidance clarifying which restructurings constitute TDRs. This guidance is intended to assist creditors in their evaluation of whether conditions exist that constitute a TDR. This new guidance is effective for the first interim or annual reporting period beginning on or after June 15, 2011 and should be applied retrospectively to the beginning of the annual reporting period of adoption. The Company’s retroactive adoption of this guidance effective January 1, 2011 did not have a material effect on the Company’s consolidated financial position or results of operations.

In April 2011, the FASB issued updated guidance regarding the assessment of effective control for repurchase agreements. This new guidance is effective for the first annual reporting period beginning on or after December 15, 2011 and should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. The Company adopted this guidance effective January 1, 2012. The adoption of this guidance did not have a material effect on the Company’s consolidated financial position, results of operations, or financial statement disclosures.

In October 2010, the FASB issued guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the new guidance acquisition costs are to include only those costs that are directly related to the acquisition or renewal of insurance contracts by applying a model similar to the accounting for loan origination costs. While the adoption of this amended guidance changes the timing of when certain costs are reflected in the Company’s results of operations, it has no effect on the total acquisition costs to be recognized over time and has no impact on the Company’s cash flows. Effective January 1, 2012, the Company adopted this guidance retrospectively.

The following tables present amounts as previously reported in 2011, the effect on those amounts of the change due to the retrospective adoption of the amended DAC guidance as described above. The adjusted amounts that are reflected in the accompanying Consolidated Financial Statements are included herein.

Consolidated Statement of Operations:
	2011
	As Previously Reported	Effect of Change	As Currently Reported
Total Revenues	$6,984	$–	$6,984
Increase in liabilities for future policy benefits	1,953	30	1,983
Operating expenses	1,274	33	1,307
Total Expenses	6,509	63	6,572

Income before income taxes	475	(63)	412
Income tax expense	110	(22)	88
Net income	$365	$(41)	$324

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Consolidated Statement of Cash Flows:
	2011
	As Previously Reported	Effect of Change	As Currently Reported
Cash Flows from Operating Activities:
Net income	$365	$(41)	$324
Changes in:
Deferred policy acquisition costs	(23)	33	10
Deferred income tax benefit	(138)	(22)	(160)
Future policy benefits	1,955	30	1,985
Net cash provided by operating activities*	$4,104	$–	$4,104

*	Restated for prior year reclassifications.

In July 2010, the FASB issued updated guidance that requires enhanced disclosures related to the allowance for credit losses and the credit quality of a company’s financing receivable portfolio. The disclosures were effective for interim and annual reporting periods ending on or after December 15, 2011 for private companies. The Company elected to early adopt this guidance and provided the disclosures required by this guidance in Note 6 — Investments. The disclosures regarding activity that occurs during a reporting period are effective for interim and annual reporting periods beginning after December 15, 2010. In January 2011, the FASB deferred the disclosures required by this guidance related to TDRs. The deferred disclosures, which were retrospectively adopted effective January 1, 2011, did not have a material effect on the Company’s financial statement disclosures.

In April 2010, the FASB issued guidance clarifying that an insurance entity should not consider any separate account interests in an investment held for the benefit of policyholders to be the insurer’s interests, and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for a related party policyholder, whereby consolidation of such interests must be considered under applicable variable interest guidance. This guidance is effective for interim and annual reporting periods beginning after December 15, 2010 and retrospectively for all prior periods upon the date of adoption, with early adoption permitted. The Company’s adoption of this guidance, effective January 1, 2011, did not have a material effect on the Company’s consolidated financial position, results of operations, or financial statement disclosures.

Future Adoption of New Accounting Pronouncements

In January 2014, FASB issued new guidance to clarify that an in-substance repossession or foreclosure occurs, and a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan, upon either (1) the creditor obtaining legal title to the residential real estate property upon completion of a foreclosure or (2) the borrower conveying all interest in the residential real estate property to the creditor to satisfy that loan through completion of a deed in lieu of foreclosure or through a similar legal agreement. This new guidance is effective for annual periods beginning after December 15, 2014 and should be adopted using either a modified retrospective transition method or a prospective transition method. This guidance is not expected to have a significant effect on the Company’s consolidated financial position, results of operations, and financial statement disclosures.

In January 2014, FASB issued new guidance to permit reporting entities to make an accounting policy election to account for their investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. Under the proportional amortization method, an entity

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

amortizes the initial cost of the investment in proportion to the tax credits and other tax benefits received and recognizes the net investment performance in Income tax expense in the accompanying Consolidated Statement of Operations. This new guidance is effective for annual periods beginning after December 15, 2014 and should be applied retrospectively. This guidance is not expected to have a material effect on the Company’s consolidated financial position, results of operations, and financial statement disclosures.

In February 2013, the FASB issued new guidance regarding joint and several liabilities. The amendments require an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. In addition, the amendments require an entity to disclose the nature and amount of the obligation, as well as other information about the obligation. This new guidance is effective for annual reporting periods that begin after December 15, 2013 and is not expected to have a material effect on the Company’s consolidated financial position, results of operations, and financial statement disclosures.

In March 2013, the FASB issued updated guidance regarding the recognition in net income of the cumulative translation adjustment upon the sale or loss of control of a business or group of assets residing in a foreign subsidiary, or a loss of control of a foreign investment. The guidance is effective for the first interim or annual reporting period beginning after December 15, 2013 and should be applied prospectively. This guidance is not expected to have a material effect on the Company’s consolidated financial position, results of operations, and financial statement disclosures.

In June 2013, the FASB issued updated guidance clarifying the characteristics of an investment company and requiring new disclosures. Under the guidance, all entities regulated under the Investment Company Act of 1940 automatically qualify as investment companies, while all other entities need to consider both the fundamental and typical characteristics of an investment company in determining whether they qualify as investment companies. This new guidance is effective for interim or annual reporting periods that begin after December 15, 2013, and should be applied prospectively. This guidance is not expected to have a material effect on the Company’s consolidated financial position, results of operations, and financial statement disclosures.

In July 2013, the FASB issued updated guidance regarding the presentation of unrecognized tax benefits when net operating loss carryforwards, similar tax losses, or tax credit carryforwards exist. This new guidance is effective for annual reporting periods that begin after December 15, 2013, and should be applied prospectively, with early application permitted. This guidance is not expected to have a material effect on the Company’s consolidated financial position, results of operations, and financial statement disclosures.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

NOTE 6 — INVESTMENTS

Fixed Maturities

The amortized cost and estimated fair value of fixed maturities as of December 31, 2013 and 2012, by contractual maturity, is presented below (in millions). Expected maturities may differ from contractual maturities because issuers may have the right to call or repay obligations with or without call or prepayment penalties.

	2013		2012
Available-for-sale	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due in one year or less	$2,575	$2,625	$3,086	$3,142
Due after one year through five years	13,946	14,813	14,159	15,273
Due after five years through ten years	16,891	17,370	14,916	16,550
Due after ten years	9,783	9,905	7,462	8,711
Mortgage-backed and asset-backed securities:
U.S. agency mortgage-backed and asset-backed securities	15,466	15,792	15,373	16,933
Non-agency mortgage-backed securities	6,868	7,027	7,130	7,521
Non-agency asset-backed securities[2]	4,026	4,011	3,970	4,058
Other	–	–	–	–

Total available-for-sale	$69,555	$71,543	$66,096	$72,188

At December 31, 2013 and 2012, the distribution of gross unrealized gains and losses on investments in fixed maturities were as follows (in millions):

	2013
Available-for-sale	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value	OTTI in AOCI[1]
U.S. Treasury	$862	$26	$11	$877	$(1)
U.S. government corporations and agencies	1,399	83	13	1,469	–
U.S. agency mortgage-backed and asset-backed securities	15,466	727	401	15,792	–
Foreign governments	577	53	1	629	–
U.S. corporate	29,513	1,595	501	30,607	–
Foreign corporate	10,844	447	160	11,131	–
Non-agency residential mortgage-backed securities	2,062	70	59	2,073	(27)
Non-agency commercial mortgage-backed securities	4,806	207	59	4,954	–
Non-agency asset-backed securities[2]	4,026	23	38	4,011	(3)

Total available-for-sale	$69,555	$3,231	$1,243	$71,543	$(31)

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2012
Available-for-sale	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value	OTTI in AOCI[1]
U.S. Treasury	$857	$89	$1	$945	$–
U.S. government corporations and agencies	1,558	221	1	1,778	–
U.S. agency mortgage-backed and asset-backed securities	15,373	1,577	17	16,933	–
Foreign governments	737	89	1	825	–
U.S. corporate	26,865	2,859	40	29,684	*
Foreign corporate	9,606	846	8	10,444	–
Non-agency residential mortgage-backed securities	2,580	82	91	2,571	(47)
Non-agency commercial mortgage-backed securities	4,550	407	7	4,950	–
Non-agency asset-backed securities[2]	3,970	113	25	4,058	(6)

Total available-for-sale	$66,096	$6,283	$191	$72,188	$(53)

*	Amounts less than $1 million.

[1]

Represents the amount of OTTI losses in AOCI, which were not included in earnings pursuant to authoritative guidance. Amount excludes $20 million and $22 million for the years ended December 31, 2013 and 2012, respectively, of net unrealized gains on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.

[2]	Includes auto loans, credit cards, education loans and other asset types.

At December 31, 2013 and 2012, the Company had outstanding contractual obligations to acquire additional private placement securities amounting to $877 million and $372 million, respectively.

The Company accrues interest income on fixed maturities to the extent it is deemed collectible and the security continues to perform under its original contractual terms. In the event collectability of interest is uncertain, accrual of interest income will cease and income will be recorded when and if received.

The Company had no investments in fixed maturities that have been non-income producing for the last twelve months at December 31, 2013. Investments in fixed maturities that have been non-income producing for the last twelve months totaled less than $1 million at December 31, 2012. These investments have been deemed other-than-temporarily impaired.

Equity Securities

At December 31, 2013 and 2012, the distribution of gross unrealized gains and losses on available-for-sale equity securities were as follows (in millions):

	Cost	Unrealized Gains	Unrealized Losses	Fair Value
2013	$79	$34	$1	$112
2012	$111	$21	$2	$130

There were no investments in non-redeemable preferred stock that have been non-income producing for the last twelve months at December 31, 2013 and 2012.

Mortgage Loans

The Company’s mortgage loan investments are diversified by property type, location and borrower and are collateralized by the related property.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

At December 31, 2013 and 2012, contractual commitments to extend credit under mortgage loan agreements amounted to $374 million and $292 million, respectively, at fixed and floating interest rates ranging from 1.94% to 6.50% in 2013, and from 2.74% to 6.11% in 2012. These commitments are diversified by property type and geographic region.

At December 31, 2013 and 2012, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

	2013		2012
	Amount	% of Total	Amount	% of Total
Property Type:
Office buildings	$3,032	31.0%	$2,820	33.2%
Retail facilities	2,364	24.1	2,286	26.8
Apartment buildings	2,858	29.2	1,814	21.3
Industrial	1,198	12.2	1,315	15.4
Residential	162	1.7	247	2.9
Hotel/Motel	176	1.8	38	0.4
Other	3	–	3	–

Total mortgage loans	$9,793	100.0%	$8,523	100.0%

Allowance for credit losses	$(28)		$(35)

Total net mortgage loans	$9,765		$8,488

	2013		2012
	Amount	% of Total	Amount	% of Total
Geographic Region:
South Atlantic	$2,866	29.3%	$2,562	30.1%
Central	2,136	21.9	1,934	22.7
Pacific	2,229	22.8	1,914	22.5
Middle Atlantic	2,179	22.3	1,752	20.6
New England	315	3.2	293	3.4
Other	68	0.5	68	0.7

Total mortgage loans	$9,793	100.0%	$8,523	100.0%

Allowance for credit losses	$(28)		$(35)

Total net mortgage loans	$9,765		$8,488

The Company monitors the aging of its mortgage loans receivable on a monthly basis to determine delinquencies. An analysis of the aging of the recorded investment gross of the allowance for credit losses that

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

are past due is presented below. The table includes a breakdown of the mortgage loans that are ninety days past due and either are (1) still accruing interest or (2) on non-accrual status (in millions):

	2013
	Past Due Under 90 Days	Past Due Greater Than 90 Days	Current	Total Mortgage Loans
Property Type:
Office buildings	$–	$–	$3,032	$3,032
Retail facilities	–	–	2,364	2,364
Apartment buildings	–	–	2,858	2,858
Industrial	–	–	1,198	1,198
Residential	–	4	158	162
Hotel/Motel	–	–	176	176
Other	–	–	3	3

Total recorded investment[1]	$–	$4	$9,789	$9,793

	2012
	Past Due Under 90 Days	Past Due Greater Than 90 Days	Current	Total Mortgage Loans
Property Type:
Office buildings	$–	$–	$2,820	$2,820
Retail facilities	–	–	2,286	2,286
Apartment buildings	–	–	1,814	1,814
Industrial	–	–	1,315	1,315
Residential	–	7	240	247
Hotel/Motel	–	–	38	38
Other	–	–	3	3

Total recorded investment[1]	$–	$7	$8,516	$8,523

[1]	Recorded investment reflects the balance sheet carrying value gross of related allowance.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

As discussed in Note 3 — Significant Accounting Policies, the Company establishes a specific reserve when it is probable that the Company will be unable to collect all amounts due under the contractual terms of the loan agreements, and a general reserve for probable incurred but not specifically identified losses. The activity in the mortgage loan specific and general reserves for the years ended December 31, 2013 and 2012 are summarized below (in millions):

	2013
Allowance for credit losses:	Residential	Commercial	Total
Beginning balance	$6	$29	$35
Direct write-downs	(1)	–	(1)
Provision for credit losses	(1)	(5)	(6)

Ending balance	$4	$24	$28

Ending Balance:
Individually evaluated for impairment (specific)	$2	$1	$3
Collectively evaluated for impairment (general)	$2	$23	$25
Mortgage Loans:
Ending balance (recorded investment, gross of allowance for credit losses):
Individually evaluated for impairment (specific)	$8	$–	$8
Collectively evaluated for impairment (general)	$154	$9,631	$9,785

	2012
Allowance for credit losses:	Residential	Commercial	Total
Beginning balance	$7	$37	$44
Direct write-downs	–	(6)	(6)
Recoveries	(1)	(2)	(3)

Ending balance	$6	$29	$35

Ending Balance:
Individually evaluated for impairment (specific)	$3	$–	$3
Collectively evaluated for impairment (general)	$3	$29	$32
Mortgage Loans:
Ending balance (recorded investment, gross of allowance for credit losses):
Individually evaluated for impairment (specific)	$8	$3	$11
Collectively evaluated for impairment (general)	$236	$8,276	$8,512

For the year ended December 31, 2011, the provision for credit losses was $1 million and direct write-downs were $2 million.

The Company closely monitors mortgage loans with the potential for impairment by considering a number of factors. For commercial mortgage loans, these factors include, but are not limited to, loan to value (LTV), asset performance such as debt service coverage ratio, lease rollovers, income/expense hurdles, major tenant or borrower issues, the economic climate and catastrophic events. For residential mortgage loans, loans that are sixty or more days delinquent are monitored for potential impairment.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

As mentioned above, the Company uses LTV as one of the key mortgage loan indicators to assess credit quality and to assist in identifying problem loans. As of December 31, 2013 and 2012, LTVs on the Company’s mortgage loans, based upon the recorded investment gross of allowance for credit losses, are as follows (in millions):

	2013
	Office Buildings	Retail Facilities	Apartment Buildings	Industrial	Residential	Hotel/ Motel	Other	Total
above 95%	$–	$–	$–	$3	$1	$–	$–	$4
91% to 95%	–	–	–	–	–	–	–	–
81% to 90%	96	35	7	115	4	–	–	257
71% to 80%	119	144	392	156	20	18	–	849
below 70%	2,817	2,185	2,459	924	137	158	3	8,683

Total	$3,032	$2,364	$2,858	$1,198	$162	$176	$3	$9,793

	2012
	Office Buildings	Retail Facilities	Apartment Buildings	Industrial	Residential	Hotel/ Motel	Other	Total
above 95%	$–	$–	$12	$3	$1	$–	$–	$16
91% to 95%	–	–	11	32	1	–	–	44
81% to 90%	102	67	47	240	1	–	–	457
71% to 80%	279	235	376	206	29	19	–	1,144
below 70%	2,439	1,984	1,368	834	215	19	3	6,862

Total	$2,820	$2,286	$1,814	$1,315	$247	$38	$3	$8,523

Additional information on impaired mortgage loans is provided below (in millions):

	2013
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With related allowance:
Industrial	$–	$1	$1	$3	$–
Residential	5	7	2	5	–

Total	$5	$8	$3	$8	$–

Commercial	$–	$1	$1	$3	$–

Residential	$5	$7	$2	$5	$–

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2012
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With related allowance:
Industrial	$9	$10	$1	$21	$1
Residential	5	8	3	5	–

Total	$14	$18	$4	$26	$1

Commercial	$9	$10	$1	$21	$1

Residential	$5	$8	$3	$5	$–

*	Amounts less than $1 million.

At December 31, 2013 and 2012, the Company did not have any impaired loans without a related allowance.

The Company did not have any loan modifications in 2013 and 2012.

Investments in mortgage loans that have been non-income producing for the last twelve months totaled $3 million and $4 million at December 31, 2013 and 2012, respectively.

Investments in Affiliates

	2013	2012
STIF	$399	$938
MCF Revolving Loan Agreement	1,889	1,584

Total investments in affiliates	$2,288	$2,522

The STIF was formed by New York Life to improve short-term returns through greater flexibility to choose attractive maturities and enhanced portfolio diversification. The STIF is a pooled fund managed by New York Life Investment Management LLC (“NYL Investments”), an indirect wholly owned subsidiary of New York Life, where all participants are subsidiaries of New York Life.

The MCF Revolving Loan Agreement represents a revolving loan agreement the Company entered into with MCF. Refer to Note 11 — Related Party Transactions for further discussion.

Other Investments

The components of other investments as of December 31, 2013 and 2012 were as follows (in millions):

	2013	2012
Limited partnerships/Limited liability companies	$694	$648
Senior secured commercial loans	124	215
Derivatives	200	153
Real Estate	51	56
Short-term investments	56	30
Other invested assets	313	123

Total other investments	$1,438	$1,225

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Senior secured commercial loans are typically collateralized by all assets of the borrower. The Company’s senior secured commercial loans, before loss reserve, amounted to $126 million and $219 million at December 31, 2013 and 2012, respectively. The Company establishes a loss reserve for specifically impaired loans and assigns internal risk ratings for the remainder of the portfolio on which it assesses a general loss reserve. The loss reserve was $2 million and $4 million for the years ended December 31, 2013 and 2012, respectively. Refer to Note 3 — Significant Accounting Policies for further details.

Unfunded commitments on limited partnerships, limited liability companies and senior secured commercial loans amounted to $403 million and $170 million at December 31, 2013 and 2012, respectively.

There was no accumulated depreciation on real estate for the years ended December 31, 2013 or 2012. There was no depreciation expense for the years ended December 31, 2013, 2012, or 2011.

Investments in Real Estate that have been non-income producing for the last twelve months totaled less than $1 million and $5 million at December 31, 2013 and 2012, respectively.

VIEs

Consolidated VIE

At December 31, 2013 and 2012, the Company included assets of $46 million and $44 million, respectively, in the accompanying Consolidated Statement of Financial Position, as a result of consolidating a VIE for which it was determined to be the primary beneficiary. The Company performed a qualitative analysis to determine if the Company has (i) the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and (ii) the obligation to absorb losses of or the right to receive benefits from the entity that could be potentially significant to the VIE. In reviewing the transaction documents including trust agreements, limited partnership agreements and purchase agreements, the Company determined that they are the primary beneficiary of one structured investment.

This VIE consists of a trust established for purchasing receivables from the U.S. Department of Energy related to energy savings performance contracts and issuing certificates representing the right to those receivables. The following table reflects the carrying amount and balance sheet classification of the assets and liabilities of the consolidated VIE as of December 31, 2013 and 2012 (in millions).

The Company has a 98.66% interest in this VIE; however, the creditors do not have recourse to the Company in excess of the assets contained within the VIE.

	2013	2012
Cash	$–	$4
Other investments*	46	40

Total assets	$46	$44

Other liabilities	4	5

Total liabilities	$4	$5

*	Included in Limited partnerships/Limited liability companies.

Unconsolidated VIEs

In the normal course of its activities, the Company will invest in structured investments including VIEs for which it is not the primary beneficiary. These structured investments typically invest in fixed income investments and are managed by third-parties and include asset-backed securities, commercial mortgage-backed securities

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

and residential mortgage-backed securities. The Company’s maximum exposure to loss on these structured investments, both VIEs and non-VIEs, is limited to the amount of its investment. The Company has not provided financial or other support, other than its direct investment, to these structures. The Company has determined that it is not the primary beneficiary of these structures due to the fact that it does not have the power to direct the activities that significantly impact the VIEs’ economic performance. The Company classifies these investments on its accompanying Consolidated Statement of Financial Position as Fixed maturities — Available-for-sale and Fixed maturities — Trading. The maximum exposure to loss associated with these investments was $27,370 million and $28,638 million as of December 31, 2013 and 2012, respectively.

In the normal course of its activities, the Company will invest in joint ventures, limited partnerships and limited liability companies. These investments include hedge funds, private equity funds and real estate related funds and may or may not be VIEs. The Company’s maximum exposure to loss on these investments, both VIEs and non-VIEs, is limited to the amount of its investment. The Company has determined that it is not the primary beneficiary of these structures due to the fact that it does not have the power to direct the activities that significantly impact the entities economic performance. The Company classifies these investments on its accompanying Consolidated Statement of Financial Position as Other investments and its maximum exposure to loss associated with these entities was $694 million and $648 million as of December 31, 2013 and 2012, respectively.

These investments are subject to ongoing review for impairment and for events that may cause management to reconsider whether or not it is the primary beneficiary. The Company has no additional economic interest in these structures in the form of derivatives, related guarantees, credit enhancement or similar instruments and obligations. Creditors have no recourse against the Company in the event of default. The Company has unfunded commitments in joint ventures, limited partnerships and limited liability companies which are previously disclosed in Note 6 — Investments.

Restricted Assets and Special Deposits

Assets of $4 million at December 31, 2013 and 2012 were on deposit with governmental authorities or trustees as required by certain state insurance laws and are included in Fixed maturities — Available-for-sale in the accompanying Consolidated Statement of Financial Position.

Refer to Note 15 — Commitments and Contingencies for additional discussions on assets pledged as collateral.

NOTE 7 — DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

The Company uses derivative financial instruments to manage interest rate, currency, equity and credit risk. These derivative financial instruments include foreign currency forwards, treasury futures, interest rate and equity options, and interest rate, credit default, and currency swaps. The Company does not engage in derivative financial instrument transactions for speculative purposes. Refer to Note 3 — Significant Accounting Policies for a discussion on the accounting for derivative financial instruments.

The Company may enter into exchange-traded futures and over-the-counter (“OTC”) derivative financial instruments. Exchange-traded futures are effected through regulated exchanges and require initial and daily variation margin collateral postings. When the Company enters into exchange-traded futures, it is exposed to credit risk resulting from default of the exchange.

OTC derivatives may be either cleared through a clearinghouse (“OTC-cleared”) or transacted between the Company and a counterparty under bilateral agreements (“OTC-bilateral”). Similar to exchange-traded futures, when the Company enters into OTC-cleared derivatives, they become subject to initial and daily variation margin collateral postings. When transacting OTC-cleared derivatives, the Company is exposed to credit risk resulting from default of the clearinghouse and/or default of the Futures Commission Merchant (e.g. clearinghouse agent).

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

When transacting OTC-bilateral derivatives, the Company is exposed to the potential default of the OTC-bilateral counterparty. The Company deals with highly rated OTC-bilateral counterparties and does not expect them to fail to meet their obligations under the contracts. The Company has controls in place to monitor credit exposures of OTC-bilateral counterparties by limiting transactions within specified dollar limits and continuously assessing the creditworthiness. The Company uses master netting arrangements with OTC-bilateral counterparties and adjusts transaction levels, when appropriate, to minimize risk. The Company’s policy is not to offset the fair value amounts recognized for derivatives executed with the same OTC-bilateral counterparty under the same master netting agreements with the associated collateral.

The following table presents recognized derivative instruments that are subject to enforceable master netting agreements for the years ended December 31, 2013 and 2012 (in millions):

	2013
	Gross Amounts of Recognized Derivative Instruments(1)	Gross Amounts Offset in the Statement of Financial Position	Gross Amounts Presented in the Statement of Financial Position	Gross Amounts not Offset in Statement of Financial Position	Cash Collateral	Securities Collateral	Net Amounts of Recognized Derivative Instruments
Assets	$200	$–	$200	$(130)	$(63)	$(2)	$5
Liabilities	$(388)	$–	$(388)	$130	$230	$–	$(28)

	2012
	Gross Amounts of Recognized Derivative Instruments(1)	Gross Amounts Offset in the Statement of Financial Position	Gross Amounts Presented in the Statement of Financial Position	Gross Amounts not Offset in Statement of Financial Position	Cash Collateral	Securities Collateral	Net Amount of Recognized Derivative Instruments
Assets	$153	$–	$153	$(38)	$(79)	$(22)	$14
Liabilities	$(94)	$–	$(94)	$38	$33	$–	$(23)

(1)

The gross amounts exclude investment income due and accrued, and accrued investment expense on derivatives, which are included in Other assets and Other liabilities, respectively, in the accompanying Consolidated Statement of Financial Position.

To further minimize credit risk under OTC-bilateral derivatives, credit support annexes (“CSA”) are negotiated as part of swap documentation entered into by the Company with OTC-bilateral counterparties. The CSA defines the terms under which collateral is transferred in order to mitigate credit risk arising from “in the money” derivative positions. The CSA requires that an OTC-bilateral counterparty post collateral to secure that portion of its anticipated derivative obligation, taking into account netting arrangements, in excess of a specified threshold. Cash collateral received is typically invested in short-term investments. These agreements also include credit contingent provisions whereby the threshold typically declines on a sliding scale with a decline in the OTC-bilateral counterparties’ rating. In addition, certain of the Company’s contracts contain provisions that require the Company to maintain a specific investment grade credit rating and if the Company’s credit rating were to fall below that specified rating, the counterparty to the derivative instrument could request immediate payout or full collateralization. The aggregate fair value of all OTC-bilateral derivative instruments with credit-risk-related contingent features that are in a net liability position as of December 31, 2013 and 2012 is $256 million and $56 million, respectively, for which the Company has posted collateral with a fair value of $228 million and $33 million, respectively. If the credit contingent features had been triggered as of December 31, 2013 and 2012, the Company estimates that it would have to post additional collateral of $10 million and $0 million, respectively, for a one notch downgrade in the Company’s credit rating but would have to post additional collateral of $28 million and $22 million, respectively, for a downgrade that would trigger full collateralization.

The Company may be exposed to credit-related losses in the event that an OTC-bilateral counterparty fails to perform its obligations under its contractual terms. For contracts with OTC-bilateral counterparties where no netting provisions are specified in the master agreements, in the event of default, credit exposure is limited to the positive fair value of derivatives at the reporting date. Credit exposure to OTC-bilateral counterparties where a

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

netting arrangement is in place, in the event of default, is defined as the net fair value, if positive, of all outstanding contracts with each specific OTC-bilateral counterparty. As of December 31, 2013 and December 31, 2012, the Company held collateral for derivatives of $68 million and $104 million, respectively, including $2 million and $26 million, respectively, of securities. Fair value of derivatives in a net asset position, net of collateral, was $5 million and $17 million, respectively at December 31, 2013 and 2012.

The following table presents the notional amount and gross fair value of derivative instruments that are qualifying and designated for hedge accounting, by type of hedge designation, and those that are not designated for hedge accounting (excluding embedded derivatives) at December 31, 2013 and 2012 (in millions).

		2013					2012
		Fair Value(b)					Fair Value(b)
	Primary Risk Exposure	Notional Amount(a)	Asset			Liability	Notional Amount(a)	Asset			Liability
Derivatives designated as hedging:
Cash flow hedges:
Foreign currency swaps	Currency	$181	$		*	$7	$203	$		*	$18
Interest rate swaps	Interest	37		7		–	37		12		–

Total derivatives designated as hedging instruments		218		7		7	240		12		18

Derivatives not designated as hedging:
Corridor options	Interest	10,525		*		–	11,875		*		–
Foreign currency swaps	Currency	851		11		46	209		5		12
Equity options	Equity	648		40		–	648		92		–
Equity Swaps	Equity	29		3		–	23		1		*
Foreign Currency forwards	Currency	23		*		1	–		–		–
Interest rate caps	Interest	17,262		6		–	17,262		4		–
Interest rate swaps	Interest	3,625		96		334	3,673		28		64
Swaptions	Interest	14,660		36		–	17,385		11		–
Credit default swaps:
Buy protection	Credit	–		–		–	12		–		–
Sell protection	Credit	1		–		–	1		–		*

Total derivatives not designated		47,624		192		381	51,088		141		76

Total derivatives		$47,842		$199		$388	$51,328		$153		$94

*	Amounts are less than $1 million.

(a)

Notional amounts of derivative financial instruments provide a measure of involvement in these types of transactions and do not generally represent the amounts exchanged between the parties engaged in the transaction.

(b)

The fair value amounts exclude investment income due and accrued, and accrued investment expense on derivatives, which are included in Other assets and Other liabilities, respectively, in the accompanying Consolidated Statement of Financial Position. Refer to Note 9 — Fair Value Measurements for discussion of valuation methods for derivative instruments.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Interest Rate Risk Management

The Company enters into various types of interest rate swaps and options primarily to minimize exposure to fluctuations in interest rates on specific assets and liabilities held by the Company.

Interest rate swaps are used by the Company to hedge interest rate risk for both individual and portfolios of assets. Interest rate swaps are agreements with other parties to exchange, at specified intervals, the difference between interest amounts calculated by reference to an agreed notional value. Generally, no cash is exchanged at the onset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each interest due date. The Company does not act as an intermediary or broker in interest rate swaps.

Interest rate caps and swaptions are entered into by the Company to hedge the disintermediation risk of increasing interest rates on policyholder liability obligations. The Company will receive payments from counterparties should interest rates exceed an agreed upon strike price.

The Company enters into interest rate corridor option to hedge the risk of increasing interest rates on policyholder liabilities. The Company will receive payments from counterparties should an agreed upon interest rate level be reached. Payments will continue to increase under the option contract until an agreed upon interest rate ceiling is reached.

Currency Risk Management

Foreign currency swaps are agreements with other parties to exchange, at specified intervals, principal and interest in one currency for the same in another, at a fixed exchange rate generally set at inception, calculated by reference to an agreed upon notional value. Generally, only principal payments are exchanged at the onset and the end of the contract.

Foreign currency forwards involve the exchange of foreign currencies at a specified future date and at a specified price. No cash is exchanged at the time the agreement is entered into.

The Company enters into foreign currency swaps and foreign currency forwards to protect the value of foreign currency denominated assets, which the Company has acquired or anticipates acquiring from the risk of changes in foreign exchange rates.

Equity Risk Management

The Company uses equity put options and equity swaps to minimize exposure to the market risk associated with guarantees on certain underlying policyholder liabilities. Options require upfront fees paid at the time the agreements are entered into. Equity swaps are agreements between parties to exchange interest payments for an equity return.

Credit Risk Management

The Company enters into credit default swaps (“CDS”) both to buy protection from, and sell protection to a counterparty in the event of a default of a single name reference obligation or a referenced pool of assets.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Cash Flow Hedges

The following table presents the effects of derivatives in cash flow hedging relationships, for the years ended December 31, 2013, 2012 and 2011 (in millions):

	Gain (Loss) Recognized in OCI (Effective Portion)[1]	Gain (Loss) Reclassified from AOCI into Net Income (Effective Portion)
		Net Investment Gains (Losses)	Net Investment Income
For the year ended 12/31/2013:
Currency swaps	$8	$–	$–
Interest rate contracts	(3)	–	1

Total	$5	$–	$1

For the year ended 12/31/2012:
Currency swaps	$(4)	$–	$(1)
Interest rate contracts	–	–	1

Total	$(4)	$–	$–

For the year ended 12/31/2011:
Currency swaps	$4	$–	$(2)
Interest rate contracts	4	–	1

Total	$8	$–	$(1)

[1]	The amount of gain or loss recognized in OCI is reported as a change in net unrealized investment (losses) gains, a component of AOCI.

In 2013, 2012 and 2011, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted under the authoritative guidance on derivatives and hedging.

There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments.

The assessment of effectiveness for the year ended December 31, 2013, 2012 and 2011 did not exclude any gains or losses on designated hedges.

Presented below is a rollforward of the components of AOCI, before taxes, related to cash flow hedges (in millions):

	2013	2012	2011
Balance, beginning of year	$(7)	$(3)	$(12)
Gains (losses) deferred in OCI on the effective portion of cash flow hedges	5	(4)	8
Losses (gains) — reclassified to net income	(1)	–	1

Balance, end of year	$(3)	$(7)	$(3)

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

At December 31, 2013, losses of $2 million on derivatives in AOCI are expected to be reclassified to earnings within the next 12 months.

Derivatives Not Designated

The Company has derivative instruments that are not designated or do not qualify for hedge accounting treatment. The following table provides the amount of gains and losses on derivative instruments not designated for hedging accounting is reported in Net investment (losses) gains in the accompanying Consolidated Statement of Operations for the years ended December 31, 2013, 2012 and 2011 (in millions):

	Gain (Loss) Recognized in Income
	2013		2012	2011
Corridor options	$	*	$(3)	$(24)
Foreign currency swaps		(22)	(6)	6
Equity options		(52)	(23)	23
Equity swaps		5	1	(1)
Foreign currency forwards		(1)	*	(1)
Futures		–	*	*
Interest rate caps		2	(13)	(45)
Interest rate swaps		(183)	(30)	(1)
Swaptions		3	(36)	(101)
Credit default swaps
Buy protection		*	(1)	*
Sell protection		*	*	*

Total		$(248)	$(111)	$(144)

*	Recognized loss is less than $1 million.

Credit Derivative Written

The Company enters into credit default swaps (“CDS”) both to buy protection from, and sell protection to a counterparty in the event of default of a single name referenced obligation. As of December 31, 2013, all of the underlying referenced obligations of the CDS in which the Company is selling protection are investment grade. The single name CDS contracts, in which the Company is selling protection, mature within 2 years. The maximum amount the Company would be required to pay under swaps in which credit protection was sold, assuming all referenced obligations default at a total loss without recoveries, would be $1 million at December 31, 2013 and 2012. The market value of swaps for credit protection sold was less than $1 million at December 31, 2013 and 2012.

Embedded Derivatives

The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. As of December 31, 2013 and 2012, there were no embedded derivatives that could not be separated from their host contracts.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following table presents the fair value amounts of the Company’s embedded derivatives at December 31, 2013 and 2012 (in millions):

	Statement of Financial Position Location	Fair Value
		2013	2012
Embedded derivatives in asset host contracts:
Other[1]	Amounts recoverable from reinsurers	$1	$14
Embedded derivatives in liability host contracts:
GMAB[1]	Policyholders’ account balances	$69	$405

[1]	For further information on these embedded derivatives refer to Note 9 — Fair Value Measurements.

The following table presents the changes in fair value related to embedded derivatives for the years ended December 31, 2013, 2012 and 2011 (in millions):

	2013	2012	2011
Net revenue from reinsurance	$(13)	$(1)	$(33)
Interest credited to policyholders’ account balances	$(362)	$(87)	$239

NOTE 8 — SEPARATE ACCOUNTS

Separate Accounts Registered with the SEC

The Company maintains separate accounts, which are registered with the SEC, for its variable deferred annuity and variable life products with assets of $24,686 million and $20,197 million at December 31, 2013 and 2012, respectively. The assets of these separate accounts, which are carried at fair value, represent investments in shares of the New York Life sponsored MainStay VP Funds Trust and other non-proprietary funds.

Separate Accounts Not Registered with the SEC

The Company also maintains separate accounts, which are not registered with the SEC, with assets of $1,748 million and $1,441 million at December 31, 2013 and 2012, respectively. The assets in these separate accounts are comprised investments in MainStay VP Funds Trust, non-proprietary mutual funds and limited partnerships. The assets in these separate accounts are carried at fair value.

Refer to Note 12 — Policyholders’ Liabilities, for information regarding separate accounts with contractual guarantees for guaranteed minimum death benefits (GMDB), guaranteed minimum accumulation benefits (GMAB) and guaranteed future income benefits (GFIB).

NOTE 9 — FAIR VALUE MEASUREMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance around fair value establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

Level 1	Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active, or other model driven inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Valuations are generally obtained from third-party pricing services for identical or comparable assets or liabilities or through the use of valuation methodologies using observable market inputs.
Level 3	Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing the asset or liability. Pricing may also be based upon broker quotes that do not represent an offer to transact. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models and other similar techniques. Non-binding broker quotes, which are utilized when pricing service information is not available, are reviewed for reasonableness based on the Company’s understanding of the market, and are generally considered Level 3. To the extent the internally developed valuations use significant unobservable inputs, they are classified as Level 3.

Determination of Fair Value

The Company has an established and well-documented process for determining fair value. Security pricing is applied using a hierarchy approach whereby publicly available prices are first sought from nationally recognized third-party pricing services. For most private placement securities, the Company applies a matrix-based pricing methodology, which uses spreads derived from third party benchmark bond indices. For private placement securities that cannot be priced through these processes, the Company uses internal models and calculations. All other securities are submitted to independent brokers for prices. The Company performs various analyses to ascertain that the prices represent fair value. Examples of procedures performed include, but are not limited to, back testing recent trades, monitoring of trading volumes, and performing variance analysis of monthly price changes using different thresholds based on asset type. The Company also performs an annual review of all third-party pricing services. During this review, the Company obtains an understanding of the process and sources used by the pricing service to ensure that they maximize the use of observable inputs, the pricing service’s frequency of updating prices, and the controls that the pricing service uses to ensure that their prices reflect market assumptions. The Company also selects a sample of securities and obtains a more detailed understanding from each pricing service regarding how they derived the price assigned to each security. Where inputs or prices do not reflect market participant assumptions, the Company will challenge these prices and apply different methodologies that will enhance the use of observable inputs and data. The Company may use non-binding broker quotes or internal valuations to support the fair value of securities which go through this formal price challenge process. At December 31, 2013, the Company challenged the price it received from third-party pricing services on securities with a book value of $140 million and a market value of $146 million. The number of price challenges at December 31, 2012 was insignificant.

In addition, the Company has a pricing committee that provides oversight over the Company’s prices and fair value process for securities. The committee is comprised of representatives from the Company’s Investment Management group, Controller’s, Compliance and Security Operations. The committee meets quarterly and is responsible for the review and approval of the Company’s valuation procedures. The committee is also responsible for the review of pricing exception reports as well as the review of significant inputs used in the valuation of assets that are valued internally.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following tables represent the balances of assets and liabilities measured at fair value on a recurring basis as of December 31, 2013 and 2012 (in millions):

	2013
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed maturities — available-for-sale:
U.S. Treasury	$–	$877	$–	$877
U.S. government corporations and agencies	–	1,445	24	1,469
U.S. agency mortgage-backed and asset-backed securities	–	15,681	111	15,792
Foreign governments	–	621	8	629
U.S. corporate	–	30,358	249	30,607
Foreign corporate	–	11,100	31	11,131
Non-agency residential mortgage-backed securities	–	2,015	58	2,073
Non-agency commercial mortgage-backed securities	–	4,821	133	4,954
Non-agency asset-backed securities	–	2,970	1,041	4,011

Total fixed maturities — available-for-sale	–	69,888	1,655	71,543

Fixed maturities — trading
U.S agency mortgage-backed and asset-backed securities	–	4	–	4
U.S. corporate	–	69	–	69
Foreign corporate	–	311	–	311
Non-agency residential mortgage-backed securities	–	18	–	18
Non-agency commercial mortgage-backed securities	–	24	–	24
Non-agency asset-backed securities	–	65	6	71

Total fixed maturities — trading	–	491	6	497

Equity securities — available-for-sale
Common stock	109	–	2	111
Non-redeemable preferred stock	–	1	–	1

Total equity securities — available-for-sale	109	1	2	112

Equity securities — trading
Common stock	435	–	1	436
Mutual funds	11	–	–	11

Total equity securities — trading	446	–	1	447

Derivative assets	–	196	3	199
Securities purchased under agreements to resell	–	101	–	101
Other invested assets	–	14	–	14
Cash equivalents	–	475	–	475
Short-term investments	–	56	–	56
Amounts recoverable from reinsurers	–	–	1	1
Separate account assets[1]	25,974	216	244	26,434

Total assets accounted for at fair value on a recurring basis	$26,529	$71,438	$1,912	$99,879

Policyholders’ account balances[2]	$–	$–	$69	$69
Derivative liabilities	–	388	–	388

Total liabilities accounted for at fair value on a recurring basis	$–	$388	$69	$457

[1]	Separate account liabilities are not included above, as they are reported at contract value in accordance with the Company’s policy (refer to Note 3 — Significant Accounting Policies).

[2]	Policyholders’ account balances represent embedded derivatives bifurcated from host contracts.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2012
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed maturities — available-for-sale:
U.S. Treasury	$–	$945	$–	$945
U.S. government corporations and agencies	–	1,738	40	1,778
U.S. agency mortgage-backed and asset-backed securities	–	16,897	36	16,933
Foreign governments	–	815	10	825
U.S. corporate	–	29,515	169	29,684
Foreign corporate	–	10,419	25	10,444
Non-agency residential mortgage-backed securities	–	2,472	99	2,571
Non-agency commercial mortgage-backed securities	–	4,948	2	4,950
Non-agency asset-backed securities	–	3,304	754	4,058

Total fixed maturities — available-for-sale	–	71,053	1,135	72,188

Fixed maturities — trading
Non-agency residential mortgage-backed securities	–	25	–	25
Non-agency commercial mortgage-backed securities	–	22	–	22
Non-agency asset-backed securities	–	78	1	79

Total fixed maturities — trading	–	125	1	126

Equity securities — available-for-sale
Common stock	115	–	4	119
Non-redeemable preferred stock	–	1	–	1
Mutual Funds	10	–	–	10

Total equity securities — available-for-sale	125	1	4	130

Equity securities — trading
Common stock	77	–	2	79

Total equity securities — trading	77	–	2	79

Derivative assets	–	152	1	153
Securities purchased under agreements to resell	–	59	–	59
Other invested assets	–	16	11	27
Cash equivalents	–	480	–	480
Short-term investments	–	30	–	30
Amounts recoverable from reinsurers	–	–	14	14
Separate account assets[1]	21,228	232	178	21,638

Total assets accounted for at fair value on a recurring basis	$21,430	$72,148	$1,346	$94,924

Policyholders’ account balances[2]	$–	$–	$405	$405
Derivative liabilities	–	94	–	94

Total liabilities accounted for at fair value on a recurring basis	$–	$94	$405	$499

[1]	Separate account liabilities are not included above, as they are reported at contract value in accordance with the Company’s policy (refer to Note 3 — Significant Accounting Policies).

[2]	Policyholders’ account balances represent embedded derivatives bifurcated from host contracts.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following represents a summary of significant valuation techniques for assets and liabilities used to determine fair value, as well as the general classification of such instruments in the valuation hierarchy.

Fixed maturities available for sale and trading securities

Level 1 securities are comprised of certain foreign fixed income securities. Valuation of these securities is based on unadjusted quoted prices in active markets that are readily and regularly available.

Securities priced using a pricing service are generally classified as Level 2. The pricing service generally uses a discounted cash flow model or market approach to determine fair value on public securities. Typical inputs used by these pricing services include, but are not limited to: benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds.

Private placement securities are primarily priced using a matrix-based pricing methodology, which uses spreads derived from third-party benchmark bond indices. Specifically, the Barclays Credit Index is used for investment-grade securities and the Citi High Yield Cash Index is used for below investment-grade securities. These indices are two widely recognizable, reliable and well regarded benchmarks by participants in the financial industry, which represents the broader U.S. public bond markets. The spreads derived from each matrix are adjusted for liquidity. The liquidity premium is usually derived from observable market transactions.

Certain private placement securities that cannot be priced using the matrix pricing described above, are priced by an internally developed discounted cash flow model or are priced based on internal calculations. The model uses observable inputs with a discount rate based off spreads of comparable public bond issues, adjusted for liquidity, rating and maturity. The Company assigns a credit rating for private placement securities based upon internal analysis. The liquidity premium is based upon observable market transactions, while the maturity and rating adjustments are based upon data obtained from Bloomberg. These securities are classified as Level 2.

For some of the private placement securities priced through the matrix or model, the liquidity adjustments may not be based on market data, but rather, calculated internally. If the impact of the liquidity adjustment, which usually requires the most judgment, is not significant to the overall value of the security, the security is still classified as Level 2. If it is deemed to be significant, the security is classified as Level 3.

The valuation techniques for most Level 3 bonds are generally the same as those described in Level 2. However, if the investments are less liquid or are lightly traded, there is generally less observable market data, and therefore these investments will be classified as Level 3. Circumstances where observable market data are not available may include events such as market illiquidity and credit events related to the security. In addition, certain securities are priced based upon internal valuations using significant unobservable inputs. If a security could not be priced by a third party vendor or through internal pricing models, broker quotes are received and reviewed by each investment analyst. These inputs may not be observable. Therefore, Level 3 classification is determined to be appropriate.

Equity securities

Securities valued using unadjusted quoted prices in active markets that are readily and regularly available are classified as Level 1. Those securities valued using a market approach in which market quotes are available but are not considered actively traded are classified as Level 2. Securities priced through an internal valuation where significant inputs are deemed to be unobservable, which includes securities of a government organization, are classified as Level 3.

Securities purchased under agreements to resell

Due to the short-term nature (generally one month) of this investment, the asset’s carrying value approximates fair value. These investments are classified as Level 2.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Derivative assets and liabilities

The fair value of derivative instruments is generally derived using valuation models, except for derivatives, which are either exchange-traded, or the fair value is derived using broker quotations. Where valuation models are used, the selection of a particular model depends upon the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation model inputs include contractual terms, yield curves, foreign exchange rates, equity prices, credit curves, measures of volatility, non-performance risk and other factors. Exchange-traded derivatives are valued using quoted prices in an active market and are classified as Level 1. OTC derivatives that trade in liquid markets, such as currency forwards, swaps and options, where model inputs are observable for substantially the full term, are classified as Level 2. Derivatives that are valued based upon models with any significant unobservable market inputs or inputs from less actively traded markets, or where the fair value is solely derived using broker quotations, are classified as Level 3.

Valuations of OTC-bilateral derivatives are adjusted for non-performance risk. The Company uses default estimates implied by CDS spreads on senior obligations of the counterparty in order to provide an objective basis for such estimates. When in a liability position, the Company uses its own medium term note spread to estimate the default rate. The non-performance risk adjustment is applied only to the uncollateralized portion of the OTC-bilateral derivative assets and liabilities. OTC-bilateral derivative contracts are executed under master netting agreements with counterparties with a CSA, which is a bilateral ratings-sensitive agreement that requires collateral postings at established credit threshold levels. These agreements protect the interests of the Company and its counterparties should either party suffer a credit-rating deterioration. The vast majority of the Company’s derivative agreements are with highly rated major international financial institutions.

Short term investments

For certain short term investments, amortized cost is used as the best estimate of fair value, and they are classified as Level 2.

Other invested assets

Level 2 assets represent surplus note investments, priced by a third-party pricing service, where the inputs to the valuation are deemed to be observable. Level 3 assets represent residual interests of securitizations, priced by a third-party pricing service, where inputs to the valuation are deemed to be unobservable.

Cash equivalents

These include money market funds, treasury bills, commercial paper and other highly liquid instruments. The money market funds are classified as Level 1, because their value is based on unadjusted quoted prices in active markets that are readily and regularly available. All the other instruments are classified as Level 2 because they are generally not traded in active markets. However, their fair value is based on observable inputs. The prices are either obtained from a pricing vendor or amortized cost is used as the best estimate of fair value.

Separate account assets

Assets within the separate account are primarily invested in equities and fixed maturities. The fair value of investments in the separate accounts is calculated using the same procedures as are used for equities and fixed maturities in the general account.

The separate account also invests in limited partnerships and hedge funds. These investments are valued based on the latest net asset value (NAV) received. When the hedge fund can be redeemed at NAV, at the measurement date, or in the near-term (generally 90 days or less) it is classified as Level 2.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following table provides further information about the Level 2 hedge funds in which the separate accounts invest in (in millions):

		2013
Category of Investment	Investment Strategy	Fair Value Determined Using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge Fund	Multi-strategy	$216	–	Quarterly, Monthly	90 days or less

		2012
Category of Investment	Investment Strategy	Fair Value Determined Using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge Fund	Multi-strategy	$232	–	Quarterly, Monthly	90 days or less

Limited Partnership and hedge fund investments that are restricted with respect to transfer or withdrawal of greater than 90 days are classified as Level 3. The following tables provide further information about these investments (in millions):

		2013
Category of Investment	Investment Strategy	Fair Value Determined Using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge Fund	Multi-strategy	$244	–	Annual, Semi-annual, Quarterly	More than 90 days

		2012
Category of Investment	Investment Strategy	Fair Value Determined Using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge Fund	Multi-strategy	$178	–	Annual, Semi-annual, Quarterly	More than 90 days

Policyholders’ account balances

Policyholders’ account balances consist of embedded derivatives bifurcated from the GMAB contracts.

The fair values of GMAB liabilities are calculated as the present value of future expected payments to customers less the present value of assessed or imputed rider fees attributable to the embedded derivative feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various policyholder behavior assumptions. The expected cash flows are discounted using the treasury rate plus a spread based upon the Company’s medium term notes. The spread reflects the market’s perception of the Company’s non-performance risk. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models. Significant inputs to these models include capital market assumptions, such as interest rate, equity market and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates and withdrawal rates. These assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized are unobservable and are considered to be significant inputs to the liability valuation, the liability included in policyholders’ account balances has been reflected within Level 3 in the fair value hierarchy.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Valuation Process for Fair Value Measurements Categorized within Level 3

For a description of the Company’s valuation processes and controls, refer to the “Determination of Fair Value” section above.

Level 3 Assets and Liabilities by Price Source

The following tables present the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources as of December 31, 2013 and 2012 (in millions):

	2013
	Internal[1]	External[2]	Total
Fixed maturities — available-for-sale
U.S. government corporations and agencies	$–	$24	$24
U.S. agency mortgage-backed and asset-backed securities	1	110	111
Foreign governments	–	8	8
U.S. corporate	36	213	249
Foreign corporate	–	31	31
Non-agency residential mortgage-backed securities	–	58	58
Non-agency commercial mortgage-backed securities	78	55	133
Non-agency asset-backed securities	85	956	1,041

Total fixed maturities — available-for-sale	200	1,455	1,655

Fixed maturities — trading
Non-agency asset-backed securities	–	6	6

Total fixed maturities — trading	–	6	6

Equity securities
Common stock	2	1	3

Total equity securities	2	1	3

Derivative assets	–	3	3
Amounts recoverable from reinsurance	1	–	1
Separate account assets	–	244	244

Total assets accounted for at fair value on a recurring basis	$203	$1,709	$1,912

Policyholders’ account balances	$69	$–	$69

Total liabilities accounted for at fair value on a recurring basis	$69	$–	$69

[1]	Represents valuations reflecting both internally-derived and market inputs, as well as third-party pricing information where pricing inputs that are deemed to be unobservable.

[2]	Primarily represents independent non-binding broker quotes where pricing inputs are not readily available.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2012
	Internal[1]	External[2]	Total
Fixed maturities — available-for-sale
U.S. government corporations and agencies	$–	$40	$40
U.S. agency mortgage-backed and asset-backed securities	–	36	36
Foreign governments	–	10	10
U.S. corporate	20	149	169
Foreign corporate	–	25	25
Non-agency residential mortgage-backed securities	–	99	99
Non-agency commercial mortgage-backed securities	–	2	2
Non-agency asset-backed securities	92	662	754

Total fixed maturities — available-for-sale	112	1,023	1,135

Fixed maturities — trading
Non-agency asset-backed securities	–	1	1

Total fixed maturities — trading	–	1	1

Equity securities
Common stock	2	4	6

Total equity securities	2	4	6

Derivative assets	–	1	1
Other invested assets	–	11	11
Amounts recoverable from reinsurance	14	–	14
Separate account assets	–	178	178

Total assets accounted for at fair value on a recurring basis	$128	$1,218	$1,346

Policyholders’ account balances	$405	$–	$405

Total liabilities accounted for at fair value on a recurring basis	$405	$–	$405

[1]	Represents valuations reflecting both internally-derived and market inputs, as well as third-party pricing information where pricing inputs that are deemed to be unobservable.

[2]	Primarily represents independent non-binding broker quotes where pricing inputs are not readily available.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Quantitative Information Regarding Internally — Priced Level 3 Assets and Liabilities

The following tables present quantitative information on significant internally priced Level 3 assets and liabilities as of December 31, 2013 and 2012 (in millions):

	2013
	Fair Value	Valuation Techniques	Unobservable Input	Range (Weighted Average)
Assets:
U.S. corporate	$36	Discounted Cash Flow	Discount Rate	2.7% – 7.1%(5.5%)
Non-agency asset-backed securities	$85	Discounted Cash Flow	Discount Rate	4.7% – 7.4%(6.7%)
Non-agency commercial mortgage-backed securities	$78	Discounted Cash Flow	Discount Rate	4.1% – 8.8%(2.8%)
Liabilities:
Policyholders’ account balances	$69	Discounted Cash Flow	Discount Rate	0.3% – 6.8%
			Equity Returns	0.3% – 10.1%
			Equity Volatility Curve	16.5% – 57.9%
			Lapse Rate	0.5% – 20%
			Mortality Rate	0.1% to 38.9%
			Utilization Rate	10% – 100%
			Withdrawal Rate	3.30%

	2012
	Fair Value	Valuation Techniques	Unobservable Input	Range (Weighted Average)
Assets:
U.S. corporate	$20	Discounted Cash Flow	Discount Rate	1.1% – 4.3%(2.7%)
Non-agency asset-backed securities	$92	Discounted Cash Flow	Discount Rate	3.3% – 5.6%(3.7%)
Liabilities:
Policyholders’ account balances	$405	Discounted Cash Flow	Discount Rate	0.2% – 8.4%
			Equity Returns	0.2% – 7.6%
			Equity Volatility Curve	3% – 40%
			Lapse Rate	0.5% – 20%
			Mortality Rate	0.04% – 40.00%
			Utilization Rate	10% – 100%
			Withdrawal Rate	2.50%

The following is a description of the sensitivity to changes in unobservable inputs of the estimated fair value of the Company’s Level 3 assets included above, for which we have access to the valuation inputs, as well as the sensitivity to changes in unobservable inputs of the Level 3 assets that are valued based on external pricing information.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

U.S. corporate securities

Most corporate securities are valued using a discounted cash flow analysis based on the expected cash flows of each security. The most significant unobservable input to the valuation is the discount rate as it usually includes spread adjustments. Significant spread widening would decrease the value of these securities. The opposite effect would occur if spreads tightened significantly. Default rates are also a component of the valuation. If expected default rates on these securities significantly increase, the fair value will decrease, with the opposite being true for significant decreases in default rates.

Non-agency residential mortgage-backed, commercial mortgage-backed and asset-backed securities

These securities are mainly valued using discounted cash flow models. Significant spread widening, spread tightening and increases and decreases in default rates will have the same impact on the fair values of these securities as described above under U.S. corporate securities. Significant increases in loss severity assumptions will decrease the estimated fair value of these securities with the opposite being true for decreases in expected loss severities.

Policyholders’ account balances

Policyholders’ account balances consist of embedded derivatives bifurcated from host contracts, which represent the embedded derivatives for GMAB contracts.

The fair values of GMAB liabilities are calculated as the present value of future expected payments to customers, less the present value of assessed rider fees attributable to the embedded derivative feature. Generally, higher (lower) equity returns will result in lower (higher) fair value liability, while higher (lower) implied volatility assumptions will result in higher (lower) fair value liability.

Transfers between levels

Transfers between levels may occur due to changes in valuation sources or changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. The Company’s policy is to assume the transfer occurs at the beginning of the period.

Transfers between Levels 1 and 2

Periodically, the Company has transfers between Level 1 and Level 2 for assets and liabilities.

Transfers between Levels 1 and 2 were not significant during the twelve months ended December 31, 2013, 2012 and 2011.

Transfers into and out of Level 3

The Company’s basis for transferring assets and liabilities into and/or out of Level 3 is based on the changes in the observability of data.

Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

During the years ended December 31, 2013 and 2012, the Company transferred $91 million and $175 million, respectively, of securities into Level 3 consisting of fixed maturities available-for-sale securities

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

and separate account assets in 2013 and fixed maturities available-for-sale securities, other invested assets and separate account assets in 2012. The transfers into Level 3 related to fixed maturities available-for-sale securities were primarily due to unobservable inputs utilized within valuation methodologies and the use of broker quotes (that could not be validated) when previously, information from third-party pricing services (that could be validated) was utilized. For the separate account assets, transfers into Level 3 are related to limited partnership investments that are restricted with respect to transfers or withdrawals.

Transfers out of Level 3 of $258 million and $456 million during the years ended December 31, 2013, and 2012, respectively, were primarily due to significant increases in market activity, or one or more significant input(s) becoming observable for fixed maturities available-for-sale, equity securities available-for-sale and other invested assets in 2013 and fixed maturities available-for-sale securities and separate account assets in 2012.

The following tables present a reconciliation of all Level 3 assets and liabilities for the years ended December 31, 2013, 2012 and 2011 (in millions):

	2013
	U.S. Government Corporations and Agencies	U.S. Agency Mortgage- Backed and Asset- Backed Securities	Foreign Governments	U.S. Corporate	Foreign Corporate	Non- Agency Residential Mortgage- Backed Securities
Changes in fair value of Level 3 assets and liabilities
Fair value, beginning of year	$40	$36	$10	$169	$25	$99
Total gains (losses) (realized/unrealized):
Included in earnings
Net investment gains (losses)	–	–	–	–	(3)	1
Net investment income[1]	–	–	–	–	–	–
Other comprehensive income	(1)	(5)	(1)	(4)	4	(2)
Purchases	–	103	–	130	11	–
Sales	–	(10)	–	(27)	(5)	–
Settlements	–	(4)	(1)	(24)	(1)	(42)
Transfers into Level 3[2]	–	7	–	59	–	2
Transfers (out of) Level 3[2]	(15)	(16)	–	(54)	–	–

Fair value, end of year	$24	$111	$8	$249	$31	$58

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	Non- Agency Commercial Mortgage- Backed Securities	Non- Agency Asset- Backed Securities	Total Fixed Maturities- Available- for-Sale	Non- Agency Asset- Backed Securities	Total Fixed Maturities- Trading	Common Stock- Available- for-Sale
Changes in fair value of Level 3 assets and liabilities
Fair value, beginning of year	$2	$754	$1,135	$1	$1	$4
Total gains (losses) (realized/unrealized):
Included in earnings
Net investment gains (losses)	(1)	(2)	(5)	6	6	1
Net investment income[1]	–	2	2	–	–	–
Other comprehensive income	(4)	(9)	(22)	–	–	(1)
Purchases	143	620	1,007	–	–	–
Sales	–	(2)	(44)	–	–	(2)
Settlements	(6)	(162)	(240)	(1)	(1)	–
Transfers into Level 3[2]	1	–	69	–	–	–
Transfers (out of) Level 3[2]	(2)	(160)	(247)	–	–	–

Fair value, end of year	$133	$1,041	$1,655	$6	$6	$2

	Common Stock- Trading	Total Equity Securities	Derivatives	Other Invested Assets	Amounts Recoverable from Reinsurers	Separate Account Assets	Total Assets
Changes in fair value of Level 3 assets and liabilities
Fair value, beginning of year	$2	$6	$1	$11	$14	$178	$1,346
Total gains (losses) (realized/unrealized):
Included in earnings
Net investment gains (losses)	(1)	–	2	–	–	19	22
Net investment income[1]	–	–	–	–	–	–	2
Other comprehensive income	–	(1)	–	–	(13)	–	(36)
Purchases	–	–	–	–	–	31	1,038
Sales	–	(2)	–	–	–	(6)	(52)
Settlements	–	–	–	–	–	–	(241)
Transfers into Level 3[2]	–	–	–	–	–	22	91
Transfers (out of) Level 3[2]	–	–	–	(11)	–	–	(258)

Fair value, end of year	$1	$3	$3	$–	$1	$244	$1,912

[1]	Net investment income/loss includes amortization of discount and premium on fixed maturities.

[2]	Transfers into or out of Level 3 are reported at the value as of beginning of the period.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2013
	Policyholders’ Account Balances	Total Liabilities
Changes in fair value of Level 3 assets and liabilities
Fair value, beginning of year	$405	$405
Total (gains) losses (realized/unrealized):
Included in earnings
Interest credited to policyholders’ account balances	(362)	(362)
Purchases	26	26

Fair value, end of year	$69	$69

	2012
	U.S. Government Corporations and Agencies	U.S. Agency Mortgage- Backed and Asset- Backed Securities	Foreign Governments	U.S. Corporate	Foreign Corporate	Non- Agency Residential Mortgage-Backed Securities
Changes in fair value of Level 3 assets and liabilities
Fair value, beginning of year	$6	$84	$10	$210	$128	$189
Total gains (losses) (realized/unrealized):
Included in earnings
Net investment gains (losses)	–	–	–	(3)	(2)	–
Net investment income[1]	–	–	–	–	–	–
Net revenue from reinsurance	–	–	–	–	–	(1)
Other comprehensive income	1	–	1	4	–	1
Purchases	40	1	–	38	1	–
Sales	–	–	–	(12)	(2)	–
Settlements	–	(7)	–	(48)	(3)	(89)
Transfers into Level 3[2]	–	–	(1)	21	–	–
Transfers (out of) Level 3[2]	(7)	(42)	–	(41)	(97)	(1)

Fair value, end of year	$40	$36	$10	$169	$25	$99

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	Non- Agency Commercial Mortgage- Backed Securities	Non- Agency Asset- Backed Securities	Other Fixed Maturities Securities	Total Fixed Maturities- Available- for-Sale	Non- Agency Asset- Backed Securities	Total Fixed Maturities- Trading	Common Stock- Available- for-Sale
Changes in fair value of Level 3 assets and liabilities
Fair value, beginning of year	$–	$508	$–	$1,135	$17	$17	$2
Total gains (losses) (realized/unrealized):
Included in earnings
Net investment gains (losses)	–	2	2	(1)	–	–	–
Net investment income[1]	–	3	–	3	–	–	–
Net revenue from reinsurance	–	–	–	(1)	–	–	–
Other comprehensive income (loss)	–	14	(3)	18	–	–	2
Purchases	–	491	3	574	1	1	–
Sales	–	(11)	(2)	(27)	(17)	(17)	–
Settlements	–	(82)	–	(229)	–	–	–
Transfers into Level 3[2]	2	73	–	95	–	–	–
Transfers (out of) Level 3[2]	–	(244)	–	(432)	–	–	–

Fair value, end of year	$2	$754	$–	$1,135	$1	$1	$4

	Non- Redeemable Preferred Stock	Common Stock- Trading	Total Equity Securities	Derivatives	Other Invested Assets	Amounts Recoverable from Reinsurers	Separate Account Assets	Total Assets
Changes in fair value of Level 3 assets and liabilities
Fair value, beginning of year	$3	$2	$7	$–	$–	$15	$150	$1,324
Total gains (losses) (realized/unrealized):
Included in earnings
Net investment gains (losses)	–	–	–	1	1	–	(14)	(13)
Net investment income[1]	–	–	–	–	–	–	–	3
Net revenue from reinsurance	–	–	–	–	–	–	–	(1)
Other comprehensive income (loss)	–	–	2	–	–	(1)	–	19
Purchases	–	–	–	–	–	–	27	602
Sales	–	–	–	–	–	–	(31)	(75)
Settlements	(3)	–	(3)	–	–	–	–	(232)
Transfers into Level 3[2]	–	–	–	–	10	–	70	175
Transfers (out of) Level 3[2]	–	–	–	–	–	–	(24)	(456)

Fair value, end of year	$–	$2	$6	$1	$11	$14	$178	$1,346

[1]	Net investment income/loss includes amortization of discount and premium on fixed maturities.

[2]	Transfers into or out of Level 3 are reported at the value as of beginning of the period.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2012
	Policyholders’ Account Balances	Total Liabilities
Changes in fair value of Level 3 assets and liabilities
Fair value, beginning of year	$470	$470
Total (gains) losses (realized/unrealized):
Included in earnings
Interest credited to policyholders’ account balances	(87)	(87)
Purchases	22	22

Fair value, end of year	$405	$405

	2011
	U.S. Government Corporations and Agencies	U.S. Agency Mortgage- Backed and Asset- Backed Securities	Foreign Governments	U.S. Corporate	Foreign Corporate	Non- Agency Residential Mortgage- Backed Securities
Changes in fair value of Level 3 assets and liabilities
Fair value, beginning of year	$6	$655	$11	$144	$82	$352
Total gains (losses) (realized/unrealized):
Included in earnings
Net investment gains (losses)	–	–	–	(8)	(5)	–
Net investment income[1]	–	–	–	–	–	(1)
Other comprehensive income (loss)	–	4	–	(10)	(5)	4
Purchases	–	82	–	74	4	–
Sales	–	(22)	–	(6)	(26)	–
Settlements	–	(1)	(1)	(21)	(4)	(166)
Transfers into Level 3[2]	–	–	–	60	83	–
Transfers (out of) Level 3[2]	–	(634)	–	(23)	(1)	–

Fair value, end of year	$6	$84	$10	$210	$128	$189

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	Non- Agency Commercial Mortgage- Backed Securities	Non- Agency Asset- Backed Securities	Total Fixed Maturities- Available- for-Sale	Non- Agency Asset- Backed Securities	Total Fixed Maturities- Trading	Common Stock- Available- for-Sale
Changes in fair value of Level 3 assets and liabilities
Fair value, beginning of year	$3	$657	$1,910	$19	$19	$3
Total gains (losses) (realized/unrealized):
Included in earnings
Net investment gains (losses)	–	1	(12)	(2)	(2)	–
Net investment income[1]	–	2	1	–	–	–
Other comprehensive income	–	18	11	–	–	(1)
Purchases	–	254	414	–	–	–
Sales	–	(13)	(67)	–	–	–
Settlements	–	(145)	(338)	–	–	–
Transfers into Level 3[2]	–	38	181	–	–	–
Transfers (out of) Level 3[2]	(3)	(304)	(965)	–	–	–

Fair value, end of year	$–	$508	$1,135	$17	$17	$2

	Non- Redeemable Preferred Stock	Common Stock- Trading	Total Equity Securities	Amounts Recoverable from Reinsurers	Separate Account Assets	Total Assets
Changes in fair value of Level 3 assets and liabilities
Fair value, beginning of year	$3	$3	$9	$48	$114	$2,100
Total gains (losses) (realized/unrealized):
Included in earnings
Net investment gains (losses)	–	(1)	(1)	–	–	(15)
Net investment income[1]	–	–	–	–	–	1
Net revenue from reinsurance	–	–	–	(33)	–	(33)
Other comprehensive income	–	–	(1)	–	–	10
Purchases	–	–	–	–	39	453
Sales	–	–	–	–	(3)	(70)
Settlements	–	–	–	–	–	(338)
Transfers into Level 3[2]	–	–	–	–	–	181
Transfers (out of) Level 3[2]	–	–	–	–	–	(965)

Fair value, end of year	$3	$2	$7	$15	$150	$1,324

[1]	Net investment income/loss includes amortization of discount and premium on fixed maturities.

[2]	Transfers into or out of Level 3 are reported at the value as of beginning of the period.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2011
	Policyholders’ Account Balances	Total Liabilities
Changes in fair value of Level 3 assets and liabilities
Fair value, beginning of year	$222	$222
Total (gains) losses (realized/unrealized):
Included in earnings
Interest credited to policyholders’ account balances	238	238
Purchases	10	10

Fair value, end of year	$470	$470

The following tables include the unrealized gains or losses for the years ended December 31, 2013, 2012 and 2011 by category for Level 3 assets still held at December 31, 2013, 2012 and 2011, respectively (in millions):

	2013
	U.S. Government Corporation and Agencies	U.S. Agency Mortgage- Backed and Asset- Backed Securities	Foreign Corporate	U.S. Corporate	Non-Agency Residential Mortgage- Backed Securities	Non-Agency Commercial Mortgage- Backed Securities
Unrealized gains (losses) relating to Level 3 assets still held
Earnings:
Total gains (losses) (realized/unrealized)
Included in earnings:
Net investment gains (losses)	$–	$–	$–	$–	$–	$(1)
Net investment income	–	–	–	–	–	–
Other comprehensive gains/(losses)	(1)	(5)	(1)	(4)	(1)	(3)

Total change in unrealized gains (losses)	$(1)	$(5)	$(1)	$(4)	$(1)	$(4)

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	Non-Agency Asset-Backed Securities	Total Fixed Maturities- Available- for-Sale	Non- Agency Asset- Back Securities	Total Fixed Maturities- Trading	Total Assets
Unrealized gains (losses) relating to Level 3 assets still held
Earnings:
Total gains (losses) (realized/unrealized)
Included in earnings:
Net investment gains (losses)	$(1)	$(2)	$5	$5	3
Net investment income	1	1	–	–	1
Other comprehensive gains/(losses)	(9)	(24)	–	–	(24)

Total change in unrealized gains (losses)	$(9)	$(25)	$5	$5	$(20)

[1]

The net investment gains (losses) included for Separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. Separate account liabilities are not included above, as they are reported at contract value in the accompanying Consolidated Statement of Financial Position in accordance with the Company’s policy (refer to Note 3 — Significant Accounting Policies).

There were no unrealized or realized gains or losses recorded for Level 3 liabilities held at December 31, 2013.

	2012
	U.S. Agency Mortgage- Backed and Asset- Backed Securities	Foreign Corporate	U.S. Corporate	Non- Agency Residential Mortgage- Backed Securities	Non- Agency Asset- Backed Securities	Total Fixed Maturities- Available- for-Sale
Unrealized gains (losses) relating to Level 3 assets still held
Earnings:
Total gains (losses) (realized/unrealized)
Included in earnings:
Net investment gains (losses)	$–	$–	$–	$–	$(1)	$(1)
Net investment income	–	–	(1)	(1)	3	1
Other comprehensive gains	1	1	5	1	14	22

Total change in unrealized gains (losses)	$1	$1	$4	$–	$16	$22

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	Common Stock	Total Equity Securities	Amounts Recoverable from Reinsurers	Separate Account Assets[1]	Total Assets
Unrealized gains (losses) relating to Level 3 assets still held
Earnings:
Total gains (losses) (realized/unrealized)
Included in earnings:
Net investment gains (losses)	$–	$–	$–	$(13)	$(14)
Net investment income	2	2	–	–	3
Net revenue from reinsurance	–	–	(1)	–	(1)
Other comprehensive gains/(losses)	1	1	–	–	23

Total change in unrealized gains (losses)	$3	$3	$(1)	$(13)	$11

[1]

The net investment gains (losses) included for Separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. Separate account liabilities are not included above, as they are reported at contract value in the accompanying Consolidated Statement of Financial Position in accordance with the Company’s policy (refer to Note 3 — Significant Accounting Policies).

	2012
	Policyholders’ Account Balance	Total Liabilities
Unrealized (gains) losses relating to Level 3 assets and liabilities still held
Earnings:
Total (gains) losses (realized/unrealized)
Included in earnings:
Interest credited to policyholders’ account balances	$(71)	$(71)

Total change in unrealized (gains) losses	$(71)	$(71)

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2011
	U.S. Agency Mortgage- Backed and Asset- Backed Securities	U.S. Corporate	Foreign Corporate	Non-Agency Residential Mortgage- Backed Securities	Non-Agency Asset- Backed Securities
Unrealized gains (losses) relating to Level 3 assets still held
Earnings:
Total gains (losses) (realized/unrealized)
Included in earnings:
Net investment gains (losses)	$–	$(7)	$–	$–	$(2)
Net investment income	–	–	–	(1)	2
Other comprehensive gains/(losses)	1	(11)	(4)	4	11

Total change in unrealized gains (losses)	$1	$(18)	$(4)	$3	$11

	Total Fixed Maturities- Available- for-Sale	Non-Agency Asset- Backed Securities	Total Fixed Maturities- Trading	Amounts Recoverable from Reinsurers	Total Assets
Unrealized gains (losses) relating to Level 3 assets still held
Earnings:
Total gains (losses) (realized/unrealized)
Included in earnings:
Net investment gains (losses)	$(9)	$(1)	$(1)	$–	$(10)
Net investment income	1	–	–	–	1
Net revenue from reinsurance	–	–	–	(33)	(33)
Other comprehensive gains/(losses)	1	–	–	–	1

Total change in unrealized gains (losses)	$(7)	$(1)	$(1)	$(33)	$(41)

	2011
	Policyholders’ Account Balance	Total Liabilities
Unrealized gains (losses) relating to Level 3 assets and liabilities still held
Earnings:
Total gains (losses) (realized/unrealized)
Included in earnings:
Interest credited to policyholders’ account balances	$247	$247

Total change in unrealized (gains) losses	$247	$247

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Non-recurring fair value measurements

Assets and liabilities measured at fair value on a non-recurring basis include mortgage loans, which are described in detail below.

The following table represents certain assets measured at estimated fair value during the period and still held as of December 31, 2013 and 2012 (in millions):

	2013
	Carrying Value Prior to Impairment	Estimated Fair Value After Impairment	Net Investment Gains (Losses)
Mortgage loans	$5	$3	$(2)

	2012
	Carrying Value Prior to Impairment	Estimated Fair Value After Impairment	Net Investment Gains (Losses)
Mortgage loans	$12	$9	$(3)

The impaired mortgage loans presented above were written down to the estimated fair value of the collateral at the date the impairments were recognized, and have been categorized as Level 3.

Fair value of other financial instruments

Authoritative guidance related to financial instruments requires disclosure of fair value information of financial instruments whether or not fair value is recognized in the Consolidated Statement of Financial Position, for which it is practicable to estimate fair value.

The carrying value and estimated fair value of financial instruments not otherwise disclosed in Notes 6, 12, 15 and 17 of Notes to the Consolidated Financial Statements at December 31, 2013 and 2012 are presented below (in millions):

	2013
	Carrying Value	Estimated Fair Value
		Level 1	Level 2	Level 3	Total
Assets
Mortgage loans	$9,762	$–	$–	$10,106	$10,106
Senior secured commercial loans	124	–	–	130	130
Cash	119	119	–	–	119
Other invested assets	299	–	231	69	300
Liabilities
Policyholders’ account balances — Investment contracts	$36,288	$–	$87	$35,955	$36,042
Debt	2	–	3	–	3
Collateral received on securities lending and repurchase agreements	500	–	500	–	500
Collateral received on derivative transactions	68	–	68	–	68

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2012
	Carrying Value	Estimated Fair Value
		Level 1	Level 2	Level 3	Total
Assets
Mortgage loans	$8,479	$–	$–	$9,106	$9,106
Senior secured commercial loans	216	–	–	228	228
Cash	153	153	–	–	153
Other invested assets	94	–	33	67	100
Liabilities
Policyholders’ account balances — Investment contracts	$35,355	$–	$135	$37,273	$37,408
Debt	3	–	4	–	4
Collateral received on securities lending and repurchase agreements	461	–	461	–	461
Collateral received on derivative transactions	78	–	78	–	78

Mortgage loans

The estimated fair value of mortgage loans is determined based upon the present value of the expected cash flows discounted at an interpolated treasury yield plus a spread. The spread is based on management’s judgment and assumptions and it takes into account property type, LTV and remaining term of each loan. The spread is a significant component of the pricing inputs.

Senior secured commercial loans

The estimated fair value for the loan portfolio is based on prevailing interest rate spreads in the market. Fair value was calculated by discounting future cash flows using prevailing interest rates on similar loans plus a spread adjustment. The spread is based on management’s judgment and assumptions and is significant to the valuation.

Cash and cash equivalents

The Company believes that due to the short-term nature of cash and cash equivalents, the fair value approximates carrying value.

Other invested assets

Represents third party loans, which are fair valued by discounting estimated cash flows for each loan at the prevailing interest rates on similar loans plus spread adjustment. The spread is based on management’s judgment and assumptions and is significant to the valuation.

Policyholders’ account balances — investment contracts

This includes continued interest accounts, supplementary contracts without life contingencies and other deposit type contracts where account value approximates fair value. For fixed deferred annuities, fair value is based upon a stochastic valuation using risk neutral assumptions for financial variables and Company specific assumptions for lapses, mortality and expenses. The cash flows were discounted using the yield on the Company’s medium term notes. For funding agreements backing medium term notes, fair values were based on available market prices for the notes. For annuity certain liabilities, fair values are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Debt

The fair value of the Company’s non-recourse debt and other debt approximates carrying value.

Collateral received on securities lending, repurchase agreements and derivative transactions

The fair value of the liability approximates carrying value since these borrowings are generally short-term in nature.

NOTE 10 — INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES

The components of Net investment income for the years ended December 31, 2013, 2012 and 2011 were as follows (in millions):

	2013	2012	2011
Fixed maturities	$3,083	$3,141	$3,184
Equity securities	13	8	8
Mortgage loans	458	422	368
Policy loans	59	59	59
Other investments	98	75	65

Gross investment income	3,711	3,705	3,684
Investment expenses	(99)	(94)	(87)

Net investment income	$3,612	$3,611	$3,597

For the years ended December 31, 2013, 2012 and 2011, Net investment (losses) gains were as follows (in millions):

	2013	2012	2011
Fixed maturities
Total OTTI losses	$(45)	$(63)	$(122)
Portion of OTTI losses recognized in OCI	11	18	14

Net OTTI losses on fixed maturities recognized in earnings	(34)	(45)	(108)
All other gains	144	181	249

Fixed maturities, net	110	136	141
Equity securities	44	10	(6)
Mortgage loans	6	1	(2)
Derivative instruments	(247)	(110)	(143)
Other	(12)	(7)	(5)

Net investment (losses) gains	$(99)	$30	$(15)

The net gains (losses) on trading securities (both fixed maturities and equity securities) amounted to $55 million, $12 million and $(2) million for the years ended December 31, 2013, 2012 and 2011, respectively.

Realized gains on sales of available-for-sale fixed maturities were $164 million, $192 million and $270 million for the years ended December 31, 2013, 2012 and 2011, respectively. Realized losses for the years

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

ended December 31, 2013, 2012 and 2011 were $36 million, $16 million and $19 million, respectively. Realized gains on sales of available-for-sale equity securities were $22 million, $19 million and $7 million for the years ended December 31, 2013, 2012 and 2011, respectively. Realized losses for the years ended December 31, 2013, 2012 and 2011 were $18 million, $12 million and $11 million, respectively.

Losses from OTTI on equity securities (included in net investment (losses) gains on equity securities above) were $1 million, $3 million and $2 million for the years ended December 31, 2013, 2012 and 2011, respectively.

The following tables present the Company’s gross unrealized losses and fair values for available-for-sale fixed maturities and equity securities, aggregated by investment category and length of time the individual securities have been in a continuous unrealized loss position, at December 31, 2013 and 2012 (in millions):

	2013
	Less than 12 Months		Greater than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available-for-sale fixed maturities
U.S. Treasury	$326	$11	$–	$–	$326	$11
U.S. government corporations and agencies	260	13	2	–	262	13
U.S. agency mortgage-backed and asset-backed securities	4,136	345	349	56	4,485	401
Foreign governments	28	1	5	–	33	1
U.S. corporate	8,137	459	297	42	8,434	501
Foreign corporate	3,080	156	46	4	3,126	160
Non-agency residential mortgage-backed securities	383	15	554	44	937	59
Non-agency commercial mortgage-backed securities	1,519	51	87	8	1,606	59
Non-agency asset-backed securities	1,256	21	169	17	1,425	38

Total available-for-sale fixed maturities	19,125	1,072	1,509	171	20,634	1,243

Available-for-sale equity securities
Common stock	4	*	*	*	4	*
Preferred stock	–	–	1	1	1	1

Total available-for-sale equity securities	4	–	1	1	5	1

Total	$19,129	$1,072	$1,510	$172	$20,639	$1,244

*	Unrealized losses are less than $1 million.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2012
	Less than 12 Months		Greater than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available-for-sale fixed maturities
U.S. Treasury	$105	$1	$–	$–	$105	$1
U.S. government corporations and agencies	146	1	–	–	146	1
U.S. agency mortgage-backed and asset-backed securities	879	17	14	*	893	17
Foreign governments	15	*	5	1	20	1
U.S. corporate	930	21	191	19	1,121	40
Foreign corporate	46	5	157	3	203	8
Non-agency residential mortgage-backed securities	64	2	941	89	1,005	91
Non-agency commercial mortgage-backed securities	97	1	72	6	169	7
Non-agency asset-backed securities	404	3	213	22	617	25

Total available-for-sale fixed maturities	2,686	51	1,593	140	4,279	191

Available-for-sale equity securities
Common stock	30	2	1	*	31	2
Preferred stock	*	*	–	–	*	*

Total available-for-sale equity securities	30	2	1	–	31	2

Total	$2,716	$53	$1,594	$140	$4,310	$193

*	Unrealized losses are less than $1 million.

At December 31, 2013, the unrealized loss amount consisted of approximately 2,650 different fixed maturities and 10 equity securities.

At December 31, 2013, unrealized losses on investment grade fixed maturities were $1,140 million or 92% of the Company’s total fixed maturities’ unrealized losses. Investment grade is defined as a security having a credit rating from the National Association of Insurance Commissioners (‘‘NAIC’’) of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody’s or a rating of AAA, AA, A or BBB from Standard & Poor’s (‘‘S&P’’); or a comparable internal rating if an externally provided rating is not available. Unrealized losses on fixed maturities with a rating below investment grade represent $103 million or 8% of the Company’s total fixed maturities’ unrealized losses at December 31, 2013.

The amount of gross unrealized losses for fixed maturities where the fair value had declined by 20% or more of amortized cost totaled $91 million. The amount of time that each of these securities has continuously been 20% or more below the amortized cost consist of $54 million for 6 months or less, $5 million for greater than 6 months through 12 months and $32 million for greater than 12 months. In accordance with the Company’s impairment policy, the Company performed quantitative and qualitative analysis to determine if the decline was temporary. For those securities where the decline was considered temporary, the Company did not take an impairment when it did not have the intent to sell the security or it was more likely than not that it would not be required to sell the security before its anticipated recovery.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Net Unrealized Investment Gains (Losses)

Net unrealized investment gains on available-for-sale investments are included in the Consolidated Statement of Financial Position as a component of AOCI. Changes in these amounts include reclassification adjustments for prior period net unrealized gains or losses that have been recognized as realized gains or losses during the current year and are included in Net investment (losses) gains in the accompanying Consolidated Statement of Operations.

The components of Net unrealized investment gains (losses) reported in AOCI at December 31, 2013, 2012 and 2011 are as follows (in millions):

	2013	2012	2011
Fixed maturites, available-for-sale-all other	$2,042	$6,123	$4,836
Fixed maturities on which an OTTI loss has been recognized	(11)	(31)	(139)

Total fixed maturities	2,031	6,092	4,697
Equity securities, available-for-sale	33	19	6
Derivatives designated as cash flow hedges	(3)	(7)	(3)
Other investments	2	3	3

Subtotal	2,063	6,107	4,703
Amounts recognized for:
Deferred policy acquisition costs	(607)	(1,383)	(1,224)
Other assets (sales inducements)	(18)	(32)	(28)
Policyholders’ account balances and future policy benefits	42	(41)	(212)
Deferred taxes	(517)	(1,627)	(1,133)

Net unrealized gains on investments	$963	$3,024	$2,106

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The net unrealized gains (losses) for the years ended December 31, 2013 , 2012 and 2011, are presented separately for amounts related to fixed maturities on which an OTTI loss has been recognized, and all other net unrealized investment gains and losses, are as follows (in millions):

Net unrealized investment gains and losses on fixed maturities on which an OTTI loss has been recognized

	Net Unrealized Gains (Losses) on Investments	Deferred Policy Acquisition Costs	Sales Inducements	Policyholders’ Account Balances and Future Policy Benefits	Deferred Income Tax Asset (Liability)	Accumulated Other Comprehensive Income (Loss) Related to Net Unrealized Investment Gains (Losses)
Balance, December 31, 2010	$(151)	$63	$1	$(3)	$32	$(58)
Net investment gains (losses) on investments arising during the period	(3)	–	–	–	1	(2)
Reclassification adjustment for (gains) losses included in net income	47	–	–	–	(16)	31
Reclassification adjustment for OTTI losses excluded from net income[1]	(32)	–	–	–	11	(21)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and sales inducements	–	(7)	*	–	2	(5)
Impact of net unrealized investment (gains) losses on policyholders’ account balances and future policy benefits	–	–	–	–	–	–

Balance, December 31, 2011	$(139)	$56	$1	$(3)	$30	$(55)

Net investment gains (losses) on investments arising during the period	113	–	–	–	(39)	74
Reclassification adjustment for (gains) losses included in net income	4	–	–	–	(1)	3
Reclassification adjustment for OTTI losses excluded from net income[1]	(9)	–	–	–	3	(6)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and sales inducements	–	(38)	(1)	–	12	(27)
Impact of net unrealized investment (gains) losses on policyholders’ account balances and future policy benefits	–	–	–	2	*	2

Balance, December 31, 2012	$(31)	$18	$–	$(1)	$5	$(9)

Net investment gains (losses) on investments arising during the period	21	–	–	–	(7)	14
Reclassification adjustment for (gains) losses included in net income	1	–	–	–	–	1
Reclassification adjustment for OTTI losses excluded from net income[1]	(2)	–	–	–	1	(1)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and sales inducements	–	(5)	–	–	1	(4)
Impact of net unrealized investment (gains) losses on policyholders’ account balances and future policy benefits	–	–	–	–	–	–

Balance, December 31, 2013	$(11)	$13	$–	$(1)	$–	$1

*	Amounts less than $1 million.

[1]	Represents “transfers in” related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

All other net unrealized investment gains and losses in AOCI

	Net Unrealized Gains (Losses) on Investments[1]	Deferred Policy Acquisition Costs	Sales Inducements	Policyholders’ Account Balances and Future Policy Benefits	Deferred Income Tax Asset (Liability)	Accumulated Other Comprehensive Income (Loss) Related to Net Unrealized Investment Gains (Losses)
Balance, December 31, 2010	$2,524	$(786)	$(18)	$62	$(624)	$1,158
Net investment gains (losses) on investments arising during the period	2,465	–	–	–	(863)	1,602
Reclassification adjustment for (gains) losses included in net income	(179)	–	–	–	63	(116)
Reclassification adjustment for OTTI losses excluded from net income[2]	32	–	–	–	(11)	21
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and sales inducements	–	(494)	(11)	–	177	(328)
Impact of net unrealized investment (gains) losses on policyholders’ account balances and future policy benefits	–	–	–	(271)	95	(176)

Balance, December 31, 2011	$4,842	$(1,280)	$(29)	$(209)	$(1,163)	$2,161

Net investment gains (losses) on investments arising during the period	1,425	–	–	–	(499)	926
Reclassification adjustment for (gains) losses included in net income	(138)	–	–	–	49	(89)
Reclassification adjustment for OTTI losses excluded from net income[2]	9	–	–	–	(3)	6
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and sales inducements	–	(121)	(3)	–	43	(81)
Impact of net unrealized investment (gains) losses on policyholders’ account balances and future policy benefits	–	–	–	169	(59)	110

Balance, December 31, 2012	$6,138	$(1,401)	$(32)	$(40)	$(1,632)	$3,033

Net investment gains (losses) on investments arising during the period	(3,967)	–	–	–	1,388	(2,579)
Reclassification adjustment for (gains) losses included in net income	(99)	–	–	–	35	(64)
Reclassification adjustment for OTTI losses excluded from net income[2]	2	–	–	–	(1)	1
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and sales inducements	–	781	14	–	(278)	517
Impact of net unrealized investment (gains) losses on policyholders’ account balances and future policy benefits	–	–	–	83	(29)	54

Balance, December 31, 2013	$2,074	$(620)	$(18)	$43	$(517)	$962

[1]	Includes cash flow hedges. Refer to Note 7 — Derivative Financial Instruments and Risk Management for information on cash flow hedges.

[2]	Represents “transfers out” related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following rollforward provides a breakdown of the cumulative credit loss component of OTTI losses recognized in earnings of fixed maturities still held for which a portion of the loss was recognized in AOCI (in millions):

	2013	2012
Balance at beginning of year	$184	$208
Additions
Credit loss impairments recognized in the current period on securities previously not impaired	2	6
Additional credit loss impairments recognized in the current period on securities previously impaired	17	20
Reductions
Credit loss impairments previously recognized on securities which matured, paid down, prepaid or sold during the period	(26)	(50)

Balance at end of year	$177	$184

The balance of and changes in each component of AOCI for the years ended December 31, 2013, 2012 and 2011 are as follows (in millions):

	Net Unrealized Investment Gains (Losses)[1,2]
	2013	2012	2011
Beginning balance	$3,024	$2,106	$1,100
Change in OCI before reclassifications	(1,998)	1,004	1,091
Net unrealized gains reclassified from AOCI	(63)	(86)	(85)

Net OCI	(2,061)	918	1,006

Ending balance	$963	$3,024	$2,106

[1]	All amounts are net of tax and DAC.

[2]

Includes cash flow hedges. Refer to Note 7 — Derivative Financial Instruments and Risk Management for information on cash flow hedges. Refer to Note 10 — Investment Income and Investment Gains and Losses (above) for additional information regarding unrealized investment gains or losses, including the split between amounts related to fixed maturities on which an other-than-temporary impairment loss has been recognized, and all other unrealized investment gains or losses.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The amounts reclassed out of AOCI for the years ended December 31, 2013, 2012 and 2011 are as follows (in millions):

Amounts Reclassified from AOCI[1]:	2013	2012	2011	Affected Line Item in the Consolidated Statement of Operations
Net unrealized investment (gains) losses:
Losses on cash flow hedges
Interest rate contracts	$1	$1	$2	Net investment income
Currency contracts	–	–	–	Net investment (losses) gains
Currency contracts	–	–	–	Interest credited to policyholders’ account balances
Currency contracts	–	(1)	(1)	Net investment income
(Gains) losses on available-for-sale securities
Impairment losses	1	4	47	Net investment (losses) gains
All other	(100)	(138)	(180)	Net investment (losses) gains

	(98)	(134)	(132)	Total before tax
	(35)	(48)	(47)	Income tax expense

Total reclassifications for the period	$(63)	$(86)	$(85)	Net income

[1]	Negative amounts indicate gains/benefits reclassified out of AOCI. Positive amounts indicate losses/costs reclassified out of AOCI.

NOTE 11 — RELATED PARTY TRANSACTIONS

The Company has significant transactions with New York Life and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

New York Life provides the Company with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of an administrative service agreement between New York Life and the Company. Such costs, amounting to $764 million, $750 million and $731 million for the years ended December 31, 2013, 2012 and 2011, respectively, are reflected in Operating expenses and Net investment income in the accompanying Consolidated Statement of Operations.

In 2011, the Company received a $300 million capital contribution consisting of $123 million of cash and $177 million in the form of release of intercompany payables, from New York Life.

The Company’s interests in commercial mortgage loans are held in the form of participations in mortgages originated or acquired by New York Life. Under the participation agreement for each such mortgage, it is agreed between the Company and New York Life that the Company’s proportionate interest (as evidenced by a participation certificate) in the underlying mortgage, including without limitation, the principal balance thereof, all interest which accrues thereon, and all proceeds generated there from, will be pari passu with New York Life’s and pro rata based upon the respective amounts funded by New York Life and the Company in connection with the applicable mortgage origination or acquisition. Consistent with the participation arrangement, all mortgage documents name New York Life (and not both New York Life and the Company) as the lender but are held for the benefit of both the Company and New York Life pursuant to the applicable participation agreement.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

New York Life retains general decision making authority with respect to each mortgage loan, although certain decisions require the Company’s approval.

The Company is a party to an affiliated group air transportation service agreement entered into with NYLIFE LLC, a direct wholly owned subsidiary of New York Life, in November 2004. Under the terms of the agreement the Company, in conjunction with certain specified affiliates, leases an aircraft from NYLIFE LLC. The aircraft is to be used by members of senior management and directors for business travel under certain circumstances. Personal use of the aircraft by employees and directors is not permitted. Costs associated with the lease are determined on a fully allocated basis and allotted to the parties based on usage. For the years ended December 31, 2013, 2012 and 2011, the Company’s share of expenses associated with the lease of the aircraft were $1 million, $1 million and $2 million, respectively. The agreement expired in November 2009, with automatic one-year renewals, unless terminated earlier. The agreement had an initial term of five years, until November 2009 and was renewed for an additional five years through November 2014.

The Company has entered into investment advisory and administrative services agreements with NYL Investments whereby NYL Investments provides investment advisory services to the Company. At December 31, 2013, 2012 and 2011, the total cost for these services amounted to $91 million, $84 million and $76 million, respectively, which are included in the costs of services billed by New York Life to the Company, as noted above.

In addition, NYL Investments has an Investment Advisory Agreement with the VP Funds, a registered investment company whose shares are sold to various separate accounts of the Company. NYL Investments, the administrator of the VP Funds, and the Company have entered into agreements regarding administrative services to be provided by the Company. Under the terms of the agreement, NYL Investments pays the Company administrative fees for providing services to the VP Funds. The Company recorded fee income from NYL Investments for the years ended December 31, 2013, 2012 and 2011 of $31 million, $26 million and $17 million, respectively.

At December 31, 2013 and 2012, the Company had a net liability of $230 million and $203 million, respectively, for the above-described services, which are included in Other liabilities in the accompanying Consolidated Statement of Financial Position. The terms of the settlement generally require that these amounts be settled in cash within ninety days. The terms of the investment advisory agreements require payment ten days from receipt of bill.

To satisfy its obligations under certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities, the Company owns certain single premium annuities issued by New York Life. The carrying value of the annuity contracts is based upon the actuarially determined value of the obligations under the structured settlement contracts, which generally have some life contingent benefits. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations range from 3.33% to 7.81%. At December 31, 2013 and 2012, the carrying value of the Interest in annuity contracts and the Obligations under structured settlement agreements in the accompanying Consolidated Statement of Financial Position amounted to $6,114 million and $5,978 million, respectively. The Company has directed New York Life to make the payments under the annuity contracts directly to the payees under the structured settlement agreements.

In addition, the Company has issued certain annuity contracts to New York Life in order that New York Life may satisfy its third-party obligations under certain structured settlement agreements. The interest rate used in establishing such obligations was 5.84% for 2013. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2013 and 2012, the amount of outstanding reserves on these contracts was $163 million and $169 million, respectively, and are included in Future policy benefits in the accompanying Consolidated Statement of Financial Position.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The Company has a variable product distribution agreement with NYLIFE Distributors, an indirect wholly owned subsidiary of New York Life, granting NYLIFE Distributors the exclusive right to distribute, and be the underwriter and/or agent of the Company’s variable product policies. For the years ended December 31, 2013, 2012 and 2011, the Company received service fees of $30 million, $23 million and $16 million, respectively, under this agreement. At December 31, 2013 and 2012, the Company recorded a receivable of $3 million and $2 million, respectively, from NYLIFE Distributors under this agreement.

The Company has an agreement with NYLIFE Securities, another indirect wholly owned subsidiary of New York Life, under which registered representatives of NYLIFE Securities solicit sales of the multi-funded annuity contracts and variable life insurance policies. In connection with this agreement, the Company incurred commission expense to NYLIFE Securities’ registered representatives of $130 million, $110 million and $98 million, for the years ended December 31, 2013, 2012 and 2011, respectively.

In addition, the Company entered into a service fee agreement with NYLIFE Securities effective July 1, 2008, as amended on July 1, 2009, whereby NYLIFE Securities charges the Company a fee for management and supervisory services rendered in connection with variable life and variable annuity sales and in-force business. For the years ended December 31, 2013, 2012 and 2011, the Company incurred an expense of $41 million, $37 million and $33 million, respectively, under this agreement. At December 31 2013 and 2012, the Company recorded no payables to NYLIFE Securities under this agreement.

The Company has a credit agreement with New York Life, dated April 1, 1999, wherein New York Life can borrow funds from the Company. The maximum amount available to New York Life is $490 million. No outstanding balance was due to the Company at December 31, 2013 and 2012.

The Company also has a credit agreement with New York Life, dated September 30, 1993, under which the Company can borrow up to $490 million. During 2013, 2012 and 2011, the credit facility was not used, no interest was paid and no outstanding balance was due.

On December 23, 2004, the Company entered into a credit agreement with Capital Corporation under which the Company can borrow up to $490 million. At December 31, 2013, 2012 and 2011, the Company had no outstanding balance due. The Company had no interest expense for 2013 and 2012. Interest expense for 2011 was less than $1 million.

During August 2003, the Company transferred without recourse several private placement debt securities to MCF. MCF is an indirect wholly owned subsidiary of New York Life. MCF paid the purchase price of the securities transferred by delivering to the Company promissory notes with terms identical to the securities transferred. The private placement debt securities matured, and the outstanding balance payable totaling $5 million was paid to the Company on June 6, 2011. The Company did not receive interest payments from MCF for 2013 and 2012. The Company received interest payments from MCF of less than $1 million for 2011

The Company has purchased from MCF participations in collateralized loans to third-parties underwritten by MCF. Under the participation agreements, the Company assumes the performance risk on these loans with no recourse against MCF. In 2013 and 2012, the Company did not purchase any new loans. At December 31, 2013, the Company held loans with an outstanding balance of $31 million and has commitments to fund additional amounts on existing loans of $10 million. At December 31, 2012, the Company held loans with an outstanding balance of $60 million and had commitments to fund additional amounts on existing loans of $13 million. These loans are reported in Other investments in the accompanying Consolidated Statement of Financial Position.

On April 30, 2010, the Company entered into a revolving loan agreement with MCF (as amended from time to time, the “MCF Loan Agreement”). The MCF Loan Agreement establishes the terms under which the Company may provide funding to MCF for commitments to fund senior debt, subordinated debt and equity investments, each having different terms and conditions, in each case entered into on or after January 1, 2010.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The principal amount provided to MCF cannot exceed 2.5% of the Company’s statutory cash and invested assets as of the most recent quarterly statement. All outstanding advances made to MCF under the MCF Loan Agreement, together with unpaid interest or accrued return thereon will be due in full on July 1, 2015. At December 31, 2013 and 2012, the outstanding balance of loans to MCF under the MCF Loan Agreement was $1,889 million and $1,584 million, respectively. These loans are reported in Investments in affiliates in the accompanying Consolidated Statement of Financial Position. During 2013, 2012 and 2011, the Company received interest payments from MCF totaling $85 million, $62 million and $40 million, respectively, which are included in Net investment income in the accompanying Consolidated Statement of Operations.

The Company has an arrangement with New York Life whereby a policyholder may convert a New York Life term policy or term rider to a universal life policy issued by the Company, without any additional underwriting. As compensation for this arrangement, the Company recorded other income of $39 million, $15 million and $17 million for the years ended December 31, 2013, 2012 and 2011, respectively.

The Company has an arrangement with New York Life whereby a policyholder may convert an individual life insurance policy and rider issued by the Company to a permanent cash value life insurance policy issued by New York Life without any additional underwriting. As compensation for this arrangement, the Company paid New York Life less than $1 million for the years ended December 31, 2013, 2012 and 2011.

The Company has an arrangement with NYLIFE Insurance Company of Arizona (“NYLAZ”), a wholly owned subsidiary of New York Life, whereby a policyholder may convert a NYLAZ term policy to a universal life policy issued by the Company without any additional underwriting. As compensation for this arrangement, the Company recorded other income of $7 million, $6 million and $6 million from NYLAZ for the years ended December 31, 2013, 2012 and 2011, respectively.

The Company has issued various Corporate Owned Life Insurance (“COLI”) policies to New York Life for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. As of December 31, 2013 and 2012, the Company recorded liabilities of approximately $3,325 million and $3,069 million, respectively, which are included in Policyholders’ account balances and Separate account liabilities in the accompanying Consolidated Statement of Financial Position.

The Company has also issued various COLI policies to separate Voluntary Employees’ Beneficiary Association (VEBA) trusts formed for the benefit of New York Life’s retired employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. As of December 31, 2013 and 2012, Policyholders’ account balances and Separate account liabilities related to these policies aggregated $339 million and $298 million, respectively.

The Company has an agreement with NYLINK Insurance Agency Incorporated (“NYLINK”), an indirect wholly owned subsidiary of New York Life, granting NYLINK the right to solicit applications for the Company’s products through NYLINK’s subagents. For the years ended December 31, 2013, 2012 and 2011, the Company recorded commission and fee expense to NYLINK agents of $1 million, $2 million and $2 million, respectively.

In connection with the acquisition of an office building by REEP-OFC Westory DC, LLC (“Westory”), an indirect wholly owned subsidiary of New York Life, the Company provided a first mortgage loan in the principal amount of $83 million to Westory. Closing costs in connection with this purchase amounted to $3 million and is included in Net investment income in the accompanying Consolidated Statement of Operations. The mortgage loan is interest-only throughout the term and all outstanding principal shall be due and payable on August 10, 2022. Interest earned for the period ending December 31, 2013 and 2012 was $3 million and $1 million, respectively.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

In connection with a $150 million acquisition of a fee estate containing an office building and related improvements by a ground lease by New York Life (73.8% interest) and the Company (26.2% interest), the Company and New York Life entered into a Tenancy-in-Common Agreement dated as of June 11, 2012, which sets forth the terms that will govern, in part, each entity’s interest in the property. Income earned for the period ending December 31, 2013 and 2012 was $3 million and $2 million, respectively.

Effective December 31, 2004, the Company entered into a reinsurance agreement with New York Life (refer to Note 14 — Reinsurance for more details).

Effective July 1, 2002, the Company transferred its Taiwan branch insurance book of business to NYLT, which is accounted for as a long-duration coinsurance transaction. NYLT was sold on December 31, 2013. Refer to Note 14 — Reinsurance for more details.

NYL Investments provides the Company with certain services and facilities including, but not limited to, the following: information technology, and management and infrastructure support. NYL Investments charges the Company for the identified costs associated with these services and facilities under the terms of a service agreement between NYL Investments and the Company. The fees incurred associated with these services and facilities amounted to $62 million for the year ended December  31, 2013.

NOTE 12 — POLICYHOLDERS’ LIABILITIES

Policyholders’ Account Balances

Policyholders’ account balances at December 31, 2013 and 2012 were as follows (in millions):

	2013	2012
Deferred annuities	$38,846	$38,213
Universal life contracts	25,047	23,997
Annuities certain	628	511
Supplementary contracts without life contingencies	288	335
Unearned revenue liability	513	272
Guaranteed minimum accumulation benefit	69	405

Total policyholders’ account balances	$65,391	$63,733

Policyholders’ account balances on the above contracts are equal to cumulative deposits and interest credited, less withdrawals, and mortality and expense charges, where applicable.

Unearned revenue liability represents amounts that have been assessed to compensate the insurer for services to be performed over future periods.

The GMAB is the fair value of embedded derivatives on deferred annuity contracts.

At December 31, 2013 and 2012, of the total policyholders’ account balances of $65,391 million and $63,733 million, respectively, the total amounts that have surrender privileges were $64,105 million and $62,834 million, respectively. The amounts that can be surrendered for cash by policyholders at December 31, 2013 and 2012 were $62,046 million and $60,399 million, respectively.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following table highlights the interest rate assumptions generally utilized in calculating policyholders’ account balances, as well as certain withdrawal characteristics associated with these accounts at December 31, 2013:

Product	Interest Rate	Withdrawal/Surrender Charges
Deferred annuities	0.25% to 10.00%	Surrender charges 0% to 10% for up to 10 years.
Universal life contracts	2.00% to 8.00%	Various up to 19 years.
Annuities certain	0.05% to 5.00%	No surrender or withdrawal charges.
Supplementary contracts without life contingencies	1.0% to 3.5%	No surrender or withdrawal charges.

1% of policyholders’ account balances have interest crediting rates of 6% and greater.

Future Policy Benefits

Future policy benefits at December 31, 2013 and 2012 were as follows (in millions):

	2013	2012
Life insurance:
Taiwan business — 100% coinsured	$1,049	$1,028
Other life	174	192

Total life insurance	1,223	1,220
Individual and group payout annuities	12,797	10,316
Other contract liabilities	49	43

Total future policy benefits	$14,069	$11,579

Other than the 100% coinsured business, there were no amounts related to policies that have surrender privileges or amounts redeemable in cash by policyholders.

The following table highlights the key assumptions generally utilized in the calculation of future policy benefit reserves at December 31, 2013:

Product	Mortality	Interest Rate	Estimation Method
Individual and group payout annuities	Based upon best estimates at time of policy issuance with PAD.	0.05% to 8.75%	Present value of expected future payments at a rate expected at issue with PAD.

Less than 2% of future policy benefits are based on an interest rate of 6% and greater.

Guaranteed Minimum Benefits

At December 31, 2013 and 2012, the Company had variable contracts with guarantees (note that the Company’s variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive). For guarantees of amounts in the event of death, the net amount at risk is defined as the current GMDB in excess of the current account balance at the balance sheet date. For guarantees of accumulation balances, the net amount at risk is defined as GMAB minus the current account balance at the balance sheet date. For guarantees of income, the net amount at risk is defined as the minimum account balance in excess of the current account balance needed to fund the GFIB.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Variable Annuity Contracts – GMDB, GMAB, EBB and GFIB

The Company issues certain variable annuity contracts with a GMDB feature that guarantees either:

a) Return of deposits:    the benefit is the greater of current account value or premiums paid (adjusted for withdrawals).

b) Ratchet:    the benefit is the greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).

Contracts with an optional enhanced beneficiary benefit (EBB) feature provides an additional death benefit amount equal to a percentage of earnings in the contract at time of death, subject to certain maximums.

The Company issues certain variable annuity contracts with a GMAB feature that guarantees a minimum contract value equal to the amount of eligible premiums (adjusted for withdrawals) at the end of the guaranteed period. The minimum contract value can be reset after issue, and in which case, is set equal to the account value at the time of reset. The older contracts must be surrendered in order to receive the guaranteed amount.

The Company issues variable annuity contracts with a GFIB feature. This feature provides a minimum fixed annuity payment guarantee that will start on a date chosen by the policyholder.

The following tables provide the account value, net amount at risk and average attained age of contract holders at December 31, 2013 and 2012 for GMDB’s, GMAB’s, EBB’s and GFIB’s ($ in millions):

	2013
	Return of Net Deposits			Ratchet	Income
	In the Event of Death (GMDB)	Accumulation at Specified Date (GMAB)	Additional Death Benefits (EBB)	In the Event of Death (GMDB)	Accumulation at Specified Date (GFIB)
Account value	$12,698	$5,766	$76	$11,570	$149
Net amount at risk	$26	$19	$7	$160	$–
Average attained age of contract holders	58	58	65	63	58

	2012
	Return of Net Deposits			Ratchet	Income
	In the Event of Death (GMDB)	Accumulation at Specified Date (GMAB)	Additional Death Benefits (EBB)	In the Event of Death (GMDB)	Accumulation at Specified Date (GFIB)
Account value	$9,456	$4,526	$67	$10,985	$40
Net amount at risk	$47	$51	$5	$286	$–
Average attained age of contract holders	58	57	65	62	58

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following summarizes the liabilities for guarantees on variable contracts reflected in the general account in Future policy benefits for GMDB, EBB and GFIB, and Policyholders’ account balances for GMAB in the accompanying Consolidated Statement of Financial Position (in millions):

	GMDB	GMAB	EBB	GFIB		Totals
Balance at January 1, 2011	$38	$222	$1		$–	$261
Incurred guarantee benefits	17	248	–		–	265
Paid guarantee benefits	(7)	–	–		–	(7)

Balance at December 31, 2011	48	470	1		–	519
Incurred guarantee benefits	(10)	(65)	–		*	(75)
Paid guarantee benefits	(6)	–	–		–	(6)

Balance at December 31, 2012	32	405	1		*	438
Incurred guarantee benefits	14	(336)	–		–	(322)
Paid guarantee benefits	(4)	–	–		–	(4)

Balance at December 31, 2013	$42	$69	$1	$	*	$112

*	Amounts less than $1 million

For GMABs, incurred guaranteed minimum benefits incorporate all changes in fair value other than amounts resulting from paid guarantee benefits. GMABs are considered to be embedded derivatives and are recognized at fair value through Interest credited to policyholders’ account balances in the accompanying Consolidated Statement of Operations (refer to Note 9 — Fair Value Measurements).

The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments in accordance with applicable guidance. The Company regularly evaluates assumptions and adjusts the liability, with a related charge or credit recorded to Increase in liabilities for future policy benefits in the accompanying Consolidated Statement of Operations, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB liability at December 31, 2013 and 2012, respectively:

•	Data used was 1,000 stochastically generated investment performance scenarios.

•	Mean investment performance assumptions ranged from 4.48% to 7.33% for 2013 and 5.21% to 6.75% for 2012.

•	Volatility assumption ranged from 13.11% to 14.21% for 2013 and was 12.94% to 14.53% for 2012.

•	Mortality was assumed to be 100.5% of an internally developed mortality table for both 2013 and 2012.

•	Lapse rates vary by contract type and duration and ranged from 0.50% to 31.73%, with an average of 5.31% for 2013 and 5.47% for 2012.

•	Discount rates ranged from 4.29% to 7.61% for 2013 and 6.01% to 7.61% for 2012.

The GFIB liability is determined each period by estimating the expected guaranteed minimum income benefit amounts, less the benefit amounts funded by income benefit purchases, and recognizing the excess ratably over the accumulation period based on total expected assessments in accordance with applicable guidance. The Company regularly evaluates estimates used and adjusts the liability balance, with a related charge

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

or credit recorded to Increase in liabilities for future policy benefits in the accompanying Consolidated Statement of Operations, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GFIB liability at December 31, 2013 and 2012, respectively:

•	Data used was 1,000 stochastically generated investment performance scenarios.

•	Mean investment performance assumption ranged from 0.11% to 9.99% for 2013, and (0.04)% to 10.01% for 2012.

•	Volatility assumption ranged from 0.04% to 31.28% for 2013, and was 0.03% to 30.87% for 2012.

•	Mortality assumption used to project future claims is the Company’s RIS 10(20) GFIA Experience Mortality Table in 2013, and was assumed to be 60% of the 94 MGDB table for 2012.

•	Lapse rates vary by contract type and duration and range from 1.00% to 20.00%, with an average of 1.00% for 2013, and 1.00% to 20.00%, with an average of 1.00% for 2012.

•	Discount rates ranged from 4.29% to 6.64% for 2013 and 6.64% to 7.22% for 2012.

The following table presents the aggregate fair value of assets at December 31, 2013 and 2012, by major investment fund options (including the general and separate account fund options), held by variable annuity products that are subject to GMDB, GMAB and GFIB benefits and guarantees. Since variable contracts with GMDB guarantees may also offer GMAB and GFIB guarantees in each contract, the GMDB, GMAB and GFIB amounts listed are not mutually exclusive (in millions):

	2013			2012
	GMDB	GMAB	GFIB	GMDB	GMAB	GFIB
Separate account:
Equity	$11,728	$3,072	$87	$8,822	$2,212	$16
Fixed income	4,884	1,242	40	4,834	1,170	7
Balanced	3,936	1,168	8	3,081	863	1
General account	3,720	284	14	3,704	281	15

Total	$24,268	$5,766	$149	$20,441	$4,526	$39

Additional Liability for Individual Life Products

Certain individual life products require additional liabilities for contracts with excess insurance benefit features. These excess insurance benefit features are generally those that result in profits in early years and losses in subsequent years. For the Company’s individual life contracts, this requirement primarily affects universal life policies with secondary guarantees. For these policies, we define excess insurance benefits as death benefits paid in excess of account balance released on death when the policy is either being held in force by the presence of a no lapse guarantee or when an amount in excess of the account balance results from a GMDB.

The following table summarizes the liability for excess insurance benefit features reflected in the general account in future policy benefits at December 31, 2013, 2012 and 2011 (in millions):

	2013	2012	2011
Beginning balance	$80	$60	$41
Net liability increase	18	20	19

Ending balance	$98	$80	$60

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

NOTE 13 — DEFERRED POLICY ACQUISITION COSTS AND SALES INDUCEMENTS

The following is an analysis of DAC included in the accompanying Consolidated Statement of Financial Position for the years ended December 31, 2013, 2012 and 2011 (in millions):

	2013	2012	2011
Balance at beginning of year	$2,027	$2,313	$2,824
Current year additions	426	351	433
Amortized during year	(394)	(523)	(436)
Amortization — impact of assumption and experience unlocking	13	45	(7)

Balance at end of year before related adjustments	2,072	2,186	2,814
Adjustment for changes in unrealized net investment gains	775	(159)	(501)

Balance at end of year	$2,847	$2,027	$2,313

In the table above, the positive impact of assumption and experience unlocking on amortization includes $(36) million, $7 million and $(1) million of error corrections that (increased) reduced amortization for the years ended December 31, 2013, 2012 and 2011, respectively. Adjustment for changes in unrealized net investment gains is net of an out of period adjustment of ($145) million related to the prior period adjustment to DAC through AOCI. The Company has evaluated these out of period adjustments and concluded that individually and collectively they are not material to all financial statements for the years presented.

Sales Inducements

The following is an analysis of deferred sales inducements included in Other assets in the accompanying Consolidated Statement of Financial Position for the years ended December 31, 2013, 2012 and 2011 (in millions):

	2013	2012	2011
Balance at beginning of year	$530	$457	$354
Current year additions	106	159	134
Amortized during year	(101)	(82)	(20)

Balance at end of year before related adjustments	535	534	468
Adjustment for changes in unrealized net investment gains	14	(4)	(11)

Balance at end of year	$549	$530	$457

NOTE 14 — REINSURANCE

The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk and to be able to issue life insurance policies in excess of its retention limits. As of December 31, 2013, the Company reinsures the mortality risk on new life insurance policies on a quota-share yearly renewable term basis for certain products. For the policies reinsured, the Company typically retains between 10% and 60% of each risk, with a minimum size policy ceded of $1 million for most traditional products. Most of the reinsured business is on an automatic basis. Cases in excess of the Company’s retention and certain substandard cases are reinsured facultatively. The Company does not have any individual life reinsurance agreements that do not transfer risk or contain risk-limiting features.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

On July 1, 2002, the Company transferred all of the liabilities and assets of its Taiwan Branch to New York Life Insurance Taiwan Corporation (“Taiwan Corporation”), an indirect subsidiary of New York Life that was sold to Yuanta Financials Holding Co., Ltd. (“Yuanta”) on December 31, 2013. Taiwan Corporation is liable for all policyholder obligations on its balance sheet, including policies issued prior to July 2002, when Taiwan Corporation was a branch of the Company. As part of the sale agreement, Yuanta has guaranteed Taiwan Corporation’s obligation with respect to these policyholder obligations. Under GAAP, the Company accounts for the policies issued prior to July 2002 as 100% coinsured, and includes $1,049 million of policyholder liabilities associated with those policies, as well as a reinsurance recoverable asset from Taiwan Corporation/Yuanta. At December 31, 2013, the Company had a reinsurance recoverable of $1,049 million on the above transaction.

Accordingly, the Company recorded the following with respect to this transaction (in millions):

	2013	2012	2011
Amounts recoverable from reinsurer	$1,049	$1,027	$929
Premiums ceded	$65	$66	$68
Benefits ceded	$50	$28	$37

The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable in order to minimize its exposure to losses from reinsurer insolvencies. When necessary, an allowance is recorded for reinsurance the Company cannot collect. Three reinsurance companies account for approximately 75% of the reinsurance ceded to non-affiliates at December 31, 2013 and 2012.

In December 2004, the Company reinsured 90% of a block of in-force life insurance business, consisting of Universal Life, Variable Universal Life (“VUL”), Target Life and Asset Preserver, with New York Life. The agreement uses a combination of coinsurance with funds withheld for the fixed portion maintained in the general account and modified coinsurance (“MODCO”) for the VUL policies in the Separate Accounts. Under both the MODCO and Funds Withheld treaties, the Company retains the assets held in relation to the policyholders’ account balances and separate account liabilities. An experience refund is paid to the Company at the end of each quarterly accounting period for 100% of the profits in excess of $5 million per year. Under authoritative guidance related to derivatives and hedging, the Funds Withheld and the MODCO treaties, along with the experience rating refund represents an embedded derivative, which is required to be carried at fair value. The fair value of this embedded derivative approximated $1 million and $14 million at December 31, 2013 and 2012, respectively, and is included in amounts recoverable from reinsurer in the accompanying Consolidated Statement of Financial Position. The change in fair value of this embedded derivative was $(13) million, $(1) million and $(33) million for the years ended December 31, 2013, 2012 and 2011, respectively, and is included in Net revenue from reinsurance in the accompanying Consolidated Statement of Operations.

In connection with the above described reinsurance agreement with New York Life, the Company recorded a deferred gain of $244 million, which includes the $25 million purchase price and $219 million of GAAP reserves recoverable from the reinsurer in excess of the funds withheld liability. For the years ended December 31, 2013, 2012 and 2011, $1 million of the deferred gain was amortized and is included in the Net revenue from reinsurance in the accompanying Consolidated Statement of Operations.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The effect of this affiliated reinsurance agreement for the years ended December 31, 2013, 2012 and 2011 was as follows (in millions):

	2013	2012	2011
Fees-universal life policies ceded	$246	$252	$254
Net revenue from reinsurance	$70	$85	$81
Policyholders’ benefits ceded	$160	$161	$136
Amounts recoverable from reinsurer	$6,833	$6,634	$6,400
Amounts payable to reinsurer	$6,833	$6,622	$6,387
Other liabilities (deferred gain, net of amortization)	$14	$15	$17

The Company obtains coverage of mortality risk in excess of its retention limits from New York Life on a yearly renewable term basis. The premiums for this coverage were $18 million for the year ended December 31, 2013 and $14 million for the years ended December 31, 2012 and 2011.

The effects of all reinsurance for the years ended December 31, 2013, 2012 and 2011 were as follows (in millions):

	2013	2012	2011
Premiums:
Direct	$3,449	$2,882	$2,494
Assumed	3	3	3
Ceded	(68)	(69)	(70)

Net premiums	$3,384	$2,816	$2,427

Fees-universal life and annuity policies ceded	$586	$583	$572
Net revenue from reinsurance	$71	$85	$82
Policyholders’ benefits ceded	$571	$515	$503
Increase in ceded liabilities for future policyholder benefits	$26	$13	$14
Amounts recoverable from reinsurer:
Affiliated*	$6,877	$7,675	$7,345
Unaffiliated*	$1,390	$300	$278
Amounts payable to reinsurer:
Affiliated	$6,837	$6,626	$6,389
Unaffiliated	$48	$47	$41
Other liabilities (deferred gain, net of amortization)	$14	$15	$17

*	The reinsurance recoverable from Taiwan Corporation is presented as Unaffiliated as of December 31, 2013 and Affiliated as of December 31, 2012 and 2011.

NOTE 15 — COMMITMENTS AND CONTINGENCIES

Litigation

The Company is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative and investigative proceedings and inquiries.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the consolidated financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company’s financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company’s operating results for a given year.

Regulatory Inquiries

By letter dated May 20, 2011, the California Department of Insurance notified the Company that it would conduct a special examination of the Company’s practices regarding payment of benefits under life insurance policies and annuities, termination of annuity payments, payments to holders of retained asset accounts, use of the Social Security Administration “Death Master Index” and other matters. This examination relates to matters also being examined by state departments of revenue (or equivalent state agencies) in a number of states under their respective unclaimed property laws. Subsequent similar notices were received from the Department and the New York and Massachusetts State Attorney General’s Offices. In connection with these audits and examinations, the Company has made a number of payments to beneficiaries and identified additional policies that are in the process of settlement or are being investigated for potential settlement. As a result of these ongoing inquiries, the Company recorded a charge to net income of $9 million, net of reserves, reinsurance recoverables and taxes, for the year ended December 31, 2011. The Company recorded an immaterial charge to net income in 2012. In October 2013, the Company entered into a Regulatory Settlement Agreement with 48 state Departments of Insurance that resolved the multi-state market conduct examination regarding claims practices and use of the Death Master Index. The Company and New York Life entered into a Global Resolution Agreement in June 2013 with 39 state departments of revenue (or equivalent state regulators) that settled the terms of the unclaimed property audit. No fine or penalty was imposed in connection with that Agreement.

Assessments

Most of the jurisdictions in which the Company is licensed to transact business require life insurers to participate in guaranty associations, which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets.

The Company received notification of the insolvency of various life insurers. It is expected that these insolvencies will result in guaranty fund assessments against the Company of approximately $9 million and $41 million which have been accrued in Other liabilities in the accompanying Consolidated Statement of Financial Position for the years ended December 31, 2013 and 2012, respectively. The Company expects to recover $24 million and $28 million at December 31, 2013 and 2012, respectively, of premium offsets reflected in Other assets on the accompanying Consolidated Statement of Financial Position.

In 2011, New York Life committed to contribute $20 million, of which $10 million was allocated to the Company, to a voluntary fund that will be established to provide benefits to certain Executive Life Insurance Company of New York (“ELNY”) payees who otherwise would have had their contractual benefits reduced as a result of ELNY’s liquidation. In 2011, the cost to establish the liability of $10 million for the year ended December 31, 2011 is reflected in Operating expenses in the accompanying Consolidated Statement of Operations.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Guarantees

The Company, in the ordinary course of its business, has numerous agreements with respect to its related parties and other third-parties. In connection with such agreements there may be related commitments or contingent liabilities, which may take the form of guarantees. The Company believes the ultimate liability that could result from any such guarantees would not have a material adverse effect on the Company’s financial position.

Loaned Securities and Repurchase Agreements

The Company participates in a securities lending program for the purpose of enhancing income on certain securities held. At December 31, 2013 and 2012, $489 million and $451 million, respectively, of the Company’s fixed maturities were on loan to others. Such assets reflect the extent of the Company’s involvement in securities lending, not the Company’s risk of loss. At December 31, 2013 and 2012, the Company recorded cash collateral received under these agreements of $500 million and $461 million, respectively and established a corresponding liability for the same amount, which is included in Other liabilities in the accompanying Consolidated Statement of Financial Position. The Company did not hold collateral in the form of securities at December 31, 2013 and 2012.

The Company enters into agreements to purchase and resell securities, and agreements to sell and repurchase securities for the purpose of enhancing income on the securities portfolio. At December 31, 2013 and 2012, the Company had agreements to purchase and resell securities, which are reflected in the accompanying Consolidated Statement of Financial Position, totaling $101 million and $59 million at an average coupon rate of 0.01% and 0.20%, respectively. At December 31, 2013, the Company had no repurchase agreements outstanding. At December 31, 2012, the Company recorded a liability for agreements to sell and repurchase securities, which is reflected in Other Liabilities of the accompanying Consolidated Statement of Financial Position, totaling $75 million at an average coupon rate of 3.50%.

The following tables represents recognized repurchase agreements and securities lending transactions that are subject to an enforceable master netting agreement or similar agreement for the years ended December 31, 2013 and 2012 (in millions):

	December 31, 2013
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Securities Collateral	Net Amount
Offsetting of Financial Assets:
Securities purchased under agreement to resell	$101	$–	$101	$(101)[1]	$–

Total Assets	$101	$–	$101	$(101)	$–

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	December 31, 2012
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Securities Collateral	Net Amount
Offsetting of Financial Assets:
Securities purchased under agreement to resell	$59	$–	$59	$(59)[2]	$–

Total Assets	$59	$–	$59	$(59)	$–

[1]

The actual collateral that is held by the custodian is $103 million, which was capped at the amount recorded in the Consolidated Statement of Financial Position in accordance with the authoritative guidance.

[2]

The actual collateral that is held by the custodian is $60 million, which was capped at the amount recorded in the Consolidated Statement of Financial Position in accordance with the authoritative guidance.

	December 31, 2013
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Cash Collateral	Net Amount
Offsetting of Financial Liabilities:
Securities entered into a security lending agreement	$500	$–	$500	$(500)[1]	$–

Total Liabilities	$500	$–	$500	$(500)	$–

	December 31, 2012
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Cash Collateral	Net Amount
Offsetting of Financial Liabilities:
Securities entered into a security lending agreement	$461	$–	$461	$(461)[2]	$–

Total Liabilities	$461	$–	$461	$(461)	$–

[1]	The amount shown is the cash collateral received and not the securities lent that remain on the Consolidated Statement of Financial Position and have a fair value of $489 million.

[2]	The amount shown is the cash collateral received and not the securities lent that remain on the Consolidated Statement of Financial Position and have a fair value of $451 million.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Liens

Several commercial banks have customary security interests in certain assets of the Company to secure potential overdrafts and other liabilities of the Company that may arise under custody, securities lending and other banking agreements with such banks.

NOTE 16 — INCOME TAXES

A summary of the components of the net total Income tax expense for the years ended December 31, 2013, 2012 and 2011, included in the accompanying Consolidated Statement of Operations are as follows (in millions):

	2013	2012	2011
Current:
Federal	$132	$174	$243
State and local	11	5	4
Foreign	1	–	1

	144	179	248
Deferred:
Federal	49	61	(160)

Total income tax expense	$193	$240	$88

Pursuant to the tax allocation agreement discussed in Note 3 — Significant Accounting Policies, as of December 31, 2013 and 2012, the Company recorded a net income tax payable to New York Life of $73 million and $60 million, respectively, included in Other liabilities in the accompanying Consolidated Statement of Financial Position.

The Company’s actual income tax expense for the years ended December 31, 2013, 2012 and 2011 differs from the expected amount computed by applying the U.S. statutory federal income tax rate of 35% for the following reasons:

	2013	2012	2011
Statutory federal income tax rate	35.0%	35.0%	35.0%
Tax exempt income	(4.3)	(2.1)	(4.6)
Audit Liability	0.4	0.1	0.1
Investment credits	(5.8)	(5.2)	(8.3)
Tax settlements	(3.5)	–	(1.3)
Other	0.7	0.4	0.5

Effective tax rate	22.5%	28.2%	21.4%

The Company recognized a tax benefit in 2013 of $30 million related to the settlement with the Appeals Office of the Internal Revenue Service (“IRS”) of issues for the 2002-2004 tax years.

Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. The Company’s management has concluded that the deferred tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The components of the net deferred tax liability reported in Other liabilities in the accompanying Consolidated Statement of Financial Position as of December 31, 2013 and 2012, are as follows (in millions):

	2013	2012
Deferred tax assets:
Future policyholder benefits	$770	$798
Employee and agents benefits	69	74
Other	19	30

Gross deferred tax assets	858	902

Deferred tax liabilities:
DAC	683	318
Investments	656	2,142
Other	187	170

Gross deferred tax liabilities	1,526	2,630

Net deferred tax liability	$668	$1,728

The Company has no net operating or capital loss carryforwards.

The Company’s federal income tax returns are routinely examined by the IRS and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 2007. In 2013, the IRS began its examination of tax years 2008 through 2010. There were no material effects on the Company’s consolidated financial position and results of operations as a result of these audits. The Company believes that its recorded income tax liabilities are adequate for all open years.

A reconciliation of the beginning and ending amount of unrecognized tax benefits at December 31, 2013, 2012 and 2011 are as follows (in millions):

	2013	2012	2011
Beginning of period balance	$71	$71	$69
Reductions for tax positions of prior years	–	–	(2)
Additions for tax positions of prior year	3	–	–
Additions for tax positions of current year	–	–	4
Settlements with tax authorities	(3)	–	–

End of period balance	$71	$71	$71

As of December 31, 2013, 2012 and 2011, the Company had unrecognized tax benefits that, if recognized, would impact the effective tax rate by $5 million, $2 million and $2 million, respectively. Total interest expense associated with the liability for unrecognized tax benefits was $2 million for the years ended December 31, 2013, 2012 and 2011, and are included in Income tax expense in the accompanying Consolidated Statement of Operations. At December 31, 2013, 2012 and 2011, the Company had $12 million, $9 million and $7 million, respectively, of accrued interest associated with the liability for unrecognized tax benefits, which are reported in Other liabilities the accompanying Consolidated Statement of Financial Position. The $3 million increase from December 31, 2012 in accrued interest associated with the liability for unrecognized tax benefits is the result of an increase of $2 million of interest expense and a $1 million increase resulting from settlements with tax authorities. The $2 million increase from December 31, 2011 in accrued interest associated with the liability for unrecognized tax benefits is the result of interest expense. The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next twelve months.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

NOTE 17 — DEBT

Debt consisted of the following at December 31, 2013 and 2012 (in millions):

	2013	2012
Recourse debt
Promissory note — Aeolus	$2	$3

Total recourse debt	2	3

Non-recourse debt
Other	1	1

Total non-recourse debt	1	1

Total debt	$3	$4

Recourse Debt

The Company issued a promissory note on November 1, 2006, in the amount of $8 million at a fixed interest rate of 5.5% per annum in connection with the purchase of a membership interest in Aeolus Wind Power II LLC. The note calls for the Company to make quarterly payments of principal and interest with the first installment paid on January 31, 2007 and the final installment due on July 31, 2016. The note may not be prepaid in whole or in part and there are no collateral requirements. The carrying amount of the note was $2 million and $3 million at December 31, 2013 and 2012, respectively.

Non-Recourse Debt

At December 31, 2013 and 2012, the Company was required to consolidate one structured investment in which the Company is considered the primary beneficiary with an outstanding debt balance of $1 million and $1 million, respectively. Refer to Note 6 — Investments.

NOTE 18 — SUPPLEMENTAL CASH FLOW INFORMATION

Income taxes paid were $276 million, $233 million and $102 million during 2013, 2012 and 2011, respectively.

Total interest paid was $12 million, $17 million and $16 million during 2013, 2012 and 2011, respectively.

Non-cash transactions

In 2012, the Company determined it had misstated certain cash and non-cash items in 2011 within and between “Net cash provided by operating activities” and “Net cash used in investing activities” in the Company’s Consolidated Statement of Cash Flows and, therefore, such items were corrected for the year ended December 31, 2011. Although the Company does not consider these amounts to be material, the 2011 amounts were revised to conform to the current year presentation. As a result of the correction, “Net cash provided by operating activities” decreased by $153 million, and “Net cash used by investing activities” increased by $153 million due to the removal of capitalized interest on bonds which is a non-cash transaction.

In addition, offsetting adjustments of $5,299 million for the year ended December 31, 2011, were made to the “proceeds from” and “cost of” investments purchased within the investing section of the cash flow statement. These adjustments relate to the removal of “to be announced” (“TBA”) security purchase and sale commitments as they are non-cash transactions and the removal of dollar roll transactions as this is financing not investing

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

activity. This correction of the Company’s Consolidated Statement of Cash Flows did not impact the Company’s previously reported Consolidated Statement of Operations or the Consolidated Statement of Financial Position and, in particular, “Cash and cash equivalents” reported at the end of 2011 in the Company’s Consolidated Statement of Cash Flows remain unchanged.

There was a non-cash capital contribution transaction of $177 million in the form of the release of intercompany payables for the year ended December 31, 2011 from New York Life.

For the year ended December 31, 2013, the Company did not have other non-cash investing transactions.

Other non-cash investing transaction were $3 million for the year ended December 31, 2012, related to non-cash acquisitions of foreclosed property and non-redeemable preferred stock. Other non-cash investing transactions were $7 million for the year ended December 31, 2011, primarily related to transfers between mortgage loans, real estate and other invested assets.

NOTE 19 — STATUTORY FINANCIAL INFORMATION

The NAIC Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted practices by the state of Delaware. Prescribed statutory accounting practices include state laws and regulations. Permitted statutory accounting practices encompass accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The state of Delaware has adopted all prescribed accounting practices found in NAIC SAP. The Company has one permitted practice related to certain separate account assets that are valued at book value instead of market value.

A reconciliation of the Company’s statutory surplus at December 31, 2013 and 2012 between NAIC SAP and practices prescribed or permitted by the Department is shown below (in millions):

	2013	2012
Statutory Surplus, Delaware Basis	$6,748	$6,399
State prescribed or permitted practices:
Presenting Guaranteed and Variable Universal Life Separate Accounts at book value	108	415

Statutory Surplus, NAIC SAP	$6,856	$6,814

Statutory net income for the years ended December 31, 2013, 2012 and 2011 was $798 million, $639 million and $294 million, respectively.

The Company is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends cannot be declared or distributed which exceed the greater of ten percent of the Company’s surplus or one hundred percent of net gain from operations. The Company did not pay or declare a dividend to its sole shareholder, New York Life, at December 31, 2013 or 2012. As of December 31, 2013, the amount of available and accumulated funds derived from earned surplus from which the Company can pay dividends is $2,795 million. The maximum amount of dividends that may be paid in 2014 without prior approval is $787 million.

NOTE 20 — SUBSEQUENT EVENTS

As of March 13, 2014, the date the financial statements were available to be issued, there have been no events occurring subsequent to the close of the Company’s books or accounts for the accompanying consolidated financial statements that would have a material effect on the financial condition of the Company.

Independent Auditor’s Report

To the Board of Directors and Stockholder of

New York Life Insurance and Annuity Corporation:

We have audited the accompanying consolidated financial statements of New York Life Insurance and Annuity Corporation and its subsidiaries (the “Company”), which comprise the consolidated statement of financial position as of December 31, 2013 and 2012, and the related consolidated statement of operations, of comprehensive income, of equity and of cash flows for each of the three years in the period ended December 31, 2013.

Management’s Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation and its subsidiaries at December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2013 in accordance with accounting principles generally accepted in the United States of America.

Emphasis of Matter

As discussed in Note 5 to the consolidated financial statements, the Company changed the manner in which it accounts for the deferral of acquisition costs in 2012.

As disclosed in Note 11 to the consolidated financial statements, the Company has significant transactions with New York Life Insurance Company and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

March 13, 2014

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(NYLIAC) NI070

PART C. OTHER INFORMATION

ITEM 26.	EXHIBITS

Board of Directors Resolution

(a)	Resolution of the Board of Directors of NYLIAC establishing the Separate Account — Previously filed as Exhibit 1.(1) to Registrant’s initial Registration Statement on Form S-6, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(1) to Registrant’s Post-Effective Amendment No. 4 on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 033-64410), filed 4/25/97 and incorporated herein by reference.

(b)	Custodian Agreements. Not applicable.

(c)	Underwriting Contracts.

(c)(1)	Distribution Agreement between NYLIFE Securities Inc. and NYLIAC — Previously filed as Exhibit 1.(3)(a) to Post-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 002-86084), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(3)(a)(1) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 033-64410), filed 4/25/97 and incorporated herein by reference.

(c)(2)	Distribution Agreement between NYLIFE Distributors Inc. and NYLIAC — Previously filed as Exhibit (3)(b) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 4/18/96 and incorporated herein by reference.

(c)(3)	Distribution and Underwriting Agreement, dated April 27, 2006, between New York Life Insurance and Annuity Corporation and NYLIFE Distributors LLC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (c)(3) to Post-Effective Amendment No. 16 on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

(d)	Contracts.

(d)(1)	Form of Policy for New York Life Variable Universal Life Accumulator (No. 308-30) — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(1) to the initial Registration Statement on Form N-6, for NYLIAC Variable Universal Life Separate Account-I (File No. 333-147707), filed 11/29/07 and incorporated herein by reference.

(d)(2)	Form of Policy for New York Life Survivorship Variable Universal Life Accumulator (No. 308-150) — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(3) to the initial Registration Statement on Form N-6, for NYLIAC Variable Universal Life Separate Account-I (File No. 333-147707), filed 11/29/07 and incorporated herein by reference.

(d)(3)	Monthly Deduction Waiver (MDW) Rider (No. 308-320) — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(5) to the initial Registration Statement on Form N-6, for NYLIAC Variable Universal Life Separate Account-I (File No. 333-147707), filed 11/29/07 and incorporated herein by reference.

(d)(4)	Guaranteed Insurability Rider — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(5)(g) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 7/23/99 and incorporated herein by reference.

(d)(5)	Living Benefits Rider — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(5)(h) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 7/23/99 and incorporated herein by reference.

(d)(6)	Insurance Exchange Rider (IER) — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.5(i) to the Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 7/23/99 and incorporated herein by reference.

(d)(7)	Spouse’s Paid-Up Insurance Purchase Option (SPPO) Rider (No. 305-375) — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(9) to the initial Registration Statement on Form N-6, for NYLIAC Variable Universal Life Separate Account-I (File No. 333-147707), filed 11/29/07 and incorporated herein by reference.

(d)(8)	Life Estension Benefit (LEB) Rider (No. 308-350) — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(10) to the initial Registration Statement on Form N-6, for NYLIAC Variable Universal Life Separate Account-I (File No. 333-147707), filed 11/29/07 and incorporated herein by reference.

(d)(9)	Guaranteed Minimum Death Benefit (GMDB) Rider (No. 308-296) for New York Life Variable Universal Life Accumulator — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(11) to the initial Registration Statement on Form N-6, for NYLIAC Variable Universal Life Separate Account-I (File No. 333-147707), filed 11/29/07 and incorporated herein by reference.

(d)(10)	Guaranteed Minimum Death Benefit (GMDB) Rider (No. 308-295) for New York Life Survivorship Variable Universal Life Accumulator — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(12) to the initial Registration Statement on Form N-6, for NYLIAC Variable Universal Life Separate Account-I (File No. 333-147707), filed 11/29/07 and incorporated herein by reference.

(d)(11)	Term Insurance on Other Covered Insured (OCI) Rider (No.308-340) — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(13) to the initial Registration Statement on Form N-6, for NYLIAC Variable Universal Life Separate Account-I (File No. 333-147707), filed 11/29/07 and incorporated herein by reference.

(d)(12)	Accidental Death Benefit (ADB) Rider — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.5(a) to the Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 7/23/99 and incorporated herein by reference.

(d)(13)	Level First To Die Term (FTD) Rider — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1. (5)(c)(2) to Registrant’s Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-39157), filed 4/3/98 and incorporated herein by reference.

(d)(14)	Estate Protection Rider (EPR) (No. 308-405) — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(16) to the initial Registration Statement on Form N-6, for NYLIAC Variable Universal Life Separate Account-I (File No. 333-147707), filed 11/29/07 and incorporated herein by reference.

(d)(15)	Overloan Protection Rider (OLP) (No. 308-940) — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(17) to the initial Registration Statement on Form N-6, for NYLIAC Variable Universal Life Separate Account-I (File No. 333-147707), filed 11/29/07 and incorporated herein by reference.

(d)(16)	Childern’s Insuance (CI) Rider (No. 793-345) — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(18) to the initial Registration Statement on Form N-6, for NYLIAC Variable Universal Life Separate Account-I (File No. 333-147707), filed 11/29/07 and incorporated herein by reference.

(d)(17)	Guaranteed Minimum Accumulation Benefit (GMAB) Rider (No. 312-670) — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(14) to Post-Effective Amendment No. 4 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-166664), filed 3/1/12 and incorporated herein by reference.

(d)(18)	Waiver of Specified Premium (WSP) Rider (No. 312-321) — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(15) to Post-Effective Amendment No. 4 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-166664), filed 3/1/12 and incorporated herein by reference.

(d)(19)	Form of Policy for Flexible Premium Variable Universal Life Insurance (No. 308-30) — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(20) to Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 for NYLIAC Variable Universal Life Separate Account — I (File No. 333-147707), filed 4/26/12 and incorporated herein by reference.

(d)(20)	Form of Policy for Flexible Premium Survivorship Variable Universal Life Insurance (No. 308-150) — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(21) to Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 for NYLIAC Variable Universal Life Separate Account — I (File No. 333-147707), filed 4/26/12 and incorporated herein by reference.

(e)	Applications.

(e)(1)	Form of application for a Policy — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(10) to the initial registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 3/19/01 and incorporated herein by reference.

(e)(2)	Form of application for a Policy (No. 209-500) — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (e)(2) to the initial Registration Statement on Form N-6, for NYLIAC Variable Universal Life Separate Account-I (File No. 333-147707), filed 11/29/07 and incorporated herein by reference.

(e)(3)	Form of application for a Policy (No. 204-500) — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (e)(1) to the initial Registration Statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No.333-156513), filed 12/30/08 and incorporated herein by reference.

(e)(4)	Form of Application for a Policy (No. 211-500) — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (e)(4) to to Post-Effective Amendment No. 5 to the Registration Statement on Form N-6 for NYLIAC Variable Universal Life Separate Account — I (File No. 333-156513), filed 4/17/12 and incorporated herein by reference.

(f)	Depositor’s Certificate of Incorporation and By-Laws.

(f)(1)	Restated Certificate of Incorporation of NYLIAC — Previously filed as Exhibit (6)(a) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 002-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(6)(a) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(f)(1)(a)	Amended and Restated Certificate of Incorporation of NYLIAC (executed May 1, 2009) - Previously filed as Exhibit 6(a)(1) to the registration statement on Form N-4 for the NYLIAC MFA Separate Account - I (File No. 2-86083), filed 4/12/13 and incorporated herein by reference.

(f)(2)	By-Laws of NYLIAC — Previously filed as Exhibit (6)(b) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 002-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(6)(b) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(f)(2)(a)	Amendments to By-Laws of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), filed 4/3/98 and incorporated herein by reference.

(f)(2)(b)	Amended and Restated By-Laws of NYLIAC (executed May 1, 2009) - Previously filed as Exhibit 6(b)(3) to the registration statement on Form N-4 for the NYLIAC MFA Separate Account - I (File No. 2-86083), filed 4/12/13 and incorporated herein by reference.

(g)	Reinsurance Contracts.

Specimen Automatic Reinsurance Agreement between NYLIAC and Certain Reinsurers Relating to Certain NYLIAC Variable Universal Life Policies — Previously filed in accordance with Regulation S-T, CFR 232.102(e) as Exhibit (g)(4) to Post-Effective Amendment No. 8 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 4/16/03 and incorporated herein by reference.

(h)	Participation Agreements.

(h)(1)	Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) — Previously filed as Exhibit 1.(9) to Registrant’s Pre-Effective Amendment No. 1 on Form S-6, refiled as Exhibit 1.(9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(h)(2)	Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(9)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(h)(3)	Participation Agreement between Janus Aspen Series and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(h)(4)	Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(h)(5)	Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and NYLIAC, as amended, dated November 23, 2009 — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(f) to Post-Effective Amendment No. 24 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/12/10 and incorporated herein by reference.

(h)(6)	Form of Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Associates, Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(h) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/16/98 and incorporated herein by reference.

(h)(7)	Form of Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(i) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/16/98 and incorporated herein by reference.

(h)(8)	Form of Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(j) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/16/98 and incorporated herein by reference.

(h)(9)	Form of Participation Agreement among Dreyfus Investment Portfolios, The Dreyfus Corporation, Dreyfus Service Corporation and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(r) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(h)(10)	Form of Substitution Agreement among NYLIAC, MainStay Management LLC, and New York Life Investment Management LLC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(s) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(h)(11)	Participation Agreement among Acacia Capital Corporation, Calvert Asset Management Company, Inc. and NYLIAC, as amended — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(9)(b)(1) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(h)(12)	Amendment dated 9/27/02 to Stock Sale Agreement dated 6/4/93 between NYLIAC and MainStay VP Series Fund, Inc. — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(n) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 4/9/03 and incorporated herein by reference.

(h)(13)	Participation Agreement among New York Life Insurance and Annuity Corporation, MainStay VP Series Fund, Inc., and New York Life Investment Management LLC dated 10/7/04 — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(y) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.

(h)(14)	Form of Participation Agreement among Royce Capital Fund, Royce & Associates, LLC and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(19) to Post-Effective Amendment No. 10 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 6/25/04 and incorporated herein by reference.

(h)(15)	Form of Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(22) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 9/15/05 and incorporated herein by reference.

(h)(16)	Form of Participation Agreement, dated May 1, 2007, among New York Life Insurance and Annuity Corporation, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(26) to Post-Effective Amendment No. 17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/18/07 and incorporated herein by reference.

(h)(17)	Form of Participation Agreement, dated May 1, 2007, among New York Life Insurance and Annuity Corporation, DWS Variable Series I, DWS Variable Series II, and DWS Investments VIT Funds, DWS Scudder Distributors, Inc. and Deutsche Investment Management Americas Inc. — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(27) to Post-Effective Amendment No. 17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/18/07 and incorporated herein by reference.

(h)(18)	Form of Participation Agreement among NYLIAC, PIMCO Variable Insurance Trust and PIMCO Advisors Distributors LLC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(17) to Post-Effective Amendment No. 9 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/14/04 and incorporated herein by reference.

(h)(19)	Form of Fund Participation Agreement, dated March 25, 2011, and effective as of May 1, 2011, between BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC, and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 8(b)(b) to Post-Effective Amendment No. 25 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account — I (File No. 033-53342), filed 4/14/11 and incorporated herein by reference.

(h)(20)	Form of Fund Participation Agreement among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(q) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(h)(21)	Form of Fund Participation Agreement, dated August 14, 2006, among New York Life Insurance and Annuity Corporation, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P. — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(25) to Post-Effective Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

(i)	Administrative Contracts.

(i)(1)	Service Agreement between Fred Alger Management, Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(1) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(2)	Administrative Services Agreement between Dreyfus Corporation and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(2) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(3)	Administrative Services Agreement between Janus Capital Corporation and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(3) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(4)	Services Agreement between New York Life Investment Management LLC and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(4) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(5)	Administrative Services Agreement between T. Rowe Price Associates, Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(5) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(6)	Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(6) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(7)	Administrative Services Agreement between Massachusetts Financial Services Company and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(8) to Post-Effective Amendment No. 3 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 2/12/03 and incorporated herein by reference.

(i)(8)	Administrative and Shareholder Services Agreement between Van Eck Worldwide Insurance Trust and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(10) to Post-Effective Amendment No. 3 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 2/12/03 and incorporated herein by reference.

(i)(9)	Addendum to the Participation Agreement among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(11) to Post-Effective Amendment No. 3 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 2/12/03 and incorporated herein by reference.

(i)(10)	Administrative Services Agreement between New York Life Investment Management LLC and NYLIAC dated 1/1/05 — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(w) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.

(i)(11)	Administrative Services Agreement by and between Royce & Associates, LLC and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(u) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/12/05 and incorporated herein by reference.

(i)(12)	Form of Service Agreement by and between AIM Advisors, Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(18) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 9/15/05 and incorporated herein by reference.

(i)(13)	Form of Administrative Services Agreement, dated May 1, 2007, among New York Life Insurance and Annuity Corporation, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(23) to Post-Effective Amendment No. 17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/18/07 and incorporated herein by reference.

(i)(14)	Administrative Services Letter of Agreement, dated May 1, 2007, between Deutsche Investment Manager Americas, Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(14) to Pre-Effective Amendment No. 1 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-147707), filed 4/14/08 and incorporated herein by reference.

(i)(15)	Administrative Service Agreement between Morgan Stanley & Co. Incorporated and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(15) to Pre-Effective Amendment No. 1 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-147707), filed 4/14/08 and incorporated herein by reference.

(i)(16)	Services Agreement between PIMCO Variable Insurance Trust and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(13) to Post-Effective Amendment No. 10 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 4/13/05 and incorporated herein by reference.

(i)(17)	Form of Administrative Services Agreement, dated March 25, 2011, and effective as of May 1, 2011, between BlackRock Advisors, LLC and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 8(a)(a) to Post-Effective Amendment No. 25 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account — I (File No. 033-53342), filed 4/14/11 and incorporated herein by reference.

(i)(18)	Form of Distribution and Administrative Services Agreement, Class S Shares, between Neuberger Berman Management, Inc. and NYLIAC -Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(w) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(i)(19)	Amended and Restated Administrative Services Agreement between New York Life Investment Management LLC and NYLIAC, dated February 17, 2012 – Previously filed in accordance with Regulation S-T 17 CFR 232.102(e) as Exhibit (8)(c)(c) to Post-Effective Amendment No. 26 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account – I (File No. 033-53342), filed 4/11/12 and incorporated herein by reference.

(i)(20)	Form of Service Agreement, dated May 1, 2007, between Delaware Distributors, L.P. and New York Life Insurance and Annuity Corporation — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(22) to Post-Effective Amendment No. 17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed 4/18/07 and incorporated herein by reference.

(j)	Other Material Contracts.

(j)(1)	Powers of Attorney for Andrew F. Amenn, Corporate Vice President and Controller of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(1) to Post-Effective Amendment No. 24 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 4/11/2014 and incorporated herein by reference.

(j)(2)	Powers of Attorney for David G. Bedard, Director of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(2) to Post-Effective Amendment No. 24 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 4/11/2014 and incorporated herein by reference.

(j)(3)	Powers of Attorney for Christopher O. Blunt, Director, Executive Vice President and Co-President of Insurance and Agency Group of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(3) to Post-Effective Amendment No. 24 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 4/11/2014 and incorporated herein by reference.

(j)(4)	Powers of Attorney for Frank M. Boccio, Director and Executive Vice President of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(4) to Post-Effective Amendment No. 24 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 4/11/2014 and incorporated herein by reference.

(j)(5)	Powers of Attorney for John T. Fleurant, Director, Executive Vice President and Chief Financial Officer of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(5) to Post-Effective Amendment No. 24 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 4/11/2014 and incorporated herein by reference.

(j)(6)	Powers of Attorney for Robert M. Gardner, Director of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(6) to Post-Effective Amendment No. 24 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 4/11/2014 and incorporated herein by reference.

(j)(7)	Powers of Attorney for Matthew M. Grove, Director and Senior Vice President of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(7) to Post-Effective Amendment No. 24 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 4/11/2014 and incorporated herein by reference.

(j)(8)	Powers of Attorney for John Y. Kim, Director, Executive Vice President and President of Investments Group of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(8) to Post-Effective Amendment No. 24 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 4/11/2014 and incorporated herein by reference.

(j)(9)	Powers of Attorney for Steven D. Lash, Director and Senior Vice President of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(9) to Post-Effective Amendment No. 24 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 4/11/2014 and incorporated herein by reference.

(j)(10)	Powers of Attorney for Theodore A. Mathas, Director, Chairman and President of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(10) to Post-Effective Amendment No. 24 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 4/11/2014 and incorporated herein by reference.

(j)(11)	Powers of Attorney for Mark W. Pfaff, Director, Executive Vice President and Co-President of Insurance and Agency Group of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(11) to Post-Effective Amendment No. 24 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 4/11/2014 and incorporated herein by reference.

(j)(12)	Powers of Attorney for Arthur H. Seter, Director, Senior Vice President and Chief Investment Officer of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(12) to Post-Effective Amendment No. 24 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 4/11/2014 and incorporated herein by reference.

(j)(13)	Powers of Attorney for Joel M. Steinberg, Director, Senior Vice President, Chief Risk Officer and Chief Actuary of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(13) to Post-Effective Amendment No. 24 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 4/11/2014 and incorporated herein by reference.

(j)(14)	Powers of Attorney for Susan A. Thrope, Director of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(14) to Post-Effective Amendment No. 24 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 4/11/2014 and incorporated herein by reference.

(k)	Legal Opinion.

Opinion and consent of Thomas F. English, Esq. — Filed herewith.

(l)	Actuarial Opinion.

Opinion and consent of Karin A. Bombard, Actuary — Filed herewith.

(m)	Calculation.

(m)(1)	Sample Calculation of Illustrations for Accumulator VUL — Filed herewith.

(m)(2)	Sample Calculation of Illustrations for Accumulator SVUL — Filed herewith.

(n)	Other Opinions.

(n)	Consent of PricewaterhouseCoopers LLP — Filed herewith.

(o)	Omitted Financial Statements.

Not applicable.

(p)	Initial Capital Agreements.

Not applicable.

(q)	Redeemability Exemption.

(q)	Memorandum describing NYLIAC’s issuance, transfer and redemption procedures for the Policies Pursuant to
Rule 6e-3(T)(b)(12)(iii) — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (q) to Post-Effective Amendment No. 12 to the Registration Statement on Form N-6 for NYLIAC Variable Universal Life Separate Account — I (File No. 333-147707), filed 11/18/13 and incorporated herein by reference.

ITEM 27.	DIRECTORS AND OFFICERS OF THE DEPOSITOR

The principal business address of each director and officer of NYLIAC is 51 Madison Avenue, New York, NY 10010.

Name:	Title:
Mathas, Theodore A.	Director, Chairman & President
Bedard, David G.	Director
Blunt, Christopher O.	Director, Executive Vice President & Co-President of Insurance and Agency Group
Boccio, Frank M.	Director & Executive Vice President
Fleurant, John T.	Director, Executive Vice President & Chief Financial Officer
Gardner, Robert M.	Director
Grove, Matthew M.	Director & Senior Vice President
Kim, John Y.	Director, Executive Vice President & President Investments Group
Lash, Steven D.	Director & Senior Vice President
Pfaff, Mark W.	Director, Executive Vice President & Co-President of Insurance and Agency Group
Seter, Arthur H.	Director, Senior Vice President & Chief Investment Officer
Steinberg, Joel M.	Director, Senior Vice President, Chief Risk Officer & Chief Actuary
Thrope, Susan A.	Director
Ashe, Christopher	Senior Vice President
Banaszek, Annamaria	Senior Vice President
Bennett, Joseph M.	Senior Vice President
Berlin, Scott L.	Senior Vice President
Cole, Thomas	Senior Vice President
Del Secolo, Michael	Senior Vice President & Chief Technology Officer
DeSanto, Craig L.	Senior Vice President & Actuary
DiMella, Robert A.	Senior Vice President
DiRago, John C.	Senior Vice President
English, Thomas F.	Senior Vice President & Chief Legal Officer
Fisher, Stephen P.	Senior Vice President
Girard, Thomas J.	Senior Vice President
Hebron, Robert J.	Senior Vice President
Hendry, Thomas A.	Senior Vice President & Treasurer
Lawton, Drew E.	Senior Vice President
Loffredo, John M.	Senior Vice President
Malloy, Anthony R.	Senior Vice President
McInerney, Barbara J.	Senior Vice President & Chief Compliance Officer
Oleske, Michael M.	Senior Vice President & Chief Tax Counsel
Paternoster, Susan L.	Senior Vice President
Pell, Gideon A.	Senior Vice President
Phlegar, Jeffrey S.	Senior Vice President
Roberts, Dan C.	Senior Vice President
Rocchi, Gerard A.	Senior Vice President
Senser, Jerrold K.	Senior Vice President
Shively, George S.	Senior Vice President
Talgo, Mark W.	Senior Vice President
Warren, Julia A.	Senior Vice President
Yoon, Jae	Senior Vice President
Abramo, Stephen	Vice President
Ascione, Mitchell P.	Vice President
Attias, Steven	Vice President & Chief Information Security Officer
Bain, Karen A.	Vice President - Tax
Bartlett, Judy R.	Vice President & Associate Legal Officer
Barton, Jacqueline M.	Vice President
Bonvouloir, John	Vice President
Brill, Elizabeth	Vice President & Actuary
Carbone, Jeanne M.	Vice President
Carey, Christopher H.	Vice President
Chen, Roger	Vice President
Cohen, Louis N.	Vice President
Cristallo, James J.	Vice President & Actuary
Cunningham, Paul K.	Vice President
DeToro, Karen J.	Vice President
Dial, Robert H.	Vice President
Diaz, Mayra L.	Vice President
Donnelly, Kathleen A.	Vice President
Dubrow, Michael G.	Vice President
Feinstein, Jonathan	Vice President
Ferguson, Robert E.	Vice President
Ferraro, Anthony	Vice President & Actuary
Fitzgerald, Edward J.	Vice President
Fong, Michael	Vice President & Actuary
Frawley, Stephanie A.	Vice President
Furlong, Brian	Vice President
Gangemi, Thomas J.	Vice President
Gardner, Robert M.	Vice President
Goldstein, Ross M.	Vice President
Grecco, Nicholas	Vice President
Greene, Paul G.	Vice President
Hamrick, Jane L.	Vice President & Actuary
Hoffman, Eric S.	Vice President
Huang, Dylan W.	Vice President & Actuary
Hynes, Joseph E.	Vice President
Hynes, Robert J.	Vice President
Karmen, Robert	Vice President & Associate Legal Officer
Kimble, Michael	Vice President
Koltisko, Joseph D.	Vice President
Kraus, Linda M.	Vice President
Kravitz, Jodi L.	Vice President & Actuary
Kuan, Melissa	Vice President
Lackey, Michael P.	Vice President
Lamp, Karen J.	Vice President & Associate Legal Officer
Leber, Richard B.	Vice President, Associate Legal Officer & Assistant Secretary
Lenz, Scott L.	Vice President & Associate Tax Counsel
Loutrel, Brian C.	Vice President & Chief Privacy Officer
Lynn, Eric J.	Vice President & Actuary
Marinaccio, Ralph S.	Vice President
McDermott, Gail A.	Vice President
McGinnis, Timothy M.	Vice President
McNamara, Stephen J.	Vice President & Actuary
Moffitt, Eric A.	Vice President
Morris, Ryan J.	Vice President & Actuary
Multer, Corey B.	Vice President
Murphy, Marijo F.	Vice President
Nachman, Charles E.	Vice President
Navarro, Kathleen	Vice President
Pasyanos, Nicholas	Vice President & Actuary
Perry, Valerie L.	Vice President - Underwriting
Petty, Mike	Vice President
Quartararo, Paul	Vice President & Chief Medical Officer
Reimer, Linda M.	Vice President & Associate Legal Officer
Rubin, Janis C.	Vice President
Rzad, Amaury J.	Vice President
Schwartz, Richard C.	Vice President & Actuary
Scialabba, Angelo J.	Vice President
Seewald, Scott R.	Vice President
Shannon, Joseph J.	Vice President
Silber, Irwin	Vice President & Actuary
Smith, Kevin M.	Vice President
Sorg, Thomas C.	Vice President
Suryapranata, Monica	Vice President & Actuary
Tate, William P.	Vice President
Troeller, Thomas J.	Vice President & Actuary
Vaccaro, John	Vice President
Wagenseil, Taylor	Vice President
Wagner, Robin M.	Vice President
Walsh, Richard M.	Vice President
Weinstein, Scott W.	Vice President
Wion, Matthew D.	Vice President & Actuary
Yashnyk, Michael A.	Vice President
Zeng, Paul	Vice President & Actuary
Tillotson, Sandra G.	Associate Legal Officer
Bidwell, Anna Louise	Associate Legal Officer & Secretary

ITEM 28.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Depositor, NYLIAC, is a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”). The Registrant is a segregated asset account of NYLIAC. The following chart indicates persons presumed to be controlled by New York Life(+), unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly, and ownership is 100% unless otherwise indicated.

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
ICAP Funds Inc.	Maryland
The MainStay Funds(1)	Massachusetts
MainStay VP Funds Trust(1)(2)	Maryland
MainStay Funds Trust	Delaware
New York Life Insurance and Annuity Corporation	Delaware
Pacific Square Investments LLC	Delaware
29 Park Investments No. 2 Limited	Cayman Islands
NYLIFE LLC	Delaware
Eagle Strategies LLC	Delaware

(1)	Registered investment company as to which New York Life (“NYL”) and/or its subsidiaries perform one or more of the following services: investment management, administrative, distribution, transfer agency and underwriting services. It is not a subsidiary of NYL and is included for informational purposes only.
(2)	New York Life Investment Management LLC serves as investment adviser to this entity, the shares of which are held of record by separate accounts of NYLIAC. New York Life disclaims any beneficial ownership and control of this entity. New York Life and NYLIAC as depositors of said separate accounts have agreed to vote their shares as to matters covered in the proxy statement in accordance with voting instructions received from holders of variable annuity and variable life insurance policies at the shareholders meeting of this entity. It is not a subsidiary of New York Life, but is included here for informational purposes only.
(+)	By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-6.

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
(NYLIFE LLC subsidiaries cont.)
New York Life Capital Corporation	Delaware
NYL Management Limited	United Kingdom
NYLUK I Company	United Kingdom
NYLUK II Company	United Kingdom
Gresham Mortgage	United Kingdom
W Construction Company	United Kingdom
WUT	United Kingdom
WIM (AIM)	United Kingdom
New York Life Trust Company	New York
NYL Executive Benefits LLC	Delaware
NYLIFE Securities LLC	Delaware
NYLINK Insurance Agency Incorporated	Delaware

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
Biris Holdings LLC	(Delaware)
NYL Investors LLC	(Delaware)
NYL Wind Investments LLC	(Delaware)
New York Life Short Term Fund[1]	(New York)
NYLIFE Insurance Company of Arizona	(Arizona)
29 Park Investments No. 1 Limited	(Cayman Islands)
New York Life Insurance and Annuity Corporation	(Delaware)
Pacific Square Investments LLC	(Delaware)
29 Park Investments No. 2 Limited	(Cayman Islands)
New York Life Enterprises LLC	(Delaware)
SEAF Sichuan SME Investment Fund LLC	(Delaware)	(39.98%)
New York Life International Holdings Limited	(Mauritius)	(8%)[2]
New York Life International India Fund (Mauritius) LLC	(Mauritius)	(92.97%)
NYL Cayman Holdings Ltd.	(Cayman Islands)
NYL Worldwide Capital Investments LLC	(Delaware)
NYLIFE Thailand, Inc.	(Delaware)
PMCC Ltd.	(Thailand)	(100%)
NYLI-VB Asset Management Co. (Mauritius) LLC	(Mauritius)	(90%)
Seguros Monterrey New York Life, S.A. de C.V.	(Mexico)	(99.998%)[3]
Administradora de Conductos SMNYL, S.A. de C.V.	(Mexico)	(99%)
Agencias de Distribucion SMNYL, S.A. de C.V.	(Mexico)	(99%)
New York Life Investment Management Holdings LLC	(Delaware)
Institutional Capital LLC	(Delaware)
MacKay Shields LLC	(Delaware)
MacKay Shields Core Plus Opportunities Fund GP LLC	(Delaware)
MacKay Shields Core Plus / Opportunities Fund LP	(Delaware)
MacKay Municipal Managers Opportunities GP LLC	(Delaware)
MacKay Municipal Opportunities Master Fund, L.P.	(Delaware)
MacKay Municipal Opportunities Fund, L.P.	(Delaware)
MacKay Municipal Managers Credit Opportunities GP LLC	(Delaware)
MacKay Municipal Credit Opportunities Master Fund, L.P.	(Delaware)
MacKay Municipal Credit Opportunities Fund, L.P.	(Delaware)
MacKay Municipal Short Term Opportunities Fund GP LLC	(Delaware)
MacKay Municipal Short Term Opportunities Fund LP	(Delaware)
Plainview Funds plc	(Ireland)	(50%) (MacKay Shields Employee: 50%)
MacKay Shields High Yield Active Core Fund GP LLC	(Delaware)
MacKay Shields High Yield Active Core Fund LP	(Delaware)
MacKay Shields Credit Strategy Fund Ltd	(Cayman Islands)
MacKay Shields Defensive Bond Arbitrage Fund Ltd.	(Bermuda)	(18.64%)[4]
MacKay Shields Core Plus Opportunities Fund Ltd.	(Cayman Islands)
MacKay Shields General Partner (L/S) LLC	(Delaware)
MacKay Shields Long/Short Fund LP	(Delaware)
MacKay Shields Long/Short Fund (Master) LP	(Delaware)
MacKay Shields Long/Short Fund (QP) LP	(Delaware)
MacKay Shields Long/Short Fund (Offshore) LP	(Cayman Islands)
MacKay Shields Credit Strategy Partners LP	(Delaware)
MacKay Shields Core Fixed Income Fund GP LLC	(Delaware)
MacKay Shields Core Fixed Income Fund LP	(Delaware)
MacKay Shields Income Opportunities Fund GP, LLC	(Delaware)
MacKay Shields Income Opportunities Delaware Fund, L.P.	(Delaware)
MacKay Shields Income Opportunities Master Fund I, L.P.	(Delaware)
MacKay Shields Income Opportunities Master Fund II, L.P.	(Delaware)
MacKay Shields Income Opportunities Master Fund III, L.P.	(Delaware)
MacKay Shields Income Opportunities SPV 2, LLC	(Delaware)
MacKay Shields (International) Ltd.	(UK)	(“MSIL”)
MacKay Shields (Services) Ltd.	(UK)	(“MSSL”)
MacKay Shields UK LLP	(UK)	(MSIL: 99%; MSSL: 1%)
MacKay Shields Global Derivatives LLC	(Delaware)
Madison Capital Funding LLC	(Delaware)
Faraday Holdings, LLC	(Delaware)	(17.75%)
Interior Specialists, Inc.	(California)
Heritage Interiors ISI, LLC	(Arizona)
SuperFloors ISI, LLC	(Washington)
IDG Holdco, LLC	(Delaware)	(45.24%)
Identity Group Holdings Corp.	(Delaware)
Identity Group Holdings LLC	(Delaware)
Business Stationery LLC	(Ohio)
IDG, LLC	(Delaware)
SigLet, Inc.	(Delaware)
Redi-Tag Corporation	(California)
Graphics Systems, Inc.	(Kansas)
Scott Sign Systems, Inc.	(Florida)
AdMart Attractions, Inc.	(New York)
MCF Co-Investment GP, LLC	(Delaware)
MCF Co-Investment GP, LP	(Delaware)
Madison Capital Funding Co-Investment Fund, LP	(Delaware)
Madison Avenue Loan Fund GP LLC	(Delaware)
Madison Avenue Loan Fund LP	(Delaware)
MCF Fund I LLC	(Delaware)
PSA-MHF Acquisition, LLC	(Delaware)	(28.3%)
Warwick McAlester Holdings, LLC	(Delaware)
Chancellor Lane, LLC (dba Sullivan Flotation Systems, Inc)	(Delaware)
Electric Avenue, LLC (dba Atlantic-Meeco Holding, Inc.)	(Delaware)
WDC Liquidation Trust	(Control is through MFC acting as Trustee-no voting)
MCF Capital Management LLC (“MCFCMLLC”)	(Delaware)
Young America Holdings, LLC (“YAH”)	(Delaware)	(36.35%)[9]
YAC.ECOM Incorporated	(Minnesota)
Young America, LLC (“YALLC”)	(Minnesota)
Global Fulfillment Services, Inc.	(Arizona)
SourceOne Worldwide, Inc.	(Minnesota)
YA Canada Corporation	(Nova Scotia, Canada)
Cornerstone Capital Management Holdings LLC	(Delaware)
Cornerstone Capital Management, LLC	(Delaware)	(51%)
Madison Square Investors Asian Equity Market Neutral Master Fund Ltd.	(Cayman Is.)
Cornerstone Capital Management Large-Cap Enhanced Index Fund GP, LLC	(Delaware)
Cornerstone Capital Management Large-Cap Enhanced Index Fund, L.P.	(Delaware)
GoldPoint Partners LLC	(Delaware)
New York Life Capital Partners, L.L.C.	(Delaware)
New York Life Capital Partners, L.P.	(Delaware)
New York Life Capital Partners II, L.L.C.	(Delaware)
New York Life Capital Partners II, L.P.	(Delaware)
New York Life Capital Partners III GenPar GP, LLC	(Delaware)
New York Life Capital Partners III GenPar, L.P.	(Delaware)
New York Life Capital Partners III, L.P.	(Delaware)
NYLCAP III RBG Corp.	(Delaware)
New York Life Capital Partners III-A, L.P.	(Delaware)
NYLCAP III-A RBG Corp.	(Delaware)
New York Life Capital Partners IV GenPar GP, LLC	(Delaware)
New York Life Capital Partners IV GenPar, L.P.	(Delaware)
New York Life Capital Partners IV, L.P.	(Delaware)
New York Life Capital Partners IV-A, L.P.	(Delaware)
GoldPoint Partners Co-Investment V GenPar GP LLC	(Delaware)
GoldPoint Partners Co-Investment V GenPar, L.P.	(Delaware)
GoldPoint Partners Co-Investment V, L.P.	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker Holdco A, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker A, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker Holdco B, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker B, LP	(Delaware)
NYLCAP 2010 Co-Invest GenPar GP, LLC	(Delaware)
NYLCAP 2010 Co-Invest GenPar L.P.	(Delaware)
NYLCAP 2010 Co-Invest L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker Holdco A L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker A L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker Holdco B L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker B L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker Holdco C L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker C L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker Holdco D L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker D L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker Holdco E L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker E L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker Holdco F L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker F L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker Holdco G L.P.	(Delaware)
NYLCAP 2010 C0-Invest ECI Blocker G L.P.	(Delaware)
NYLCAP Canada GenPar Inc.	(Canada)
NYLCAP Select Manager Canada Fund, LP	(Canada)
NYLCAP Canada II GenPar Inc.	(Canada)
NYLCAP Select Manager Canada Fund II, L.P.	(Canada)
NYLIM Mezzanine GenPar GP, LLC	(Delaware)
NYLIM Mezzanine GenPar, LP	(Delaware)
New York Life Investment Management Mezzanine Partners, LP	(Delaware)
NYLIM Mezzanine Partners Parallel Fund, LP	(Delaware)
NYLIM Mezzanine Partners II GenPar GP, LLC	(Delaware)
NYLIM Mezzanine Offshore Partners II, LP	(Cayman Islands)
NYLIM Mezzanine Partners II GenPar, LP	(Delaware)
New York Life Investment Management Mezzanine Partners II, LP	(Delaware)
NYLIM Mezzanine II Luxco S.à.r.l.	(Luxembourg)
NYLIM Mezzanine Partners II Parallel Fund, LP	(Delaware)
NYLIM Mezzanine II Parallel Luxco S.à.r.l.	(Luxembourg)
Voice Holdco Ltd.	(Nova Scotia, Canada)	(27%)[9]
Voice Holdings Ltd.	(Nova Scotia, Canada)
Voice Construction Ltd.	(Alberta, Canada)
Voice Construction Opco ULC	(Alberta, Canada)
NYLCAP Mezzanine Partners III GenPar GP, LLC	(Delaware)
NYLCAP Mezzanine Offshore Partners III-S GP, Limited	(Scotland)
NYLCAP Mezzanine Partners III GenPar, LP	(Delaware)
NYLCAP Mezzanine Partners III-K Fund, LP	(Delaware)
NYLCAP Mezzanine Offshore Partners III-S, LP	(Scotland)
NYLCAP Mezzanine Partners III, LP	(Delaware)
NYLCAP Mezzanine III Luxco S.à.r.l.	(Luxembourg)
NYLCAP Mezzanine Partners III Parallel Fund, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest, LP	(Delaware)
NYLCAP Mezzanine III 2012 Luxco S.à.r.l	(Luxembourg)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker Holdco A, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker A, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker Holdco B, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker B, LP	(Delaware)
NYLCAP Mezzanine Offshore Partners III, L.P.	(Cayman Islands)
NYLCAP Select Manager GenPar GP, LLC	(Delaware)
NYLCAP Select Manager GenPar, LP	(Delaware)
NYLCAP Select Manager Fund, LP	(Delaware)
NYLCAP Select Manager Cayman Fund, LP	(Cayman Islands)
NYLCAP Select Manager II GenPar GP, LLC	(Delaware)
NYLCAP Select Manager II GenPar, L.P.	(Cayman Islands)
NYLCAP Select Manager Fund II, L.P.	(Cayman Islands)
NYLCAP India Funding LLC	(Delaware)
NYLIM-JB Asset Management Co., LLC	(Mauritius)	(24.66%)[5]
New York Life Investment Management India Fund II, LLC	(Mauritius)
New York Life Investment Management India Fund (FVCI) II, LLC	(Mauritius)
NYLCAP India Funding III LLC	(Delaware)
NYLIM-Jacob Ballas Asset Management Co. III, LLC	(Mauritius)	(24.66%)[6]
NYLIM Jacob Ballas India Fund III (Mauritius) LLC
NYLIM Jacob Ballas Capital India (FVCI) III (Mauritius) LLC
NYLIM Jacob Ballas India (FII) III (Mauritius) LLC
NYLCAP Holdings	(Mauritius)
Jacob Ballas Capital India PVT. Ltd.	(Mauritius)	(23.30%)
NYLIM Service Company LLC	(Delaware)
NYL Workforce GP LLC	(Delaware)
New York Life Investment Management LLC	(Delaware)
New York Life Investment Management (U.K.) Limited	(United Kingdom)
NYLIM Large Cap Enhanced Index Fund p.l.c.	(Ireland)
NYLIM Fund II GP, LLC	(Delaware)
NYLIM Real Estate Mezzanine Fund II, LP	(Delaware)
NYLIM-TND, LLC	(Delaware)
NYLIM-DCM, LLC	(Delaware)
NYLIM-MM, LLC	(Delaware)
DCM-N, LLC	(Delaware)	(80%)
DCM Warehouse Series A, LLC	(Delaware)
DCM Warehouse Series One, LLC	(Delaware)
Sixteen West Savannah, LLC	(Indiana)
Metropolis II Construction, LLC	(Delaware)
Streets Las Vegas, LLC	(Arizona)	(90%)
NYLIM RE Mezzanine Fund II Investment Corporation	(Delaware)
NYLIM-GCR Fund I, LLC	(Delaware)	(50%)
WFHG GP, LLC	(Delaware)	(50%)
Workforce Housing Fund I-2007 LP	(Delaware)
New York Life Investments International Limited	(Ireland)
New York Life Investment Management Holdings International S.a.r.l	(Luxembourg)
New York Life Investment Management Holdings II International S.a.r.l	(Luxembourg)
New York Life Investment Management Europe S.a.r.l	(Luxembourg)
NYLIFE Distributors LLC	(Delaware)
NYLIM Holdings NCVAD GP, LLC	(Delaware)
McMorgan Northern California Value Add/Development Fund I, L.P.	(Delaware)	(50%)
MNCVAD-IND Greenwood CA LLC	(Delaware)
MNCVAD-IND Concourse CA LLC	(Delaware)
MNCVAD-IND Norris Canyon CA LLC	(Delaware)
MNCVAD-CP Norris Canyon LLC	(Delaware)	(94%)
Private Advisors L.L.C.	(Delaware)	(60%)
Alternative Fund LV, LLC	(Delaware)
Alternative Fund LV II, LLC	(Delaware)
Private Advisors Alternative Asset Fund LLC	(Delaware)
PACIF Carry Parent, LLC	(Delaware)
PACIF Carry, LLC	(Delaware)
PACIF GP, LLC	(Delaware)
Private Advisors Coinvestment Fund, LP	(Delaware)
PACIF II GP, LLC	(Delaware)
Private Advisors Coinvestment Fund II LP	(Delaware)
PACIF II Carry Parent, LLC	(Delaware)
PACIF II Carry, LLC	(Delaware)
PACIF III GP, LLC	(Delaware)
Private Advisors Coinvestment Fund III, LP	(Delaware)
PACIF III Carry Parent, LLC	(Delaware)
PACIF III Carry, LLC	(Delaware)
Private Advisors Distressed Opportunities Fund, L.P.	(Delaware)
PA Hedged Equity Fund, L.P.	(Delaware)
Private Advisors Hedged Equity Fund (QP), L.P.	(Delaware)
Private Advisors Hedged Equity Master Fund	(Delaware)[7]
PAPEF GP, LLC	(Delaware)
Private Advisors Private Equity Fund, L.P.	(Delaware)
PAPEF Carry Parent, LLC	(Delaware)
PAPEF Carry, LLC	(Delaware)
Private Advisors Income Fund, L.P.	(Delaware)
Private Advisors Small Company Buyout Fund, L.P.	(Delaware)	(“PASCBF”)
Private Advisors Alternative Small Company Buyout Fund, L.P.	(Delaware)	(“PAASCBF”)
Small Company Buyout Blocker Corp.	(Delaware)	(“Smallco Blocker”)
Small Company Buyout ECI, LP	(Delaware)	(PASCBF: 88.6%; Smallco Blocker: 11.4%)
Small Company Buyout Holding, LP	(Delaware)	(PASCBF: 88.6%; PAASCBF: 11.4%)
Private Advisors Small Company Buyout Fund II, L.P.	(Delaware)
PASCBF III GP, LLC	(Delaware)
Private Advisors Small Company Buyout Fund III, LP	(Delaware)
PASCBF IV GP, LLC	(Delaware)
Private Advisors Small Company Buyout Fund IV, LP	(Delaware)
PASCBF IV Carry Parent, LLC	(Delaware)
PASCBF IV Carry, LLC	(Delaware)
PASCBF V GP, LLC	(Delaware)
Private Advisors Small Company Buyout Fund V, LP	(Delaware)
Private Advisors Small Company Buyout Fund V–ERISA Fund, LP	(Delaware)
PASCBF V Carry Parent, LLC	(Delaware)
PASCBF Carry, LLC	(Delaware)
Montpelier Carry Parent, LLC	(Delaware)	(PALLC: 50%; MCFCMLLC: 50%)
Montpelier Carry, LLC	(Delaware)
Montpelier GP, LLC	(Delaware)	(PALLC: 50%; MCFCMLLC: 50%)
Montpelier Fund, L.P.	(Delaware)
The Hedged Strategies Fund, LLC	(Delaware)
Cuyahoga Capital Partners I Management Group, LLC	(Delaware)
Cuyahoga Capital Partners I, L.P.	(Delaware)
Cuyahoga Capital Partners II Management Group LLC	(Delaware)
Cuyahoga Capital Partners II LP	(Delaware)
Cuyahoga Capital Partners III Management Group LLC	(Delaware)
Cuyahoga Capital Partners III LP	(Delaware)
Cuyahoga Capital Partners IV Management Group LLC	(Delaware)
Cuyahoga Capital Partners IV LP	(Delaware)
Cuyahoga Capital Emerging Buyout Partners Management Group LLC	(Delaware)
Cuyahoga Capital Emerging Buyout Partners LP	(Delaware)
Madison Core Property Fund LLC	(Delaware)	(NYLIM is Non Member Manager)[8]
MIREF 1500 Quail, LLC	(Delaware)
MIREF Mission Heritage, LLC	(Delaware)
MIREF Linpro Center, LLC	(Delaware)
MIREF Mill Creek, LLC	(Delaware)
MIREF Gateway, LLC	(Delaware)
MIREF Delta Court, LLC	(Delaware)
MIREF Seaside, LLC	(Delaware)
MIREF Zanker Road, LLC	(Delaware)
MIREF Fremont Distribution Center, LLC	(Delaware)
1101 Taylor Road LLC	(Delaware)
MIREF Century, LLC	(Delaware)
MIREF York Road, LLC	(Delaware)
York Road EW, LLC	(Delaware)	(64.8%)
York Road Retail West, LLC	(Delaware)	(64.8%)
2001 EW LLC	(Delaware)
2122 EW LLC	(Delaware)
MIREF Saddle River LLC	(Delaware)
Via Verde San Dimas, LLC	(Delaware)
MIREF DC Corp.	(Delaware)
MIREF L Street, LLC	(Delaware)
1901 L Street Corp.	(Delaware)
1901 L Street LLC	(District of Columbia)
MIREF Broadstone Uptown Lofts, LLC	(Delaware)
Texas Broadstone Uptown Lofts, L.P.	(Texas)
MIREF Newpoint Commons, LLC	(Delaware)
MIREF Carol Point, LLC	(Delaware)
MIREF Broadstone Westway Park, LLC	(Delaware)
Texas Broadstone Westway Park, L.P.	(Texas)
MIREF Northsight, LLC	(Delaware)
MIREF Riverside, LLC	(Delaware)
MIREF Corporate Woods, LLC	(Delaware)
MIREF Bedminster, LLC	(Delaware)
MIREF Barton’s Creek, LLC	(Delaware)
Barton’s Lodge Apartments, LLC	(Delaware)
MIREF Marketpointe, LLC	(Delaware)
MIREF 101 East Crossroads, LLC	(Delaware)
101 East Crossroads, LLC	(Delaware)
MIREF Waterview, LLC	(Delaware)
MIREF Chain Bridge, LLC	(Delaware)
1991 Chain Bridge Road, LLC	(Delaware)
MIREF Aptakisic, LLC	(Delaware)
Aptakisic Creek Corporate Park, LLC	(Delaware)
MIREF 250 Montgomery, LLC	(Delaware)
MIREF Hawthorne, LLC	(Delaware)
MIREF Auburn 277, LLC	(Delaware)
MIREF Sumner North, LLC	(Delaware)
MIREF Wellington, LLC	(Delaware)
MIREF Warner Center, LLC	(Delaware)
MADISON-IND Valley Business Park CA LLC	(Delaware)
MADISON-MF Duluth GA LLC	(Delaware)
MADISON-IND Assateague MD LLC	(Delaware)
MADISON-SP Assateague LLC	(Delaware)	(90%)
MADISON-MF Casa Santa Fe AZ LLC	(Delaware)
MADISON-MF Cabrillo AZ LLC	(Delaware)
MADISON-OFC Centerstone I CA LLC	(Delaware)
MADISON-RTL Centerstone II CA LLC	(Delaware)
MADISON-OFC Centerstone III CA LLC	(Delaware)
MADISON-MOB Centerstone IV CA LLC	(Delaware)
Flatiron CLO 2014-1-Ltd.	(Cayman Islands)	(100%)
Flatiron CLO 2014-2 Ltd.	(Cayman Islands)	(100%)
NYLIFE LLC	(Delaware)
Eagle Strategies LLC	(Delaware)
New York Life Capital Corporation	(Delaware)
NYL Management Limited	(United Kingdom)
New York Life Trust Company	(New York)
NYL Executive Benefits LLC	(Delaware)
NYLIFE Securities LLC	(Delaware)
NYLINK Insurance Agency Incorporated	(Delaware)
NYLUK I Company	(United Kingdom)
NYLUK II Company	(United Kingdom)
Gresham Mortgage	(United Kingdom)
W Construction Company	(United Kingdom)
WUT	(United Kingdom)
WIM (AIM)	(United Kingdom)
Silver Spring, LLC	(Delaware)
Silver Spring Associates, L.P.	(Pennsylvania)
SCP 2005-C21-002 LLC	(Delaware)
SCP 2005-C21-003 LLC	(Delaware)
SCP 2005-C21-006 LLC	(Delaware)
SCP 2005-C21-007 LLC	(Delaware)
SCP 2005-C21-008 LLC	(Delaware)
SCP 2005-C21-009 LLC	(Delaware)
SCP 2005-C21-017 LLC	(Delaware)
SCP 2005-C21-018 LLC	(Delaware)
SCP 2005-C21-021 LLC	(Delaware)
SCP 2005-C21-025 LLC	(Delaware)
SCP 2005-C21-031 LLC	(Delaware)
SCP 2005-C21-036 LLC	(Delaware)
SCP 2005-C21-041 LLC	(Delaware)
SCP 2005-C21-043 LLC	(Delaware)
SCP 2005-C21-044 LLC	(Delaware)
SCP 2005-C21-048 LLC	(Delaware)
SCP 2005-C21-061 LLC	(Delaware)
SCP 2005-C21-063 LLC	(Delaware)
SCP 2005-C21-067 LLC	(Delaware)
SCP 2005-C21-069 LLC	(Delaware)
SCP 2005-C21-070 LLC	(Delaware)
NYMH-Ennis GP, LLC	(Delaware)
NYMH-Ennis, L.P.	(Texas)
NYMH-Freeport GP, LLC	(Delaware)
NYMH-Freeport, L.P.	(Texas)
NYMH-Houston GP, LLC	(Delaware)
NYMH-Houston, L.P.	(Texas)
NYMH-Plano GP, LLC	(Delaware)
NYMH-Plano, L.P.	(Texas)
NYMH-San Antonio GP, LLC	(Delaware)
NYMH-San Antonio, L.P.	(Texas)
NYMH-Stephenville GP, LLC	(Delaware)
NYMH-Stephenville, L.P.	(Texas)
NYMH-Taylor GP, LLC	(Delaware)
NYMH-Taylor, L.P.	(Texas)
NYMH-Attleboro MA, LLC	(Delaware)
NYMH-Farmingdale, NY LLC	(Delaware)
NYLMDC-King of Prussia GP, LLC	(Delaware)
NYLMDC-King of Prussia Realty, LP	(Delaware)
NYLife Real Estate Holdings LLC	(Delaware)
Huntsville NYL LLC	(Delaware)
CC Acquisitions, LP	(Delaware)
NYL Midwest Apartments LLC	(Delaware)
REEP-IND Continental NC LLC	(Delaware)
LRC-Patriot, LLC	(Delaware)	(93%)
REEP-IND Fridley MN LLC	(Minnesota)
REEP-IND Green Oaks IL LLC	(Delaware)
REEP-IND Forest Park NJ LLC	(Delaware)
FP Building 4 LLC	(Delaware)
FP Building 1-2-3 LLC	(Delaware)
FP Mantua Grove LLC	(Delaware)
REEP-IND NJ LLC	(Delaware)
NJIND JV LLC	(Delaware)	(93%)
NJIND Hook Road LLC	(Delaware)
NJIND Old Post Road LLC	(Delaware)
NJIND Brunswick Avenue LLC	(Delaware)
NJIND Raritan Center LLC	(Delaware)
NJIND Talmadge Road LLC	(Delaware)
NJIND Bay Avenue LLC	(Delaware)
NJIND Melrich Road LLC	(Delaware)
NJIND Carter Drive LLC	(Delaware)
NJIND Corbin Street LLC	(Delaware)
REEP-IND Kent LLC	(Delaware)
REEP-IND Valwood TX LLC	(Delaware)
REEP-MF Cumberland TN LLC	(Delaware)
Cumberland Apartments, LLC	(Tennessee)
REEP-MF Enclave TX LLC	(Delaware)
Enclave CAF LLC	(Delaware)	(50%)
REEP-MF Issaquah WA LLC	(Delaware)
REEP-MF Marina Landing WA LLC	(Delaware)
REEP-SP Marina Landing LLC	(Delaware)	(98%)
REEP-MF Mira Loma II TX LLC	(Delaware)
Mira Loma II, LLC	(Delaware)	(50%)
REEP-MF Mount Vernon GA LLC	(Delaware)
REEP-MF Verde NC LLC	(Delaware)
REEP-MF Summitt Ridge CO LLC	(Delaware)
Summitt Ridge Apartments, LLC	(Delaware)	(50%)
REEP-MF Wallingford WA LLC	(Delaware)
REEP-MF Woodridge IL LLC	(Delaware)
REEP-OF Centerpointe VA LLC	(Delaware)
Centerpointe (Fairfax) Holdings LLC	(Delaware)	(50%)
REEP-OFC 575 Lex NY LLC	(Delaware)
REEP-OFC 575 Lex NY GP LLC	(Delaware)
Maple REEP-OFC 575 Lex Holdings LP	(Delaware)	(50%)
Maple REEP-OFC 575 Lex Owner LLC	(Delaware)	(50%)
REEP-OFC DRAKES LANDING CA LLC	(Delaware)
REEP OFC Westory DC LLC	(Delaware)
REEP-RTL SASI GA LLC	(Delaware)
PTC Acquisitions, LLC	(Delaware)
Martingale Road LLC	(Delaware)	(71.4693%)
North Andrews Avenue LLC	(Delaware)	(NYLIC 66.90%; NYLIAC 33.10%)
Samsung US Dynamic Asset Allocation Securities Feeder Investment Trust H		(NYL: 49.1%)

1	Control is by virtue of NYLIC and subsidiaries being general partners.
2	NYL Cayman Holdings Ltd. owns 92%.
3	NYL Worldwide Capital Investment LLC owns 0.002%.
4	NYLIC owns 18.64% and NYLIAC owns 0.00% for a total ownership of 18.64%.
5	NYLCAP Manager LLC owns 24.66% of the voting management shares. NYLCAP India Funding LLC owns 36% of non-voting carry shares.
6	NYLCAP Manager LLC owns 24.66% of the voting management shares. NYLCAP India Funding III LLC owns 31.36% of non-voting carry shares.
7	Private Advisors Hedged Equity Fund (QP), L.P. owns 51.10% and PA Hedged Equity Fund, L.P. owns 48.90% of the Master Fund.

ITEM 29.	INDEMNIFICATION

Article IX of the Amended and Restated By-Laws of New York Life Insurance and Annuity Corporation (“NYLIAC”) provides that NYLIAC shall indemnify and hold harmless (including the provision of a defense) certain persons to the fullest extent permitted by the Delaware General Corporation Law against all expenses, costs, judgments, penalties, fines, liability and loss (including attorneys’ fees, judgments, fines, ERISA excise taxes or penalties and amount paid in settlement) that any such person reasonably incurs or suffers if he/she is made party (or threatened to be made party) or is otherwise involved in a claim, action, suit, or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he/she is (or was) a Director or officer of NYLIAC or was serving at NYLIAC’s request as a Director, officer, or trustee of another corporation or of a partnership, joint venture, trust or other enterprise, including service with respect to an employee benefit plan. Such persons also have the right to have NYLIAC pay the reasonable expenses (including reasonable attorneys’ fees) incurred in the defense of any proceedings in advance of their final disposition, subject to certain conditions. NYLIAC may also, to the extent authorized by its Board of Directors, grant rights to indemnification and to the advancement of expenses to any employee or agent of NYLIAC.

Please refer to Article IX of the Amended and Restated By-Laws of NYLIAC for the full text of the indemnification provisions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the provisions described above, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.	PRINCIPAL UNDERWRITERS

(a) Other Activity. Investment companies (other than the Registrant) for which NYLIFE Distributors LLC is currently acting as underwriter:

NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I

NYLIAC MFA Separate Account-I

NYLIAC MFA Separate Account-II

NYLIAC Variable Annuity Separate Account-I

NYLIAC Variable Annuity Separate Account-II

NYLIAC Variable Annuity Separate Account-III

NYLIAC Variable Annuity Separate Account-IV

NYLIAC VLI Separate Account

MainStay Funds

MainStay VP Funds Trust (formerly, MainStay VP Series Fund)

Private Advisors Alternative Strategies Fund

Private Advisors Alternative Strategies Master Fund

(b) Management.

The principal business address of each director and officer of NYLIFE Distributors LLC is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

Names of Directors and Officers	Positions and Offices with Underwriter
Fisher, Stephen P.	Chairman
Ashe, Christopher	Manager
Gardner, Robert M.	Manager
Fisher, Stephen P.	Chairman & Chief Executive Officer
Hebron, Robert J.	Executive Vice President, AMN Executive Benefits and Retail Distribution
Ashe, Christopher	Senior Vice President & Chief Financial Officer
Akkerman, John W.	Senior Managing Director, MacKay Shields Institutional Sales
Grove, Matthew M.	Senior Managing Director, Individual Annuities
Hung, Yie-Hsin	Senior Managing Director, Investments Boutique
McInerney, Barbara J.	Senior Managing Director, Compliance
Murphy, Patrick M.	Senior Managing Director, Retirement Plan Services
Barrack, Robert M.	Managing Director, GoldPoint Partners Institutional Sales
Childress, Tod K.	Managing Director, Private Advisors Institutional Sales
Gomez, Mark A.	Managing Director and General Counsel
Henehan, Joseph J.	Managing Director, Retirement Plan Services
Hescheles, David S.	Managing Director, Third Party Distribution
Mueller, Rebekah M.	Managing Director, Retirement Plan Services
Niziak, Mark S.	Managing Director, Retirement Plan Services
O’Gara, John J.	Managing Director, US Life and Agency Product Consulting
Parness, Amanda S.	Managing Director, GoldPoint Partners Institutional Sales
Sexeny, Steve	Managing Director, Cornerstone Capital Management Institutional Sales
Wagner, Robin M.	Managing Director and Chief Compliance Officer
Wickwire, Brian D.	Managing Director, NYLIM Service Company, Controller and Chief Operating Officer
Bain, Karen A.	Vice President - Tax
Shively, George S.	Secretary
Bidwell, Anna Louise	Assistant Secretary
Hansen, Marta	Director, Financial Operations Principal and Treasurer
Herrera, Rafaela M.	Director, Compliance and Sales Material Review
Hession, Michael	Assistant Secretary
Howard, Linda M.	Director, Compliance and Anti-Money Laundering Officer
Sharrier, Elizabeth	Assistant Secretary
Taylor, Paula	Director, Retirement Plan Services
Gardner, Robert M.	Chairman
Ashe, Christopher	Committee Member
Fisher, Stephen P.	Committee Member

(c) Compensation from the Registrant.

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Events Occasioning the Deduction of a Deferred Sales Load	Brokerage Commissions	Other Compensation
NYLIFE Distributors LLC	-0-	-0-	-0-	-0-

ITEM 31.	LOCATION OF ACCOUNTS AND RECORDS.

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by NYLIAC at its home office, 51 Madison Avenue, Room 0150, New York, New York 10010; New York Life — Records Division, 110 Cokesbury Road, Lebanon, New Jersey 08833 and with Iron Mountain Records Management, Inc. at both 8 Neptune Drive, Poughkeepsie, New York 12601 and Route 9W South, Port Ewen, New York 12466-0477.

ITEM 32.	MANAGEMENT SERVICES.

Not applicable.

ITEM 33.	FEE REPRESENTATION.

New York Life Insurance and Annuity Corporation (“NYLIAC”), the sponsoring insurance company of the NYLIAC Variable Universal Life Separate Account-I, hereby represents that the fees and charges deducted under the New York Life Variable Universal Life Accumulator and New York Life Survivorship Variable Universal Life Accumulator Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.

SIGNATURES

Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(a)(1) for effectiveness of this Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on this 16th day of May, 2014.

NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I (Registrant)

By:	/s/ Eric J. Lynn
Eric J. Lynn
Vice President and Actuary

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION (Depositor)

By:	/s/ Eric J. Lynn
Eric J. Lynn
Vice President and Actuary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Andrew F. Amenn*	Corporate Vice President and Controller (Principal Accounting Officer)
David G. Bedard*	Director
Christopher O. Blunt*	Director
Frank M. Boccio*	Director
John T. Fleurant*	Director and Chief Financial Officer
Robert M. Gardner*	Director
Matthew M. Grove*	Director
John Y. Kim*	Director
Steven D. Lash*	Director
Theodore A. Mathas*	Chairman and President (Principal Executive Officer)
Mark W. Pfaff*	Director
Arthur H. Seter*	Director
Joel M. Steinberg*	Director
Susan A. Thrope*	Director

By:	/s/ Eric J. Lynn
Eric J. Lynn
Attorney-in-Fact
May 16, 2014

*	Pursuant to Powers of Attorney previously filed.

EXHIBIT INDEX

Exhibit Number	Description

(k)	Opinion and Consent of Thomas F. English, Esq.

(l)	Opinion and Consent of Karin A. Bombard, Actuary

(m)(1)	Sample Calculation of Illustrations for Accumulator VUL

(m)(2)	Sample Calculation of Illustrations for Accumulator SVUL

(n)	Consent of PricewaterhouseCoopers LLP